UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Large Cap Equity Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Small Cap Growth Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Equity Income Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Small/Mid Cap Equity Fund, Goldman Sachs Enhanced Dividend Global Equity Portfolio, and Goldman Sachs Tax-Advantaged Global Equity Portfolio is filed herewith.

Annual Shareholder Report

August 31, 2026

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class A: GADGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$57	0.52%

How did the Fund perform and what affected its performance?

The broad global equity market posted strongly positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Emerging markets equities outperformed developed markets equities by a wide margin, while non-U.S. developed markets equities outpaced U.S. equities. Internationally, performance was supported by a broad-based economic recovery in developed markets, a softening U.S. dollar that provided a material tailwind to U.S. dollar-denominated returns, an artificial intelligence (AI) investment theme that moved beyond pure-play technology into the wider industrial value chain, and resilient corporate earnings. In the U.S., resilient corporate earnings, solid labor data and expanding AI infrastructure drove gains most. Monetary policy also played a crucial role, with the U.S. Federal Reserve (Fed) implementing interest rate cuts in the last months of 2025 and then holding steady, as policymakers weighed inflation data that remained above their 2% target. Periodic volatility, on a global basis, was largely based on investor concerns around AI monetization, returns on investment and debt issuance as well as geopolitical tensions, including maritime shipping disruptions and trade tariffs.

Top Contributors to Performance:

  Tactical allocations added to the Fund's performance versus the Enhanced Dividend Global Equity Composite Index (Index).

  The Fund also benefited from its tactical allocations to U.S. and European health care stocks and, to a lesser extent, to U.S. technology stocks. In commodities, a tactical allocation to uranium contributed positively.

  On a country level, investments in Mexican and South African equities added to results.

  The Fund was also helped by its exposure to the broad emerging equities market (ex-China), which was added as part of a change in its strategic asset allocation during the Period.

  Among the Fund's Underlying Funds, the Goldman Sachs U.S. Small Cap Insights Fund and the Goldman Sachs International Small Cap Insights Fund outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by its strategic weighting in fixed income, which was broadly in line with the Index and which therefore limited the Fund's participation in the rising global equity market.

  Similarly, the Fund's strategic underweight in emerging markets equities hampered relative performance, as emerging markets equities outperformed U.S. equities and non-U.S. developed markets equities.

  Within its tactical allocations, the Fund's exposure to investment grade corporate bonds detracted modestly from relative returns, as bond yields rose on expectations of near-term Fed interest rate hikes.

  As global equity markets recorded strong gains, the call writing strategies of two of the Fund's Underlying Funds—the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund—detracted from their performance.

  The Goldman Sachs Emerging Markets Equity Insights Fund, another of the Fund’s Underlying Funds, underperformed its benchmark index.

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's performance benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class A Excluding sale charges	Class A Including sale charges	EDGE Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
9/1/16	$10,000	$9,450	$10,000	$10,000	$10,000
8/17	$11,225	$10,608	$11,525	$10,003	$11,708
8/18	$12,229	$11,556	$12,810	$9,874	$13,090
8/19	$12,011	$11,350	$12,860	$10,614	$12,902
8/20	$12,819	$12,114	$14,729	$11,195	$14,894
8/21	$16,106	$15,220	$18,711	$11,117	$19,379
8/22	$14,558	$13,758	$16,174	$10,276	$16,232
8/23	$16,282	$15,386	$18,131	$10,258	$18,396
8/24	$19,275	$18,214	$21,951	$10,900	$22,557
8/25	$21,512	$20,329	$25,095	$11,361	$26,053
8/26	$25,849	$24,427	$30,297	$11,532	$31,876

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	20.16%	9.92%	9.96%
Class A Including sale charges	13.56%	8.68%	9.34%
EDGE Composite Index	20.73%	10.11%	11.72%
Bloomberg U.S. Intermediate Treasury Index	1.51%	0.74%	1.44%
MSCI ACWI IMI Index (Net, USD, Unhedged)	22.35%	10.46%	12.29%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$541,767,683
# of Portfolio Holdings as of Period End	16
Portfolio Turnover Rate for the Period	12%
Total Net Advisory Fees Paid for the Period	$722,342

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Table Summary
Underlying Funds	88.1%
Exchange-Traded Funds	6.8%
Investment Company	3.1%

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Dividend Global Equity Portfolio

38143H167-AR-0826     Class A

Annual Shareholder Report

August 31, 2026

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Institutional Shares: GIDGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.20%

How did the Fund perform and what affected its performance?

The broad global equity market posted strongly positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Emerging markets equities outperformed developed markets equities by a wide margin, while non-U.S. developed markets equities outpaced U.S. equities. Internationally, performance was supported by a broad-based economic recovery in developed markets, a softening U.S. dollar that provided a material tailwind to U.S. dollar-denominated returns, an artificial intelligence (AI) investment theme that moved beyond pure-play technology into the wider industrial value chain, and resilient corporate earnings. In the U.S., resilient corporate earnings, solid labor data and expanding AI infrastructure drove gains most. Monetary policy also played a crucial role, with the U.S. Federal Reserve (Fed) implementing interest rate cuts in the last months of 2025 and then holding steady, as policymakers weighed inflation data that remained above their 2% target. Periodic volatility, on a global basis, was largely based on investor concerns around AI monetization, returns on investment and debt issuance as well as geopolitical tensions, including maritime shipping disruptions and trade tariffs.

Top Contributors to Performance:

  Tactical allocations added to the Fund's performance versus the Enhanced Dividend Global Equity Composite Index (Index).

  The Fund also benefited from its tactical allocations to U.S. and European health care stocks and, to a lesser extent, to U.S. technology stocks. In commodities, a tactical allocation to uranium contributed positively.

  On a country level, investments in Mexican and South African equities added to results.

  The Fund was also helped by its exposure to the broad emerging equities market (ex-China), which was added as part of a change in its strategic asset allocation during the Period.

  Among the Fund's Underlying Funds, the Goldman Sachs U.S. Small Cap Insights Fund and the Goldman Sachs International Small Cap Insights Fund outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by its strategic weighting in fixed income, which was broadly in line with the Index and which therefore limited the Fund's participation in the rising global equity market.

  Similarly, the Fund's strategic underweight in emerging markets equities hampered relative performance, as emerging markets equities outperformed U.S. equities and non-U.S. developed markets equities.

  Within its tactical allocations, the Fund's exposure to investment grade corporate bonds detracted modestly from relative returns, as bond yields rose on expectations of near-term Fed interest rate hikes.

  As global equity markets recorded strong gains, the call writing strategies of two of the Fund's Underlying Funds—the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund—detracted from their performance.

  The Goldman Sachs Emerging Markets Equity Insights Fund, another of the Fund’s Underlying Funds, underperformed its benchmark index.

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Institutional Shares

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's performance benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Institutional	EDGE Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
9/1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/17	$1,126,600	$1,152,500	$1,000,328	$1,170,800
8/18	$1,233,064	$1,281,004	$987,354	$1,308,954
8/19	$1,215,061	$1,286,000	$1,061,398	$1,290,236
8/20	$1,302,424	$1,472,855	$1,119,539	$1,489,449
8/21	$1,641,705	$1,871,116	$1,111,696	$1,937,922
8/22	$1,488,698	$1,617,392	$1,027,553	$1,623,203
8/23	$1,670,915	$1,813,097	$1,025,820	$1,839,576
8/24	$1,984,044	$2,195,116	$1,089,999	$2,255,689
8/25	$2,220,741	$2,509,457	$1,136,098	$2,605,320
8/26	$2,677,769	$3,029,667	$1,153,218	$3,187,609

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Institutional	20.58%	10.28%	10.35%
EDGE Composite Index	20.73%	10.11%	11.72%
Bloomberg U.S. Intermediate Treasury Index	1.51%	0.74%	1.44%
MSCI ACWI IMI Index (Net, USD, Unhedged)	22.35%	10.46%	12.29%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Institutional Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$541,767,683
# of Portfolio Holdings as of Period End	16
Portfolio Turnover Rate for the Period	12%
Total Net Advisory Fees Paid for the Period	$722,342

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Table Summary
Underlying Funds	88.1%
Exchange-Traded Funds	6.8%
Investment Company	3.1%

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Dividend Global Equity Portfolio

38143H175-AR-0826     Institutional Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class R6: GRGDX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$21	0.19%

How did the Fund perform and what affected its performance?

The broad global equity market posted strongly positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Emerging markets equities outperformed developed markets equities by a wide margin, while non-U.S. developed markets equities outpaced U.S. equities. Internationally, performance was supported by a broad-based economic recovery in developed markets, a softening U.S. dollar that provided a material tailwind to U.S. dollar-denominated returns, an artificial intelligence (AI) investment theme that moved beyond pure-play technology into the wider industrial value chain, and resilient corporate earnings. In the U.S., resilient corporate earnings, solid labor data and expanding AI infrastructure drove gains most. Monetary policy also played a crucial role, with the U.S. Federal Reserve (Fed) implementing interest rate cuts in the last months of 2025 and then holding steady, as policymakers weighed inflation data that remained above their 2% target. Periodic volatility, on a global basis, was largely based on investor concerns around AI monetization, returns on investment and debt issuance as well as geopolitical tensions, including maritime shipping disruptions and trade tariffs.

Top Contributors to Performance:

  Tactical allocations added to the Fund's performance versus the Enhanced Dividend Global Equity Composite Index (Index).

  The Fund also benefited from its tactical allocations to U.S. and European health care stocks and, to a lesser extent, to U.S. technology stocks. In commodities, a tactical allocation to uranium contributed positively.

  On a country level, investments in Mexican and South African equities added to results.

  The Fund was also helped by its exposure to the broad emerging equities market (ex-China), which was added as part of a change in its strategic asset allocation during the Period.

  Among the Fund's Underlying Funds, the Goldman Sachs U.S. Small Cap Insights Fund and the Goldman Sachs International Small Cap Insights Fund outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by its strategic weighting in fixed income, which was broadly in line with the Index and which therefore limited the Fund's participation in the rising global equity market.

  Similarly, the Fund's strategic underweight in emerging markets equities hampered relative performance, as emerging markets equities outperformed U.S. equities and non-U.S. developed markets equities.

  Within its tactical allocations, the Fund's exposure to investment grade corporate bonds detracted modestly from relative returns, as bond yields rose on expectations of near-term Fed interest rate hikes.

  As global equity markets recorded strong gains, the call writing strategies of two of the Fund's Underlying Funds—the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund—detracted from their performance.

  The Goldman Sachs Emerging Markets Equity Insights Fund, another of the Fund’s Underlying Funds, underperformed its benchmark index.

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's performance benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R6	EDGE Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
12/29/17	$10,000	$10,000	$10,000	$10,000
8/18	$10,339	$10,378	$9,970	$10,353
8/19	$10,180	$10,418	$10,718	$10,205
8/20	$10,923	$11,932	$11,305	$11,781
8/21	$13,766	$15,159	$11,226	$15,328
8/22	$12,493	$13,103	$10,376	$12,839
8/23	$14,017	$14,689	$10,359	$14,550
8/24	$16,641	$17,784	$11,007	$17,841
8/25	$18,634	$20,330	$11,472	$20,606
8/26	$22,468	$24,545	$11,645	$25,212

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class R6 (Commenced December 29, 2017)	20.57%	10.29%	9.78%
EDGE Composite Index	20.73%	10.11%	10.90%
Bloomberg U.S. Intermediate Treasury Index	1.51%	0.74%	1.77%
MSCI ACWI IMI Index (Net, USD, Unhedged)	22.35%	10.46%	11.24%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$541,767,683
# of Portfolio Holdings as of Period End	16
Portfolio Turnover Rate for the Period	12%
Total Net Advisory Fees Paid for the Period	$722,342

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Table Summary
Underlying Funds	88.1%
Exchange-Traded Funds	6.8%
Investment Company	3.1%

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Dividend Global Equity Portfolio

38148U197-AR-0826     Class R6

Annual Shareholder Report

August 31, 2026

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class P: GAFPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$21	0.19%

How did the Fund perform and what affected its performance?

The broad global equity market posted strongly positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Emerging markets equities outperformed developed markets equities by a wide margin, while non-U.S. developed markets equities outpaced U.S. equities. Internationally, performance was supported by a broad-based economic recovery in developed markets, a softening U.S. dollar that provided a material tailwind to U.S. dollar-denominated returns, an artificial intelligence (AI) investment theme that moved beyond pure-play technology into the wider industrial value chain, and resilient corporate earnings. In the U.S., resilient corporate earnings, solid labor data and expanding AI infrastructure drove gains most. Monetary policy also played a crucial role, with the U.S. Federal Reserve (Fed) implementing interest rate cuts in the last months of 2025 and then holding steady, as policymakers weighed inflation data that remained above their 2% target. Periodic volatility, on a global basis, was largely based on investor concerns around AI monetization, returns on investment and debt issuance as well as geopolitical tensions, including maritime shipping disruptions and trade tariffs.

Top Contributors to Performance:

  Tactical allocations added to the Fund's performance versus the Enhanced Dividend Global Equity Composite Index (Index).

  The Fund also benefited from its tactical allocations to U.S. and European health care stocks and, to a lesser extent, to U.S. technology stocks. In commodities, a tactical allocation to uranium contributed positively.

  On a country level, investments in Mexican and South African equities added to results.

  The Fund was also helped by its exposure to the broad emerging equities market (ex-China), which was added as part of a change in its strategic asset allocation during the Period.

  Among the Fund's Underlying Funds, the Goldman Sachs U.S. Small Cap Insights Fund and the Goldman Sachs International Small Cap Insights Fund outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by its strategic weighting in fixed income, which was broadly in line with the Index and which therefore limited the Fund's participation in the rising global equity market.

  Similarly, the Fund's strategic underweight in emerging markets equities hampered relative performance, as emerging markets equities outperformed U.S. equities and non-U.S. developed markets equities.

  Within its tactical allocations, the Fund's exposure to investment grade corporate bonds detracted modestly from relative returns, as bond yields rose on expectations of near-term Fed interest rate hikes.

  As global equity markets recorded strong gains, the call writing strategies of two of the Fund's Underlying Funds—the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund—detracted from their performance.

  The Goldman Sachs Emerging Markets Equity Insights Fund, another of the Fund’s Underlying Funds, underperformed its benchmark index.

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's performance benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class P	EDGE Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000	$10,000	$10,000
8/18	$10,280	$10,309	$10,073	$10,224
8/19	$10,131	$10,349	$10,828	$10,078
8/20	$10,862	$11,853	$11,421	$11,634
8/21	$13,692	$15,058	$11,341	$15,137
8/22	$12,424	$13,016	$10,483	$12,679
8/23	$13,940	$14,591	$10,465	$14,369
8/24	$16,551	$17,665	$11,120	$17,619
8/25	$18,535	$20,195	$11,590	$20,350
8/26	$22,354	$24,382	$11,765	$24,898

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	20.60%	10.29%	10.07%
EDGE Composite Index	20.73%	10.11%	11.22%
Bloomberg U.S. Intermediate Treasury Index	1.51%	0.74%	1.96%
MSCI ACWI IMI Index (Net, USD, Unhedged)	22.35%	10.46%	11.50%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$541,767,683
# of Portfolio Holdings as of Period End	16
Portfolio Turnover Rate for the Period	12%
Total Net Advisory Fees Paid for the Period	$722,342

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Table Summary
Underlying Funds	88.1%
Exchange-Traded Funds	6.8%
Investment Company	3.1%

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Dividend Global Equity Portfolio

38150B830-AR-0826     Class P

Annual Shareholder Report

August 31, 2026

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class A: TAGGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$61	0.56%

How did the Fund perform and what affected its performance?

The broad global equity market posted strongly positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Emerging markets equities outperformed developed markets equities by a wide margin, while non-U.S. developed markets equities outpaced U.S. equities. Internationally, performance was supported by a broad-based economic recovery in developed markets, a softening U.S. dollar that provided a material tailwind to U.S. dollar-denominated returns, an artificial intelligence (AI) investment theme that moved beyond pure-play technology into the wider industrial value chain, and resilient corporate earnings. In the U.S., resilient corporate earnings, solid labor data and expanding AI infrastructure drove gains most. Monetary policy also played a crucial role, with the U.S. Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as policymakers weighed inflation data that remained above their 2% target. Periodic volatility, on a global basis, was largely based on investor concerns around AI monetization, returns on investment and debt issuance as well as geopolitical tensions, including maritime shipping disruptions and trade tariffs.

Top Contributors to Performance:

  Overall, tactical allocations added to the Fund’s performance relative to the Tax-Advantaged Global Composite Index (Index). Within equities, the Fund was helped by its tactical allocations to U.S. and European health care stocks, as the broad health care sector rebounded from previous weakness. In fixed income, the Fund benefited from its tactical underweight in intermediate-duration investment grade corporate bonds, which lagged equities during the Period. The Fund’s tactical allocations to a currency hedge and to cash added modestly to relative returns.

  The Fund was also helped by its exposure to the broad emerging equities market (ex-China), which was added as part of a change in its strategic asset allocation during the Period.

  The Goldman Sachs International Tax-Managed Equity Fund, one of the two Underlying Funds in which the Fund held its largest weightings, outperformed its benchmark index.

  Among other Underlying Funds, the Goldman Sachs International Small Cap Insights Fund and the Goldman Sachs Emerging Markets Insights Fund outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by its strategic underweights versus the Index in non-U.S. developed markets equities and emerging markets equities as well as by its strategic overweight in U.S. equities. Non-U.S. developed markets equities and emerging markets equities outperformed U.S. equities during the Period.

  Stock selection within the Underlying Funds detracted from the Fund's relative performance.

  Within the Underlying Funds, the other Underlying Fund in which the Fund held its largest weightings, the Goldman Sachs U.S. Tax-Managed Equity Fund, underperformed its benchmark index.

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class A Excluding sale charges	Class A Including sale charges	TAG Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
9/1/16	$10,000	$9,450	$10,000	$10,000	$10,000
8/17	$11,523	$10,889	$11,525	$10,003	$11,708
8/18	$12,999	$12,284	$12,810	$9,874	$13,090
8/19	$12,354	$11,675	$12,860	$10,614	$12,902
8/20	$13,871	$13,109	$14,729	$11,195	$14,894
8/21	$17,796	$16,817	$18,711	$11,117	$19,379
8/22	$15,555	$14,700	$16,174	$10,276	$16,232
8/23	$17,436	$16,477	$18,131	$10,258	$18,396
8/24	$21,479	$20,298	$21,951	$10,900	$22,557
8/25	$24,415	$23,073	$25,095	$11,361	$26,053
8/26	$28,888	$27,299	$30,297	$11,532	$31,876

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	18.32%	10.17%	11.19%
Class A Including sale charges	11.82%	8.93%	10.56%
TAG Composite Index	20.73%	10.11%	11.72%
Bloomberg U.S. Intermediate Treasury Index	1.51%	0.74%	1.44%
MSCI ACWI IMI Index (Net, USD, Unhedged)	22.35%	10.46%	12.29%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,080,201,318
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	11%
Total Net Advisory Fees Paid for the Period	$7,951,343

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Table Summary
Underlying Funds	89.6%
Exchange-Traded Funds	3.0%
Investment Company	5.4%

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tax-Advantaged Global Equity Portfolio

38142B120-AR-0826     Class A

Annual Shareholder Report

August 31, 2026

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Institutional Shares: TIGGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.20%

How did the Fund perform and what affected its performance?

The broad global equity market posted strongly positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Emerging markets equities outperformed developed markets equities by a wide margin, while non-U.S. developed markets equities outpaced U.S. equities. Internationally, performance was supported by a broad-based economic recovery in developed markets, a softening U.S. dollar that provided a material tailwind to U.S. dollar-denominated returns, an artificial intelligence (AI) investment theme that moved beyond pure-play technology into the wider industrial value chain, and resilient corporate earnings. In the U.S., resilient corporate earnings, solid labor data and expanding AI infrastructure drove gains most. Monetary policy also played a crucial role, with the U.S. Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as policymakers weighed inflation data that remained above their 2% target. Periodic volatility, on a global basis, was largely based on investor concerns around AI monetization, returns on investment and debt issuance as well as geopolitical tensions, including maritime shipping disruptions and trade tariffs.

Top Contributors to Performance:

  Overall, tactical allocations added to the Fund’s performance relative to the Tax-Advantaged Global Composite Index (Index). Within equities, the Fund was helped by its tactical allocations to U.S. and European health care stocks, as the broad health care sector rebounded from previous weakness. In fixed income, the Fund benefited from its tactical underweight in intermediate-duration investment grade corporate bonds, which lagged equities during the Period. The Fund’s tactical allocations to a currency hedge and to cash added modestly to relative returns.

  The Fund was also helped by its exposure to the broad emerging equities market (ex-China), which was added as part of a change in its strategic asset allocation during the Period.

  The Goldman Sachs International Tax-Managed Equity Fund, one of the two Underlying Funds in which the Fund held its largest weightings, outperformed its benchmark index.

  Among other Underlying Funds, the Goldman Sachs International Small Cap Insights Fund and the Goldman Sachs Emerging Markets Insights Fund outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by its strategic underweights versus the Index in non-U.S. developed markets equities and emerging markets equities as well as by its strategic overweight in U.S. equities. Non-U.S. developed markets equities and emerging markets equities outperformed U.S. equities during the Period.

  Stock selection within the Underlying Funds detracted from the Fund's relative performance.

  Within the Underlying Funds, the other Underlying Fund in which the Fund held its largest weightings, the Goldman Sachs U.S. Tax-Managed Equity Fund, underperformed its benchmark index.

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Institutional Shares

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Institutional	TAG Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
9/1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/17	$1,157,400	$1,152,500	$1,000,328	$1,170,800
8/18	$1,311,566	$1,281,004	$987,354	$1,308,954
8/19	$1,251,103	$1,286,000	$1,061,398	$1,290,236
8/20	$1,409,242	$1,472,855	$1,119,539	$1,489,449
8/21	$1,815,244	$1,871,116	$1,111,696	$1,937,922
8/22	$1,591,788	$1,617,392	$1,027,553	$1,623,203
8/23	$1,790,921	$1,813,097	$1,025,820	$1,839,576
8/24	$2,214,652	$2,195,116	$1,089,999	$2,255,689
8/25	$2,526,254	$2,509,457	$1,136,098	$2,605,320
8/26	$2,999,926	$3,029,667	$1,153,218	$3,187,609

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Institutional	18.75%	10.56%	11.61%
TAG Composite Index	20.73%	10.11%	11.72%
Bloomberg U.S. Intermediate Treasury Index	1.51%	0.74%	1.44%
MSCI ACWI IMI Index (Net, USD, Unhedged)	22.35%	10.46%	12.29%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Institutional Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,080,201,318
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	11%
Total Net Advisory Fees Paid for the Period	$7,951,343

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Table Summary
Underlying Funds	89.6%
Exchange-Traded Funds	3.0%
Investment Company	5.4%

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tax-Advantaged Global Equity Portfolio

38142B112-AR-0826     Institutional Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class R6: TRGGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$21	0.19%

How did the Fund perform and what affected its performance?

The broad global equity market posted strongly positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Emerging markets equities outperformed developed markets equities by a wide margin, while non-U.S. developed markets equities outpaced U.S. equities. Internationally, performance was supported by a broad-based economic recovery in developed markets, a softening U.S. dollar that provided a material tailwind to U.S. dollar-denominated returns, an artificial intelligence (AI) investment theme that moved beyond pure-play technology into the wider industrial value chain, and resilient corporate earnings. In the U.S., resilient corporate earnings, solid labor data and expanding AI infrastructure drove gains most. Monetary policy also played a crucial role, with the U.S. Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as policymakers weighed inflation data that remained above their 2% target. Periodic volatility, on a global basis, was largely based on investor concerns around AI monetization, returns on investment and debt issuance as well as geopolitical tensions, including maritime shipping disruptions and trade tariffs.

Top Contributors to Performance:

  Overall, tactical allocations added to the Fund’s performance relative to the Tax-Advantaged Global Composite Index (Index). Within equities, the Fund was helped by its tactical allocations to U.S. and European health care stocks, as the broad health care sector rebounded from previous weakness. In fixed income, the Fund benefited from its tactical underweight in intermediate-duration investment grade corporate bonds, which lagged equities during the Period. The Fund’s tactical allocations to a currency hedge and to cash added modestly to relative returns.

  The Fund was also helped by its exposure to the broad emerging equities market (ex-China), which was added as part of a change in its strategic asset allocation during the Period.

  The Goldman Sachs International Tax-Managed Equity Fund, one of the two Underlying Funds in which the Fund held its largest weightings, outperformed its benchmark index.

  Among other Underlying Funds, the Goldman Sachs International Small Cap Insights Fund and the Goldman Sachs Emerging Markets Insights Fund outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by its strategic underweights versus the Index in non-U.S. developed markets equities and emerging markets equities as well as by its strategic overweight in U.S. equities. Non-U.S. developed markets equities and emerging markets equities outperformed U.S. equities during the Period.

  Stock selection within the Underlying Funds detracted from the Fund's relative performance.

  Within the Underlying Funds, the other Underlying Fund in which the Fund held its largest weightings, the Goldman Sachs U.S. Tax-Managed Equity Fund, underperformed its benchmark index.

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R6	TAG Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
12/29/17	$10,000	$10,000	$10,000	$10,000
8/18	$10,558	$10,378	$9,970	$10,353
8/19	$10,075	$10,418	$10,718	$10,205
8/20	$11,347	$11,932	$11,305	$11,781
8/21	$14,620	$15,159	$11,226	$15,328
8/22	$12,830	$13,103	$10,376	$12,839
8/23	$14,430	$14,689	$10,359	$14,550
8/24	$17,846	$17,784	$11,007	$17,841
8/25	$20,360	$20,330	$11,472	$20,606
8/26	$24,184	$24,545	$11,645	$25,212

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class R6 (Commenced December 29, 2017)	18.78%	10.58%	10.71%
TAG Composite Index	20.73%	10.11%	10.90%
Bloomberg U.S. Intermediate Treasury Index	1.51%	0.74%	1.77%
MSCI ACWI IMI Index (Net, USD, Unhedged)	22.35%	10.46%	11.24%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,080,201,318
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	11%
Total Net Advisory Fees Paid for the Period	$7,951,343

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Table Summary
Underlying Funds	89.6%
Exchange-Traded Funds	3.0%
Investment Company	5.4%

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tax-Advantaged Global Equity Portfolio

38148U189-AR-0826     Class R6

Annual Shareholder Report

August 31, 2026

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class P: GSKPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$21	0.19%

How did the Fund perform and what affected its performance?

The broad global equity market posted strongly positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Emerging markets equities outperformed developed markets equities by a wide margin, while non-U.S. developed markets equities outpaced U.S. equities. Internationally, performance was supported by a broad-based economic recovery in developed markets, a softening U.S. dollar that provided a material tailwind to U.S. dollar-denominated returns, an artificial intelligence (AI) investment theme that moved beyond pure-play technology into the wider industrial value chain, and resilient corporate earnings. In the U.S., resilient corporate earnings, solid labor data and expanding AI infrastructure drove gains most. Monetary policy also played a crucial role, with the U.S. Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as policymakers weighed inflation data that remained above their 2% target. Periodic volatility, on a global basis, was largely based on investor concerns around AI monetization, returns on investment and debt issuance as well as geopolitical tensions, including maritime shipping disruptions and trade tariffs.

Top Contributors to Performance:

  Overall, tactical allocations added to the Fund’s performance relative to the Tax-Advantaged Global Composite Index (Index). Within equities, the Fund was helped by its tactical allocations to U.S. and European health care stocks, as the broad health care sector rebounded from previous weakness. In fixed income, the Fund benefited from its tactical underweight in intermediate-duration investment grade corporate bonds, which lagged equities during the Period. The Fund’s tactical allocations to a currency hedge and to cash added modestly to relative returns.

  The Fund was also helped by its exposure to the broad emerging equities market (ex-China), which was added as part of a change in its strategic asset allocation during the Period.

  The Goldman Sachs International Tax-Managed Equity Fund, one of the two Underlying Funds in which the Fund held its largest weightings, outperformed its benchmark index.

  Among other Underlying Funds, the Goldman Sachs International Small Cap Insights Fund and the Goldman Sachs Emerging Markets Insights Fund outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by its strategic underweights versus the Index in non-U.S. developed markets equities and emerging markets equities as well as by its strategic overweight in U.S. equities. Non-U.S. developed markets equities and emerging markets equities outperformed U.S. equities during the Period.

  Stock selection within the Underlying Funds detracted from the Fund's relative performance.

  Within the Underlying Funds, the other Underlying Fund in which the Fund held its largest weightings, the Goldman Sachs U.S. Tax-Managed Equity Fund, underperformed its benchmark index.

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class P	TAG Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000	$10,000	$10,000
8/18	$10,398	$10,309	$10,073	$10,224
8/19	$9,920	$10,349	$10,828	$10,078
8/20	$11,172	$11,853	$11,421	$11,634
8/21	$14,397	$15,058	$11,341	$15,137
8/22	$12,629	$13,016	$10,483	$12,679
8/23	$14,211	$14,591	$10,465	$14,369
8/24	$17,574	$17,665	$11,120	$17,619
8/25	$20,048	$20,195	$11,590	$20,350
8/26	$23,805	$24,382	$11,765	$24,898

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	18.74%	10.58%	10.90%
TAG Composite Index	20.73%	10.11%	11.22%
Bloomberg U.S. Intermediate Treasury Index	1.51%	0.74%	1.96%
MSCI ACWI IMI Index (Net, USD, Unhedged)	22.35%	10.46%	11.50%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,080,201,318
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	11%
Total Net Advisory Fees Paid for the Period	$7,951,343

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Table Summary
Underlying Funds	89.6%
Exchange-Traded Funds	3.0%
Investment Company	5.4%

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tax-Advantaged Global Equity Portfolio

38150B236-AR-0826     Class P

Annual Shareholder Report

August 31, 2026

Goldman Sachs Large Cap Equity Fund

Class A: GSCGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$109	1.00%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology and industrials sectors contributed most positively to the Fund’s relative results. An underweight to financials further bolstered results.

  An overweight in technology company Dell Technologies contributed positively due to its strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in semiconductor company Marvell Technology proved beneficial, largely on the back of strong execution against its AI-driven data center opportunity and a broadening set of growth vectors benefiting its stock. The company is transforming into a more diversified business as concentration risk structurally declines, with custom silicon complemented by a fast-growing interconnect and switching franchise, while its acquisition of Celestial AI and a $2 billion investment from NVIDIA further validated its roadmap.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.

  Stock selection in the materials, health care and consumer discretionary sectors detracted most.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel largely due to the timing of the Fund’s investment. Following the initiation of a position in the company in June 2026, its stock came under pressure amid concerns around market share losses in core central processing unit markets, execution risk on its foundry buildout and elevated capital spending weighing on margins and free cash flow. Investor caution around the pace of its process technology roadmap, competitive pressure from rivals and near-term earnings dilution also dampened sentiment.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in financial technology and business software company Intuit hurt. Its stock came under pressure amid concerns around decelerating growth in its consumer tax and small business segments, elevated spending on AI initiatives and valuation sensitivity in a higher interest rate environment. Investor caution around competitive dynamics, customer retention and the pace of monetization across its platform further weighed on sentiment. We exited the Fund’s position.

Goldman Sachs Large Cap Equity Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Index
9/1/16	$10,000	$9,450	$10,000
8/17	$12,147	$11,479	$11,616
8/18	$14,821	$14,005	$13,918
8/19	$15,372	$14,526	$14,265
8/20	$18,804	$17,770	$17,474
8/21	$24,893	$23,524	$23,110
8/22	$21,067	$19,908	$20,115
8/23	$24,465	$23,120	$23,213
8/24	$30,288	$28,622	$29,387
8/25	$35,167	$33,233	$34,160
8/26	$41,533	$39,248	$40,913

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	18.10%	10.77%	15.29%
Class A Including sale charges	11.59%	9.53%	14.64%
Russell 1000® Index	19.77%	12.09%	15.12%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Equity Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,575,237,426
# of Portfolio Holdings as of Period End	133
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$9,878,569

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	36.7%
Financials	13.0%
Consumer Discretionary	9.2%
Health Care	8.9%
Communication Services	8.8%
Industrials	8.6%
Consumer Staples	4.0%
Energy	3.7%
Real Estate	2.3%
Other	4.7%

Goldman Sachs Large Cap Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38141W638-AR-0826     Class A

Annual Shareholder Report

August 31, 2026

Goldman Sachs Large Cap Equity Fund

Class C: GSPCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$190	1.75%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology and industrials sectors contributed most positively to the Fund’s relative results. An underweight to financials further bolstered results.

  An overweight in technology company Dell Technologies contributed positively due to its strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in semiconductor company Marvell Technology proved beneficial, largely on the back of strong execution against its AI-driven data center opportunity and a broadening set of growth vectors benefiting its stock. The company is transforming into a more diversified business as concentration risk structurally declines, with custom silicon complemented by a fast-growing interconnect and switching franchise, while its acquisition of Celestial AI and a $2 billion investment from NVIDIA further validated its roadmap.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.

  Stock selection in the materials, health care and consumer discretionary sectors detracted most.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel largely due to the timing of the Fund’s investment. Following the initiation of a position in the company in June 2026, its stock came under pressure amid concerns around market share losses in core central processing unit markets, execution risk on its foundry buildout and elevated capital spending weighing on margins and free cash flow. Investor caution around the pace of its process technology roadmap, competitive pressure from rivals and near-term earnings dilution also dampened sentiment.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in financial technology and business software company Intuit hurt. Its stock came under pressure amid concerns around decelerating growth in its consumer tax and small business segments, elevated spending on AI initiatives and valuation sensitivity in a higher interest rate environment. Investor caution around competitive dynamics, customer retention and the pace of monetization across its platform further weighed on sentiment. We exited the Fund’s position.

Goldman Sachs Large Cap Equity Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Index
9/1/16	$10,000	$9,900	$10,000
8/17	$12,059	$11,938	$11,616
8/18	$14,605	$14,459	$13,918
8/19	$15,044	$14,894	$14,265
8/20	$18,268	$18,086	$17,474
8/21	$24,006	$23,766	$23,110
8/22	$20,156	$19,954	$20,115
8/23	$23,244	$23,011	$23,213
8/24	$28,555	$28,269	$29,387
8/25	$32,915	$32,586	$34,160
8/26	$38,566	$38,181	$40,913

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	17.17%	9.94%	14.44%
Class C Including sale charges	16.00%	9.94%	14.44%
Russell 1000® Index	19.77%	12.09%	15.12%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Equity Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,575,237,426
# of Portfolio Holdings as of Period End	133
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$9,878,569

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	36.7%
Financials	13.0%
Consumer Discretionary	9.2%
Health Care	8.9%
Communication Services	8.8%
Industrials	8.6%
Consumer Staples	4.0%
Energy	3.7%
Real Estate	2.3%
Other	4.7%

Goldman Sachs Large Cap Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38142B344-AR-0826     Class C

Annual Shareholder Report

August 31, 2026

Goldman Sachs Large Cap Equity Fund

Institutional Shares: GSPIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$76	0.70%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology and industrials sectors contributed most positively to the Fund’s relative results. An underweight to financials further bolstered results.

  An overweight in technology company Dell Technologies contributed positively due to its strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in semiconductor company Marvell Technology proved beneficial, largely on the back of strong execution against its AI-driven data center opportunity and a broadening set of growth vectors benefiting its stock. The company is transforming into a more diversified business as concentration risk structurally declines, with custom silicon complemented by a fast-growing interconnect and switching franchise, while its acquisition of Celestial AI and a $2 billion investment from NVIDIA further validated its roadmap.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.

  Stock selection in the materials, health care and consumer discretionary sectors detracted most.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel largely due to the timing of the Fund’s investment. Following the initiation of a position in the company in June 2026, its stock came under pressure amid concerns around market share losses in core central processing unit markets, execution risk on its foundry buildout and elevated capital spending weighing on margins and free cash flow. Investor caution around the pace of its process technology roadmap, competitive pressure from rivals and near-term earnings dilution also dampened sentiment.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in financial technology and business software company Intuit hurt. Its stock came under pressure amid concerns around decelerating growth in its consumer tax and small business segments, elevated spending on AI initiatives and valuation sensitivity in a higher interest rate environment. Investor caution around competitive dynamics, customer retention and the pace of monetization across its platform further weighed on sentiment. We exited the Fund’s position.

Goldman Sachs Large Cap Equity Fund

Institutional Shares

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Institutional	Russell 1000® Index
9/1/16	$1,000,000	$1,000,000
8/17	$1,219,600	$1,161,600
8/18	$1,494,010	$1,391,829
8/19	$1,555,862	$1,426,486
8/20	$1,910,287	$1,747,445
8/21	$2,538,008	$2,310,996
8/22	$2,155,276	$2,011,491
8/23	$2,511,759	$2,321,260
8/24	$3,118,851	$2,938,716
8/25	$3,633,150	$3,415,963
8/26	$4,302,376	$4,091,299

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Institutional	18.42%	11.13%	15.70%
Russell 1000® Index	19.77%	12.09%	15.12%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Equity Fund

Institutional Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,575,237,426
# of Portfolio Holdings as of Period End	133
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$9,878,569

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	36.7%
Financials	13.0%
Consumer Discretionary	9.2%
Health Care	8.9%
Communication Services	8.8%
Industrials	8.6%
Consumer Staples	4.0%
Energy	3.7%
Real Estate	2.3%
Other	4.7%

Goldman Sachs Large Cap Equity Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38142B146-AR-0826     Institutional Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Large Cap Equity Fund

Service Shares: GSPSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$131	1.20%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology and industrials sectors contributed most positively to the Fund’s relative results. An underweight to financials further bolstered results.

  An overweight in technology company Dell Technologies contributed positively due to its strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in semiconductor company Marvell Technology proved beneficial, largely on the back of strong execution against its AI-driven data center opportunity and a broadening set of growth vectors benefiting its stock. The company is transforming into a more diversified business as concentration risk structurally declines, with custom silicon complemented by a fast-growing interconnect and switching franchise, while its acquisition of Celestial AI and a $2 billion investment from NVIDIA further validated its roadmap.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.

  Stock selection in the materials, health care and consumer discretionary sectors detracted most.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel largely due to the timing of the Fund’s investment. Following the initiation of a position in the company in June 2026, its stock came under pressure amid concerns around market share losses in core central processing unit markets, execution risk on its foundry buildout and elevated capital spending weighing on margins and free cash flow. Investor caution around the pace of its process technology roadmap, competitive pressure from rivals and near-term earnings dilution also dampened sentiment.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in financial technology and business software company Intuit hurt. Its stock came under pressure amid concerns around decelerating growth in its consumer tax and small business segments, elevated spending on AI initiatives and valuation sensitivity in a higher interest rate environment. Investor caution around competitive dynamics, customer retention and the pace of monetization across its platform further weighed on sentiment. We exited the Fund’s position.

Goldman Sachs Large Cap Equity Fund

Service Shares

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Service	Russell 1000® Index
9/1/16	$10,000	$10,000
8/17	$12,136	$11,616
8/18	$14,795	$13,918
8/19	$15,323	$14,265
8/20	$18,723	$17,474
8/21	$24,754	$23,110
8/22	$20,917	$20,115
8/23	$24,262	$23,213
8/24	$29,981	$29,387
8/25	$34,738	$34,160
8/26	$40,925	$40,913

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Service	17.81%	10.57%	15.12%
Russell 1000® Index	19.77%	12.09%	15.12%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Equity Fund

Service Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,575,237,426
# of Portfolio Holdings as of Period End	133
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$9,878,569

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	36.7%
Financials	13.0%
Consumer Discretionary	9.2%
Health Care	8.9%
Communication Services	8.8%
Industrials	8.6%
Consumer Staples	4.0%
Energy	3.7%
Real Estate	2.3%
Other	4.7%

Goldman Sachs Large Cap Equity Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38142B138-AR-0826     Service Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Large Cap Equity Fund

Investor Shares: GSPTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$82	0.75%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology and industrials sectors contributed most positively to the Fund’s relative results. An underweight to financials further bolstered results.

  An overweight in technology company Dell Technologies contributed positively due to its strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in semiconductor company Marvell Technology proved beneficial, largely on the back of strong execution against its AI-driven data center opportunity and a broadening set of growth vectors benefiting its stock. The company is transforming into a more diversified business as concentration risk structurally declines, with custom silicon complemented by a fast-growing interconnect and switching franchise, while its acquisition of Celestial AI and a $2 billion investment from NVIDIA further validated its roadmap.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.

  Stock selection in the materials, health care and consumer discretionary sectors detracted most.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel largely due to the timing of the Fund’s investment. Following the initiation of a position in the company in June 2026, its stock came under pressure amid concerns around market share losses in core central processing unit markets, execution risk on its foundry buildout and elevated capital spending weighing on margins and free cash flow. Investor caution around the pace of its process technology roadmap, competitive pressure from rivals and near-term earnings dilution also dampened sentiment.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in financial technology and business software company Intuit hurt. Its stock came under pressure amid concerns around decelerating growth in its consumer tax and small business segments, elevated spending on AI initiatives and valuation sensitivity in a higher interest rate environment. Investor caution around competitive dynamics, customer retention and the pace of monetization across its platform further weighed on sentiment. We exited the Fund’s position.

Goldman Sachs Large Cap Equity Fund

Investor Shares

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Investor	Russell 1000® Index
9/1/16	$10,000	$10,000
8/17	$12,177	$11,616
8/18	$14,899	$13,918
8/19	$15,489	$14,265
8/20	$18,994	$17,474
8/21	$25,206	$23,110
8/22	$21,385	$20,115
8/23	$24,899	$23,213
8/24	$30,899	$29,387
8/25	$35,967	$34,160
8/26	$42,574	$40,913

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Investor	18.37%	11.04%	15.58%
Russell 1000® Index	19.77%	12.09%	15.12%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Equity Fund

Investor Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,575,237,426
# of Portfolio Holdings as of Period End	133
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$9,878,569

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	36.7%
Financials	13.0%
Consumer Discretionary	9.2%
Health Care	8.9%
Communication Services	8.8%
Industrials	8.6%
Consumer Staples	4.0%
Energy	3.7%
Real Estate	2.3%
Other	4.7%

Goldman Sachs Large Cap Equity Fund

Investor Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38144N452-AR-0826     Investor Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Large Cap Equity Fund

Class R6: GSPUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$75	0.69%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology and industrials sectors contributed most positively to the Fund’s relative results. An underweight to financials further bolstered results.

  An overweight in technology company Dell Technologies contributed positively due to its strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in semiconductor company Marvell Technology proved beneficial, largely on the back of strong execution against its AI-driven data center opportunity and a broadening set of growth vectors benefiting its stock. The company is transforming into a more diversified business as concentration risk structurally declines, with custom silicon complemented by a fast-growing interconnect and switching franchise, while its acquisition of Celestial AI and a $2 billion investment from NVIDIA further validated its roadmap.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.

  Stock selection in the materials, health care and consumer discretionary sectors detracted most.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel largely due to the timing of the Fund’s investment. Following the initiation of a position in the company in June 2026, its stock came under pressure amid concerns around market share losses in core central processing unit markets, execution risk on its foundry buildout and elevated capital spending weighing on margins and free cash flow. Investor caution around the pace of its process technology roadmap, competitive pressure from rivals and near-term earnings dilution also dampened sentiment.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in financial technology and business software company Intuit hurt. Its stock came under pressure amid concerns around decelerating growth in its consumer tax and small business segments, elevated spending on AI initiatives and valuation sensitivity in a higher interest rate environment. Investor caution around competitive dynamics, customer retention and the pace of monetization across its platform further weighed on sentiment. We exited the Fund’s position.

Goldman Sachs Large Cap Equity Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R6	Russell 1000® Index
9/1/16	$10,000	$10,000
8/17	$12,199	$11,616
8/18	$14,947	$13,918
8/19	$15,563	$14,265
8/20	$19,109	$17,474
8/21	$25,399	$23,110
8/22	$21,571	$20,115
8/23	$25,142	$23,213
8/24	$31,223	$29,387
8/25	$36,366	$34,160
8/26	$43,075	$40,913

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class R6	18.45%	11.14%	15.71%
Russell 1000® Index	19.77%	12.09%	15.12%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Equity Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,575,237,426
# of Portfolio Holdings as of Period End	133
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$9,878,569

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	36.7%
Financials	13.0%
Consumer Discretionary	9.2%
Health Care	8.9%
Communication Services	8.8%
Industrials	8.6%
Consumer Staples	4.0%
Energy	3.7%
Real Estate	2.3%
Other	4.7%

Goldman Sachs Large Cap Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38147X390-AR-0826     Class R6

Annual Shareholder Report

August 31, 2026

Goldman Sachs Large Cap Equity Fund

Class R: GSPRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$136	1.25%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology and industrials sectors contributed most positively to the Fund’s relative results. An underweight to financials further bolstered results.

  An overweight in technology company Dell Technologies contributed positively due to its strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in semiconductor company Marvell Technology proved beneficial, largely on the back of strong execution against its AI-driven data center opportunity and a broadening set of growth vectors benefiting its stock. The company is transforming into a more diversified business as concentration risk structurally declines, with custom silicon complemented by a fast-growing interconnect and switching franchise, while its acquisition of Celestial AI and a $2 billion investment from NVIDIA further validated its roadmap.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.

  Stock selection in the materials, health care and consumer discretionary sectors detracted most.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel largely due to the timing of the Fund’s investment. Following the initiation of a position in the company in June 2026, its stock came under pressure amid concerns around market share losses in core central processing unit markets, execution risk on its foundry buildout and elevated capital spending weighing on margins and free cash flow. Investor caution around the pace of its process technology roadmap, competitive pressure from rivals and near-term earnings dilution also dampened sentiment.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in financial technology and business software company Intuit hurt. Its stock came under pressure amid concerns around decelerating growth in its consumer tax and small business segments, elevated spending on AI initiatives and valuation sensitivity in a higher interest rate environment. Investor caution around competitive dynamics, customer retention and the pace of monetization across its platform further weighed on sentiment. We exited the Fund’s position.

Goldman Sachs Large Cap Equity Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R	Russell 1000® Index
9/1/16	$10,000	$10,000
8/17	$12,119	$11,616
8/18	$14,752	$13,918
8/19	$15,264	$14,265
8/20	$18,616	$17,474
8/21	$24,590	$23,110
8/22	$20,759	$20,115
8/23	$24,050	$23,213
8/24	$29,696	$29,387
8/25	$34,391	$34,160
8/26	$40,506	$40,913

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class R	17.78%	10.49%	15.01%
Russell 1000® Index	19.77%	12.09%	15.12%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Equity Fund

Class R

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,575,237,426
# of Portfolio Holdings as of Period End	133
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$9,878,569

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	36.7%
Financials	13.0%
Consumer Discretionary	9.2%
Health Care	8.9%
Communication Services	8.8%
Industrials	8.6%
Consumer Staples	4.0%
Energy	3.7%
Real Estate	2.3%
Other	4.7%

Goldman Sachs Large Cap Equity Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38144N460-AR-0826     Class R

Annual Shareholder Report

August 31, 2026

Goldman Sachs Large Cap Equity Fund

Class P: GGGPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$75	0.69%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology and industrials sectors contributed most positively to the Fund’s relative results. An underweight to financials further bolstered results.

  An overweight in technology company Dell Technologies contributed positively due to its strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in semiconductor company Marvell Technology proved beneficial, largely on the back of strong execution against its AI-driven data center opportunity and a broadening set of growth vectors benefiting its stock. The company is transforming into a more diversified business as concentration risk structurally declines, with custom silicon complemented by a fast-growing interconnect and switching franchise, while its acquisition of Celestial AI and a $2 billion investment from NVIDIA further validated its roadmap.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.

  Stock selection in the materials, health care and consumer discretionary sectors detracted most.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel largely due to the timing of the Fund’s investment. Following the initiation of a position in the company in June 2026, its stock came under pressure amid concerns around market share losses in core central processing unit markets, execution risk on its foundry buildout and elevated capital spending weighing on margins and free cash flow. Investor caution around the pace of its process technology roadmap, competitive pressure from rivals and near-term earnings dilution also dampened sentiment.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in financial technology and business software company Intuit hurt. Its stock came under pressure amid concerns around decelerating growth in its consumer tax and small business segments, elevated spending on AI initiatives and valuation sensitivity in a higher interest rate environment. Investor caution around competitive dynamics, customer retention and the pace of monetization across its platform further weighed on sentiment. We exited the Fund’s position.

Goldman Sachs Large Cap Equity Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class P	Russell 1000® Index
4/17/18	$10,000	$10,000
8/18	$10,704	$10,813
8/19	$11,146	$11,082
8/20	$13,687	$13,576
8/21	$18,191	$17,954
8/22	$15,447	$15,627
8/23	$18,005	$18,034
8/24	$22,363	$22,831
8/25	$26,048	$26,538
8/26	$30,851	$31,785

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	18.44%	11.14%	14.39%
Russell 1000® Index	19.77%	12.09%	14.80%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Equity Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,575,237,426
# of Portfolio Holdings as of Period End	133
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$9,878,569

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	36.7%
Financials	13.0%
Consumer Discretionary	9.2%
Health Care	8.9%
Communication Services	8.8%
Industrials	8.6%
Consumer Staples	4.0%
Energy	3.7%
Real Estate	2.3%
Other	4.7%

Goldman Sachs Large Cap Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38150B608-AR-0826     Class P

Annual Shareholder Report

August 31, 2026

Goldman Sachs Mid Cap Growth Fund

Class A: GGOAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$120	1.15%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to relative results.

  Stock selection in the information technology, industrials and health care sectors helped most. Also bolstering results was an underweight to industrials and an overweight to health care.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in Quanta Services, an infrastructure solutions provider for the electric power, underground utility, renewable energy and communications industries, added value. Its stock price gain was supported by robust demand for electric grid modernization, renewable infrastructure and data center buildout, which drove healthy backlog growth and margin expansion. Strong execution across its utility and infrastructure end-markets reinforced investor confidence. Following strong performance, we exited the Fund’s position in Quanta Services.

Top Detractors from Performance:

  Stock selection in the energy, materials and utilities sectors detracted most. An underweight to energy and an overweight to utilities further dampened results.

  The Fund’s top detractor was an underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  The Fund’s underweight in semiconductor company Astera Labs detracted, as its stock price rose. Concerns around its valuation, customer concentration and durability of AI connectivity demand had informed our more cautious stance.

  An overweight in cloud security company Zscaler hurt. Its stock came under pressure amid concerns around decelerating billings growth, elevated competition in the cloud security space, valuation sensitivity in a higher interest rate environment, sales productivity and the pace of large enterprise adoption. We opted to sell the Fund’s position in Zscaler.

Goldman Sachs Mid Cap Growth Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Russell Midcap® Growth Index	Russell 3000® Index
9/1/16	$10,000	$9,450	$10,000	$10,000
8/17	$11,340	$10,716	$11,452	$11,606
8/18	$13,537	$12,792	$14,322	$13,956
8/19	$14,619	$13,815	$15,175	$14,139
8/20	$18,849	$17,812	$18,751	$17,170
8/21	$25,229	$23,842	$25,345	$22,844
8/22	$18,687	$17,660	$18,581	$19,810
8/23	$20,137	$19,030	$20,996	$22,734
8/24	$22,999	$21,734	$25,000	$28,677
8/25	$28,544	$26,974	$31,605	$33,219
8/26	$30,810	$29,116	$31,239	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	7.94%	4.08%	11.90%
Class A Including sale charges	2.00%	2.90%	11.27%
Russell Midcap® Growth Index	-1.16%	4.27%	12.06%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Mid Cap Growth Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$935,637,254
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	110%
Total Net Advisory Fees Paid for the Period	$7,871,670

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective December 29, 2025, the Investment Adviser terminated the agreement to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	29.6%
Health Care	20.5%
Industrials	14.8%
Consumer Discretionary	10.7%
Financials	7.3%
Materials	5.3%
Consumer Staples	3.2%
Communication Services	2.8%
Utilities	2.7%
Other	2.1%

Goldman Sachs Mid Cap Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38142Y104-AR-0826     Class A

Annual Shareholder Report

August 31, 2026

Goldman Sachs Mid Cap Growth Fund

Class C: GGOCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$197	1.90%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to relative results.

  Stock selection in the information technology, industrials and health care sectors helped most. Also bolstering results was an underweight to industrials and an overweight to health care.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in Quanta Services, an infrastructure solutions provider for the electric power, underground utility, renewable energy and communications industries, added value. Its stock price gain was supported by robust demand for electric grid modernization, renewable infrastructure and data center buildout, which drove healthy backlog growth and margin expansion. Strong execution across its utility and infrastructure end-markets reinforced investor confidence. Following strong performance, we exited the Fund’s position in Quanta Services.

Top Detractors from Performance:

  Stock selection in the energy, materials and utilities sectors detracted most. An underweight to energy and an overweight to utilities further dampened results.

  The Fund’s top detractor was an underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  The Fund’s underweight in semiconductor company Astera Labs detracted, as its stock price rose. Concerns around its valuation, customer concentration and durability of AI connectivity demand had informed our more cautious stance.

  An overweight in cloud security company Zscaler hurt. Its stock came under pressure amid concerns around decelerating billings growth, elevated competition in the cloud security space, valuation sensitivity in a higher interest rate environment, sales productivity and the pace of large enterprise adoption. We opted to sell the Fund’s position in Zscaler.

Goldman Sachs Mid Cap Growth Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Russell Midcap® Growth Index	Russell 3000® Index
9/1/16	$10,000	$9,900	$10,000	$10,000
8/17	$11,249	$11,137	$11,452	$11,606
8/18	$13,332	$13,199	$14,322	$13,956
8/19	$14,298	$14,155	$15,175	$14,139
8/20	$18,292	$18,109	$18,751	$17,170
8/21	$24,309	$24,066	$25,345	$22,844
8/22	$17,891	$17,712	$18,581	$19,810
8/23	$19,144	$18,952	$20,996	$22,734
8/24	$21,709	$21,492	$25,000	$28,677
8/25	$26,734	$26,467	$31,605	$33,219
8/26	$28,633	$28,346	$31,239	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	7.10%	3.33%	11.09%
Class C Including sale charges	6.03%	3.33%	11.09%
Russell Midcap® Growth Index	-1.16%	4.27%	12.06%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Mid Cap Growth Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$935,637,254
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	110%
Total Net Advisory Fees Paid for the Period	$7,871,670

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective December 29, 2025, the Investment Adviser terminated the agreement to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	29.6%
Health Care	20.5%
Industrials	14.8%
Consumer Discretionary	10.7%
Financials	7.3%
Materials	5.3%
Consumer Staples	3.2%
Communication Services	2.8%
Utilities	2.7%
Other	2.1%

Goldman Sachs Mid Cap Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38142Y302-AR-0826     Class C

Annual Shareholder Report

August 31, 2026

Goldman Sachs Mid Cap Growth Fund

Institutional Shares: GGOIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$88	0.85%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to relative results.

  Stock selection in the information technology, industrials and health care sectors helped most. Also bolstering results was an underweight to industrials and an overweight to health care.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in Quanta Services, an infrastructure solutions provider for the electric power, underground utility, renewable energy and communications industries, added value. Its stock price gain was supported by robust demand for electric grid modernization, renewable infrastructure and data center buildout, which drove healthy backlog growth and margin expansion. Strong execution across its utility and infrastructure end-markets reinforced investor confidence. Following strong performance, we exited the Fund’s position in Quanta Services.

Top Detractors from Performance:

  Stock selection in the energy, materials and utilities sectors detracted most. An underweight to energy and an overweight to utilities further dampened results.

  The Fund’s top detractor was an underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  The Fund’s underweight in semiconductor company Astera Labs detracted, as its stock price rose. Concerns around its valuation, customer concentration and durability of AI connectivity demand had informed our more cautious stance.

  An overweight in cloud security company Zscaler hurt. Its stock came under pressure amid concerns around decelerating billings growth, elevated competition in the cloud security space, valuation sensitivity in a higher interest rate environment, sales productivity and the pace of large enterprise adoption. We opted to sell the Fund’s position in Zscaler.

Goldman Sachs Mid Cap Growth Fund

Institutional Shares

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Institutional	Russell Midcap® Growth Index	Russell 3000® Index
9/1/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,138,100	$1,145,200	$1,160,600
8/18	$1,363,216	$1,432,187	$1,395,622
8/19	$1,476,908	$1,517,545	$1,413,904
8/20	$1,911,415	$1,875,079	$1,717,045
8/21	$2,566,457	$2,534,545	$2,284,357
8/22	$1,907,134	$1,858,075	$1,980,994
8/23	$2,061,803	$2,099,624	$2,273,389
8/24	$2,363,032	$2,500,023	$2,867,653
8/25	$2,940,793	$3,160,529	$3,321,889
8/26	$3,181,350	$3,123,867	$3,989,589

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Institutional	8.18%	4.39%	12.26%
Russell Midcap® Growth Index	-1.16%	4.27%	12.06%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Mid Cap Growth Fund

Institutional Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$935,637,254
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	110%
Total Net Advisory Fees Paid for the Period	$7,871,670

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2025, the Investment Adviser terminated the agreement to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	29.6%
Health Care	20.5%
Industrials	14.8%
Consumer Discretionary	10.7%
Financials	7.3%
Materials	5.3%
Consumer Staples	3.2%
Communication Services	2.8%
Utilities	2.7%
Other	2.1%

Goldman Sachs Mid Cap Growth Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38142Y401-AR-0826     Institutional Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Mid Cap Growth Fund

Service Shares: GGOSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$140	1.35%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to relative results.

  Stock selection in the information technology, industrials and health care sectors helped most. Also bolstering results was an underweight to industrials and an overweight to health care.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in Quanta Services, an infrastructure solutions provider for the electric power, underground utility, renewable energy and communications industries, added value. Its stock price gain was supported by robust demand for electric grid modernization, renewable infrastructure and data center buildout, which drove healthy backlog growth and margin expansion. Strong execution across its utility and infrastructure end-markets reinforced investor confidence. Following strong performance, we exited the Fund’s position in Quanta Services.

Top Detractors from Performance:

  Stock selection in the energy, materials and utilities sectors detracted most. An underweight to energy and an overweight to utilities further dampened results.

  The Fund’s top detractor was an underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  The Fund’s underweight in semiconductor company Astera Labs detracted, as its stock price rose. Concerns around its valuation, customer concentration and durability of AI connectivity demand had informed our more cautious stance.

  An overweight in cloud security company Zscaler hurt. Its stock came under pressure amid concerns around decelerating billings growth, elevated competition in the cloud security space, valuation sensitivity in a higher interest rate environment, sales productivity and the pace of large enterprise adoption. We opted to sell the Fund’s position in Zscaler.

Goldman Sachs Mid Cap Growth Fund

Service Shares

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Service	Russell Midcap® Growth Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,322	$11,452	$11,606
8/18	$13,497	$14,322	$13,956
8/19	$14,552	$15,175	$14,139
8/20	$18,733	$18,751	$17,170
8/21	$25,026	$25,345	$22,844
8/22	$18,504	$18,581	$19,810
8/23	$19,918	$20,996	$22,734
8/24	$22,696	$25,000	$28,677
8/25	$28,128	$31,605	$33,219
8/26	$30,293	$31,239	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Service	7.70%	3.89%	11.72%
Russell Midcap® Growth Index	-1.16%	4.27%	12.06%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Mid Cap Growth Fund

Service Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$935,637,254
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	110%
Total Net Advisory Fees Paid for the Period	$7,871,670

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2025, the Investment Adviser terminated the agreement to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	29.6%
Health Care	20.5%
Industrials	14.8%
Consumer Discretionary	10.7%
Financials	7.3%
Materials	5.3%
Consumer Staples	3.2%
Communication Services	2.8%
Utilities	2.7%
Other	2.1%

Goldman Sachs Mid Cap Growth Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38142Y500-AR-0826     Service Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Mid Cap Growth Fund

Investor Shares: GGOTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$94	0.90%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to relative results.

  Stock selection in the information technology, industrials and health care sectors helped most. Also bolstering results was an underweight to industrials and an overweight to health care.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in Quanta Services, an infrastructure solutions provider for the electric power, underground utility, renewable energy and communications industries, added value. Its stock price gain was supported by robust demand for electric grid modernization, renewable infrastructure and data center buildout, which drove healthy backlog growth and margin expansion. Strong execution across its utility and infrastructure end-markets reinforced investor confidence. Following strong performance, we exited the Fund’s position in Quanta Services.

Top Detractors from Performance:

  Stock selection in the energy, materials and utilities sectors detracted most. An underweight to energy and an overweight to utilities further dampened results.

  The Fund’s top detractor was an underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  The Fund’s underweight in semiconductor company Astera Labs detracted, as its stock price rose. Concerns around its valuation, customer concentration and durability of AI connectivity demand had informed our more cautious stance.

  An overweight in cloud security company Zscaler hurt. Its stock came under pressure amid concerns around decelerating billings growth, elevated competition in the cloud security space, valuation sensitivity in a higher interest rate environment, sales productivity and the pace of large enterprise adoption. We opted to sell the Fund’s position in Zscaler.

Goldman Sachs Mid Cap Growth Fund

Investor Shares

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Investor	Russell Midcap® Growth Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,371	$11,452	$11,606
8/18	$13,604	$14,322	$13,956
8/19	$14,737	$15,175	$14,139
8/20	$19,047	$18,751	$17,170
8/21	$25,559	$25,345	$22,844
8/22	$18,967	$18,581	$19,810
8/23	$20,502	$20,996	$22,734
8/24	$23,474	$25,000	$28,677
8/25	$29,207	$31,605	$33,219
8/26	$31,584	$31,239	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Investor	8.14%	4.32%	12.18%
Russell Midcap® Growth Index	-1.16%	4.27%	12.06%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Mid Cap Growth Fund

Investor Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$935,637,254
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	110%
Total Net Advisory Fees Paid for the Period	$7,871,670

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective December 29, 2025, the Investment Adviser terminated the agreement to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	29.6%
Health Care	20.5%
Industrials	14.8%
Consumer Discretionary	10.7%
Financials	7.3%
Materials	5.3%
Consumer Staples	3.2%
Communication Services	2.8%
Utilities	2.7%
Other	2.1%

Goldman Sachs Mid Cap Growth Fund

Investor Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38144N346-AR-0826     Investor Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Mid Cap Growth Fund

Class R6: GGOUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$87	0.84%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to relative results.

  Stock selection in the information technology, industrials and health care sectors helped most. Also bolstering results was an underweight to industrials and an overweight to health care.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in Quanta Services, an infrastructure solutions provider for the electric power, underground utility, renewable energy and communications industries, added value. Its stock price gain was supported by robust demand for electric grid modernization, renewable infrastructure and data center buildout, which drove healthy backlog growth and margin expansion. Strong execution across its utility and infrastructure end-markets reinforced investor confidence. Following strong performance, we exited the Fund’s position in Quanta Services.

Top Detractors from Performance:

  Stock selection in the energy, materials and utilities sectors detracted most. An underweight to energy and an overweight to utilities further dampened results.

  The Fund’s top detractor was an underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  The Fund’s underweight in semiconductor company Astera Labs detracted, as its stock price rose. Concerns around its valuation, customer concentration and durability of AI connectivity demand had informed our more cautious stance.

  An overweight in cloud security company Zscaler hurt. Its stock came under pressure amid concerns around decelerating billings growth, elevated competition in the cloud security space, valuation sensitivity in a higher interest rate environment, sales productivity and the pace of large enterprise adoption. We opted to sell the Fund’s position in Zscaler.

Goldman Sachs Mid Cap Growth Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R6	Russell Midcap® Growth Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,380	$11,452	$11,606
8/18	$13,633	$14,322	$13,956
8/19	$14,772	$15,175	$14,139
8/20	$19,120	$18,751	$17,170
8/21	$25,673	$25,345	$22,844
8/22	$19,078	$18,581	$19,810
8/23	$20,623	$20,996	$22,734
8/24	$23,642	$25,000	$28,677
8/25	$29,422	$31,605	$33,219
8/26	$31,853	$31,239	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class R6	8.26%	4.41%	12.28%
Russell Midcap® Growth Index	-1.16%	4.27%	12.06%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Mid Cap Growth Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$935,637,254
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	110%
Total Net Advisory Fees Paid for the Period	$7,871,670

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2025, the Investment Adviser terminated the agreement to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	29.6%
Health Care	20.5%
Industrials	14.8%
Consumer Discretionary	10.7%
Financials	7.3%
Materials	5.3%
Consumer Staples	3.2%
Communication Services	2.8%
Utilities	2.7%
Other	2.1%

Goldman Sachs Mid Cap Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38148U601-AR-0826     Class R6

Annual Shareholder Report

August 31, 2026

Goldman Sachs Mid Cap Growth Fund

Class R: GGORX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$145	1.40%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to relative results.

  Stock selection in the information technology, industrials and health care sectors helped most. Also bolstering results was an underweight to industrials and an overweight to health care.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in Quanta Services, an infrastructure solutions provider for the electric power, underground utility, renewable energy and communications industries, added value. Its stock price gain was supported by robust demand for electric grid modernization, renewable infrastructure and data center buildout, which drove healthy backlog growth and margin expansion. Strong execution across its utility and infrastructure end-markets reinforced investor confidence. Following strong performance, we exited the Fund’s position in Quanta Services.

Top Detractors from Performance:

  Stock selection in the energy, materials and utilities sectors detracted most. An underweight to energy and an overweight to utilities further dampened results.

  The Fund’s top detractor was an underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  The Fund’s underweight in semiconductor company Astera Labs detracted, as its stock price rose. Concerns around its valuation, customer concentration and durability of AI connectivity demand had informed our more cautious stance.

  An overweight in cloud security company Zscaler hurt. Its stock came under pressure amid concerns around decelerating billings growth, elevated competition in the cloud security space, valuation sensitivity in a higher interest rate environment, sales productivity and the pace of large enterprise adoption. We opted to sell the Fund’s position in Zscaler.

Goldman Sachs Mid Cap Growth Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R	Russell Midcap® Growth Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,313	$11,452	$11,606
8/18	$13,469	$14,322	$13,956
8/19	$14,513	$15,175	$14,139
8/20	$18,673	$18,751	$17,170
8/21	$24,917	$25,345	$22,844
8/22	$18,413	$18,581	$19,810
8/23	$19,800	$20,996	$22,734
8/24	$22,562	$25,000	$28,677
8/25	$27,914	$31,605	$33,219
8/26	$30,060	$31,239	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class R	7.69%	3.82%	11.63%
Russell Midcap® Growth Index	-1.16%	4.27%	12.06%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Mid Cap Growth Fund

Class R

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$935,637,254
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	110%
Total Net Advisory Fees Paid for the Period	$7,871,670

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective December 29, 2025, the Investment Adviser terminated the agreement to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	29.6%
Health Care	20.5%
Industrials	14.8%
Consumer Discretionary	10.7%
Financials	7.3%
Materials	5.3%
Consumer Staples	3.2%
Communication Services	2.8%
Utilities	2.7%
Other	2.1%

Goldman Sachs Mid Cap Growth Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38144N353-AR-0826     Class R

Annual Shareholder Report

August 31, 2026

Goldman Sachs Mid Cap Growth Fund

Class P: GGQPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$87	0.84%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to relative results.

  Stock selection in the information technology, industrials and health care sectors helped most. Also bolstering results was an underweight to industrials and an overweight to health care.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in Quanta Services, an infrastructure solutions provider for the electric power, underground utility, renewable energy and communications industries, added value. Its stock price gain was supported by robust demand for electric grid modernization, renewable infrastructure and data center buildout, which drove healthy backlog growth and margin expansion. Strong execution across its utility and infrastructure end-markets reinforced investor confidence. Following strong performance, we exited the Fund’s position in Quanta Services.

Top Detractors from Performance:

  Stock selection in the energy, materials and utilities sectors detracted most. An underweight to energy and an overweight to utilities further dampened results.

  The Fund’s top detractor was an underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  The Fund’s underweight in semiconductor company Astera Labs detracted, as its stock price rose. Concerns around its valuation, customer concentration and durability of AI connectivity demand had informed our more cautious stance.

  An overweight in cloud security company Zscaler hurt. Its stock came under pressure amid concerns around decelerating billings growth, elevated competition in the cloud security space, valuation sensitivity in a higher interest rate environment, sales productivity and the pace of large enterprise adoption. We opted to sell the Fund’s position in Zscaler.

Goldman Sachs Mid Cap Growth Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class P	Russell Midcap® Growth Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,550	$10,945	$10,833
8/19	$11,434	$11,597	$10,975
8/20	$14,799	$14,330	$13,328
8/21	$19,869	$19,369	$17,731
8/22	$14,767	$14,200	$15,377
8/23	$15,970	$16,046	$17,646
8/24	$18,297	$19,106	$22,259
8/25	$22,778	$24,153	$25,785
8/26	$24,648	$23,873	$30,968

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	8.21%	4.40%	11.36%
Russell Midcap® Growth Index	-1.16%	4.27%	10.94%
Russell 3000® Index	20.10%	11.79%	14.44%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Mid Cap Growth Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$935,637,254
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	110%
Total Net Advisory Fees Paid for the Period	$7,871,670

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2025, the Investment Adviser terminated the agreement to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	29.6%
Health Care	20.5%
Industrials	14.8%
Consumer Discretionary	10.7%
Financials	7.3%
Materials	5.3%
Consumer Staples	3.2%
Communication Services	2.8%
Utilities	2.7%
Other	2.1%

Goldman Sachs Mid Cap Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38150B699-AR-0826     Class P

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small Cap Growth Fund

Class A: GSBDX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$137	1.22%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s relative results, particularly in the information technology, health care and financials sectors.

  An overweight in cloud service provider DigitalOcean Holdings added to results. The company benefited from reporting record annual run-rate revenues, an upsized $800 million capital raise to expand AI data center infrastructure, heightened AI infrastructure demand and multiple analyst upgrades.

  An overweight in Applied Optoelectronics, a designer and manufacturer of advanced fiber-optic networking and optical communications products, proved beneficial on the back of robust demand for its transceivers for AI data centers. A key hyperscale customer ordering $71 million of one of its single-mode transceivers and strong revenue guidance that projected more than $1 billion per quarter by the second half of 2027 further bolstered its stock price gain.

  An out-of-benchmark position in semiconductor company Lattice Semiconductor contributed positively, driven by significant revenue growth, strong AI infrastructure demand and increased profitability.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from relative results, albeit modestly.

  Stock selection in the consumer discretionary and industrials sectors detracted from the Fund’s relative results. An underweight to energy further dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An overweight in Wolverine World Wide, a footwear and apparel company, detracted. Its stock fell following a disappointing profit forecast and weaker demand in its direct-to-consumer business.

  An overweight in vertically integrated solid waste, recycling and resource management company Casella Waste Systems hurt due to the company’s challenges from heavy acquisition spending and stretched valuations.

Goldman Sachs Small Cap Growth Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$9,450	$10,000	$10,000
8/20	$12,830	$12,124	$11,498	$11,683
8/21	$18,202	$17,201	$15,592	$15,543
8/22	$13,369	$12,634	$11,654	$13,479
8/23	$14,388	$13,597	$12,444	$15,468
8/24	$17,766	$16,789	$14,643	$19,512
8/25	$19,456	$18,386	$16,177	$22,603
8/26	$24,297	$22,960	$19,939	$27,146

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class A Excluding sale charges (Commenced October 31, 2019)	24.88%	5.94%	13.86%
Class A Including sale charges (Commenced on October 31, 2019)	17.98%	4.75%	12.93%
Russell 2000® Growth Index	23.25%	5.04%	10.62%
Russell 3000® Index	20.10%	11.79%	15.72%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Growth Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$468,948,130
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	119%
Total Net Advisory Fees Paid for the Period	$3,600,636

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Health Care	30.2%
Industrials	20.3%
Information Technology	19.3%
Consumer Discretionary	11.4%
Financials	10.1%
Energy	3.5%
Consumer Staples	2.5%
Materials	1.9%
Other	1.4%

Goldman Sachs Small Cap Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C182-AR-0826     Class A

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small Cap Growth Fund

Class C: GSBAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$221	1.97%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s relative results, particularly in the information technology, health care and financials sectors.

  An overweight in cloud service provider DigitalOcean Holdings added to results. The company benefited from reporting record annual run-rate revenues, an upsized $800 million capital raise to expand AI data center infrastructure, heightened AI infrastructure demand and multiple analyst upgrades.

  An overweight in Applied Optoelectronics, a designer and manufacturer of advanced fiber-optic networking and optical communications products, proved beneficial on the back of robust demand for its transceivers for AI data centers. A key hyperscale customer ordering $71 million of one of its single-mode transceivers and strong revenue guidance that projected more than $1 billion per quarter by the second half of 2027 further bolstered its stock price gain.

  An out-of-benchmark position in semiconductor company Lattice Semiconductor contributed positively, driven by significant revenue growth, strong AI infrastructure demand and increased profitability.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from relative results, albeit modestly.

  Stock selection in the consumer discretionary and industrials sectors detracted from the Fund’s relative results. An underweight to energy further dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An overweight in Wolverine World Wide, a footwear and apparel company, detracted. Its stock fell following a disappointing profit forecast and weaker demand in its direct-to-consumer business.

  An overweight in vertically integrated solid waste, recycling and resource management company Casella Waste Systems hurt due to the company’s challenges from heavy acquisition spending and stretched valuations.

Goldman Sachs Small Cap Growth Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$9,900	$10,000	$10,000
8/20	$12,744	$12,617	$11,498	$11,683
8/21	$17,951	$17,772	$15,592	$15,543
8/22	$13,090	$12,959	$11,654	$13,479
8/23	$13,976	$13,836	$12,444	$15,468
8/24	$17,138	$16,966	$14,643	$19,512
8/25	$18,623	$18,437	$16,177	$22,603
8/26	$23,078	$22,847	$19,939	$27,146

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class C Excluding sale charges (Commenced October 31, 2019)	23.92%	5.15%	13.01%
Class C Including sale charges (Commenced on October 31, 2019)	22.92%	5.15%	13.01%
Russell 2000® Growth Index	23.25%	5.04%	10.62%
Russell 3000® Index	20.10%	11.79%	15.72%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Growth Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$468,948,130
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	119%
Total Net Advisory Fees Paid for the Period	$3,600,636

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Health Care	30.2%
Industrials	20.3%
Information Technology	19.3%
Consumer Discretionary	11.4%
Financials	10.1%
Energy	3.5%
Consumer Staples	2.5%
Materials	1.9%
Other	1.4%

Goldman Sachs Small Cap Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C174-AR-0826     Class C

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small Cap Growth Fund

Institutional Shares: GSAJX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	0.91%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s relative results, particularly in the information technology, health care and financials sectors.

  An overweight in cloud service provider DigitalOcean Holdings added to results. The company benefited from reporting record annual run-rate revenues, an upsized $800 million capital raise to expand AI data center infrastructure, heightened AI infrastructure demand and multiple analyst upgrades.

  An overweight in Applied Optoelectronics, a designer and manufacturer of advanced fiber-optic networking and optical communications products, proved beneficial on the back of robust demand for its transceivers for AI data centers. A key hyperscale customer ordering $71 million of one of its single-mode transceivers and strong revenue guidance that projected more than $1 billion per quarter by the second half of 2027 further bolstered its stock price gain.

  An out-of-benchmark position in semiconductor company Lattice Semiconductor contributed positively, driven by significant revenue growth, strong AI infrastructure demand and increased profitability.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from relative results, albeit modestly.

  Stock selection in the consumer discretionary and industrials sectors detracted from the Fund’s relative results. An underweight to energy further dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An overweight in Wolverine World Wide, a footwear and apparel company, detracted. Its stock fell following a disappointing profit forecast and weaker demand in its direct-to-consumer business.

  An overweight in vertically integrated solid waste, recycling and resource management company Casella Waste Systems hurt due to the company’s challenges from heavy acquisition spending and stretched valuations.

Goldman Sachs Small Cap Growth Fund

Institutional Shares

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Institutional	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$1,000,000	$1,000,000	$1,000,000
8/20	$1,286,800	$1,149,800	$1,168,300
8/21	$1,831,888	$1,559,244	$1,554,306
8/22	$1,351,751	$1,165,379	$1,347,894
8/23	$1,458,404	$1,244,391	$1,546,844
8/24	$1,808,275	$1,464,275	$1,951,189
8/25	$1,985,666	$1,617,732	$2,260,257
8/26	$2,486,650	$1,993,854	$2,714,568

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Institutional (Commenced October 31, 2019)	25.23%	6.30%	14.25%
Russell 2000® Growth Index	23.25%	5.04%	10.62%
Russell 3000® Index	20.10%	11.79%	15.72%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Growth Fund

Institutional Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$468,948,130
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	119%
Total Net Advisory Fees Paid for the Period	$3,600,636

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Health Care	30.2%
Industrials	20.3%
Information Technology	19.3%
Consumer Discretionary	11.4%
Financials	10.1%
Energy	3.5%
Consumer Staples	2.5%
Materials	1.9%
Other	1.4%

Goldman Sachs Small Cap Growth Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C141-AR-0826     Institutional Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small Cap Growth Fund

Investor Shares: GSAHX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$109	0.97%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s relative results, particularly in the information technology, health care and financials sectors.

  An overweight in cloud service provider DigitalOcean Holdings added to results. The company benefited from reporting record annual run-rate revenues, an upsized $800 million capital raise to expand AI data center infrastructure, heightened AI infrastructure demand and multiple analyst upgrades.

  An overweight in Applied Optoelectronics, a designer and manufacturer of advanced fiber-optic networking and optical communications products, proved beneficial on the back of robust demand for its transceivers for AI data centers. A key hyperscale customer ordering $71 million of one of its single-mode transceivers and strong revenue guidance that projected more than $1 billion per quarter by the second half of 2027 further bolstered its stock price gain.

  An out-of-benchmark position in semiconductor company Lattice Semiconductor contributed positively, driven by significant revenue growth, strong AI infrastructure demand and increased profitability.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from relative results, albeit modestly.

  Stock selection in the consumer discretionary and industrials sectors detracted from the Fund’s relative results. An underweight to energy further dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An overweight in Wolverine World Wide, a footwear and apparel company, detracted. Its stock fell following a disappointing profit forecast and weaker demand in its direct-to-consumer business.

  An overweight in vertically integrated solid waste, recycling and resource management company Casella Waste Systems hurt due to the company’s challenges from heavy acquisition spending and stretched valuations.

Goldman Sachs Small Cap Growth Fund

Investor Shares

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Investor	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$10,000	$10,000
8/20	$12,855	$11,498	$11,683
8/21	$18,281	$15,592	$15,543
8/22	$13,460	$11,654	$13,479
8/23	$14,526	$12,444	$15,468
8/24	$17,988	$14,643	$19,512
8/25	$19,749	$16,177	$22,603
8/26	$24,720	$19,939	$27,146

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Investor (Commenced October 31, 2019)	25.17%	6.22%	14.15%
Russell 2000® Growth Index	23.25%	5.04%	10.62%
Russell 3000® Index	20.10%	11.79%	15.72%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Growth Fund

Investor Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$468,948,130
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	119%
Total Net Advisory Fees Paid for the Period	$3,600,636

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Health Care	30.2%
Industrials	20.3%
Information Technology	19.3%
Consumer Discretionary	11.4%
Financials	10.1%
Energy	3.5%
Consumer Staples	2.5%
Materials	1.9%
Other	1.4%

Goldman Sachs Small Cap Growth Fund

Investor Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C133-AR-0826     Investor Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small Cap Growth Fund

Class R6: GSBEX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$101	0.90%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s relative results, particularly in the information technology, health care and financials sectors.

  An overweight in cloud service provider DigitalOcean Holdings added to results. The company benefited from reporting record annual run-rate revenues, an upsized $800 million capital raise to expand AI data center infrastructure, heightened AI infrastructure demand and multiple analyst upgrades.

  An overweight in Applied Optoelectronics, a designer and manufacturer of advanced fiber-optic networking and optical communications products, proved beneficial on the back of robust demand for its transceivers for AI data centers. A key hyperscale customer ordering $71 million of one of its single-mode transceivers and strong revenue guidance that projected more than $1 billion per quarter by the second half of 2027 further bolstered its stock price gain.

  An out-of-benchmark position in semiconductor company Lattice Semiconductor contributed positively, driven by significant revenue growth, strong AI infrastructure demand and increased profitability.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from relative results, albeit modestly.

  Stock selection in the consumer discretionary and industrials sectors detracted from the Fund’s relative results. An underweight to energy further dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An overweight in Wolverine World Wide, a footwear and apparel company, detracted. Its stock fell following a disappointing profit forecast and weaker demand in its direct-to-consumer business.

  An overweight in vertically integrated solid waste, recycling and resource management company Casella Waste Systems hurt due to the company’s challenges from heavy acquisition spending and stretched valuations.

Goldman Sachs Small Cap Growth Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R6	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$10,000	$10,000
8/20	$12,868	$11,498	$11,683
8/21	$18,329	$15,592	$15,543
8/22	$13,518	$11,654	$13,479
8/23	$14,596	$12,444	$15,468
8/24	$18,084	$14,643	$19,512
8/25	$19,858	$16,177	$22,603
8/26	$24,868	$19,939	$27,146

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class R6 (Commenced October 31, 2019)	25.23%	6.29%	14.25%
Russell 2000® Growth Index	23.25%	5.04%	10.62%
Russell 3000® Index	20.10%	11.79%	15.72%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Growth Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$468,948,130
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	119%
Total Net Advisory Fees Paid for the Period	$3,600,636

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Health Care	30.2%
Industrials	20.3%
Information Technology	19.3%
Consumer Discretionary	11.4%
Financials	10.1%
Energy	3.5%
Consumer Staples	2.5%
Materials	1.9%
Other	1.4%

Goldman Sachs Small Cap Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C158-AR-0826     Class R6

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small Cap Growth Fund

Class P: GSADX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$101	0.90%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s relative results, particularly in the information technology, health care and financials sectors.

  An overweight in cloud service provider DigitalOcean Holdings added to results. The company benefited from reporting record annual run-rate revenues, an upsized $800 million capital raise to expand AI data center infrastructure, heightened AI infrastructure demand and multiple analyst upgrades.

  An overweight in Applied Optoelectronics, a designer and manufacturer of advanced fiber-optic networking and optical communications products, proved beneficial on the back of robust demand for its transceivers for AI data centers. A key hyperscale customer ordering $71 million of one of its single-mode transceivers and strong revenue guidance that projected more than $1 billion per quarter by the second half of 2027 further bolstered its stock price gain.

  An out-of-benchmark position in semiconductor company Lattice Semiconductor contributed positively, driven by significant revenue growth, strong AI infrastructure demand and increased profitability.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from relative results, albeit modestly.

  Stock selection in the consumer discretionary and industrials sectors detracted from the Fund’s relative results. An underweight to energy further dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An overweight in Wolverine World Wide, a footwear and apparel company, detracted. Its stock fell following a disappointing profit forecast and weaker demand in its direct-to-consumer business.

  An overweight in vertically integrated solid waste, recycling and resource management company Casella Waste Systems hurt due to the company’s challenges from heavy acquisition spending and stretched valuations.

Goldman Sachs Small Cap Growth Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class P	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$10,000	$10,000
8/20	$12,868	$11,498	$11,683
8/21	$18,320	$15,592	$15,543
8/22	$13,507	$11,654	$13,479
8/23	$14,587	$12,444	$15,468
8/24	$18,074	$14,643	$19,512
8/25	$19,847	$16,177	$22,603
8/26	$24,869	$19,939	$27,146

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced October 31, 2019)	25.30%	6.30%	14.25%
Russell 2000® Growth Index	23.25%	5.04%	10.62%
Russell 3000® Index	20.10%	11.79%	15.72%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Growth Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$468,948,130
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	119%
Total Net Advisory Fees Paid for the Period	$3,600,636

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Health Care	30.2%
Industrials	20.3%
Information Technology	19.3%
Consumer Discretionary	11.4%
Financials	10.1%
Energy	3.5%
Consumer Staples	2.5%
Materials	1.9%
Other	1.4%

Goldman Sachs Small Cap Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C125-AR-0826     Class P

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small/Mid Cap Growth Fund

Class A: GSMAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$137	1.25%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, particularly in the information technology, health care and consumer staples sectors..

  Sector allocation decisions as a whole also boosted Fund results, albeit modestly. Overweights to information technology and health care helped as did an underweight to consumer staples.

  An out-of-benchmark position in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and financials sectors detracted from the Fund’s relative results.

  Overweights to the industrials and consumer discretionary sectors also dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services, detracted. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  An overweight in Planet Fitness, a franchisor and operator of fitness centers, hurt. Its stock fell consequent to weakened 2026 full-year guidance, as investors became concerned about slowing sales growth and enhanced competition in the low-cost fitness industry.

Goldman Sachs Small/Mid Cap Growth Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Russell 2500® Growth Index	Russell 3000® Index
9/1/16	$10,000	$9,450	$10,000	$10,000
8/17	$11,378	$10,752	$11,557	$11,606
8/18	$14,248	$13,464	$15,045	$13,956
8/19	$14,864	$14,047	$14,488	$14,139
8/20	$19,799	$18,710	$17,674	$17,170
8/21	$27,531	$26,017	$24,062	$22,844
8/22	$19,371	$18,306	$17,883	$19,810
8/23	$20,483	$19,356	$19,235	$22,734
8/24	$23,946	$22,629	$22,268	$28,677
8/25	$23,760	$22,453	$24,793	$33,219
8/26	$28,348	$26,789	$28,591	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	19.31%	0.59%	10.98%
Class A Including sale charges	12.77%	-0.55%	10.35%
Russell 2500® Growth Index	15.32%	3.51%	11.07%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small/Mid Cap Growth Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,174,414,002
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	117%
Total Net Advisory Fees Paid for the Period	$10,761,862

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	25.3%
Health Care	25.2%
Industrials	23.6%
Consumer Discretionary	12.9%
Financials	6.5%
Energy	2.3%
Consumer Staples	1.4%
Materials	1.3%
Other	1.8%

Goldman Sachs Small/Mid Cap Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38143H779-AR-0826     Class A

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small/Mid Cap Growth Fund

Class C: GSMGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$218	2.00%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, particularly in the information technology, health care and consumer staples sectors..

  Sector allocation decisions as a whole also boosted Fund results, albeit modestly. Overweights to information technology and health care helped as did an underweight to consumer staples.

  An out-of-benchmark position in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and financials sectors detracted from the Fund’s relative results.

  Overweights to the industrials and consumer discretionary sectors also dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services, detracted. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  An overweight in Planet Fitness, a franchisor and operator of fitness centers, hurt. Its stock fell consequent to weakened 2026 full-year guidance, as investors became concerned about slowing sales growth and enhanced competition in the low-cost fitness industry.

Goldman Sachs Small/Mid Cap Growth Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Russell 2500® Growth Index	Russell 3000® Index
9/1/16	$10,000	$9,900	$10,000	$10,000
8/17	$11,298	$11,185	$11,557	$11,606
8/18	$14,043	$13,903	$15,045	$13,956
8/19	$14,535	$14,390	$14,488	$14,139
8/20	$19,228	$19,036	$17,674	$17,170
8/21	$26,535	$26,270	$24,062	$22,844
8/22	$18,527	$18,341	$17,883	$19,810
8/23	$19,438	$19,244	$19,235	$22,734
8/24	$22,562	$22,336	$22,268	$28,677
8/25	$22,215	$21,992	$24,793	$33,219
8/26	$26,311	$26,048	$28,591	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	18.44%	-0.17%	10.15%
Class C Including sale charges	17.25%	-0.17%	10.15%
Russell 2500® Growth Index	15.32%	3.51%	11.07%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small/Mid Cap Growth Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,174,414,002
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	117%
Total Net Advisory Fees Paid for the Period	$10,761,862

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	25.3%
Health Care	25.2%
Industrials	23.6%
Consumer Discretionary	12.9%
Financials	6.5%
Energy	2.3%
Consumer Staples	1.4%
Materials	1.3%
Other	1.8%

Goldman Sachs Small/Mid Cap Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38143H753-AR-0826     Class C

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small/Mid Cap Growth Fund

Institutional Shares: GSMYX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	0.93%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, particularly in the information technology, health care and consumer staples sectors..

  Sector allocation decisions as a whole also boosted Fund results, albeit modestly. Overweights to information technology and health care helped as did an underweight to consumer staples.

  An out-of-benchmark position in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and financials sectors detracted from the Fund’s relative results.

  Overweights to the industrials and consumer discretionary sectors also dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services, detracted. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  An overweight in Planet Fitness, a franchisor and operator of fitness centers, hurt. Its stock fell consequent to weakened 2026 full-year guidance, as investors became concerned about slowing sales growth and enhanced competition in the low-cost fitness industry.

Goldman Sachs Small/Mid Cap Growth Fund

Institutional Shares

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Institutional	Russell 2500® Growth Index	Russell 3000® Index
9/1/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,142,100	$1,155,700	$1,160,600
8/18	$1,435,505	$1,504,490	$1,395,622
8/19	$1,501,826	$1,448,824	$1,413,904
8/20	$2,007,190	$1,767,421	$1,717,045
8/21	$2,800,231	$2,406,166	$2,284,357
8/22	$1,976,403	$1,788,263	$1,980,994
8/23	$2,096,964	$1,923,455	$2,273,389
8/24	$2,458,480	$2,226,784	$2,867,653
8/25	$2,448,155	$2,479,302	$3,321,889
8/26	$2,929,217	$2,859,131	$3,989,589

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Institutional	19.65%	0.90%	11.34%
Russell 2500® Growth Index	15.32%	3.51%	11.07%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small/Mid Cap Growth Fund

Institutional Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,174,414,002
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	117%
Total Net Advisory Fees Paid for the Period	$10,761,862

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	25.3%
Health Care	25.2%
Industrials	23.6%
Consumer Discretionary	12.9%
Financials	6.5%
Energy	2.3%
Consumer Staples	1.4%
Materials	1.3%
Other	1.8%

Goldman Sachs Small/Mid Cap Growth Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38143H746-AR-0826     Institutional Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small/Mid Cap Growth Fund

Service Shares: GSMQX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$157	1.43%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, particularly in the information technology, health care and consumer staples sectors..

  Sector allocation decisions as a whole also boosted Fund results, albeit modestly. Overweights to information technology and health care helped as did an underweight to consumer staples.

  An out-of-benchmark position in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and financials sectors detracted from the Fund’s relative results.

  Overweights to the industrials and consumer discretionary sectors also dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services, detracted. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  An overweight in Planet Fitness, a franchisor and operator of fitness centers, hurt. Its stock fell consequent to weakened 2026 full-year guidance, as investors became concerned about slowing sales growth and enhanced competition in the low-cost fitness industry.

Goldman Sachs Small/Mid Cap Growth Fund

Service Shares

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Service	Russell 2500® Growth Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,359	$11,557	$11,606
8/18	$14,212	$15,045	$13,956
8/19	$14,799	$14,488	$14,139
8/20	$19,679	$17,674	$17,170
8/21	$27,310	$24,062	$22,844
8/22	$19,177	$17,883	$19,810
8/23	$20,241	$19,235	$22,734
8/24	$23,624	$22,268	$28,677
8/25	$23,404	$24,793	$33,219
8/26	$27,867	$28,591	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Service	19.07%	0.40%	10.79%
Russell 2500® Growth Index	15.32%	3.51%	11.07%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small/Mid Cap Growth Fund

Service Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,174,414,002
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	117%
Total Net Advisory Fees Paid for the Period	$10,761,862

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	25.3%
Health Care	25.2%
Industrials	23.6%
Consumer Discretionary	12.9%
Financials	6.5%
Energy	2.3%
Consumer Staples	1.4%
Materials	1.3%
Other	1.8%

Goldman Sachs Small/Mid Cap Growth Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38143H738-AR-0826     Service Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small/Mid Cap Growth Fund

Investor Shares: GTMTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$110	1.00%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, particularly in the information technology, health care and consumer staples sectors..

  Sector allocation decisions as a whole also boosted Fund results, albeit modestly. Overweights to information technology and health care helped as did an underweight to consumer staples.

  An out-of-benchmark position in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and financials sectors detracted from the Fund’s relative results.

  Overweights to the industrials and consumer discretionary sectors also dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services, detracted. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  An overweight in Planet Fitness, a franchisor and operator of fitness centers, hurt. Its stock fell consequent to weakened 2026 full-year guidance, as investors became concerned about slowing sales growth and enhanced competition in the low-cost fitness industry.

Goldman Sachs Small/Mid Cap Growth Fund

Investor Shares

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Investor	Russell 2500® Growth Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,406	$11,557	$11,606
8/18	$14,323	$15,045	$13,956
8/19	$14,977	$14,488	$14,139
8/20	$20,002	$17,674	$17,170
8/21	$27,877	$24,062	$22,844
8/22	$19,661	$17,883	$19,810
8/23	$20,839	$19,235	$22,734
8/24	$24,425	$22,268	$28,677
8/25	$24,294	$24,793	$33,219
8/26	$29,055	$28,591	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Investor	19.60%	0.83%	11.25%
Russell 2500® Growth Index	15.32%	3.51%	11.07%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small/Mid Cap Growth Fund

Investor Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,174,414,002
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	117%
Total Net Advisory Fees Paid for the Period	$10,761,862

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	25.3%
Health Care	25.2%
Industrials	23.6%
Consumer Discretionary	12.9%
Financials	6.5%
Energy	2.3%
Consumer Staples	1.4%
Materials	1.3%
Other	1.8%

Goldman Sachs Small/Mid Cap Growth Fund

Investor Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38144N320-AR-0826     Investor Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small/Mid Cap Growth Fund

Class R6: GTMUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$101	0.92%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, particularly in the information technology, health care and consumer staples sectors..

  Sector allocation decisions as a whole also boosted Fund results, albeit modestly. Overweights to information technology and health care helped as did an underweight to consumer staples.

  An out-of-benchmark position in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and financials sectors detracted from the Fund’s relative results.

  Overweights to the industrials and consumer discretionary sectors also dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services, detracted. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  An overweight in Planet Fitness, a franchisor and operator of fitness centers, hurt. Its stock fell consequent to weakened 2026 full-year guidance, as investors became concerned about slowing sales growth and enhanced competition in the low-cost fitness industry.

Goldman Sachs Small/Mid Cap Growth Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R6	Russell 2500® Growth Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,426	$11,557	$11,606
8/18	$14,360	$15,045	$13,956
8/19	$15,031	$14,488	$14,139
8/20	$20,092	$17,674	$17,170
8/21	$28,030	$24,062	$22,844
8/22	$19,786	$17,883	$19,810
8/23	$20,991	$19,235	$22,734
8/24	$24,614	$22,268	$28,677
8/25	$24,511	$24,793	$33,219
8/26	$29,340	$28,591	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class R6	19.70%	0.92%	11.36%
Russell 2500® Growth Index	15.32%	3.51%	11.07%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small/Mid Cap Growth Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,174,414,002
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	117%
Total Net Advisory Fees Paid for the Period	$10,761,862

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	25.3%
Health Care	25.2%
Industrials	23.6%
Consumer Discretionary	12.9%
Financials	6.5%
Energy	2.3%
Consumer Staples	1.4%
Materials	1.3%
Other	1.8%

Goldman Sachs Small/Mid Cap Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38148U700-AR-0826     Class R6

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small/Mid Cap Growth Fund

Class R: GTMRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$164	1.50%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, particularly in the information technology, health care and consumer staples sectors..

  Sector allocation decisions as a whole also boosted Fund results, albeit modestly. Overweights to information technology and health care helped as did an underweight to consumer staples.

  An out-of-benchmark position in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and financials sectors detracted from the Fund’s relative results.

  Overweights to the industrials and consumer discretionary sectors also dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services, detracted. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  An overweight in Planet Fitness, a franchisor and operator of fitness centers, hurt. Its stock fell consequent to weakened 2026 full-year guidance, as investors became concerned about slowing sales growth and enhanced competition in the low-cost fitness industry.

Goldman Sachs Small/Mid Cap Growth Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R	Russell 2500® Growth Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,347	$11,557	$11,606
8/18	$14,175	$15,045	$13,956
8/19	$14,752	$14,488	$14,139
8/20	$19,602	$17,674	$17,170
8/21	$27,192	$24,062	$22,844
8/22	$19,083	$17,883	$19,810
8/23	$20,129	$19,235	$22,734
8/24	$23,464	$22,268	$28,677
8/25	$23,227	$24,793	$33,219
8/26	$27,652	$28,591	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class R	19.05%	0.34%	10.70%
Russell 2500® Growth Index	15.32%	3.51%	11.07%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small/Mid Cap Growth Fund

Class R

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,174,414,002
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	117%
Total Net Advisory Fees Paid for the Period	$10,761,862

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	25.3%
Health Care	25.2%
Industrials	23.6%
Consumer Discretionary	12.9%
Financials	6.5%
Energy	2.3%
Consumer Staples	1.4%
Materials	1.3%
Other	1.8%

Goldman Sachs Small/Mid Cap Growth Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38144N338-AR-0826     Class R

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small/Mid Cap Growth Fund

Class P: GSWPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$101	0.92%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, particularly in the information technology, health care and consumer staples sectors..

  Sector allocation decisions as a whole also boosted Fund results, albeit modestly. Overweights to information technology and health care helped as did an underweight to consumer staples.

  An out-of-benchmark position in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and financials sectors detracted from the Fund’s relative results.

  Overweights to the industrials and consumer discretionary sectors also dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services, detracted. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  An overweight in Planet Fitness, a franchisor and operator of fitness centers, hurt. Its stock fell consequent to weakened 2026 full-year guidance, as investors became concerned about slowing sales growth and enhanced competition in the low-cost fitness industry.

Goldman Sachs Small/Mid Cap Growth Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class P	Russell 2500® Growth Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,860	$11,180	$10,833
8/19	$11,367	$10,766	$10,975
8/20	$15,194	$13,134	$13,328
8/21	$21,198	$17,880	$17,731
8/22	$14,964	$13,289	$15,377
8/23	$15,875	$14,293	$17,646
8/24	$18,623	$16,547	$22,259
8/25	$18,537	$18,424	$25,785
8/26	$22,189	$21,246	$30,968

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	19.70%	0.92%	9.98%
Russell 2500® Growth Index	15.32%	3.51%	9.41%
Russell 3000® Index	20.10%	11.79%	14.44%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small/Mid Cap Growth Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,174,414,002
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	117%
Total Net Advisory Fees Paid for the Period	$10,761,862

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	25.3%
Health Care	25.2%
Industrials	23.6%
Consumer Discretionary	12.9%
Financials	6.5%
Energy	2.3%
Consumer Staples	1.4%
Materials	1.3%
Other	1.8%

Goldman Sachs Small/Mid Cap Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38150B327-AR-0826     Class P

Annual Shareholder Report

August 31, 2026

Goldman Sachs Equity Income Fund

Class A: GSGRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$111	0.99%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Helping the Fund’s relative performance most was stock selection in the financials, industrials and health care sectors. Further bolstering results was an underweight to financials. An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Dell Technologies contributed positively due to the technology company’s strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, added value. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in Hewlett Packard Enterprise, an enterprise technology company, proved beneficial given a successful major network acquisition, robust demand for AI hardware and strong financial earnings. The strategic integration of Juniper Networks significantly expanded high margin networking revenue, while surging enterprise demand for AI servers drove quarterly results above consensus expectations and prompted Hewlett Packard Enterprise’s management to raise full-year guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  Stock selection in the information technology and communication services sectors detracted most. An overweight to utilities further dampened results.

  The Fund’s top detractor was an overweight in KKR & Co., an alternative asset management firm. Geopolitical conflict drove market uncertainty, which led to a more difficult than consensus expected fundraising environment.

  An overweight in homebuilder Lennar detracted, as persistent headwinds from elevated mortgage rates and constrained affordability weighed on the housing market. Such headwinds, in turn, pressured buyer demand and necessitated heavy sales incentives that compressed Lennar’s margins below historical norms.

  An overweight in wireless carrier T-Mobile hurt. The company faced intensified competitive concerns as well as investor uncertainty surrounding merger speculation with parent company Deutsche Telekom.

Goldman Sachs Equity Income Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$9,450	$10,000	$10,000
8/17	$10,993	$10,388	$11,158	$11,616
8/18	$12,189	$11,519	$12,549	$13,918
8/19	$12,741	$12,040	$12,627	$14,265
8/20	$13,135	$12,412	$12,733	$17,474
8/21	$16,580	$15,668	$17,373	$23,110
8/22	$15,952	$15,074	$16,291	$20,115
8/23	$16,997	$16,062	$17,690	$23,213
8/24	$20,765	$19,623	$21,432	$29,387
8/25	$22,771	$21,518	$23,431	$34,160
8/26	$28,315	$26,758	$30,395	$40,913

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	24.35%	11.29%	10.96%
Class A Including sale charges	17.51%	10.04%	10.34%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Equity Income Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$469,381,017
# of Portfolio Holdings as of Period End	76
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,812,795

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	20.1%
Financials	18.4%
Health Care	12.9%
Industrials	10.9%
Energy	8.2%
Consumer Staples	6.8%
Communication Services	5.9%
Utilities	5.0%
Consumer Discretionary	4.4%
Other	7.1%

Goldman Sachs Equity Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38141W588-AR-0826     Class A

Annual Shareholder Report

August 31, 2026

Goldman Sachs Equity Income Fund

Class C: GSGCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$194	1.74%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Helping the Fund’s relative performance most was stock selection in the financials, industrials and health care sectors. Further bolstering results was an underweight to financials. An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Dell Technologies contributed positively due to the technology company’s strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, added value. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in Hewlett Packard Enterprise, an enterprise technology company, proved beneficial given a successful major network acquisition, robust demand for AI hardware and strong financial earnings. The strategic integration of Juniper Networks significantly expanded high margin networking revenue, while surging enterprise demand for AI servers drove quarterly results above consensus expectations and prompted Hewlett Packard Enterprise’s management to raise full-year guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  Stock selection in the information technology and communication services sectors detracted most. An overweight to utilities further dampened results.

  The Fund’s top detractor was an overweight in KKR & Co., an alternative asset management firm. Geopolitical conflict drove market uncertainty, which led to a more difficult than consensus expected fundraising environment.

  An overweight in homebuilder Lennar detracted, as persistent headwinds from elevated mortgage rates and constrained affordability weighed on the housing market. Such headwinds, in turn, pressured buyer demand and necessitated heavy sales incentives that compressed Lennar’s margins below historical norms.

  An overweight in wireless carrier T-Mobile hurt. The company faced intensified competitive concerns as well as investor uncertainty surrounding merger speculation with parent company Deutsche Telekom.

Goldman Sachs Equity Income Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$9,900	$10,000	$10,000
8/17	$10,910	$10,801	$11,158	$11,616
8/18	$12,008	$11,887	$12,549	$13,918
8/19	$12,466	$12,342	$12,627	$14,265
8/20	$12,757	$12,629	$12,733	$17,474
8/21	$15,979	$15,819	$17,373	$23,110
8/22	$15,258	$15,106	$16,291	$20,115
8/23	$16,136	$15,974	$17,690	$23,213
8/24	$19,563	$19,367	$21,432	$29,387
8/25	$21,294	$21,081	$23,431	$34,160
8/26	$26,281	$26,019	$30,395	$40,913

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	23.42%	10.46%	10.14%
Class C Including sale charges	22.32%	10.46%	10.14%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Equity Income Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$469,381,017
# of Portfolio Holdings as of Period End	76
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,812,795

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	20.1%
Financials	18.4%
Health Care	12.9%
Industrials	10.9%
Energy	8.2%
Consumer Staples	6.8%
Communication Services	5.9%
Utilities	5.0%
Consumer Discretionary	4.4%
Other	7.1%

Goldman Sachs Equity Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38142B310-AR-0826     Class C

Annual Shareholder Report

August 31, 2026

Goldman Sachs Equity Income Fund

Institutional Shares: GSIIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$78	0.69%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Helping the Fund’s relative performance most was stock selection in the financials, industrials and health care sectors. Further bolstering results was an underweight to financials. An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Dell Technologies contributed positively due to the technology company’s strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, added value. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in Hewlett Packard Enterprise, an enterprise technology company, proved beneficial given a successful major network acquisition, robust demand for AI hardware and strong financial earnings. The strategic integration of Juniper Networks significantly expanded high margin networking revenue, while surging enterprise demand for AI servers drove quarterly results above consensus expectations and prompted Hewlett Packard Enterprise’s management to raise full-year guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  Stock selection in the information technology and communication services sectors detracted most. An overweight to utilities further dampened results.

  The Fund’s top detractor was an overweight in KKR & Co., an alternative asset management firm. Geopolitical conflict drove market uncertainty, which led to a more difficult than consensus expected fundraising environment.

  An overweight in homebuilder Lennar detracted, as persistent headwinds from elevated mortgage rates and constrained affordability weighed on the housing market. Such headwinds, in turn, pressured buyer demand and necessitated heavy sales incentives that compressed Lennar’s margins below historical norms.

  An overweight in wireless carrier T-Mobile hurt. The company faced intensified competitive concerns as well as investor uncertainty surrounding merger speculation with parent company Deutsche Telekom.

Goldman Sachs Equity Income Fund

Institutional Shares

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Institutional	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,103,800	$1,115,800	$1,161,600
8/18	$1,228,529	$1,254,940	$1,391,829
8/19	$1,289,219	$1,262,721	$1,426,486
8/20	$1,333,310	$1,273,328	$1,747,445
8/21	$1,688,370	$1,737,328	$2,310,996
8/22	$1,629,446	$1,629,093	$2,011,491
8/23	$1,741,226	$1,769,032	$2,321,260
8/24	$2,133,699	$2,143,182	$2,938,716
8/25	$2,346,642	$2,343,141	$3,415,963
8/26	$2,926,967	$3,039,523	$4,091,299

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Institutional	24.73%	11.63%	11.33%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Equity Income Fund

Institutional Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$469,381,017
# of Portfolio Holdings as of Period End	76
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,812,795

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	20.1%
Financials	18.4%
Health Care	12.9%
Industrials	10.9%
Energy	8.2%
Consumer Staples	6.8%
Communication Services	5.9%
Utilities	5.0%
Consumer Discretionary	4.4%
Other	7.1%

Goldman Sachs Equity Income Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38141W414-AR-0826     Institutional Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Equity Income Fund

Service Shares: GSGSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$133	1.19%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Helping the Fund’s relative performance most was stock selection in the financials, industrials and health care sectors. Further bolstering results was an underweight to financials. An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Dell Technologies contributed positively due to the technology company’s strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, added value. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in Hewlett Packard Enterprise, an enterprise technology company, proved beneficial given a successful major network acquisition, robust demand for AI hardware and strong financial earnings. The strategic integration of Juniper Networks significantly expanded high margin networking revenue, while surging enterprise demand for AI servers drove quarterly results above consensus expectations and prompted Hewlett Packard Enterprise’s management to raise full-year guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  Stock selection in the information technology and communication services sectors detracted most. An overweight to utilities further dampened results.

  The Fund’s top detractor was an overweight in KKR & Co., an alternative asset management firm. Geopolitical conflict drove market uncertainty, which led to a more difficult than consensus expected fundraising environment.

  An overweight in homebuilder Lennar detracted, as persistent headwinds from elevated mortgage rates and constrained affordability weighed on the housing market. Such headwinds, in turn, pressured buyer demand and necessitated heavy sales incentives that compressed Lennar’s margins below historical norms.

  An overweight in wireless carrier T-Mobile hurt. The company faced intensified competitive concerns as well as investor uncertainty surrounding merger speculation with parent company Deutsche Telekom.

Goldman Sachs Equity Income Fund

Service Shares

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Service	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$10,984	$11,158	$11,616
8/18	$12,167	$12,549	$13,918
8/19	$12,702	$12,627	$14,265
8/20	$13,071	$12,733	$17,474
8/21	$16,470	$17,373	$23,110
8/22	$15,815	$16,291	$20,115
8/23	$16,816	$17,690	$23,213
8/24	$20,504	$21,432	$29,387
8/25	$22,439	$23,431	$34,160
8/26	$27,847	$30,395	$40,913

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Service	24.10%	11.07%	10.78%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Equity Income Fund

Service Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$469,381,017
# of Portfolio Holdings as of Period End	76
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,812,795

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	20.1%
Financials	18.4%
Health Care	12.9%
Industrials	10.9%
Energy	8.2%
Consumer Staples	6.8%
Communication Services	5.9%
Utilities	5.0%
Consumer Discretionary	4.4%
Other	7.1%

Goldman Sachs Equity Income Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38141W422-AR-0826     Service Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Equity Income Fund

Investor Shares: GRGTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$83	0.74%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Helping the Fund’s relative performance most was stock selection in the financials, industrials and health care sectors. Further bolstering results was an underweight to financials. An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Dell Technologies contributed positively due to the technology company’s strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, added value. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in Hewlett Packard Enterprise, an enterprise technology company, proved beneficial given a successful major network acquisition, robust demand for AI hardware and strong financial earnings. The strategic integration of Juniper Networks significantly expanded high margin networking revenue, while surging enterprise demand for AI servers drove quarterly results above consensus expectations and prompted Hewlett Packard Enterprise’s management to raise full-year guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  Stock selection in the information technology and communication services sectors detracted most. An overweight to utilities further dampened results.

  The Fund’s top detractor was an overweight in KKR & Co., an alternative asset management firm. Geopolitical conflict drove market uncertainty, which led to a more difficult than consensus expected fundraising environment.

  An overweight in homebuilder Lennar detracted, as persistent headwinds from elevated mortgage rates and constrained affordability weighed on the housing market. Such headwinds, in turn, pressured buyer demand and necessitated heavy sales incentives that compressed Lennar’s margins below historical norms.

  An overweight in wireless carrier T-Mobile hurt. The company faced intensified competitive concerns as well as investor uncertainty surrounding merger speculation with parent company Deutsche Telekom.

Goldman Sachs Equity Income Fund

Investor Shares

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Investor	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,021	$11,158	$11,616
8/18	$12,250	$12,549	$13,918
8/19	$12,840	$12,627	$14,265
8/20	$13,269	$12,733	$17,474
8/21	$16,791	$17,373	$23,110
8/22	$16,195	$16,291	$20,115
8/23	$17,293	$17,690	$23,213
8/24	$21,178	$21,432	$29,387
8/25	$23,281	$23,431	$34,160
8/26	$29,023	$30,395	$40,913

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Investor	24.66%	11.56%	11.24%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Equity Income Fund

Investor Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$469,381,017
# of Portfolio Holdings as of Period End	76
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,812,795

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	20.1%
Financials	18.4%
Health Care	12.9%
Industrials	10.9%
Energy	8.2%
Consumer Staples	6.8%
Communication Services	5.9%
Utilities	5.0%
Consumer Discretionary	4.4%
Other	7.1%

Goldman Sachs Equity Income Fund

Investor Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38144N437-AR-0826     Investor Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Equity Income Fund

Class R6: GRGUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$76	0.68%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Helping the Fund’s relative performance most was stock selection in the financials, industrials and health care sectors. Further bolstering results was an underweight to financials. An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Dell Technologies contributed positively due to the technology company’s strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, added value. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in Hewlett Packard Enterprise, an enterprise technology company, proved beneficial given a successful major network acquisition, robust demand for AI hardware and strong financial earnings. The strategic integration of Juniper Networks significantly expanded high margin networking revenue, while surging enterprise demand for AI servers drove quarterly results above consensus expectations and prompted Hewlett Packard Enterprise’s management to raise full-year guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  Stock selection in the information technology and communication services sectors detracted most. An overweight to utilities further dampened results.

  The Fund’s top detractor was an overweight in KKR & Co., an alternative asset management firm. Geopolitical conflict drove market uncertainty, which led to a more difficult than consensus expected fundraising environment.

  An overweight in homebuilder Lennar detracted, as persistent headwinds from elevated mortgage rates and constrained affordability weighed on the housing market. Such headwinds, in turn, pressured buyer demand and necessitated heavy sales incentives that compressed Lennar’s margins below historical norms.

  An overweight in wireless carrier T-Mobile hurt. The company faced intensified competitive concerns as well as investor uncertainty surrounding merger speculation with parent company Deutsche Telekom.

Goldman Sachs Equity Income Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R6	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,039	$11,158	$11,616
8/18	$12,291	$12,549	$13,918
8/19	$12,899	$12,627	$14,265
8/20	$13,342	$12,733	$17,474
8/21	$16,896	$17,373	$23,110
8/22	$16,308	$16,291	$20,115
8/23	$17,428	$17,690	$23,213
8/24	$21,358	$21,432	$29,387
8/25	$23,496	$23,431	$34,160
8/26	$29,305	$30,395	$40,913

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class R6	24.72%	11.64%	11.35%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Equity Income Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$469,381,017
# of Portfolio Holdings as of Period End	76
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,812,795

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	20.1%
Financials	18.4%
Health Care	12.9%
Industrials	10.9%
Energy	8.2%
Consumer Staples	6.8%
Communication Services	5.9%
Utilities	5.0%
Consumer Discretionary	4.4%
Other	7.1%

Goldman Sachs Equity Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38147X457-AR-0826     Class R6

Annual Shareholder Report

August 31, 2026

Goldman Sachs Equity Income Fund

Class R: GRGRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$139	1.24%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Helping the Fund’s relative performance most was stock selection in the financials, industrials and health care sectors. Further bolstering results was an underweight to financials. An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Dell Technologies contributed positively due to the technology company’s strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, added value. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in Hewlett Packard Enterprise, an enterprise technology company, proved beneficial given a successful major network acquisition, robust demand for AI hardware and strong financial earnings. The strategic integration of Juniper Networks significantly expanded high margin networking revenue, while surging enterprise demand for AI servers drove quarterly results above consensus expectations and prompted Hewlett Packard Enterprise’s management to raise full-year guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  Stock selection in the information technology and communication services sectors detracted most. An overweight to utilities further dampened results.

  The Fund’s top detractor was an overweight in KKR & Co., an alternative asset management firm. Geopolitical conflict drove market uncertainty, which led to a more difficult than consensus expected fundraising environment.

  An overweight in homebuilder Lennar detracted, as persistent headwinds from elevated mortgage rates and constrained affordability weighed on the housing market. Such headwinds, in turn, pressured buyer demand and necessitated heavy sales incentives that compressed Lennar’s margins below historical norms.

  An overweight in wireless carrier T-Mobile hurt. The company faced intensified competitive concerns as well as investor uncertainty surrounding merger speculation with parent company Deutsche Telekom.

Goldman Sachs Equity Income Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$10,968	$11,158	$11,616
8/18	$12,130	$12,549	$13,918
8/19	$12,650	$12,627	$14,265
8/20	$13,007	$12,733	$17,474
8/21	$16,377	$17,373	$23,110
8/22	$15,718	$16,291	$20,115
8/23	$16,698	$17,690	$23,213
8/24	$20,353	$21,432	$29,387
8/25	$22,260	$23,431	$34,160
8/26	$27,613	$30,395	$40,913

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class R	24.05%	11.01%	10.69%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Equity Income Fund

Class R

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$469,381,017
# of Portfolio Holdings as of Period End	76
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,812,795

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	20.1%
Financials	18.4%
Health Care	12.9%
Industrials	10.9%
Energy	8.2%
Consumer Staples	6.8%
Communication Services	5.9%
Utilities	5.0%
Consumer Discretionary	4.4%
Other	7.1%

Goldman Sachs Equity Income Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38144N445-AR-0826     Class R

Annual Shareholder Report

August 31, 2026

Goldman Sachs Equity Income Fund

Class P: GABPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$76	0.68%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Helping the Fund’s relative performance most was stock selection in the financials, industrials and health care sectors. Further bolstering results was an underweight to financials. An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Dell Technologies contributed positively due to the technology company’s strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, added value. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in Hewlett Packard Enterprise, an enterprise technology company, proved beneficial given a successful major network acquisition, robust demand for AI hardware and strong financial earnings. The strategic integration of Juniper Networks significantly expanded high margin networking revenue, while surging enterprise demand for AI servers drove quarterly results above consensus expectations and prompted Hewlett Packard Enterprise’s management to raise full-year guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  Stock selection in the information technology and communication services sectors detracted most. An overweight to utilities further dampened results.

  The Fund’s top detractor was an overweight in KKR & Co., an alternative asset management firm. Geopolitical conflict drove market uncertainty, which led to a more difficult than consensus expected fundraising environment.

  An overweight in homebuilder Lennar detracted, as persistent headwinds from elevated mortgage rates and constrained affordability weighed on the housing market. Such headwinds, in turn, pressured buyer demand and necessitated heavy sales incentives that compressed Lennar’s margins below historical norms.

  An overweight in wireless carrier T-Mobile hurt. The company faced intensified competitive concerns as well as investor uncertainty surrounding merger speculation with parent company Deutsche Telekom.

Goldman Sachs Equity Income Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class P	Russell 1000® Value Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,484	$10,472	$10,813
8/19	$11,000	$10,537	$11,082
8/20	$11,378	$10,625	$13,576
8/21	$14,410	$14,497	$17,954
8/22	$13,909	$13,594	$15,627
8/23	$14,865	$14,762	$18,034
8/24	$18,217	$17,884	$22,831
8/25	$20,036	$19,553	$26,538
8/26	$24,993	$25,364	$31,785

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	24.74%	11.64%	11.55%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	14.80%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Equity Income Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$469,381,017
# of Portfolio Holdings as of Period End	76
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,812,795

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	20.1%
Financials	18.4%
Health Care	12.9%
Industrials	10.9%
Energy	8.2%
Consumer Staples	6.8%
Communication Services	5.9%
Utilities	5.0%
Consumer Discretionary	4.4%
Other	7.1%

Goldman Sachs Equity Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38150B798-AR-0826     Class P

Annual Shareholder Report

August 31, 2026

Goldman Sachs Large Cap Value Fund

Class A: GSLAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$113	1.00%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall bolstered the Fund’s results, especially in the information technology, industrials and real estate sectors.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, contributed positively. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. We exited the position as the investment no longer aligned with the Fund’s value criteria.

Top Detractors from Performance:

  The Fund underperformed the Russell 1000 Value Index due primarily to sector allocation decisions overall, which detracted. Underweights in energy and information technology especially hurt results.

  Stock selection in the health care, materials and energy sectors detracted.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel, primarily due to the timing of the Fund’s investment. After initiating a position in Intel in June 2026, its stock declined amid a broader correction in semiconductor stocks, profit-taking following a strong early-2026 rally and concerns around shareholder dilution from capital-raising activity.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in medical device and health care company Abbott Laboratories hurt. Investors worried that weaker organic growth in its nutrition business, where inflation-driven price increases led some consumers to trade down, pressured volumes. Further, its management lowered full-year guidance, largely due to the financial impact of its Exact Sciences acquisition, even as Abbott Laboratories’ underlying operating performance remained resilient. We exited the position in favor of what we saw as better risk/reward opportunities elsewhere.

Goldman Sachs Large Cap Value Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$9,450	$10,000	$10,000
8/17	$10,904	$10,304	$11,158	$11,616
8/18	$11,917	$11,262	$12,549	$13,918
8/19	$11,962	$11,304	$12,627	$14,265
8/20	$12,199	$11,528	$12,733	$17,474
8/21	$16,181	$15,291	$17,373	$23,110
8/22	$15,335	$14,491	$16,291	$20,115
8/23	$16,696	$15,778	$17,690	$23,213
8/24	$20,822	$19,677	$21,432	$29,387
8/25	$22,200	$20,979	$23,431	$34,160
8/26	$27,939	$26,403	$30,395	$40,913

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	25.85%	11.54%	10.82%
Class A Including sale charges	18.91%	10.28%	10.19%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Value Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$475,175,347
# of Portfolio Holdings as of Period End	60
Portfolio Turnover Rate for the Period	104%
Total Net Advisory Fees Paid for the Period	$2,944,027

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	18.5%
Information Technology	17.4%
Health Care	14.2%
Consumer Discretionary	12.3%
Industrials	11.7%
Consumer Staples	7.7%
Energy	5.7%
Materials	4.1%
Utilities	3.7%
Other	4.8%

Goldman Sachs Large Cap Value Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38142Y815-AR-0826     Class A

Annual Shareholder Report

August 31, 2026

Goldman Sachs Large Cap Value Fund

Class C: GSVCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$197	1.75%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall bolstered the Fund’s results, especially in the information technology, industrials and real estate sectors.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, contributed positively. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. We exited the position as the investment no longer aligned with the Fund’s value criteria.

Top Detractors from Performance:

  The Fund underperformed the Russell 1000 Value Index due primarily to sector allocation decisions overall, which detracted. Underweights in energy and information technology especially hurt results.

  Stock selection in the health care, materials and energy sectors detracted.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel, primarily due to the timing of the Fund’s investment. After initiating a position in Intel in June 2026, its stock declined amid a broader correction in semiconductor stocks, profit-taking following a strong early-2026 rally and concerns around shareholder dilution from capital-raising activity.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in medical device and health care company Abbott Laboratories hurt. Investors worried that weaker organic growth in its nutrition business, where inflation-driven price increases led some consumers to trade down, pressured volumes. Further, its management lowered full-year guidance, largely due to the financial impact of its Exact Sciences acquisition, even as Abbott Laboratories’ underlying operating performance remained resilient. We exited the position in favor of what we saw as better risk/reward opportunities elsewhere.

Goldman Sachs Large Cap Value Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$9,900	$10,000	$10,000
8/17	$10,818	$10,710	$11,158	$11,616
8/18	$11,733	$11,616	$12,549	$13,918
8/19	$11,700	$11,583	$12,627	$14,265
8/20	$11,842	$11,724	$12,733	$17,474
8/21	$15,583	$15,427	$17,373	$23,110
8/22	$14,668	$14,521	$16,291	$20,115
8/23	$15,846	$15,687	$17,690	$23,213
8/24	$19,614	$19,418	$21,432	$29,387
8/25	$20,752	$20,544	$23,431	$34,160
8/26	$25,917	$25,658	$30,395	$40,913

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	24.89%	10.70%	9.98%
Class C Including sale charges	23.74%	10.70%	9.98%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Value Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$475,175,347
# of Portfolio Holdings as of Period End	60
Portfolio Turnover Rate for the Period	104%
Total Net Advisory Fees Paid for the Period	$2,944,027

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	18.5%
Information Technology	17.4%
Health Care	14.2%
Consumer Discretionary	12.3%
Industrials	11.7%
Consumer Staples	7.7%
Energy	5.7%
Materials	4.1%
Utilities	3.7%
Other	4.8%

Goldman Sachs Large Cap Value Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38142Y781-AR-0826     Class C

Annual Shareholder Report

August 31, 2026

Goldman Sachs Large Cap Value Fund

Institutional Shares: GSLIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$79	0.70%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall bolstered the Fund’s results, especially in the information technology, industrials and real estate sectors.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, contributed positively. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. We exited the position as the investment no longer aligned with the Fund’s value criteria.

Top Detractors from Performance:

  The Fund underperformed the Russell 1000 Value Index due primarily to sector allocation decisions overall, which detracted. Underweights in energy and information technology especially hurt results.

  Stock selection in the health care, materials and energy sectors detracted.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel, primarily due to the timing of the Fund’s investment. After initiating a position in Intel in June 2026, its stock declined amid a broader correction in semiconductor stocks, profit-taking following a strong early-2026 rally and concerns around shareholder dilution from capital-raising activity.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in medical device and health care company Abbott Laboratories hurt. Investors worried that weaker organic growth in its nutrition business, where inflation-driven price increases led some consumers to trade down, pressured volumes. Further, its management lowered full-year guidance, largely due to the financial impact of its Exact Sciences acquisition, even as Abbott Laboratories’ underlying operating performance remained resilient. We exited the position in favor of what we saw as better risk/reward opportunities elsewhere.

Goldman Sachs Large Cap Value Fund

Institutional Shares

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Institutional	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,094,100	$1,115,800	$1,161,600
8/18	$1,199,681	$1,254,940	$1,391,829
8/19	$1,207,958	$1,262,721	$1,426,486
8/20	$1,235,379	$1,273,328	$1,747,445
8/21	$1,644,043	$1,737,328	$2,310,996
8/22	$1,563,813	$1,629,093	$2,011,491
8/23	$1,707,059	$1,769,032	$2,321,260
8/24	$2,135,189	$2,143,182	$2,938,716
8/25	$2,284,225	$2,343,141	$3,415,963
8/26	$2,881,321	$3,039,523	$4,091,299

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Institutional	26.14%	11.87%	11.16%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Value Fund

Institutional Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$475,175,347
# of Portfolio Holdings as of Period End	60
Portfolio Turnover Rate for the Period	104%
Total Net Advisory Fees Paid for the Period	$2,944,027

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	18.5%
Information Technology	17.4%
Health Care	14.2%
Consumer Discretionary	12.3%
Industrials	11.7%
Consumer Staples	7.7%
Energy	5.7%
Materials	4.1%
Utilities	3.7%
Other	4.8%

Goldman Sachs Large Cap Value Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38142Y773-AR-0826     Institutional Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Large Cap Value Fund

Service Shares: GSVSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$135	1.20%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall bolstered the Fund’s results, especially in the information technology, industrials and real estate sectors.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, contributed positively. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. We exited the position as the investment no longer aligned with the Fund’s value criteria.

Top Detractors from Performance:

  The Fund underperformed the Russell 1000 Value Index due primarily to sector allocation decisions overall, which detracted. Underweights in energy and information technology especially hurt results.

  Stock selection in the health care, materials and energy sectors detracted.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel, primarily due to the timing of the Fund’s investment. After initiating a position in Intel in June 2026, its stock declined amid a broader correction in semiconductor stocks, profit-taking following a strong early-2026 rally and concerns around shareholder dilution from capital-raising activity.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in medical device and health care company Abbott Laboratories hurt. Investors worried that weaker organic growth in its nutrition business, where inflation-driven price increases led some consumers to trade down, pressured volumes. Further, its management lowered full-year guidance, largely due to the financial impact of its Exact Sciences acquisition, even as Abbott Laboratories’ underlying operating performance remained resilient. We exited the position in favor of what we saw as better risk/reward opportunities elsewhere.

Goldman Sachs Large Cap Value Fund

Service Shares

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Service	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$10,880	$11,158	$11,616
8/18	$11,876	$12,549	$13,918
8/19	$11,899	$12,627	$14,265
8/20	$12,113	$12,733	$17,474
8/21	$16,033	$17,373	$23,110
8/22	$15,179	$16,291	$20,115
8/23	$16,493	$17,690	$23,213
8/24	$20,514	$21,432	$29,387
8/25	$21,838	$23,431	$34,160
8/26	$27,426	$30,395	$40,913

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Service	25.59%	11.33%	10.61%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Value Fund

Service Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$475,175,347
# of Portfolio Holdings as of Period End	60
Portfolio Turnover Rate for the Period	104%
Total Net Advisory Fees Paid for the Period	$2,944,027

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	18.5%
Information Technology	17.4%
Health Care	14.2%
Consumer Discretionary	12.3%
Industrials	11.7%
Consumer Staples	7.7%
Energy	5.7%
Materials	4.1%
Utilities	3.7%
Other	4.8%

Goldman Sachs Large Cap Value Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38142Y765-AR-0826     Service Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Large Cap Value Fund

Investor Shares: GSVTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$85	0.75%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall bolstered the Fund’s results, especially in the information technology, industrials and real estate sectors.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, contributed positively. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. We exited the position as the investment no longer aligned with the Fund’s value criteria.

Top Detractors from Performance:

  The Fund underperformed the Russell 1000 Value Index due primarily to sector allocation decisions overall, which detracted. Underweights in energy and information technology especially hurt results.

  Stock selection in the health care, materials and energy sectors detracted.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel, primarily due to the timing of the Fund’s investment. After initiating a position in Intel in June 2026, its stock declined amid a broader correction in semiconductor stocks, profit-taking following a strong early-2026 rally and concerns around shareholder dilution from capital-raising activity.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in medical device and health care company Abbott Laboratories hurt. Investors worried that weaker organic growth in its nutrition business, where inflation-driven price increases led some consumers to trade down, pressured volumes. Further, its management lowered full-year guidance, largely due to the financial impact of its Exact Sciences acquisition, even as Abbott Laboratories’ underlying operating performance remained resilient. We exited the position in favor of what we saw as better risk/reward opportunities elsewhere.

Goldman Sachs Large Cap Value Fund

Investor Shares

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Investor	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$10,926	$11,158	$11,616
8/18	$11,976	$12,549	$13,918
8/19	$12,053	$12,627	$14,265
8/20	$12,320	$12,733	$17,474
8/21	$16,376	$17,373	$23,110
8/22	$15,567	$16,291	$20,115
8/23	$16,993	$17,690	$23,213
8/24	$21,231	$21,432	$29,387
8/25	$22,690	$23,431	$34,160
8/26	$28,632	$30,395	$40,913

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Investor	26.19%	11.82%	11.09%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Value Fund

Investor Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$475,175,347
# of Portfolio Holdings as of Period End	60
Portfolio Turnover Rate for the Period	104%
Total Net Advisory Fees Paid for the Period	$2,944,027

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	18.5%
Information Technology	17.4%
Health Care	14.2%
Consumer Discretionary	12.3%
Industrials	11.7%
Consumer Staples	7.7%
Energy	5.7%
Materials	4.1%
Utilities	3.7%
Other	4.8%

Goldman Sachs Large Cap Value Fund

Investor Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38144N411-AR-0826     Investor Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Large Cap Value Fund

Class R6: GSVUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$78	0.69%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall bolstered the Fund’s results, especially in the information technology, industrials and real estate sectors.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, contributed positively. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. We exited the position as the investment no longer aligned with the Fund’s value criteria.

Top Detractors from Performance:

  The Fund underperformed the Russell 1000 Value Index due primarily to sector allocation decisions overall, which detracted. Underweights in energy and information technology especially hurt results.

  Stock selection in the health care, materials and energy sectors detracted.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel, primarily due to the timing of the Fund’s investment. After initiating a position in Intel in June 2026, its stock declined amid a broader correction in semiconductor stocks, profit-taking following a strong early-2026 rally and concerns around shareholder dilution from capital-raising activity.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in medical device and health care company Abbott Laboratories hurt. Investors worried that weaker organic growth in its nutrition business, where inflation-driven price increases led some consumers to trade down, pressured volumes. Further, its management lowered full-year guidance, largely due to the financial impact of its Exact Sciences acquisition, even as Abbott Laboratories’ underlying operating performance remained resilient. We exited the position in favor of what we saw as better risk/reward opportunities elsewhere.

Goldman Sachs Large Cap Value Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R6	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$10,963	$11,158	$11,616
8/18	$12,023	$12,549	$13,918
8/19	$12,111	$12,627	$14,265
8/20	$12,389	$12,733	$17,474
8/21	$16,484	$17,373	$23,110
8/22	$15,683	$16,291	$20,115
8/23	$17,121	$17,690	$23,213
8/24	$21,419	$21,432	$29,387
8/25	$22,914	$23,431	$34,160
8/26	$28,908	$30,395	$40,913

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class R6	26.16%	11.88%	11.19%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Value Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$475,175,347
# of Portfolio Holdings as of Period End	60
Portfolio Turnover Rate for the Period	104%
Total Net Advisory Fees Paid for the Period	$2,944,027

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	18.5%
Information Technology	17.4%
Health Care	14.2%
Consumer Discretionary	12.3%
Industrials	11.7%
Consumer Staples	7.7%
Energy	5.7%
Materials	4.1%
Utilities	3.7%
Other	4.8%

Goldman Sachs Large Cap Value Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38147X440-AR-0826     Class R6

Annual Shareholder Report

August 31, 2026

Goldman Sachs Large Cap Value Fund

Class R: GSVRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$141	1.25%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall bolstered the Fund’s results, especially in the information technology, industrials and real estate sectors.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, contributed positively. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. We exited the position as the investment no longer aligned with the Fund’s value criteria.

Top Detractors from Performance:

  The Fund underperformed the Russell 1000 Value Index due primarily to sector allocation decisions overall, which detracted. Underweights in energy and information technology especially hurt results.

  Stock selection in the health care, materials and energy sectors detracted.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel, primarily due to the timing of the Fund’s investment. After initiating a position in Intel in June 2026, its stock declined amid a broader correction in semiconductor stocks, profit-taking following a strong early-2026 rally and concerns around shareholder dilution from capital-raising activity.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in medical device and health care company Abbott Laboratories hurt. Investors worried that weaker organic growth in its nutrition business, where inflation-driven price increases led some consumers to trade down, pressured volumes. Further, its management lowered full-year guidance, largely due to the financial impact of its Exact Sciences acquisition, even as Abbott Laboratories’ underlying operating performance remained resilient. We exited the position in favor of what we saw as better risk/reward opportunities elsewhere.

Goldman Sachs Large Cap Value Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$10,873	$11,158	$11,616
8/18	$11,857	$12,549	$13,918
8/19	$11,871	$12,627	$14,265
8/20	$12,074	$12,733	$17,474
8/21	$15,977	$17,373	$23,110
8/22	$15,104	$16,291	$20,115
8/23	$16,403	$17,690	$23,213
8/24	$20,402	$21,432	$29,387
8/25	$21,706	$23,431	$34,160
8/26	$27,235	$30,395	$40,913

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class R	25.47%	11.25%	10.53%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Value Fund

Class R

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$475,175,347
# of Portfolio Holdings as of Period End	60
Portfolio Turnover Rate for the Period	104%
Total Net Advisory Fees Paid for the Period	$2,944,027

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	18.5%
Information Technology	17.4%
Health Care	14.2%
Consumer Discretionary	12.3%
Industrials	11.7%
Consumer Staples	7.7%
Energy	5.7%
Materials	4.1%
Utilities	3.7%
Other	4.8%

Goldman Sachs Large Cap Value Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38144N429-AR-0826     Class R

Annual Shareholder Report

August 31, 2026

Goldman Sachs Large Cap Value Fund

Class P: GMYPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$78	0.69%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall bolstered the Fund’s results, especially in the information technology, industrials and real estate sectors.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, contributed positively. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. We exited the position as the investment no longer aligned with the Fund’s value criteria.

Top Detractors from Performance:

  The Fund underperformed the Russell 1000 Value Index due primarily to sector allocation decisions overall, which detracted. Underweights in energy and information technology especially hurt results.

  Stock selection in the health care, materials and energy sectors detracted.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel, primarily due to the timing of the Fund’s investment. After initiating a position in Intel in June 2026, its stock declined amid a broader correction in semiconductor stocks, profit-taking following a strong early-2026 rally and concerns around shareholder dilution from capital-raising activity.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in medical device and health care company Abbott Laboratories hurt. Investors worried that weaker organic growth in its nutrition business, where inflation-driven price increases led some consumers to trade down, pressured volumes. Further, its management lowered full-year guidance, largely due to the financial impact of its Exact Sciences acquisition, even as Abbott Laboratories’ underlying operating performance remained resilient. We exited the position in favor of what we saw as better risk/reward opportunities elsewhere.

Goldman Sachs Large Cap Value Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class P	Russell 1000® Value Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,538	$10,472	$10,813
8/19	$10,616	$10,537	$11,082
8/20	$10,860	$10,625	$13,576
8/21	$14,449	$14,497	$17,954
8/22	$13,739	$13,594	$15,627
8/23	$15,008	$14,762	$18,034
8/24	$18,775	$17,884	$22,831
8/25	$20,074	$19,553	$26,538
8/26	$25,340	$25,364	$31,785

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	26.23%	11.88%	11.73%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	14.80%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Value Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$475,175,347
# of Portfolio Holdings as of Period End	60
Portfolio Turnover Rate for the Period	104%
Total Net Advisory Fees Paid for the Period	$2,944,027

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	18.5%
Information Technology	17.4%
Health Care	14.2%
Consumer Discretionary	12.3%
Industrials	11.7%
Consumer Staples	7.7%
Energy	5.7%
Materials	4.1%
Utilities	3.7%
Other	4.8%

Goldman Sachs Large Cap Value Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38150B533-AR-0826     Class P

Annual Shareholder Report

August 31, 2026

Goldman Sachs Mid Cap Value Fund

Class A: GCMAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$130	1.19%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Sector allocation as a whole contributed positively, albeit modestly.

  Stock selection in the information technology, consumer discretionary and consumer staples sectors added value.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Western Digital, a data storage device manufacturer, contributed positively. The company benefited from ongoing strong demand dynamics within its cloud segment as well as increasing needs for AI-driven data storage. We ultimately exited the Fund position in favor of what we saw as better risk/reward opportunity elsewhere.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, especially in the financials, health care and utilities sectors. An overweight to utilities also dampened results.

  The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  An out-of-benchmark position in Mirion Technologies, a provider of radiation detection, measurement, analysis and monitoring products and services, detracted. The company faced soft revenue growth, reduced financial guidance and investor concerns around the sustainability of its acquisition-led growth strategy.

  An overweight in Builders Firstsource, a building materials supplier, hurt. The company faced significant headwinds due to commodity price deflation, competitive pricing pressure and disappointing earnings reports.

Goldman Sachs Mid Cap Value Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Russell Midcap® Value Index	Russell 3000® Index
9/1/16	$10,000	$9,450	$10,000	$10,000
8/17	$10,966	$10,363	$11,082	$11,606
8/18	$12,137	$11,470	$12,486	$13,956
8/19	$12,549	$11,858	$12,095	$14,139
8/20	$12,497	$11,810	$11,938	$17,170
8/21	$17,967	$16,979	$17,250	$22,844
8/22	$17,166	$16,222	$15,905	$19,810
8/23	$18,019	$17,028	$16,804	$22,734
8/24	$21,143	$19,981	$20,196	$28,677
8/25	$23,023	$21,757	$21,860	$33,219
8/26	$27,404	$25,897	$27,227	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	19.03%	8.81%	10.60%
Class A Including sale charges	12.49%	7.58%	9.98%
Russell Midcap® Value Index	24.55%	9.55%	10.53%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Mid Cap Value Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,154,753,114
# of Portfolio Holdings as of Period End	83
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$8,336,277

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	17.4%
Financials	17.2%
Health Care	12.5%
Materials	9.1%
Information Technology	9.1%
Energy	8.8%
Consumer Discretionary	8.2%
Utilities	6.2%
Real Estate	5.6%
Other	6.0%

Goldman Sachs Mid Cap Value Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38142V720-AR-0826     Class A

Annual Shareholder Report

August 31, 2026

Goldman Sachs Mid Cap Value Fund

Class C: GCMCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$212	1.94%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Sector allocation as a whole contributed positively, albeit modestly.

  Stock selection in the information technology, consumer discretionary and consumer staples sectors added value.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Western Digital, a data storage device manufacturer, contributed positively. The company benefited from ongoing strong demand dynamics within its cloud segment as well as increasing needs for AI-driven data storage. We ultimately exited the Fund position in favor of what we saw as better risk/reward opportunity elsewhere.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, especially in the financials, health care and utilities sectors. An overweight to utilities also dampened results.

  The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  An out-of-benchmark position in Mirion Technologies, a provider of radiation detection, measurement, analysis and monitoring products and services, detracted. The company faced soft revenue growth, reduced financial guidance and investor concerns around the sustainability of its acquisition-led growth strategy.

  An overweight in Builders Firstsource, a building materials supplier, hurt. The company faced significant headwinds due to commodity price deflation, competitive pricing pressure and disappointing earnings reports.

Goldman Sachs Mid Cap Value Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Russell Midcap® Value Index	Russell 3000® Index
9/1/16	$10,000	$9,900	$10,000	$10,000
8/17	$10,886	$10,777	$11,082	$11,606
8/18	$11,959	$11,840	$12,486	$13,956
8/19	$12,268	$12,145	$12,095	$14,139
8/20	$12,128	$12,007	$11,938	$17,170
8/21	$17,307	$17,134	$17,250	$22,844
8/22	$16,407	$16,243	$15,905	$19,810
8/23	$17,102	$16,931	$16,804	$22,734
8/24	$19,907	$19,708	$20,196	$28,677
8/25	$21,518	$21,303	$21,860	$33,219
8/26	$25,425	$25,171	$27,227	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	18.16%	7.99%	9.78%
Class C Including sale charges	16.98%	7.99%	9.78%
Russell Midcap® Value Index	24.55%	9.55%	10.53%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Mid Cap Value Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,154,753,114
# of Portfolio Holdings as of Period End	83
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$8,336,277

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	17.4%
Financials	17.2%
Health Care	12.5%
Materials	9.1%
Information Technology	9.1%
Energy	8.8%
Consumer Discretionary	8.2%
Utilities	6.2%
Real Estate	5.6%
Other	6.0%

Goldman Sachs Mid Cap Value Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38142V696-AR-0826     Class C

Annual Shareholder Report

August 31, 2026

Goldman Sachs Mid Cap Value Fund

Institutional Shares: GSMCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$92	0.84%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Sector allocation as a whole contributed positively, albeit modestly.

  Stock selection in the information technology, consumer discretionary and consumer staples sectors added value.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Western Digital, a data storage device manufacturer, contributed positively. The company benefited from ongoing strong demand dynamics within its cloud segment as well as increasing needs for AI-driven data storage. We ultimately exited the Fund position in favor of what we saw as better risk/reward opportunity elsewhere.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, especially in the financials, health care and utilities sectors. An overweight to utilities also dampened results.

  The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  An out-of-benchmark position in Mirion Technologies, a provider of radiation detection, measurement, analysis and monitoring products and services, detracted. The company faced soft revenue growth, reduced financial guidance and investor concerns around the sustainability of its acquisition-led growth strategy.

  An overweight in Builders Firstsource, a building materials supplier, hurt. The company faced significant headwinds due to commodity price deflation, competitive pricing pressure and disappointing earnings reports.

Goldman Sachs Mid Cap Value Fund

Institutional Shares

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Institutional	Russell Midcap® Value Index	Russell 3000® Index
9/1/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,101,200	$1,108,200	$1,160,600
8/18	$1,223,764	$1,248,609	$1,395,622
8/19	$1,270,022	$1,209,527	$1,413,904
8/20	$1,269,641	$1,193,804	$1,717,045
8/21	$1,831,711	$1,725,046	$2,284,357
8/22	$1,756,244	$1,590,493	$1,980,994
8/23	$1,850,906	$1,680,355	$2,273,389
8/24	$2,179,257	$2,019,619	$2,867,653
8/25	$2,381,056	$2,186,036	$3,321,889
8/26	$2,844,647	$2,722,708	$3,989,589

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Institutional	19.47%	9.20%	11.01%
Russell Midcap® Value Index	24.55%	9.55%	10.53%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Mid Cap Value Fund

Institutional Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,154,753,114
# of Portfolio Holdings as of Period End	83
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$8,336,277

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	17.4%
Financials	17.2%
Health Care	12.5%
Materials	9.1%
Information Technology	9.1%
Energy	8.8%
Consumer Discretionary	8.2%
Utilities	6.2%
Real Estate	5.6%
Other	6.0%

Goldman Sachs Mid Cap Value Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38141W398-AR-0826     Institutional Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Mid Cap Value Fund

Service Shares: GSMSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$147	1.34%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Sector allocation as a whole contributed positively, albeit modestly.

  Stock selection in the information technology, consumer discretionary and consumer staples sectors added value.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Western Digital, a data storage device manufacturer, contributed positively. The company benefited from ongoing strong demand dynamics within its cloud segment as well as increasing needs for AI-driven data storage. We ultimately exited the Fund position in favor of what we saw as better risk/reward opportunity elsewhere.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, especially in the financials, health care and utilities sectors. An overweight to utilities also dampened results.

  The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  An out-of-benchmark position in Mirion Technologies, a provider of radiation detection, measurement, analysis and monitoring products and services, detracted. The company faced soft revenue growth, reduced financial guidance and investor concerns around the sustainability of its acquisition-led growth strategy.

  An overweight in Builders Firstsource, a building materials supplier, hurt. The company faced significant headwinds due to commodity price deflation, competitive pricing pressure and disappointing earnings reports.

Goldman Sachs Mid Cap Value Fund

Service Shares

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Service	Russell Midcap® Value Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$10,956	$11,082	$11,606
8/18	$12,115	$12,486	$13,956
8/19	$12,509	$12,095	$14,139
8/20	$12,444	$11,938	$17,170
8/21	$17,866	$17,250	$22,844
8/22	$17,044	$15,905	$19,810
8/23	$17,872	$16,804	$22,734
8/24	$20,934	$20,196	$28,677
8/25	$22,759	$21,860	$33,219
8/26	$27,058	$27,227	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Service	18.89%	8.65%	10.46%
Russell Midcap® Value Index	24.55%	9.55%	10.53%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Mid Cap Value Fund

Service Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,154,753,114
# of Portfolio Holdings as of Period End	83
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$8,336,277

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	17.4%
Financials	17.2%
Health Care	12.5%
Materials	9.1%
Information Technology	9.1%
Energy	8.8%
Consumer Discretionary	8.2%
Utilities	6.2%
Real Estate	5.6%
Other	6.0%

Goldman Sachs Mid Cap Value Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38141W380-AR-0826     Service Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Mid Cap Value Fund

Investor Shares: GCMTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$103	0.94%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Sector allocation as a whole contributed positively, albeit modestly.

  Stock selection in the information technology, consumer discretionary and consumer staples sectors added value.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Western Digital, a data storage device manufacturer, contributed positively. The company benefited from ongoing strong demand dynamics within its cloud segment as well as increasing needs for AI-driven data storage. We ultimately exited the Fund position in favor of what we saw as better risk/reward opportunity elsewhere.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, especially in the financials, health care and utilities sectors. An overweight to utilities also dampened results.

  The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  An out-of-benchmark position in Mirion Technologies, a provider of radiation detection, measurement, analysis and monitoring products and services, detracted. The company faced soft revenue growth, reduced financial guidance and investor concerns around the sustainability of its acquisition-led growth strategy.

  An overweight in Builders Firstsource, a building materials supplier, hurt. The company faced significant headwinds due to commodity price deflation, competitive pricing pressure and disappointing earnings reports.

Goldman Sachs Mid Cap Value Fund

Investor Shares

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Investor	Russell Midcap® Value Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$10,994	$11,082	$11,606
8/18	$12,201	$12,486	$13,956
8/19	$12,644	$12,095	$14,139
8/20	$12,624	$11,938	$17,170
8/21	$18,192	$17,250	$22,844
8/22	$17,426	$15,905	$19,810
8/23	$18,339	$16,804	$22,734
8/24	$21,569	$20,196	$28,677
8/25	$23,547	$21,860	$33,219
8/26	$28,108	$27,227	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Investor	19.37%	9.09%	10.88%
Russell Midcap® Value Index	24.55%	9.55%	10.53%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Mid Cap Value Fund

Investor Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,154,753,114
# of Portfolio Holdings as of Period End	83
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$8,336,277

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	17.4%
Financials	17.2%
Health Care	12.5%
Materials	9.1%
Information Technology	9.1%
Energy	8.8%
Consumer Discretionary	8.2%
Utilities	6.2%
Real Estate	5.6%
Other	6.0%

Goldman Sachs Mid Cap Value Fund

Investor Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38144N361-AR-0826     Investor Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Mid Cap Value Fund

Class R6: GCMUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$91	0.83%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Sector allocation as a whole contributed positively, albeit modestly.

  Stock selection in the information technology, consumer discretionary and consumer staples sectors added value.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Western Digital, a data storage device manufacturer, contributed positively. The company benefited from ongoing strong demand dynamics within its cloud segment as well as increasing needs for AI-driven data storage. We ultimately exited the Fund position in favor of what we saw as better risk/reward opportunity elsewhere.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, especially in the financials, health care and utilities sectors. An overweight to utilities also dampened results.

  The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  An out-of-benchmark position in Mirion Technologies, a provider of radiation detection, measurement, analysis and monitoring products and services, detracted. The company faced soft revenue growth, reduced financial guidance and investor concerns around the sustainability of its acquisition-led growth strategy.

  An overweight in Builders Firstsource, a building materials supplier, hurt. The company faced significant headwinds due to commodity price deflation, competitive pricing pressure and disappointing earnings reports.

Goldman Sachs Mid Cap Value Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R6	Russell Midcap® Value Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,013	$11,082	$11,606
8/18	$12,235	$12,486	$13,956
8/19	$12,699	$12,095	$14,139
8/20	$12,693	$11,938	$17,170
8/21	$18,320	$17,250	$22,844
8/22	$17,570	$15,905	$19,810
8/23	$18,516	$16,804	$22,734
8/24	$21,800	$20,196	$28,677
8/25	$23,825	$21,860	$33,219
8/26	$28,467	$27,227	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class R6	19.48%	9.21%	11.02%
Russell Midcap® Value Index	24.55%	9.55%	10.53%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Mid Cap Value Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,154,753,114
# of Portfolio Holdings as of Period End	83
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$8,336,277

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	17.4%
Financials	17.2%
Health Care	12.5%
Materials	9.1%
Information Technology	9.1%
Energy	8.8%
Consumer Discretionary	8.2%
Utilities	6.2%
Real Estate	5.6%
Other	6.0%

Goldman Sachs Mid Cap Value Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38147X432-AR-0826     Class R6

Annual Shareholder Report

August 31, 2026

Goldman Sachs Mid Cap Value Fund

Class R: GCMRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$158	1.44%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Sector allocation as a whole contributed positively, albeit modestly.

  Stock selection in the information technology, consumer discretionary and consumer staples sectors added value.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Western Digital, a data storage device manufacturer, contributed positively. The company benefited from ongoing strong demand dynamics within its cloud segment as well as increasing needs for AI-driven data storage. We ultimately exited the Fund position in favor of what we saw as better risk/reward opportunity elsewhere.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, especially in the financials, health care and utilities sectors. An overweight to utilities also dampened results.

  The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  An out-of-benchmark position in Mirion Technologies, a provider of radiation detection, measurement, analysis and monitoring products and services, detracted. The company faced soft revenue growth, reduced financial guidance and investor concerns around the sustainability of its acquisition-led growth strategy.

  An overweight in Builders Firstsource, a building materials supplier, hurt. The company faced significant headwinds due to commodity price deflation, competitive pricing pressure and disappointing earnings reports.

Goldman Sachs Mid Cap Value Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R	Russell Midcap® Value Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$10,940	$11,082	$11,606
8/18	$12,081	$12,486	$13,956
8/19	$12,456	$12,095	$14,139
8/20	$12,375	$11,938	$17,170
8/21	$17,746	$17,250	$22,844
8/22	$16,916	$15,905	$19,810
8/23	$17,714	$16,804	$22,734
8/24	$20,731	$20,196	$28,677
8/25	$22,518	$21,860	$33,219
8/26	$26,740	$27,227	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class R	18.75%	8.54%	10.33%
Russell Midcap® Value Index	24.55%	9.55%	10.53%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Mid Cap Value Fund

Class R

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,154,753,114
# of Portfolio Holdings as of Period End	83
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$8,336,277

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	17.4%
Financials	17.2%
Health Care	12.5%
Materials	9.1%
Information Technology	9.1%
Energy	8.8%
Consumer Discretionary	8.2%
Utilities	6.2%
Real Estate	5.6%
Other	6.0%

Goldman Sachs Mid Cap Value Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38144N379-AR-0826     Class R

Annual Shareholder Report

August 31, 2026

Goldman Sachs Mid Cap Value Fund

Class P: GMPPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$91	0.83%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Sector allocation as a whole contributed positively, albeit modestly.

  Stock selection in the information technology, consumer discretionary and consumer staples sectors added value.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Western Digital, a data storage device manufacturer, contributed positively. The company benefited from ongoing strong demand dynamics within its cloud segment as well as increasing needs for AI-driven data storage. We ultimately exited the Fund position in favor of what we saw as better risk/reward opportunity elsewhere.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, especially in the financials, health care and utilities sectors. An overweight to utilities also dampened results.

  The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  An out-of-benchmark position in Mirion Technologies, a provider of radiation detection, measurement, analysis and monitoring products and services, detracted. The company faced soft revenue growth, reduced financial guidance and investor concerns around the sustainability of its acquisition-led growth strategy.

  An overweight in Builders Firstsource, a building materials supplier, hurt. The company faced significant headwinds due to commodity price deflation, competitive pricing pressure and disappointing earnings reports.

Goldman Sachs Mid Cap Value Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class P	Russell Midcap® Value Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,393	$10,610	$10,833
8/19	$10,788	$10,278	$10,975
8/20	$10,786	$10,144	$13,328
8/21	$15,564	$14,659	$17,731
8/22	$14,927	$13,515	$15,377
8/23	$15,730	$14,279	$17,646
8/24	$18,521	$17,162	$22,259
8/25	$20,240	$18,576	$25,785
8/26	$24,182	$23,136	$30,968

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	19.48%	9.21%	11.11%
Russell Midcap® Value Index	24.55%	9.55%	10.52%
Russell 3000® Index	20.10%	11.79%	14.44%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Mid Cap Value Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,154,753,114
# of Portfolio Holdings as of Period End	83
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$8,336,277

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	17.4%
Financials	17.2%
Health Care	12.5%
Materials	9.1%
Information Technology	9.1%
Energy	8.8%
Consumer Discretionary	8.2%
Utilities	6.2%
Real Estate	5.6%
Other	6.0%

Goldman Sachs Mid Cap Value Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38150B475-AR-0826     Class P

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small Cap Value Fund

Class A: GSSMX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$139	1.25%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology, utilities and communication services sectors bolstered Fund results.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An overweight in Cohu, a semiconductor test and handling equipment company, contributed positively on the back of increasing confidence in a recovery trajectory across its end markets. Its new product platforms gained traction in both mobile and computing applications.

  An overweight in precious metals producer Coeur Mining added value. Its stock price gain was driven by a broader rally in precious metals prices, record revenue and cash flow generation and significant strategic acquisitions.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Stock selection in the energy, consumer discretionary and materials sectors detracted most. An underweight to energy and overweights in consumer discretionary and materials also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Perella Weinberg Partners, an independent advisory firm that provides strategic and financial guidance to corporations, institutions and governments. Its stock fell after the company reported disappointing revenue and earnings results.

  A position in energy services and technology company Liberty Energy detracted. The Fund was underweight during the stock’s rally and then held an overweight position during the stock’s subsequent pullback.

  An underweight in Viasat, which provides broadband and communications products and services globally, hurt. Its stock rose after the company won major U.S. defense contracts, executed successful satellite deployments and reported improving free cash flow.

Goldman Sachs Small Cap Value Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Value Index	Russell 3000® Index
9/1/16	$10,000	$9,450	$10,000	$10,000
8/17	$11,156	$10,542	$11,347	$11,606
8/18	$13,181	$12,456	$13,622	$13,956
8/19	$11,710	$11,066	$11,594	$14,139
8/20	$10,546	$9,966	$10,882	$17,170
8/21	$15,795	$14,926	$17,356	$22,844
8/22	$14,321	$13,533	$15,589	$19,810
8/23	$14,709	$13,900	$15,927	$22,734
8/24	$17,048	$16,110	$18,993	$28,677
8/25	$18,217	$17,215	$20,100	$33,219
8/26	$22,240	$21,016	$26,120	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	22.08%	7.08%	8.32%
Class A Including sale charges	15.35%	5.88%	7.70%
Russell 2000® Value Index	29.95%	8.51%	10.07%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Value Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$936,635,570
# of Portfolio Holdings as of Period End	169
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$8,547,932

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	29.9%
Industrials	12.8%
Health Care	10.5%
Consumer Discretionary	10.0%
Real Estate	7.3%
Materials	7.2%
Energy	7.0%
Information Technology	6.9%
Utilities	5.6%
Other	2.7%

Goldman Sachs Small Cap Value Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38141W612-AR-0826     Class A

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small Cap Value Fund

Class C: GSSCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$221	2.00%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology, utilities and communication services sectors bolstered Fund results.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An overweight in Cohu, a semiconductor test and handling equipment company, contributed positively on the back of increasing confidence in a recovery trajectory across its end markets. Its new product platforms gained traction in both mobile and computing applications.

  An overweight in precious metals producer Coeur Mining added value. Its stock price gain was driven by a broader rally in precious metals prices, record revenue and cash flow generation and significant strategic acquisitions.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Stock selection in the energy, consumer discretionary and materials sectors detracted most. An underweight to energy and overweights in consumer discretionary and materials also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Perella Weinberg Partners, an independent advisory firm that provides strategic and financial guidance to corporations, institutions and governments. Its stock fell after the company reported disappointing revenue and earnings results.

  A position in energy services and technology company Liberty Energy detracted. The Fund was underweight during the stock’s rally and then held an overweight position during the stock’s subsequent pullback.

  An underweight in Viasat, which provides broadband and communications products and services globally, hurt. Its stock rose after the company won major U.S. defense contracts, executed successful satellite deployments and reported improving free cash flow.

Goldman Sachs Small Cap Value Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Value Index	Russell 3000® Index
9/1/16	$10,000	$9,900	$10,000	$10,000
8/17	$11,072	$10,961	$11,347	$11,606
8/18	$12,983	$12,853	$13,622	$13,956
8/19	$11,447	$11,333	$11,594	$14,139
8/20	$10,230	$10,128	$10,882	$17,170
8/21	$15,211	$15,059	$17,356	$22,844
8/22	$13,690	$13,553	$15,589	$19,810
8/23	$13,959	$13,819	$15,927	$22,734
8/24	$16,054	$15,893	$18,993	$28,677
8/25	$17,027	$16,856	$20,100	$33,219
8/26	$20,636	$20,430	$26,120	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	21.20%	6.29%	7.51%
Class C Including sale charges	19.99%	6.29%	7.51%
Russell 2000® Value Index	29.95%	8.51%	10.07%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Value Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$936,635,570
# of Portfolio Holdings as of Period End	169
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$8,547,932

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	29.9%
Industrials	12.8%
Health Care	10.5%
Consumer Discretionary	10.0%
Real Estate	7.3%
Materials	7.2%
Energy	7.0%
Information Technology	6.9%
Utilities	5.6%
Other	2.7%

Goldman Sachs Small Cap Value Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38142B336-AR-0826     Class C

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small Cap Value Fund

Institutional Shares: GSSIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$107	0.96%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology, utilities and communication services sectors bolstered Fund results.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An overweight in Cohu, a semiconductor test and handling equipment company, contributed positively on the back of increasing confidence in a recovery trajectory across its end markets. Its new product platforms gained traction in both mobile and computing applications.

  An overweight in precious metals producer Coeur Mining added value. Its stock price gain was driven by a broader rally in precious metals prices, record revenue and cash flow generation and significant strategic acquisitions.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Stock selection in the energy, consumer discretionary and materials sectors detracted most. An underweight to energy and overweights in consumer discretionary and materials also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Perella Weinberg Partners, an independent advisory firm that provides strategic and financial guidance to corporations, institutions and governments. Its stock fell after the company reported disappointing revenue and earnings results.

  A position in energy services and technology company Liberty Energy detracted. The Fund was underweight during the stock’s rally and then held an overweight position during the stock’s subsequent pullback.

  An underweight in Viasat, which provides broadband and communications products and services globally, hurt. Its stock rose after the company won major U.S. defense contracts, executed successful satellite deployments and reported improving free cash flow.

Goldman Sachs Small Cap Value Fund

Institutional Shares

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Institutional	Russell 2000® Value Index	Russell 3000® Index
9/1/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,120,000	$1,134,700	$1,160,600
8/18	$1,328,544	$1,362,207	$1,395,622
8/19	$1,184,928	$1,159,375	$1,413,904
8/20	$1,070,820	$1,088,189	$1,717,045
8/21	$1,609,335	$1,735,553	$2,284,357
8/22	$1,464,173	$1,558,873	$1,980,994
8/23	$1,507,513	$1,592,701	$2,273,389
8/24	$1,752,031	$1,899,296	$2,867,653
8/25	$1,876,951	$2,010,025	$3,321,889
8/26	$2,297,951	$2,612,027	$3,989,589

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Institutional	22.43%	7.38%	8.67%
Russell 2000® Value Index	29.95%	8.51%	10.07%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Value Fund

Institutional Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$936,635,570
# of Portfolio Holdings as of Period End	169
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$8,547,932

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	29.9%
Industrials	12.8%
Health Care	10.5%
Consumer Discretionary	10.0%
Real Estate	7.3%
Materials	7.2%
Energy	7.0%
Information Technology	6.9%
Utilities	5.6%
Other	2.7%

Goldman Sachs Small Cap Value Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38142V209-AR-0826     Institutional Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small Cap Value Fund

Service Shares: GSSSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$162	1.46%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology, utilities and communication services sectors bolstered Fund results.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An overweight in Cohu, a semiconductor test and handling equipment company, contributed positively on the back of increasing confidence in a recovery trajectory across its end markets. Its new product platforms gained traction in both mobile and computing applications.

  An overweight in precious metals producer Coeur Mining added value. Its stock price gain was driven by a broader rally in precious metals prices, record revenue and cash flow generation and significant strategic acquisitions.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Stock selection in the energy, consumer discretionary and materials sectors detracted most. An underweight to energy and overweights in consumer discretionary and materials also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Perella Weinberg Partners, an independent advisory firm that provides strategic and financial guidance to corporations, institutions and governments. Its stock fell after the company reported disappointing revenue and earnings results.

  A position in energy services and technology company Liberty Energy detracted. The Fund was underweight during the stock’s rally and then held an overweight position during the stock’s subsequent pullback.

  An underweight in Viasat, which provides broadband and communications products and services globally, hurt. Its stock rose after the company won major U.S. defense contracts, executed successful satellite deployments and reported improving free cash flow.

Goldman Sachs Small Cap Value Fund

Service Shares

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Service	Russell 2000® Value Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,144	$11,347	$11,606
8/18	$13,152	$13,622	$13,956
8/19	$11,671	$11,594	$14,139
8/20	$10,496	$10,882	$17,170
8/21	$15,695	$17,356	$22,844
8/22	$14,207	$15,589	$19,810
8/23	$14,556	$15,927	$22,734
8/24	$16,831	$18,993	$28,677
8/25	$17,944	$20,100	$33,219
8/26	$21,859	$26,120	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Service	21.82%	6.85%	8.13%
Russell 2000® Value Index	29.95%	8.51%	10.07%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Value Fund

Service Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$936,635,570
# of Portfolio Holdings as of Period End	169
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$8,547,932

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	29.9%
Industrials	12.8%
Health Care	10.5%
Consumer Discretionary	10.0%
Real Estate	7.3%
Materials	7.2%
Energy	7.0%
Information Technology	6.9%
Utilities	5.6%
Other	2.7%

Goldman Sachs Small Cap Value Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38142V308-AR-0826     Service Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small Cap Value Fund

Investor Shares: GSQTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$111	1.00%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology, utilities and communication services sectors bolstered Fund results.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An overweight in Cohu, a semiconductor test and handling equipment company, contributed positively on the back of increasing confidence in a recovery trajectory across its end markets. Its new product platforms gained traction in both mobile and computing applications.

  An overweight in precious metals producer Coeur Mining added value. Its stock price gain was driven by a broader rally in precious metals prices, record revenue and cash flow generation and significant strategic acquisitions.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Stock selection in the energy, consumer discretionary and materials sectors detracted most. An underweight to energy and overweights in consumer discretionary and materials also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Perella Weinberg Partners, an independent advisory firm that provides strategic and financial guidance to corporations, institutions and governments. Its stock fell after the company reported disappointing revenue and earnings results.

  A position in energy services and technology company Liberty Energy detracted. The Fund was underweight during the stock’s rally and then held an overweight position during the stock’s subsequent pullback.

  An underweight in Viasat, which provides broadband and communications products and services globally, hurt. Its stock rose after the company won major U.S. defense contracts, executed successful satellite deployments and reported improving free cash flow.

Goldman Sachs Small Cap Value Fund

Investor Shares

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Investor	Russell 2000® Value Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,184	$11,347	$11,606
8/18	$13,246	$13,622	$13,956
8/19	$11,797	$11,594	$14,139
8/20	$10,649	$10,882	$17,170
8/21	$15,989	$17,356	$22,844
8/22	$14,539	$15,589	$19,810
8/23	$14,966	$15,927	$22,734
8/24	$17,391	$18,993	$28,677
8/25	$18,631	$20,100	$33,219
8/26	$22,802	$26,120	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Investor	22.39%	7.35%	8.59%
Russell 2000® Value Index	29.95%	8.51%	10.07%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Value Fund

Investor Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$936,635,570
# of Portfolio Holdings as of Period End	169
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$8,547,932

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	29.9%
Industrials	12.8%
Health Care	10.5%
Consumer Discretionary	10.0%
Real Estate	7.3%
Materials	7.2%
Energy	7.0%
Information Technology	6.9%
Utilities	5.6%
Other	2.7%

Goldman Sachs Small Cap Value Fund

Investor Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38144N296-AR-0826     Investor Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small Cap Value Fund

Class R6: GSSUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$106	0.95%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology, utilities and communication services sectors bolstered Fund results.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An overweight in Cohu, a semiconductor test and handling equipment company, contributed positively on the back of increasing confidence in a recovery trajectory across its end markets. Its new product platforms gained traction in both mobile and computing applications.

  An overweight in precious metals producer Coeur Mining added value. Its stock price gain was driven by a broader rally in precious metals prices, record revenue and cash flow generation and significant strategic acquisitions.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Stock selection in the energy, consumer discretionary and materials sectors detracted most. An underweight to energy and overweights in consumer discretionary and materials also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Perella Weinberg Partners, an independent advisory firm that provides strategic and financial guidance to corporations, institutions and governments. Its stock fell after the company reported disappointing revenue and earnings results.

  A position in energy services and technology company Liberty Energy detracted. The Fund was underweight during the stock’s rally and then held an overweight position during the stock’s subsequent pullback.

  An underweight in Viasat, which provides broadband and communications products and services globally, hurt. Its stock rose after the company won major U.S. defense contracts, executed successful satellite deployments and reported improving free cash flow.

Goldman Sachs Small Cap Value Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R6	Russell 2000® Value Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,203	$11,347	$11,606
8/18	$13,290	$13,622	$13,956
8/19	$11,853	$11,594	$14,139
8/20	$10,716	$10,882	$17,170
8/21	$16,107	$17,356	$22,844
8/22	$14,654	$15,589	$19,810
8/23	$15,092	$15,927	$22,734
8/24	$17,538	$18,993	$28,677
8/25	$18,794	$20,100	$33,219
8/26	$23,013	$26,120	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class R6	22.45%	7.39%	8.69%
Russell 2000® Value Index	29.95%	8.51%	10.07%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Value Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$936,635,570
# of Portfolio Holdings as of Period End	169
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$8,547,932

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	29.9%
Industrials	12.8%
Health Care	10.5%
Consumer Discretionary	10.0%
Real Estate	7.3%
Materials	7.2%
Energy	7.0%
Information Technology	6.9%
Utilities	5.6%
Other	2.7%

Goldman Sachs Small Cap Value Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38147X424-AR-0826     Class R6

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small Cap Value Fund

Class R: GSQRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$166	1.50%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology, utilities and communication services sectors bolstered Fund results.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An overweight in Cohu, a semiconductor test and handling equipment company, contributed positively on the back of increasing confidence in a recovery trajectory across its end markets. Its new product platforms gained traction in both mobile and computing applications.

  An overweight in precious metals producer Coeur Mining added value. Its stock price gain was driven by a broader rally in precious metals prices, record revenue and cash flow generation and significant strategic acquisitions.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Stock selection in the energy, consumer discretionary and materials sectors detracted most. An underweight to energy and overweights in consumer discretionary and materials also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Perella Weinberg Partners, an independent advisory firm that provides strategic and financial guidance to corporations, institutions and governments. Its stock fell after the company reported disappointing revenue and earnings results.

  A position in energy services and technology company Liberty Energy detracted. The Fund was underweight during the stock’s rally and then held an overweight position during the stock’s subsequent pullback.

  An underweight in Viasat, which provides broadband and communications products and services globally, hurt. Its stock rose after the company won major U.S. defense contracts, executed successful satellite deployments and reported improving free cash flow.

Goldman Sachs Small Cap Value Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R	Russell 2000® Value Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,128	$11,347	$11,606
8/18	$13,114	$13,622	$13,956
8/19	$11,623	$11,594	$14,139
8/20	$10,440	$10,882	$17,170
8/21	$15,596	$17,356	$22,844
8/22	$14,110	$15,589	$19,810
8/23	$14,454	$15,927	$22,734
8/24	$16,712	$18,993	$28,677
8/25	$17,808	$20,100	$33,219
8/26	$21,687	$26,120	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class R	21.78%	6.81%	8.04%
Russell 2000® Value Index	29.95%	8.51%	10.07%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Value Fund

Class R

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$936,635,570
# of Portfolio Holdings as of Period End	169
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$8,547,932

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	29.9%
Industrials	12.8%
Health Care	10.5%
Consumer Discretionary	10.0%
Real Estate	7.3%
Materials	7.2%
Energy	7.0%
Information Technology	6.9%
Utilities	5.6%
Other	2.7%

Goldman Sachs Small Cap Value Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38144N312-AR-0826     Class R

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small Cap Value Fund

Class P: GSYPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$106	0.95%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology, utilities and communication services sectors bolstered Fund results.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An overweight in Cohu, a semiconductor test and handling equipment company, contributed positively on the back of increasing confidence in a recovery trajectory across its end markets. Its new product platforms gained traction in both mobile and computing applications.

  An overweight in precious metals producer Coeur Mining added value. Its stock price gain was driven by a broader rally in precious metals prices, record revenue and cash flow generation and significant strategic acquisitions.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Stock selection in the energy, consumer discretionary and materials sectors detracted most. An underweight to energy and overweights in consumer discretionary and materials also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Perella Weinberg Partners, an independent advisory firm that provides strategic and financial guidance to corporations, institutions and governments. Its stock fell after the company reported disappointing revenue and earnings results.

  A position in energy services and technology company Liberty Energy detracted. The Fund was underweight during the stock’s rally and then held an overweight position during the stock’s subsequent pullback.

  An underweight in Viasat, which provides broadband and communications products and services globally, hurt. Its stock rose after the company won major U.S. defense contracts, executed successful satellite deployments and reported improving free cash flow.

Goldman Sachs Small Cap Value Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class P	Russell 2000® Value Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,671	$11,092	$10,833
8/19	$9,519	$9,440	$10,975
8/20	$8,607	$8,861	$13,328
8/21	$12,934	$14,132	$17,731
8/22	$11,769	$12,693	$15,377
8/23	$12,118	$12,969	$17,646
8/24	$14,083	$15,465	$22,259
8/25	$15,092	$16,367	$25,785
8/26	$18,481	$21,269	$30,968

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	22.45%	7.39%	7.60%
Russell 2000® Value Index	29.95%	8.51%	9.42%
Russell 3000® Index	20.10%	11.79%	14.44%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Value Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$936,635,570
# of Portfolio Holdings as of Period End	169
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$8,547,932

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	29.9%
Industrials	12.8%
Health Care	10.5%
Consumer Discretionary	10.0%
Real Estate	7.3%
Materials	7.2%
Energy	7.0%
Information Technology	6.9%
Utilities	5.6%
Other	2.7%

Goldman Sachs Small Cap Value Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38150B343-AR-0826     Class P

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small/Mid Cap Equity Fund

Class A: GMVAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$129	1.17%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the real estate and consumer staples sectors added value to the Fund’s relative results as did an overweight to information technology and underweights to real estate and consumer staples.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in semiconductor company MACOM Technology Solutions Holdings proved beneficial. Its stock rose, driven by strong earnings, heightened demand for optical networking parts and better than consensus expected fiscal revenue guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the health care, financials and materials sectors.

  Sector allocation decisions as a whole also detracted from the Fund’s relative results, albeit modestly. An underweight to health care and overweights to financials and materials hurt most.

  The Fund’s top detractor was an overweight in Guidewire Software, which builds core cloud software platforms for property and casualty insurance carriers. An in-line annual recurring revenue result and maintained full-year guidance by the company drove a sell-off in its stock.

  An underweight in MKS, which is a technology company that supplies instruments, subsystems and specialty chemicals used to manufacture semiconductor chips and electronic devices, detracted. Its stock rose due to skyrocketing demand for AI-driven semiconductor equipment, strong earnings results and positive estimate revisions.

  An overweight in Dynatrace, a software company that provides an AI-powered observability and security platform for enterprise cloud ecosystems, hurt. Its stock rose only modestly, as investors had concerns around disappointing forward guidance, an annual recurring revenue miss and analyst downgrades.

Goldman Sachs Small/Mid Cap Equity Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Russell 2500® Index	Russell 3000® Index
9/1/16	$10,000	$9,450	$10,000	$10,000
8/17	$11,130	$10,518	$11,322	$11,606
8/18	$12,741	$12,040	$13,963	$13,956
8/19	$12,050	$11,387	$12,966	$14,139
8/20	$11,620	$10,981	$13,847	$17,170
8/21	$17,502	$16,539	$20,198	$22,844
8/22	$15,942	$15,065	$17,060	$19,810
8/23	$16,585	$15,673	$18,192	$22,734
8/24	$19,452	$18,382	$21,352	$28,677
8/25	$19,744	$18,658	$23,496	$33,219
8/26	$23,717	$22,412	$29,497	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	20.12%	6.26%	9.02%
Class A Including sale charges	13.53%	5.07%	8.40%
Russell 2500® Index	25.54%	7.86%	11.42%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small/Mid Cap Equity Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$151,341,629
# of Portfolio Holdings as of Period End	98
Portfolio Turnover Rate for the Period	72%
Total Net Advisory Fees Paid for the Period	$1,155,812

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	20.8%
Information Technology	19.1%
Financials	16.7%
Health Care	12.9%
Consumer Discretionary	11.4%
Materials	5.6%
Energy	4.2%
Real Estate	3.5%
Utilities	2.4%
Other	3.1%

Goldman Sachs Small/Mid Cap Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Equity Fund

38147X101-AR-0826     Class A

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small/Mid Cap Equity Fund

Class C: GMVCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$210	1.92%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the real estate and consumer staples sectors added value to the Fund’s relative results as did an overweight to information technology and underweights to real estate and consumer staples.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in semiconductor company MACOM Technology Solutions Holdings proved beneficial. Its stock rose, driven by strong earnings, heightened demand for optical networking parts and better than consensus expected fiscal revenue guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the health care, financials and materials sectors.

  Sector allocation decisions as a whole also detracted from the Fund’s relative results, albeit modestly. An underweight to health care and overweights to financials and materials hurt most.

  The Fund’s top detractor was an overweight in Guidewire Software, which builds core cloud software platforms for property and casualty insurance carriers. An in-line annual recurring revenue result and maintained full-year guidance by the company drove a sell-off in its stock.

  An underweight in MKS, which is a technology company that supplies instruments, subsystems and specialty chemicals used to manufacture semiconductor chips and electronic devices, detracted. Its stock rose due to skyrocketing demand for AI-driven semiconductor equipment, strong earnings results and positive estimate revisions.

  An overweight in Dynatrace, a software company that provides an AI-powered observability and security platform for enterprise cloud ecosystems, hurt. Its stock rose only modestly, as investors had concerns around disappointing forward guidance, an annual recurring revenue miss and analyst downgrades.

Goldman Sachs Small/Mid Cap Equity Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Russell 2500® Index	Russell 3000® Index
9/1/16	$10,000	$9,900	$10,000	$10,000
8/17	$11,048	$10,938	$11,322	$11,606
8/18	$12,554	$12,428	$13,963	$13,956
8/19	$11,792	$11,674	$12,966	$14,139
8/20	$11,277	$11,164	$13,847	$17,170
8/21	$16,854	$16,685	$20,198	$22,844
8/22	$15,243	$15,090	$17,060	$19,810
8/23	$15,738	$15,581	$18,192	$22,734
8/24	$18,329	$18,145	$21,352	$28,677
8/25	$18,457	$18,272	$23,496	$33,219
8/26	$21,999	$21,779	$29,497	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	19.19%	5.47%	8.20%
Class C Including sale charges	18.13%	5.47%	8.20%
Russell 2500® Index	25.54%	7.86%	11.42%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small/Mid Cap Equity Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$151,341,629
# of Portfolio Holdings as of Period End	98
Portfolio Turnover Rate for the Period	72%
Total Net Advisory Fees Paid for the Period	$1,155,812

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	20.8%
Information Technology	19.1%
Financials	16.7%
Health Care	12.9%
Consumer Discretionary	11.4%
Materials	5.6%
Energy	4.2%
Real Estate	3.5%
Utilities	2.4%
Other	3.1%

Goldman Sachs Small/Mid Cap Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Equity Fund

38147X200-AR-0826     Class C

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small/Mid Cap Equity Fund

Institutional Shares: GSMVX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$93	0.84%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the real estate and consumer staples sectors added value to the Fund’s relative results as did an overweight to information technology and underweights to real estate and consumer staples.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in semiconductor company MACOM Technology Solutions Holdings proved beneficial. Its stock rose, driven by strong earnings, heightened demand for optical networking parts and better than consensus expected fiscal revenue guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the health care, financials and materials sectors.

  Sector allocation decisions as a whole also detracted from the Fund’s relative results, albeit modestly. An underweight to health care and overweights to financials and materials hurt most.

  The Fund’s top detractor was an overweight in Guidewire Software, which builds core cloud software platforms for property and casualty insurance carriers. An in-line annual recurring revenue result and maintained full-year guidance by the company drove a sell-off in its stock.

  An underweight in MKS, which is a technology company that supplies instruments, subsystems and specialty chemicals used to manufacture semiconductor chips and electronic devices, detracted. Its stock rose due to skyrocketing demand for AI-driven semiconductor equipment, strong earnings results and positive estimate revisions.

  An overweight in Dynatrace, a software company that provides an AI-powered observability and security platform for enterprise cloud ecosystems, hurt. Its stock rose only modestly, as investors had concerns around disappointing forward guidance, an annual recurring revenue miss and analyst downgrades.

Goldman Sachs Small/Mid Cap Equity Fund

Institutional Shares

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Institutional	Russell 2500® Index	Russell 3000® Index
9/1/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,117,100	$1,132,200	$1,160,600
8/18	$1,283,883	$1,396,342	$1,395,622
8/19	$1,219,689	$1,296,643	$1,413,904
8/20	$1,179,805	$1,384,686	$1,717,045
8/21	$1,783,393	$2,019,841	$2,284,357
8/22	$1,630,735	$1,705,958	$1,980,994
8/23	$1,701,346	$1,819,233	$2,273,389
8/24	$2,002,824	$2,135,234	$2,867,653
8/25	$2,040,077	$2,349,611	$3,321,889
8/26	$2,458,904	$2,949,702	$3,989,589

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Institutional	20.53%	6.63%	9.41%
Russell 2500® Index	25.54%	7.86%	11.42%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small/Mid Cap Equity Fund

Institutional Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$151,341,629
# of Portfolio Holdings as of Period End	98
Portfolio Turnover Rate for the Period	72%
Total Net Advisory Fees Paid for the Period	$1,155,812

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	20.8%
Information Technology	19.1%
Financials	16.7%
Health Care	12.9%
Consumer Discretionary	11.4%
Materials	5.6%
Energy	4.2%
Real Estate	3.5%
Utilities	2.4%
Other	3.1%

Goldman Sachs Small/Mid Cap Equity Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Equity Fund

38147X309-AR-0826     Institutional Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small/Mid Cap Equity Fund

Investor Shares: GMVIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$101	0.92%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the real estate and consumer staples sectors added value to the Fund’s relative results as did an overweight to information technology and underweights to real estate and consumer staples.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in semiconductor company MACOM Technology Solutions Holdings proved beneficial. Its stock rose, driven by strong earnings, heightened demand for optical networking parts and better than consensus expected fiscal revenue guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the health care, financials and materials sectors.

  Sector allocation decisions as a whole also detracted from the Fund’s relative results, albeit modestly. An underweight to health care and overweights to financials and materials hurt most.

  The Fund’s top detractor was an overweight in Guidewire Software, which builds core cloud software platforms for property and casualty insurance carriers. An in-line annual recurring revenue result and maintained full-year guidance by the company drove a sell-off in its stock.

  An underweight in MKS, which is a technology company that supplies instruments, subsystems and specialty chemicals used to manufacture semiconductor chips and electronic devices, detracted. Its stock rose due to skyrocketing demand for AI-driven semiconductor equipment, strong earnings results and positive estimate revisions.

  An overweight in Dynatrace, a software company that provides an AI-powered observability and security platform for enterprise cloud ecosystems, hurt. Its stock rose only modestly, as investors had concerns around disappointing forward guidance, an annual recurring revenue miss and analyst downgrades.

Goldman Sachs Small/Mid Cap Equity Fund

Investor Shares

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Investor	Russell 2500® Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,152	$11,322	$11,606
8/18	$12,805	$13,963	$13,956
8/19	$12,140	$12,966	$14,139
8/20	$11,736	$13,847	$17,170
8/21	$17,719	$20,198	$22,844
8/22	$16,181	$17,060	$19,810
8/23	$16,873	$18,192	$22,734
8/24	$19,850	$21,352	$28,677
8/25	$20,191	$23,496	$33,219
8/26	$24,318	$29,497	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Investor	20.44%	6.53%	9.29%
Russell 2500® Index	25.54%	7.86%	11.42%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small/Mid Cap Equity Fund

Investor Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$151,341,629
# of Portfolio Holdings as of Period End	98
Portfolio Turnover Rate for the Period	72%
Total Net Advisory Fees Paid for the Period	$1,155,812

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	20.8%
Information Technology	19.1%
Financials	16.7%
Health Care	12.9%
Consumer Discretionary	11.4%
Materials	5.6%
Energy	4.2%
Real Estate	3.5%
Utilities	2.4%
Other	3.1%

Goldman Sachs Small/Mid Cap Equity Fund

Investor Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Equity Fund

38147X408-AR-0826     Investor Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small/Mid Cap Equity Fund

Class R6: GMCUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$92	0.83%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the real estate and consumer staples sectors added value to the Fund’s relative results as did an overweight to information technology and underweights to real estate and consumer staples.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in semiconductor company MACOM Technology Solutions Holdings proved beneficial. Its stock rose, driven by strong earnings, heightened demand for optical networking parts and better than consensus expected fiscal revenue guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the health care, financials and materials sectors.

  Sector allocation decisions as a whole also detracted from the Fund’s relative results, albeit modestly. An underweight to health care and overweights to financials and materials hurt most.

  The Fund’s top detractor was an overweight in Guidewire Software, which builds core cloud software platforms for property and casualty insurance carriers. An in-line annual recurring revenue result and maintained full-year guidance by the company drove a sell-off in its stock.

  An underweight in MKS, which is a technology company that supplies instruments, subsystems and specialty chemicals used to manufacture semiconductor chips and electronic devices, detracted. Its stock rose due to skyrocketing demand for AI-driven semiconductor equipment, strong earnings results and positive estimate revisions.

  An overweight in Dynatrace, a software company that provides an AI-powered observability and security platform for enterprise cloud ecosystems, hurt. Its stock rose only modestly, as investors had concerns around disappointing forward guidance, an annual recurring revenue miss and analyst downgrades.

Goldman Sachs Small/Mid Cap Equity Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R6	Russell 2500® Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,180	$11,322	$11,606
8/18	$12,850	$13,963	$13,956
8/19	$12,200	$12,966	$14,139
8/20	$11,812	$13,847	$17,170
8/21	$17,850	$20,198	$22,844
8/22	$16,322	$17,060	$19,810
8/23	$17,042	$18,192	$22,734
8/24	$20,057	$21,352	$28,677
8/25	$20,422	$23,496	$33,219
8/26	$24,621	$29,497	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class R6	20.56%	6.64%	9.42%
Russell 2500® Index	25.54%	7.86%	11.42%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small/Mid Cap Equity Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$151,341,629
# of Portfolio Holdings as of Period End	98
Portfolio Turnover Rate for the Period	72%
Total Net Advisory Fees Paid for the Period	$1,155,812

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	20.8%
Information Technology	19.1%
Financials	16.7%
Health Care	12.9%
Consumer Discretionary	11.4%
Materials	5.6%
Energy	4.2%
Real Estate	3.5%
Utilities	2.4%
Other	3.1%

Goldman Sachs Small/Mid Cap Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Equity Fund

38147X416-AR-0826     Class R6

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small/Mid Cap Equity Fund

Class R: GMVRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$156	1.42%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the real estate and consumer staples sectors added value to the Fund’s relative results as did an overweight to information technology and underweights to real estate and consumer staples.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in semiconductor company MACOM Technology Solutions Holdings proved beneficial. Its stock rose, driven by strong earnings, heightened demand for optical networking parts and better than consensus expected fiscal revenue guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the health care, financials and materials sectors.

  Sector allocation decisions as a whole also detracted from the Fund’s relative results, albeit modestly. An underweight to health care and overweights to financials and materials hurt most.

  The Fund’s top detractor was an overweight in Guidewire Software, which builds core cloud software platforms for property and casualty insurance carriers. An in-line annual recurring revenue result and maintained full-year guidance by the company drove a sell-off in its stock.

  An underweight in MKS, which is a technology company that supplies instruments, subsystems and specialty chemicals used to manufacture semiconductor chips and electronic devices, detracted. Its stock rose due to skyrocketing demand for AI-driven semiconductor equipment, strong earnings results and positive estimate revisions.

  An overweight in Dynatrace, a software company that provides an AI-powered observability and security platform for enterprise cloud ecosystems, hurt. Its stock rose only modestly, as investors had concerns around disappointing forward guidance, an annual recurring revenue miss and analyst downgrades.

Goldman Sachs Small/Mid Cap Equity Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R	Russell 2500® Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,106	$11,322	$11,606
8/18	$12,683	$13,963	$13,956
8/19	$11,966	$12,966	$14,139
8/20	$11,505	$13,847	$17,170
8/21	$17,276	$20,198	$22,844
8/22	$15,709	$17,060	$19,810
8/23	$16,299	$18,192	$22,734
8/24	$19,064	$21,352	$28,677
8/25	$19,307	$23,496	$33,219
8/26	$23,133	$29,497	$39,896

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class R	19.82%	6.01%	8.74%
Russell 2500® Index	25.54%	7.86%	11.42%
Russell 3000® Index	20.10%	11.79%	14.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small/Mid Cap Equity Fund

Class R

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$151,341,629
# of Portfolio Holdings as of Period End	98
Portfolio Turnover Rate for the Period	72%
Total Net Advisory Fees Paid for the Period	$1,155,812

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	20.8%
Information Technology	19.1%
Financials	16.7%
Health Care	12.9%
Consumer Discretionary	11.4%
Materials	5.6%
Energy	4.2%
Real Estate	3.5%
Utilities	2.4%
Other	3.1%

Goldman Sachs Small/Mid Cap Equity Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Equity Fund

38147X507-AR-0826     Class R

Annual Shareholder Report

August 31, 2026

Goldman Sachs Small/Mid Cap Equity Fund

Class P: GSVPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$92	0.83%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the real estate and consumer staples sectors added value to the Fund’s relative results as did an overweight to information technology and underweights to real estate and consumer staples.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in semiconductor company MACOM Technology Solutions Holdings proved beneficial. Its stock rose, driven by strong earnings, heightened demand for optical networking parts and better than consensus expected fiscal revenue guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the health care, financials and materials sectors.

  Sector allocation decisions as a whole also detracted from the Fund’s relative results, albeit modestly. An underweight to health care and overweights to financials and materials hurt most.

  The Fund’s top detractor was an overweight in Guidewire Software, which builds core cloud software platforms for property and casualty insurance carriers. An in-line annual recurring revenue result and maintained full-year guidance by the company drove a sell-off in its stock.

  An underweight in MKS, which is a technology company that supplies instruments, subsystems and specialty chemicals used to manufacture semiconductor chips and electronic devices, detracted. Its stock rose due to skyrocketing demand for AI-driven semiconductor equipment, strong earnings results and positive estimate revisions.

  An overweight in Dynatrace, a software company that provides an AI-powered observability and security platform for enterprise cloud ecosystems, hurt. Its stock rose only modestly, as investors had concerns around disappointing forward guidance, an annual recurring revenue miss and analyst downgrades.

Goldman Sachs Small/Mid Cap Equity Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class P	Russell 2500® Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,370	$10,967	$10,833
8/19	$9,846	$10,184	$10,975
8/20	$9,533	$10,875	$13,328
8/21	$14,399	$15,864	$17,731
8/22	$13,174	$13,399	$15,377
8/23	$13,745	$14,288	$17,646
8/24	$16,187	$16,770	$22,259
8/25	$16,481	$18,454	$25,785
8/26	$19,871	$23,167	$30,968

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	20.57%	6.65%	8.54%
Russell 2500® Index	25.54%	7.86%	10.54%
Russell 3000® Index	20.10%	11.79%	14.44%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small/Mid Cap Equity Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$151,341,629
# of Portfolio Holdings as of Period End	98
Portfolio Turnover Rate for the Period	72%
Total Net Advisory Fees Paid for the Period	$1,155,812

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	20.8%
Information Technology	19.1%
Financials	16.7%
Health Care	12.9%
Consumer Discretionary	11.4%
Materials	5.6%
Energy	4.2%
Real Estate	3.5%
Utilities	2.4%
Other	3.1%

Goldman Sachs Small/Mid Cap Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Equity Fund

38150B319-AR-0826     Class P

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2026	2025	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$3,525,897	$3,657,963	Financial Statement audits.

Audit-Related Fees:

• PwC	$462,000	$460,728	Other attest services.

Tax Fees:

• PwC	$ 0	$0

All Other Fees:

• PwC	$ 0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2026	2025	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,260,123	$2,081,340	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended August 31, 2026 and August 31, 2025 were approximately $462,000 and $460,728, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2025 and December 31, 2024 were approximately $19.0 million and $20.7 million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2025 and 2024 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Annual Financial Statements August 31, 2026 Goldman Sachs Fundamental Equity Growth Funds Goldman Sachs Large Cap Equity Fund Goldman Sachs Mid Cap Growth Fund Goldman Sachs Small Cap Growth Fund Goldman Sachs Small/Mid Cap Equity Fund Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Fundamental Equity Growth Funds

GOLDMAN SACHS LARGE CAP EQUITY FUND

Schedule of Investments August 31, 2026

Shares	Description	Value

Common Stocks – 99.2%

Aerospace & Defense – 1.8%
44,277	General Electric Co.	$14,864,232
28,787	Honeywell Aerospace, Inc.*	4,551,512
44,975	RTX Corp.	9,342,657

		28,758,401

Automobile Components – 0.3%
63,501	BorgWarner, Inc.	4,074,224

Automobiles – 1.7%
71,003	Tesla, Inc.*	26,125,554

Banks – 3.3%
178,259	Bank of America Corp.	11,041,363
83,294	Citigroup, Inc.	10,963,156
82,471	JPMorgan Chase & Co.	29,361,325

		51,365,844

Beverages – 1.4%
183,952	Coca-Cola Co. (The)	16,311,024
56,641	Coca-Cola Europacific Partners PLC (United Kingdom)	6,118,361

		22,429,385

Biotechnology – 1.3%
4,937	Argenx SE ADR (Belgium)*	5,093,305
30,716	Cytokinetics, Inc.*	2,178,072
29,215	Insmed, Inc.*	3,558,971
122,096	Roivant Sciences Ltd.*	4,229,406
9,031	Vertex Pharmaceuticals, Inc.*	4,917,560

		19,977,314

Broadline Retail – 4.0%
241,863	Amazon.com, Inc.*	62,828,752

Building Products – 0.7%
64,958	Builders FirstSource, Inc.*	4,313,211
14,268	Trane Technologies PLC	6,340,699

		10,653,910

Capital Markets – 3.3%
6,903	Blackrock, Inc.	7,977,176
44,454	Blackstone, Inc.	6,367,591
68,995	Charles Schwab Corp. (The)	7,577,031
33,768	Intercontinental Exchange, Inc.	5,426,517
51,603	Morgan Stanley	11,007,952
7,598	MSCI, Inc.	4,335,723
34,231	Robinhood Markets, Inc., Class A*	3,587,751
12,349	S&P Global, Inc.	5,382,188

		51,661,929

Chemicals – 0.9%
22,129	Linde PLC	10,833,916
57,190	Solstice Advanced Materials, Inc.	3,625,274

		14,459,190

Commercial Services & Supplies – 0.2%
16,165	Cintas Corp.	3,261,935

Communications Equipment – 1.5%
61,007	Arista Networks, Inc.*	11,938,460
5,395	Lumentum Holdings, Inc.*	4,935,130

Shares	Description	Value

Common Stocks – (continued)

Communications Equipment – (continued)
14,468	Motorola Solutions, Inc.	$7,021,320

		23,894,910

Construction & Engineering – 0.2%
5,750	Quanta Services, Inc.	3,490,768

Construction Materials – 0.5%
13,878	Martin Marietta Materials, Inc.	7,198,519

Consumer Finance – 0.9%
64,029	Capital One Financial Corp.	13,734,861

Consumer Staples Distribution & Retail – 1.5%
6,045	Costco Wholesale Corp.	5,705,815
41,880	Performance Food Group Co.*	4,153,240
121,119	Walmart, Inc.	12,701,750

		22,560,805

Containers & Packaging – 0.3%
129,169	International Paper Co.	4,899,380

Diversified Telecommunication Services – 0.3%
31,043	Space Exploration Technologies Corp., Class A*	4,460,569

Electric Utilities – 1.3%
22,501	Constellation Energy Corp.	6,182,600
78,763	NextEra Energy, Inc.	6,485,345
208,777	PG&E Corp.	2,770,471
73,327	Xcel Energy, Inc.	5,550,121

		20,988,537

Electrical Equipment – 2.0%
27,456	Eaton Corp. PLC	11,034,017
9,602	GE Vernova, Inc.	8,627,685
17,325	Rockwell Automation, Inc.	7,353,250
16,304	Vertiv Holdings Co., Class A	4,218,171

		31,233,123

Electronic Equipment, Instruments & Components – 1.1%
64,667	Amphenol Corp., Class A	10,252,953
15,128	Coherent Corp.*	4,203,012
25,663	Flex Ltd.*	2,803,683

		17,259,648

Energy Equipment & Services – 0.5%
95,502	Baker Hughes Co.	6,069,152
20,647	TechnipFMC PLC (United Kingdom)	1,613,563

		7,682,715

Entertainment – 0.4%
11,635	Spotify Technology SA*	6,325,019

Financial Services – 4.0%
45,463	Berkshire Hathaway, Inc., Class B*	22,914,716
15,723	Corpay, Inc.*	6,356,809
31,714	Mastercard, Inc., Class A	18,689,377
40,010	Visa, Inc., Class A	15,178,593

		63,139,495

Ground Transportation – 1.7%
206,832	CSX Corp.	10,447,084

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS LARGE CAP EQUITY FUND

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Ground Transportation – (continued)
56,553	Old Dominion Freight Line, Inc.	$11,308,338
76,546	Uber Technologies, Inc.*	5,790,705

		27,546,127

Health Care Equipment & Supplies – 0.8%
39,057	Dexcom, Inc.*	3,556,530
39,848	Edwards Lifesciences Corp.*	3,616,206
14,810	Intuitive Surgical, Inc.*	5,581,297

		12,754,033

Health Care Providers & Services – 1.6%
32,274	Cencora, Inc.	10,443,866
38,685	Guardant Health, Inc.*	6,151,689
24,303	UnitedHealth Group, Inc.	9,463,831

		26,059,386

Health Care REITs – 0.4%
24,347	Welltower, Inc. REIT	5,751,735

Hotels, Restaurants & Leisure – 1.6%
33,381	Aramark	1,879,684
24,701	DoorDash, Inc., Class A*	5,724,210
18,225	Hilton Worldwide Holdings, Inc.	5,764,203
15,465	Royal Caribbean Cruises Ltd.	4,156,064
66,198	Starbucks Corp.	7,033,538

		24,557,699

Household Products – 1.0%
111,217	Procter & Gamble Co. (The)	16,139,811

Industrial Conglomerates – 0.6%
54,479	3M Co.	9,361,126

Industrial REITs – 0.5%
59,491	Prologis, Inc. REIT	8,323,981

Insurance – 1.6%
31,409	Allstate Corp. (The)	8,097,240
52,784	American International Group, Inc.	4,030,587
30,724	Globe Life, Inc.	5,305,113
43,875	Marsh & McLennan Cos., Inc.	8,327,475

		25,760,415

Interactive Media & Services – 7.3%
127,869	Alphabet, Inc., Class A	43,392,345
116,859	Alphabet, Inc., Class C	39,195,677
56,224	Meta Platforms, Inc., Class A	32,179,244

		114,767,266

IT Services – 1.0%
17,149	Cloudflare, Inc., Class A*	5,232,332
32,324	Snowflake, Inc.*	10,713,143

		15,945,475

Life Sciences Tools & Services – 1.5%
70,182	Agilent Technologies, Inc.	10,777,148
21,461	Thermo Fisher Scientific, Inc.	13,243,583

		24,020,731

Machinery – 0.9%
18,393	Caterpillar, Inc.	14,667,866

Shares	Description	Value

Common Stocks – (continued)

Media – 0.3%
14,141	AppLovin Corp., Class A*	$4,412,840

Metals & Mining – 0.6%
23,943	Newmont Corp.	3,018,255
26,234	Steel Dynamics, Inc.	6,102,553

		9,120,808

Multi-Utilities – 0.4%
56,072	Ameren Corp.	5,944,193

Oil, Gas & Consumable Fuels – 3.2%
25,035	Chevron Corp.	5,160,715
82,182	ConocoPhillips	10,888,293
19,196	DT Midstream, Inc.	2,515,060
39,317	Expand Energy Corp.	3,859,357
105,513	ExxonMobil Holdings Corp.	16,982,317
81,009	Kinetik Holdings, Inc.	4,441,723
28,417	Phillips 66	7,007,064

		50,854,529

Passenger Airlines – 0.4%
54,071	United Airlines Holdings, Inc.*	5,839,127

Personal Care Products – 0.2%
28,578	Estee Lauder Cos., Inc. (The), Class A	2,923,529

Pharmaceuticals – 3.6%
22,350	Eli Lilly & Co.	25,852,915
73,863	Johnson & Johnson	19,636,479
80,733	Merck & Co., Inc.	11,929,108

		57,418,502

Professional Services – 0.0%
12,349	Mobility Global, Inc.	250,685

Real Estate Management & Development – 0.4%
49,155	CBRE Group, Inc., Class A*	7,167,291

Semiconductors & Semiconductor Equipment – 16.0%
44,728	Advanced Micro Devices, Inc.*	21,054,364
24,398	Applied Materials, Inc.	11,183,799
99,323	Broadcom, Inc.	36,783,280
115,648	Intel Corp.*	10,351,652
53,905	KLA Corp.	9,457,632
42,333	Marvell Technology, Inc.	8,960,203
27,376	Micron Technology, Inc.	26,246,193
552,959	NVIDIA Corp.	122,082,288
14,918	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	6,195,744

		252,315,155

Software – 9.4%
25,487	Cadence Design Systems, Inc.*	8,634,486
25,316	Datadog, Inc., Class A*	6,000,905
186,098	Microsoft Corp.	94,405,654
87,608	Palantir Technologies, Inc., Class A*	16,328,379
36,164	Palo Alto Networks, Inc.*	13,819,349
48,547	Zscaler, Inc.*	9,145,527

		148,334,300

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Specialized REITs – 0.9%
41,887	American Tower Corp. REIT	$7,359,546
6,827	Equinix, Inc. REIT	7,145,957

		14,505,503

Specialty Retail – 1.7%
1,545	AutoZone, Inc.*	4,621,466
39,061	Home Depot, Inc. (The)	12,805,368
3,969	Ross Stores, Inc.	907,075
43,617	TJX Cos., Inc. (The)	5,840,752
5,573	Ulta Beauty, Inc.*	2,993,258

		27,167,919

Technology Hardware, Storage & Peripherals – 7.6%
332,010	Apple, Inc.	105,197,368
17,839	Dell Technologies, Inc., Class C	8,134,762
13,881	Western Digital Corp.	6,254,085

		119,586,215

Wireless Telecommunication Services – 0.6%
51,466	T-Mobile US, Inc.	9,286,525

TOTAL COMMON STOCKS (Cost $789,843,796)		1,563,247,559

Shares	Dividend Rate	Value

Investment Company – 0.7%(a)
Goldman Sachs Central Government Fund - Institutional Shares
10,908,232	3.779%(b)	10,908,232
(Cost $10,908,232)

TOTAL INVESTMENTS – 99.9% (Cost $800,752,028)		$1,574,155,791

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		1,081,635

NET ASSETS – 100.0%		$1,575,237,426

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.
(b)	Represents 1-day yield at August 31, 2026.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MID CAP GROWTH FUND

Schedule of Investments August 31, 2026

Shares	Description	Value

Common Stocks – 98.2%

Aerospace & Defense – 5.1%
40,360	Axon Enterprise, Inc.*	$22,866,362
162,180	Rocket Lab Corp.*	10,366,545
42,790	Woodward, Inc.	14,540,898

		47,773,805

Automobile Components – 0.7%
106,733	BorgWarner, Inc.	6,847,989

Banks – 0.9%
640,709	Flagstar Bank NA	8,527,837

Beverages – 1.1%
98,000	Coca-Cola Europacific Partners PLC (United Kingdom)	10,585,960

Biotechnology – 7.0%
5,148	Argenx SE ADR (Belgium)*	5,310,986
102,661	Cytokinetics, Inc.*	7,279,691
109,358	Insmed, Inc.*	13,321,992
11,218	Madrigal Pharmaceuticals, Inc.*	6,058,056
49,755	Natera, Inc.*	16,019,120
320,762	Roivant Sciences Ltd.*	11,111,196
66,897	Spyre Therapeutics, Inc.*	5,975,909

		65,076,950

Broadline Retail – 2.2%
197,205	eBay, Inc.	20,422,550

Building Products – 0.7%
100,137	Builders FirstSource, Inc.*	6,649,097

Capital Markets – 3.4%
47,021	LPL Financial Holdings, Inc.	17,404,118
132,682	Robinhood Markets, Inc., Class A*	13,906,400

		31,310,518

Chemicals – 1.1%
168,712	Solstice Advanced Materials, Inc.	10,694,654

Communications Equipment – 2.3%
23,272	Lumentum Holdings, Inc.*	21,288,295

Construction & Engineering – 2.5%
15,302	Comfort Systems USA, Inc.	23,651,077

Construction Materials – 2.8%
342,181	James Hardie Industries PLC*	10,166,197
30,253	Martin Marietta Materials, Inc.	15,692,231

		25,858,428

Consumer Staples Distribution & Retail – 1.3%
16,724	Casey’s General Stores, Inc.	12,579,960

Electrical Equipment – 3.4%
41,245	Rockwell Automation, Inc.	17,505,615
54,505	Vertiv Holdings Co., Class A	14,101,534

		31,607,149

Electronic Equipment, Instruments & Components – 2.7%
28,287	Coherent Corp.*	7,858,977
56,093	Jabil, Inc.	17,122,949

		24,981,926

Entertainment – 2.8%
143,275	Live Nation Entertainment, Inc.*	25,773,740

Shares	Description	Value

Common Stocks – (continued)

Financial Services – 3.1%
50,656	Corpay, Inc.*	$20,480,221
624,126	Rocket Cos., Inc., Class A*	8,369,530

		28,849,751

Ground Transportation – 0.7%
34,417	Old Dominion Freight Line, Inc.	6,882,023

Health Care Equipment & Supplies – 4.3%
287,596	Dexcom, Inc.*	26,188,492
154,267	Edwards Lifesciences Corp.*	13,999,730

		40,188,222

Health Care Providers & Services – 6.4%
106,822	Cencora, Inc.	34,567,599
161,580	Guardant Health, Inc.*	25,694,452

		60,262,051

Hotels, Restaurants & Leisure – 6.6%
247,480	Aramark	13,935,599
222,657	Cava Group, Inc.*	14,639,698
218,476	Dutch Bros, Inc., Class A*	10,674,737
28,650	Hilton Worldwide Holdings, Inc.	9,061,422
153,723	Viking Holdings Ltd.*	13,241,699

		61,553,155

Independent Power and Renewable Electricity Producers – 2.6%
180,035	Vistra Corp.	24,731,408

IT Services – 9.9%
110,805	Cloudflare, Inc., Class A*	33,807,713
219,893	Csquare, Inc.*	4,268,123
30,205	MongoDB, Inc.*	13,694,041
122,260	Snowflake, Inc.*	40,520,632

		92,290,509

Life Sciences Tools & Services – 2.9%
113,084	Agilent Technologies, Inc.	17,365,179
51,112	Repligen Corp.*	9,250,250

		26,615,429

Machinery – 1.0%
34,680	Lincoln Electric Holdings, Inc.	9,753,056

Metals & Mining – 1.4%
119,373	Anglogold Ashanti PLC (Australia)	13,407,975

Oil, Gas & Consumable Fuels – 1.3%
122,398	Expand Energy Corp.	12,014,588

Personal Care Products – 0.7%
64,173	Estee Lauder Cos., Inc. (The), Class A	6,564,898

Semiconductors & Semiconductor Equipment – 7.5%
19,463	Astera Labs, Inc.*	5,780,122
94,760	Credo Technology Group Holding Ltd.*	21,433,764
68,560	Lattice Semiconductor Corp.*	7,907,710
50,674	MACOM Technology Solutions Holdings, Inc.*	13,369,321
62,244	Teradyne, Inc.	21,774,819

		70,265,736

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)

Software – 7.3%
87,463	Atlassian Corp., Class A*	$16,982,691
53,292	Autodesk, Inc.*	13,777,581
239,999	Core Scientific, Inc.*	3,911,984
109,540	Datadog, Inc., Class A*	25,965,361
75,469	JFrog Ltd.*	7,552,183

		68,189,800

Specialty Retail – 1.2%
43,079	Burlington Stores, Inc.*	11,190,201

Trading Companies & Distributors – 1.3%
11,952	United Rentals, Inc.	12,406,176

TOTAL COMMON STOCKS (Cost $742,518,784)		918,794,913

Shares	Dividend Rate	Value

Investment Company – 0.8%(a)
Goldman Sachs Central Government Fund - Institutional Shares
7,807,820	3.779%(b)	7,807,820
(Cost $7,807,820)

TOTAL INVESTMENTS – 99.0% (Cost $750,326,604)		$926,602,733

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		9,034,521

NET ASSETS – 100.0%		$935,637,254

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.
(b)	Represents 1-day yield at August 31, 2026.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments August 31, 2026

Shares	Description	Value

Common Stocks – 99.2%

Aerospace & Defense – 6.2%
252,338	Applied Aerospace & Defense, Inc.*	$3,330,862
91,701	Firefly Aerospace, Inc.*	1,936,725
94,775	Hawkeye 360, Inc.*	1,796,934
106,300	Karman Holdings, Inc.*	4,406,135
59,493	Loar Holdings, Inc.*	4,175,814
18,083	Moog, Inc., Class A	6,717,834
70,512	Voyager Technologies, Inc., Class A*	2,371,318
20,863	VSE Corp.	4,353,691

		29,089,313

Automobile Components – 0.5%
18,785	Dorman Products, Inc.*	2,420,447

Beverages – 0.9%
68,954	Vita Coco Co., Inc. (The)*	4,048,634

Biotechnology – 13.2%
81,235	Alkermes PLC*	3,817,233
12,765	Blueprint Medicines Corp.*(a)	5,872
53,877	CG Oncology, Inc.*	4,049,395
66,032	Cogent Biosciences, Inc.*	2,311,120
152,301	Compass Pathways PLC ADR (United Kingdom)*(b)	2,057,586
39,828	Cytokinetics, Inc.*	2,824,203
48,718	Dianthus Therapeutics, Inc.*	5,145,108
40,680	First Tracks Biotherapeutics, Inc.*	1,702,051
60,338	Halozyme Therapeutics, Inc.*	6,425,394
12,053	Krystal Biotech, Inc.*	4,331,366
22,981	Kymera Therapeutics, Inc.*	2,730,373
8,708	Madrigal Pharmaceuticals, Inc.*	4,702,581
70,878	Mineralys Therapeutics, Inc.*	1,819,438
11,946	Praxis Precision Medicines, Inc.*	4,184,684
36,964	Protagonist Therapeutics, Inc.*	5,461,431
29,367	Rhythm Pharmaceuticals, Inc.*	3,116,720
44,917	Spyre Therapeutics, Inc.*	4,012,436
52,371	Xenon Pharmaceuticals, Inc. (Canada)*	3,153,782

		61,850,773

Building Products – 1.2%
17,885	CSW Industrials, Inc.	5,525,571

Capital Markets – 3.8%
78,441	Piper Sandler Cos.	5,887,781
39,954	Victory Capital Holdings, Inc., Class A	4,714,972
290,728	WisdomTree, Inc.	6,994,916

		17,597,669

Chemicals – 1.2%
47,299	Ingevity Corp.*	3,277,348
37,241	Solstice Advanced Materials, Inc.	2,360,707

		5,638,055

Communications Equipment – 0.9%
196,804	Extreme Networks, Inc.*	4,426,122

Construction & Engineering – 3.0%
77,601	Centuri Holdings, Inc.*	1,583,837

Shares	Description	Value

Common Stocks – (continued)

Construction & Engineering – (continued)
54,032	Construction Partners, Inc., Class A*	$5,738,198
16,969	MYR Group, Inc.*	4,945,106
70,078	Solv Energy, Inc., Class A*	1,788,390

		14,055,531

Consumer Finance – 2.1%
11,234	Dave, Inc.*	4,038,848
24,796	Enova International, Inc.*	5,621,749

		9,660,597

Consumer Staples Distribution & Retail – 1.6%
51,751	Chefs’ Warehouse, Inc. (The)*	5,820,435
76,546	Yesway, Inc., Class A*	1,906,761

		7,727,196

Diversified Consumer Services – 0.7%
122,503	OneSpaWorld Holdings Ltd. (Bahamas)	3,041,750

Electrical Equipment – 0.5%
38,452	DPC Holdings PLC (United Kingdom)*	1,613,446
47,071	X-Energy, Inc.*(b)	868,460

		2,481,906

Electronic Equipment, Instruments & Components – 2.0%
33,433	Novanta, Inc.*	4,888,573
19,027	Plexus Corp.*	4,556,396

		9,444,969

Energy Equipment & Services – 3.1%
138,016	Archrock, Inc.	4,350,264
68,931	Kodiak Gas Services, Inc.	4,051,075
69,904	Oceaneering International, Inc.*	3,618,231
46,810	Solaris Oilfield Infrastructure, Inc.	2,376,544

		14,396,114

Financial Services – 2.1%
299,123	Flywire Corp.*	5,650,434
168,207	Remitly Global, Inc.*	4,497,855

		10,148,289

Health Care Equipment & Supplies – 4.4%
39,449	Glaukos Corp.*	7,083,462
26,462	iRhythm Holdings, Inc.*	3,147,390
84,955	Kestra Medical Technologies Ltd.*	2,187,591
53,127	LeMaitre Vascular, Inc.	4,265,036
45,014	TransMedics Group, Inc.*	3,820,338

		20,503,817

Health Care Providers & Services – 5.3%
130,914	BrightSpring Health Services, Inc.*	7,645,378
30,482	Encompass Health Corp.	3,664,241
26,210	Guardant Health, Inc.*	4,167,914
88,108	Pennant Group, Inc. (The)*	3,238,850
81,615	RadNet, Inc.*	6,188,049

		24,904,432

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – 5.8%
35,186	Brinker International, Inc.*	$8,040,001
57,138	Cava Group, Inc.*	3,756,824
85,405	Dutch Bros, Inc., Class A*	4,172,888
157,212	Life Time Group Holdings, Inc.*	6,606,048
175,318	Lindblad Expeditions Holdings, Inc.*	4,656,446

		27,232,207

Insurance – 2.2%
72,405	Goosehead Insurance, Inc., Class A*	4,970,603
171,114	Oscar Health, Inc., Class A*	5,126,576

		10,097,179

IT Services – 0.8%
32,184	DigitalOcean Holdings, Inc.*	3,562,447

Life Sciences Tools & Services – 3.3%
74,938	10X Genomics, Inc., Class A*	4,679,878
174,230	Adaptive Biotechnologies Corp.*	4,341,762
39,202	Alamar Biosciences, Inc.*(b)	1,197,229
27,758	Repligen Corp.*	5,023,643

		15,242,512

Machinery – 8.8%
28,950	Enpro, Inc.	8,575,569
44,726	Federal Signal Corp.	5,232,942
56,450	Franklin Electric Co., Inc.	5,650,081
43,111	Helios Technologies, Inc.	3,147,965
49,649	Proto Labs, Inc.*	3,974,899
5,846	RBC Bearings, Inc.*	2,889,444
30,821	SPX Technologies, Inc.*	6,064,032
15,640	Timken Co. (The)	1,883,838
10,503	Watts Water Technologies, Inc., Class A	3,841,472

		41,260,242

Metals & Mining – 0.6%
12,867	Materion Corp.	3,037,641

Oil, Gas & Consumable Fuels – 0.4%
171,688	Uranium Energy Corp.*	2,101,461

Passenger Airlines – 0.6%
396,976	Joby Aviation, Inc.*	2,715,316

Pharmaceuticals – 4.1%
139,870	Amylyx Pharmaceuticals, Inc.*	4,720,613
10,079	Axsome Therapeutics, Inc.*	2,000,883
139,299	Definium Therapeutics, Inc.*	5,532,956
57,201	Kardigan, Inc.*(b)	1,153,172
19,623	Ligand Pharmaceuticals, Inc.*	5,574,894

		18,982,518

Semiconductors & Semiconductor Equipment – 5.5%
106,465	Allegro MicroSystems, Inc. (Japan)*	3,859,356
65,018	Ambiq Micro, Inc.*	3,791,199
29,013	Camtek Ltd. (Israel)*(b)	3,887,742
48,283	FormFactor, Inc.*	4,857,753
218,521	Navitas Semiconductor Corp.*	2,532,658
13,233	Onto Innovation, Inc.*	3,535,990

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
80,122	Veeco Instruments, Inc.*	$3,549,405

		26,014,103

Software – 10.0%
148,855	A10 Networks, Inc.	3,779,429
110,257	Braze, Inc., Class A*	3,753,148
43,459	Elastic NV*	4,239,425
79,666	JFrog Ltd.*	7,972,177
30,326	Manhattan Associates, Inc.*	6,768,460
237,147	SailPoint, Inc.*	4,875,742
56,846	ServiceTitan, Inc., Class A*	5,573,182
118,017	Varonis Systems, Inc.*	5,165,604
159,689	Zeta Global Holdings Corp., Class A*	4,945,568

		47,072,735

Specialty Retail – 2.5%
50,760	Boot Barn Holdings, Inc.*	7,645,979
48,839	Victoria’s Secret & Co.*	4,171,339

		11,817,318

Textiles, Apparel & Luxury Goods – 1.9%
274,625	Figs, Inc., Class A*	4,212,748
64,706	Kontoor Brands, Inc.	4,879,479

		9,092,227

TOTAL COMMON STOCKS (Cost $363,764,612)		465,189,091

Shares	Dividend Rate	Value

Investment Company – 1.4%(c)
Goldman Sachs Central Government Fund - Institutional Shares
6,399,596	3.779%(d)	6,399,596
(Cost $6,399,596)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $370,164,208)		471,588,687

Securities Lending Reinvestment Vehicle – 1.2%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
5,571,087	3.585%(d)	5,571,087
(Cost $5,571,087)

TOTAL INVESTMENTS – 101.8% (Cost $375,735,295)		$477,159,774

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.8)%		(8,211,644)

NET ASSETS – 100.0%		$468,948,130

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued) August 31, 2026

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b)	All or a portion of security is on loan.
(c)	Represents an affiliated issuer.
(d)	Represents 1-day yield at August 31, 2026.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Schedule of Investments August 31, 2026

Shares	Description	Value

Common Stocks – 97.9%

Aerospace & Defense – 4.4%
22,984	Arxis, Inc., Class A*	$1,189,882
6,801	BWX Technologies, Inc.	1,035,724
26,194	Leonardo DRS, Inc.	995,372
20,070	Mercury Systems, Inc.*	1,752,713
4,361	Moog, Inc., Class A	1,620,112

		6,593,803

Automobile Components – 1.6%
24,386	BorgWarner, Inc.	1,564,606
10,353	Patrick Industries, Inc.	846,047

		2,410,653

Banks – 8.9%
11,346	Cullen/Frost Bankers, Inc.	1,825,231
20,501	East West Bancorp, Inc.	2,600,757
65,103	First Horizon Corp.	1,583,305
18,405	Prosperity Bancshares, Inc.	1,317,062
15,403	SouthState Bank Corp.	1,615,621
13,592	UMB Financial Corp.	1,925,035
80,618	Valley National Bancorp	1,099,629
9,844	Wintrust Financial Corp.	1,480,144

		13,446,784

Biotechnology – 7.6%
40,662	Alkermes PLC*	1,910,707
3,561	Ascendis Pharma A/S (Denmark)*	936,685
9,732	Blueprint Medicines Corp.*(a)	4,477
11,020	Cytokinetics, Inc.*	781,428
2,785	Madrigal Pharmaceuticals, Inc.*	1,503,984
6,684	Natera, Inc.*	2,151,981
11,903	Neurocrine Biosciences, Inc.*	1,833,419
9,560	Rhythm Pharmaceuticals, Inc.*	1,014,603
39,679	Roivant Sciences Ltd.*	1,374,481

		11,511,765

Capital Markets – 3.0%
4,258	Evercore, Inc., Class A	1,219,619
23,865	Stifel Financial Corp.	1,927,815
25,010	TPG, Inc.	1,353,541

		4,500,975

Chemicals – 2.3%
50,474	Element Solutions, Inc.	1,793,846
1,945	NewMarket Corp.	1,746,026

		3,539,872

Construction & Engineering – 0.7%
4,650	MasTec, Inc.*	1,114,977

Consumer Staples Distribution & Retail – 1.3%
2,545	Casey’s General Stores, Inc.	1,914,374

Containers & Packaging – 1.1%
13,708	Crown Holdings, Inc.	1,595,474

Electric Utilities – 1.0%
10,805	IDACORP, Inc.	1,471,209

Electrical Equipment – 2.7%
5,090	DPC Holdings PLC (United Kingdom)*	213,576
14,738	nVent Electric PLC	2,221,754

Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – (continued)
10,821	Regal Rexnord Corp.	$1,714,587

		4,149,917

Electronic Equipment, Instruments & Components – 3.6%
31,599	Cognex Corp.	1,926,275
5,311	Plexus Corp.*	1,271,825
8,601	TD SYNNEX Corp.	2,174,763

		5,372,863

Energy Equipment & Services – 1.7%
25,962	Archrock, Inc.	818,322
24,587	Liberty Energy, Inc.	484,610
16,199	TechnipFMC PLC (United Kingdom)	1,265,952

		2,568,884

Financial Services – 1.9%
37,279	Equitable Holdings, Inc.	1,868,796
35,780	MGIC Investment Corp.	1,096,657

		2,965,453

Gas Utilities – 0.8%
14,500	Spire, Inc.	1,186,680

Health Care Providers & Services – 2.5%
9,853	Encompass Health Corp.	1,184,429
5,098	Ensign Group, Inc. (The)	878,182
11,105	Guardant Health, Inc.*	1,765,917

		3,828,528

Health Care REITs – 0.9%
46,530	Janus Living, Inc. REIT	1,384,267

Hotels, Restaurants & Leisure – 5.6%
10,706	Brinker International, Inc.*	2,446,321
15,532	Cava Group, Inc.*	1,021,229
10,245	Hyatt Hotels Corp., Class A	1,710,608
39,479	Life Time Group Holdings, Inc.*	1,658,907
8,348	Texas Roadhouse, Inc.	1,632,869

		8,469,934

Household Durables – 2.4%
11,130	SharkNinja, Inc.*	2,142,414
10,402	Toll Brothers, Inc.	1,492,167

		3,634,581

Insurance – 2.9%
11,194	American Financial Group, Inc.	1,595,705
6,866	Hanover Insurance Group, Inc. (The)	1,552,471
3,600	RenaissanceRe Holdings Ltd. (Bermuda)	1,179,504

		4,327,680

IT Services – 3.7%
11,942	Akamai Technologies, Inc.*	1,297,140
10,824	DigitalOcean Holdings, Inc.*	1,198,109
3,520	MongoDB, Inc.*	1,595,862
8,826	Okta, Inc.*	1,527,251

		5,618,362

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Life Sciences Tools & Services – 2.7%
7,521	Charles River Laboratories International, Inc.*	$2,167,853
10,839	Repligen Corp.*	1,961,642

		4,129,495

Machinery – 10.1%
27,319	Alliance Laundry Holdings, Inc.*	625,878
10,140	Crane Co.	2,079,410
21,851	Flowserve Corp.	1,728,196
52,972	Gates Industrial Corp. Ltd.*	1,355,024
8,671	Lincoln Electric Holdings, Inc.	2,438,545
5,783	Nordson Corp.	1,860,507
3,398	RBC Bearings, Inc.*	1,679,495
10,676	SPX Technologies, Inc.*	2,100,503
21,494	Terex Corp.	1,365,084

		15,232,642

Metals & Mining – 2.3%
24,741	Commercial Metals Co.	1,669,275
4,520	Reliance, Inc.	1,735,906

		3,405,181

Multi-Utilities – 0.7%
23,996	NiSource, Inc.	981,916

Oil, Gas & Consumable Fuels – 2.5%
100,187	Permian Resources Corp., Class A	2,333,355
34,499	Range Resources Corp.	1,425,499

		3,758,854

Professional Services – 1.3%
3,214	CACI International, Inc., Class A*	2,002,354

Real Estate Management & Development – 0.9%
3,882	Jones Lang LaSalle, Inc.*	1,420,307

Retail REITs – 0.8%
16,526	Regency Centers Corp. REIT	1,235,649

Semiconductors & Semiconductor Equipment – 6.0%
13,252	Lattice Semiconductor Corp.*	1,528,485
9,390	MACOM Technology Solutions Holdings, Inc.*	2,477,364
5,878	MKS, Inc.	1,506,179
2,225	Nova Ltd. (Israel)*	775,301
4,271	Onto Innovation, Inc.*	1,141,254
2,902	SiTime Corp.*	1,640,849

		9,069,432

Software – 4.6%
12,301	Manhattan Associates, Inc.*	2,745,460
32,203	Procore Technologies, Inc.*	2,019,772
6,421	Qualys, Inc.*	1,195,205
10,790	Rubrik, Inc., Class A*	1,003,902

		6,964,339

Specialized REITs – 0.8%
31,493	CubeSmart REIT	1,250,902

Specialty Retail – 1.0%
10,041	Boot Barn Holdings, Inc.*	1,512,476

Shares	Description	Value

Common Stocks – (continued)

Technology Hardware, Storage & Peripherals – 1.2%
19,644	Everpure, Inc., Class A*	$1,825,910

Textiles, Apparel & Luxury Goods – 0.8%
40,475	Amer Sports, Inc. (Finland)*	1,236,511

Trading Companies & Distributors – 1.6%
7,568	Applied Industrial Technologies, Inc.	2,451,881

TOTAL COMMON STOCKS (Cost $117,938,567)		148,084,884

Shares	Dividend Rate	Value

Investment Company – 1.8%(b)
Goldman Sachs Central Government Fund - Institutional Shares
2,751,789	3.779%(c)	2,751,789
(Cost $2,751,789)

TOTAL INVESTMENTS – 99.7% (Cost $120,690,356)		$150,836,673

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		504,956

NET ASSETS – 100.0%		$151,341,629

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b)	Represents an affiliated issuer.
(c)	Represents 1-day yield at August 31, 2026.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments August 31, 2026

Shares	Description	Value

Common Stocks – 98.5%

Aerospace & Defense – 7.6%
211,055	Arxis, Inc., Class A*	$10,926,317
41,662	Carpenter Technology Corp.	19,848,610
129,427	Firefly Aerospace, Inc.*	2,733,498
239,473	Karman Holdings, Inc.*	9,926,156
280,168	Leonardo DRS, Inc.	10,646,384
127,332	Loar Holdings, Inc.*	8,937,433
42,182	Moog, Inc., Class A	15,670,613
50,544	VSE Corp.	10,547,522

		89,236,533

Beverages – 0.7%
144,796	Vita Coco Co., Inc. (The)*	8,501,697

Biotechnology – 15.3%
31,612	Ascendis Pharma A/S (Denmark)*	8,315,221
192,970	Bridgebio Pharma, Inc.*	14,779,572
79,672	CG Oncology, Inc.*	5,988,148
100,555	Cytokinetics, Inc.*	7,130,355
176,645	Halozyme Therapeutics, Inc.*	18,810,926
87,550	Insmed, Inc.*	10,665,341
18,087	Madrigal Pharmaceuticals, Inc.*	9,767,523
40,352	Natera, Inc.*	12,991,730
45,979	Neurocrine Biosciences, Inc.*	7,082,145
36,066	Praxis Precision Medicines, Inc.*	12,633,920
49,969	Protagonist Therapeutics, Inc.*	7,382,920
82,727	Revolution Medicines, Inc.*	17,006,189
104,170	Rhythm Pharmaceuticals, Inc.*	11,055,562
603,005	Roivant Sciences Ltd.*	20,888,093
87,183	Spyre Therapeutics, Inc.*	7,788,057
115,626	Vaxcyte, Inc.*	7,023,123

		179,308,825

Building Products – 1.8%
44,806	CSW Industrials, Inc.	13,842,814
41,252	Modine Manufacturing Co.*	7,360,594

		21,203,408

Capital Markets – 2.7%
80,330	Houlihan Lokey, Inc.	10,707,185
140,099	Piper Sandler Cos.	10,515,831
184,756	TPG, Inc.	9,998,995

		31,222,011

Chemicals – 0.8%
140,834	Solstice Advanced Materials, Inc.	8,927,467

Construction & Engineering – 2.8%
139,958	Construction Partners, Inc., Class A*	14,863,539
28,238	MYR Group, Inc.*	8,229,118
144,261	Solv Energy, Inc., Class A*	3,681,541
13,314	Sterling Infrastructure, Inc.*	6,258,512

		33,032,710

Consumer Finance – 1.8%
67,647	Enova International, Inc.*	15,336,928
27,085	FirstCash Holdings, Inc.	5,808,920

		21,145,848

Consumer Staples Distribution & Retail – 0.7%
10,713	Casey’s General Stores, Inc.	8,058,426

Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – 1.6%
39,709	DPC Holdings PLC (United Kingdom)*	$1,666,190
225,266	Forgent Power Solutions, Inc., Class A*	6,879,623
54,373	nVent Electric PLC	8,196,730
120,694	X-Energy, Inc.*(a)	2,226,804

		18,969,347

Electronic Equipment, Instruments & Components – 2.2%
43,316	Advanced Energy Industries, Inc.	11,992,468
98,495	Novanta, Inc.*	14,401,939

		26,394,407

Energy Equipment & Services – 2.0%
309,096	Archrock, Inc.	9,742,706
153,026	Kodiak Gas Services, Inc.	8,993,338
95,147	Solaris Oilfield Infrastructure, Inc.	4,830,613

		23,566,657

Financial Services – 2.0%
289,690	Equitable Holdings, Inc.	14,522,160
262,051	Toast, Inc., Class A*	8,933,319

		23,455,479

Health Care Equipment & Supplies – 1.3%
96,326	LeMaitre Vascular, Inc.	7,733,051
92,569	TransMedics Group, Inc.*	7,856,331

		15,589,382

Health Care Providers & Services – 6.9%
355,194	BrightSpring Health Services, Inc.*	20,743,330
124,529	Encompass Health Corp.	14,969,631
81,700	Ensign Group, Inc. (The)	14,073,642
103,647	Guardant Health, Inc.*	16,481,946
196,616	RadNet, Inc.*	14,907,425

		81,175,974

Hotels, Restaurants & Leisure – 7.7%
77,106	Brinker International, Inc.*	17,618,721
199,553	Cava Group, Inc.*	13,120,610
282,396	Dutch Bros, Inc., Class A*	13,797,869
92,218	Hyatt Hotels Corp., Class A	15,397,639
308,515	Life Time Group Holdings, Inc.*	12,963,800
88,291	Texas Roadhouse, Inc.	17,269,720

		90,168,359

Household Durables – 1.6%
100,537	SharkNinja, Inc.*	19,352,367

IT Services – 4.1%
68,152	Akamai Technologies, Inc.*	7,402,670
102,568	DigitalOcean Holdings, Inc.*	11,353,252
32,763	MongoDB, Inc.*	14,853,761
83,811	Okta, Inc.*	14,502,655

		48,112,338

Life Sciences Tools & Services – 0.8%
51,225	Repligen Corp.*	9,270,700

Machinery – 7.7%
58,545	Enpro, Inc.	17,342,200

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Machinery – (continued)
26,409	ESCO Technologies, Inc.	$7,210,449
104,136	Federal Signal Corp.	12,183,912
115,864	Franklin Electric Co., Inc.	11,596,828
29,095	Nordson Corp.	9,360,444
26,147	RBC Bearings, Inc.*	12,923,416
76,191	SPX Technologies, Inc.*	14,990,579
40,384	Timken Co. (The)	4,864,253

		90,472,081

Metals & Mining – 0.6%
29,585	Materion Corp.	6,984,427

Oil, Gas & Consumable Fuels – 0.3%
319,061	Uranium Energy Corp.*	3,905,307

Passenger Airlines – 0.4%
630,007	Joby Aviation, Inc.*	4,309,248

Pharmaceuticals – 0.9%
37,778	Ligand Pharmaceuticals, Inc.*	10,732,730

Professional Services – 1.0%
18,483	CACI International, Inc., Class A*	11,515,094

Semiconductors & Semiconductor Equipment – 7.3%
193,132	Lattice Semiconductor Corp.*	22,275,845
95,363	MACOM Technology Solutions Holdings, Inc.*	25,159,620
73,727	Onto Innovation, Inc.*	19,700,592
31,958	SiTime Corp.*	18,069,692

		85,205,749

Software – 10.4%
75,945	Atlassian Corp., Class A*	14,746,241
317,788	Dynatrace, Inc.*	17,348,047
64,819	Guidewire Software, Inc.*	13,271,690
168,092	JFrog Ltd.*	16,820,966
191,145	Nutanix, Inc., Class A*	13,106,813
213,105	Procore Technologies, Inc.*	13,365,945
139,116	Rubrik, Inc., Class A*	12,943,353
249,231	Samsara, Inc., Class A*	10,181,086
104,270	ServiceTitan, Inc., Class A*	10,222,631

		122,006,772

Specialty Retail – 1.6%
66,877	Boot Barn Holdings, Inc.*	10,073,683
101,788	Victoria’s Secret & Co.*	8,693,713

		18,767,396

Technology Hardware, Storage & Peripherals – 1.3%
166,995	Everpure, Inc., Class A*	15,522,185

Textiles, Apparel & Luxury Goods – 1.9%
439,468	Amer Sports, Inc. (Finland)*	13,425,747
27,475	Ralph Lauren Corp.	9,531,078

		22,956,825

Trading Companies & Distributors – 0.7%
24,921	Applied Industrial Technologies, Inc.	8,073,906

TOTAL COMMON STOCKS (Cost $934,667,935)		1,157,143,655

Shares	Dividend Rate	Value

Investment Company – 1.8%(b)
Goldman Sachs Central Government Fund - Institutional Shares
21,494,090	3.779%(c)	$21,494,090
(Cost $21,494,090)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $956,162,025)		1,178,637,745

Securities Lending Reinvestment Vehicle – 0.2%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,078,046	3.585%(c)	2,078,046
(Cost $2,078,046)

TOTAL INVESTMENTS – 100.5% (Cost $958,240,071)		$1,180,715,791

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(6,301,789)

NET ASSETS – 100.0%		$1,174,414,002

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.
(c)	Represents 1-day yield at August 31, 2026.

Investment Abbreviations:
PLC	—Public Limited Company

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities August 31, 2026

	Large Cap Equity Fund	Mid Cap Growth Fund	Small Cap Growth Fund

Assets:

Investments in unaffiliated issuers, at value (cost $789,843,796, $742,518,784 and $363,764,612, respectively)(a)	$1,563,247,559	$918,794,913	$465,189,091
Investments in affiliated issuers, at value (cost $10,908,232, $7,807,820 and $6,399,596, respectively)	10,908,232	7,807,820	6,399,596
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	—	5,571,087
Cash	988,927	564,094	49,901
Receivables:
Dividends	1,214,740	275,720	46,156
Fund shares sold	51,765	285,161	121,425
Reimbursement from investment adviser	45,601	32,673	18,867
Securities lending income	1,133	—	9,433
Foreign tax reclaims	775	—	—
Investments sold	—	14,862,374	—
Other assets	58,343	48,950	16,221

Total assets	1,576,517,075	942,671,705	477,421,777

Liabilities:

Payables:
Management fees	445,021	319,217	169,821
Fund shares redeemed	423,741	486,625	705,156
Distribution and Service fees and Transfer Agency fees	168,683	63,653	13,339
Accrued printing and mailing costs	93,324	70,490	14,607
Custody, accounting and administrative services	80,961	73,634	24,852
Income distribution	1,317	—	—
Payable upon return of securities loaned	—	—	5,571,087
Investments purchased	—	5,952,077	1,912,248
Accrued expenses	66,602	68,755	62,537

Total liabilities	1,279,649	7,034,451	8,473,647

Net Assets:

Paid-in capital	755,372,194	662,256,389	333,014,003
Total distributable earnings	819,865,232	273,380,865	135,934,127

NET ASSETS	$1,575,237,426	$935,637,254	$468,948,130

Net Assets:
Class A	$1,073,029,228	$212,592,153	$4,867,091
Class C	17,400,905	8,940,793	2,468,079
Institutional	228,320,966	299,039,769	246,364,806
Service	230,423	19,072,864	—
Investor	26,415,675	83,605,825	151,016,214
Class R6	13,335,417	240,431,437	45,427,803
Class R	10,427,826	30,642,616	—
Class P	206,076,986	41,311,797	18,804,137
Total Net Assets	$1,575,237,426	$935,637,254	$468,948,130
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	28,518,240	18,542,477	240,033
Class C	1,353,290	429,479	128,049
Institutional	4,813,966	13,450,615	11,872,006
Service	6,729	2,211,150	—
Investor	674,332	5,710,190	7,317,070
Class R6	281,301	10,783,251	2,188,858
Class R	308,874	3,560,732	—
Class P	4,354,789	1,851,489	906,092
Net asset value, offering and redemption price per share:(b)
Class A	$37.63	$11.47	$20.28
Class C	12.86	20.82	19.27
Institutional	47.43	22.23	20.75
Service	34.24	8.63	—
Investor	39.17	14.64	20.64
Class R6	47.41	22.30	20.75
Class R	33.76	8.61	—
Class P	47.32	22.31	20.75

(a)	Includes loaned securities having a market value of $–, $– and $5,458,481 for Large Cap Equity Fund, Mid Cap Growth Fund and Small Cap Growth Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the Large Cap Equity Fund, Mid Cap Growth Fund and Small Cap Growth Fund is $39.82, $12.14 and $21.46, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities (continued) August 31, 2026

	Small/Mid Cap Equity Fund	Small/Mid Cap Growth Fund

Assets:

Investments in unaffiliated issuers, at value (cost $117,938,567 and $934,667,935, respectively)(a)	$148,084,884	$1,157,143,655
Investments in affiliated issuers, at value (cost $2,751,789 and $21,494,090, respectively)	2,751,789	21,494,090
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	2,078,046
Cash	507,403	512,710
Receivables:
Fund shares sold	62,457	144,172
Dividends	34,920	89,161
Reimbursement from investment adviser	18,611	11,457
Securities lending income	—	5,112
Other assets	35,763	52,229

Total assets	151,495,827	1,181,530,632

Liabilities:

Payables:
Accrued professional fees	56,784	55,734
Management fees	51,131	424,885
Accrued printing and mailing costs	17,439	88,219
Custody, accounting and administrative services	13,596	106,100
Fund shares redeemed	4,877	304,615
Distribution and Service fees and Transfer Agency fees	2,728	59,980
Payable upon return of securities loaned	—	2,078,046
Investments purchased	—	3,985,399
Accrued expenses	7,643	13,652

Total liabilities	154,198	7,116,630

Net Assets:

Paid-in capital	103,191,533	751,100,269
Total distributable earnings	48,150,096	423,313,733

NET ASSETS	$151,341,629	$1,174,414,002

Net Assets:
Class A	$2,623,912	$211,234,157
Class C	466,080	15,087,056
Institutional	14,924,387	412,281,083
Service	—	646,972
Investor	3,816,427	159,110,621
Class R6	33,393,460	71,844,339
Class R	71,086	6,202,000
Class P	96,046,277	298,007,774
Total Net Assets	$151,341,629	$1,174,414,002
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	138,165	10,036,497
Class C	26,019	1,149,975
Institutional	768,250	16,331,882
Service	—	33,330
Investor	198,040	6,780,996
Class R6	1,720,458	2,840,289
Class R	3,768	329,799
Class P	4,951,913	11,778,282
Net asset value, offering and redemption price per share:(b)
Class A	$18.99	$21.05
Class C	17.91	13.12
Institutional	19.43	25.24
Service	—	19.41
Investor	19.27	23.46
Class R6	19.41	25.29
Class R	18.87	18.81
Class P	19.40	25.30

(a)	Includes loaned securities having a market value of $– and $2,159,997 for Small/Mid Cap Equity Fund and Small/Mid Cap Growth Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the Small/Mid Cap Equity Fund and Small/Mid Cap Growth Fund is $20.10 and $22.28, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations For the Fiscal Year Ended August 31, 2026

	Large Cap Equity Fund	Mid Cap Growth Fund	Small Cap Growth Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $20,588, $– and $–, respectively)	$13,541,316	$3,449,024	$972,680

Dividends — affiliated issuers	242,865	563,971	243,722

Securities lending income, net of rebates received or paid to borrowers	23,849	41,319	86,018

Total Investment Income	13,808,030	4,054,314	1,302,420

Expenses:

Management fees	10,284,509	8,958,670	3,607,432

Distribution and/or Service (12b-1) fees(a)	2,754,050	815,981	24,017

Transfer Agency fees(a)	1,769,270	766,600	345,810

Printing and mailing costs	189,158	124,633	49,614

Custody, accounting and administrative services	155,739	112,686	69,685

Professional fees	132,856	136,865	130,054

Registration fees	120,723	104,214	113,752

Service fees — Class C	44,802	22,095	4,659

Trustee fees	29,768	28,844	27,805

Shareholder Administration fees — Service Shares	570	53,274	—

Other	40,941	24,295	23,869

Total expenses	15,522,386	11,148,157	4,396,697

Less — expense reductions	(1,664,592)	(1,800,679)	(401,837)

Net expenses	13,857,794	9,347,478	3,994,860

NET INVESTMENT LOSS	(49,764)	(5,293,164)	(2,692,440)

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	106,188,883	119,053,310	50,762,009

Foreign currency transactions	(828)	(1,615)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	144,034,984	(38,454,752)	49,511,062

Net realized and unrealized gain	250,223,039	80,596,943	100,273,071

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$250,173,275	$75,303,779	$97,580,631

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Large Cap Equity Fund	$2,568,547	$134,406	$570	$50,527	$1,541,136	$26,881	$84,817	$91	$40,288	$4,018	$15,158	$56,881
Mid Cap Growth Fund	539,907	66,286	53,274	156,514	323,945	13,257	120,572	8,524	168,590	72,056	46,954	12,702
Small Cap Growth Fund	10,040	13,977	–	–	6,024	2,795	85,631	–	237,532	8,899	–	4,929

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations (continued) For the Fiscal Year Ended August 31, 2026

	Small/Mid Cap Equity Fund	Small/Mid Cap Growth Fund

Investment income:

Dividends — unaffiliated issuers	$1,307,286	$4,343,221

Dividends — affiliated issuers	42,563	484,366

Securities lending income, net of rebates received or paid to borrowers	922	17,631

Total Investment Income	1,350,771	4,845,218

Expenses:

Management fees	1,156,941	10,774,630

Professional fees	170,397	131,984

Registration fees	98,127	103,732

Transfer Agency fees(a)	53,498	936,334

Custody, accounting and administrative services	41,827	152,790

Printing and mailing costs	34,821	152,633

Trustee fees	27,310	29,270

Distribution and/or Service (12b-1) fees(a)	10,147	686,626

Service fees — Class C	1,152	41,919

Service fees — Service	—	4,028

Other	13,914	54,596

Total expenses	1,608,134	13,068,542

Less — expense reductions	(383,876)	(249,884)

Net expenses	1,224,258	12,818,658

NET INVESTMENT INCOME (LOSS)	126,513	(7,973,440)

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	20,359,916	300,570,430

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	6,111,558	(65,267,200)

Net realized and unrealized gain	26,471,474	235,303,230

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,597,987	$227,329,790

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Small/Mid Cap Equity Fund	$6,359	$3,455	$333	$3,815	$691	$6,279	$–	$6,074	$8,400	$100	$28,139
Small/Mid Cap Growth Fund	529,374	125,758	31,494	317,626	25,152	185,635	322	284,731	26,578	9,448	86,842

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets

	Large Cap Equity Fund		Mid Cap Growth Fund
	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income (loss)	$(49,764)	$2,960,556	$(5,293,164)	$(3,084,185)

Net realized gain	106,188,055	122,968,484	119,051,695	167,440,803

Net change in unrealized gain (loss)	144,034,984	74,672,930	(38,454,752)	41,423,658

Net increase in net assets resulting from operations	250,173,275	200,601,970	75,303,779	205,780,276

Distributions to shareholders:

From distributable earnings:

Class A Shares	(110,999,792)	(111,397,266)	(45,714,833)	(31,621,975)

Class C Shares	(4,885,975)	(4,918,022)	(1,118,865)	(849,304)

Institutional Shares	(19,445,781)	(13,667,589)	(35,698,108)	(25,038,293)

Service Shares	(26,219)	(101,880)	(6,057,295)	(3,806,977)

Investor Shares	(3,086,160)	(6,342,017)	(21,347,660)	(12,134,205)

Class R6 Shares	(1,284,975)	(1,331,534)	(29,201,930)	(18,054,905)

Class R Shares	(1,164,404)	(1,322,424)	(8,264,354)	(5,597,392)

Class P Shares	(16,943,084)	(15,609,860)	(5,278,330)	(3,641,014)

Total distributions to shareholders	(157,836,390)	(154,690,592)	(152,681,375)	(100,744,065)

From share transactions:

Proceeds from sales of shares	139,960,956	59,102,972	158,135,388	182,933,340

Reinvestment of distributions	151,671,248	147,901,145	142,934,875	94,851,333

Cost of shares redeemed	(206,101,092)	(187,324,232)	(306,833,675)	(259,755,250)

Net increase (decrease) in net assets resulting from share transactions	85,531,112	19,679,885	(5,763,412)	18,029,423

TOTAL INCREASE (DECREASE)	177,867,997	65,591,263	(83,141,008)	123,065,634

Net Assets:

Beginning of year	$1,397,369,429	$1,331,778,166	$1,018,778,262	$895,712,628

End of year	$1,575,237,426	$1,397,369,429	$935,637,254	$1,018,778,262

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Growth Fund		Small/Mid Cap Equity Fund
	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income (loss)	$(2,692,440)	$(1,138,120)	$126,513	$970,959

Net realized gain (loss)	50,762,009	(8,141,597)	20,359,916	8,155,929

Net change in unrealized gain (loss)	49,511,062	28,760,576	6,111,558	(6,587,609)

Net increase in net assets resulting from operations	97,580,631	19,480,859	26,597,987	2,539,279

Distributions to shareholders:

From distributable earnings:

Class A Shares	–	–	(137,071)	(45,131)

Class C Shares	–	–	(25,589)	(7,756)

Institutional Shares	–	–	(863,781)	(386,678)

Investor Shares	–	–	(215,485)	(106,671)

Class R6 Shares	–	–	(1,338,272)	(599,514)

Class R Shares	–	–	(5,073)	(1,679)

Class P Shares	–	–	(4,780,610)	(2,055,339)

Total distributions to shareholders	–	–	(7,365,881)	(3,202,768)

From share transactions:

Proceeds from sales of shares	132,774,177	293,372,263	16,823,422	28,849,212

Reinvestment of distributions	–	–	7,365,548	3,202,641

Cost of shares redeemed	(122,288,533)	(85,784,884)	(34,717,900)	(43,926,929)

Net increase (decrease) in net assets resulting from share transactions	10,485,644	207,587,379	(10,528,930)	(11,875,076)

TOTAL INCREASE (DECREASE)	108,066,275	227,068,238	8,703,176	(12,538,565)

Net Assets:

Beginning of year	$360,881,855	$133,813,617	$142,638,453	$155,177,018

End of year	$468,948,130	$360,881,855	$151,341,629	$142,638,453

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Small/Mid Cap Growth Fund
	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment loss	$(7,973,440)	$(9,318,653)

Net realized gain	300,570,430	126,901,274

Net change in unrealized loss	(65,267,200)	(139,513,570)

Net increase (decrease) in net assets resulting from operations	227,329,790	(21,930,949)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(33,451,819)	(967,308)

Class C Shares	(4,141,905)	(150,950)

Institutional Shares	(63,326,110)	(2,303,826)

Service Shares	(158,256)	(5,907)

Investor Shares	(28,283,284)	(1,034,443)

Class R6 Shares	(10,797,560)	(463,579)

Class R Shares	(1,080,076)	(30,637)

Class P Shares	(37,351,901)	(1,120,968)

Total distributions to shareholders	(178,590,911)	(6,077,618)

From share transactions:

Proceeds from sales of shares	132,947,322	213,638,339

Reinvestment of distributions	161,883,051	5,599,277

Cost of shares redeemed	(620,283,545)	(544,170,985)

Net decrease in net assets resulting from share transactions	(325,453,172)	(324,933,369)

TOTAL DECREASE	(276,714,293)	(352,941,936)

Net Assets:

Beginning of year	$1,451,128,295	$1,804,070,231

End of year	$1,174,414,002	$1,451,128,295

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Equity Fund

	Class A Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$35.69	$34.59	$28.07	$26.18	$34.35

Net investment income (loss)(a)	(0.03)	0.05	0.11	0.09	0.04

Net realized and unrealized gain (loss)	6.01	5.21	6.55	3.87	(4.79)

Total from investment operations	5.98	5.26	6.66	3.96	(4.75)

Distributions to shareholders from net investment income	(0.01)	(0.12)	(0.11)	(0.08)	–

Distributions to shareholders from net realized gains	(4.03)	(4.04)	(0.03)	(1.99)	(3.42)

Total distributions	(4.04)	(4.16)	(0.14)	(2.07)	(3.42)

Net asset value, end of year	$37.63	$35.69	$34.59	$28.07	$26.18

Total Return(b)	18.10%	16.11%	23.80%	16.13%	(15.37)%

Net assets, end of year (in 000’s)	$1,073,029	$1,004,269	$941,875	$816,621	$756,801

Ratio of net expenses to average net assets	1.00%	1.00%	1.01%	1.04%	1.07%

Ratio of total expenses to average net assets	1.13%	1.14%	1.14%	1.17%	1.15%

Ratio of net investment income (loss) to average net assets	(0.08)%	0.15%	0.36%	0.35%	0.14%

Portfolio turnover rate(c)	46%	56%	57%	42%	63%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Equity Fund

	Class C Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$14.80	$16.67	$13.65	$13.81	$19.86

Net investment loss(a)	(0.11)	(0.09)	(0.06)	(0.05)	(0.10)

Net realized and unrealized gain (loss)	2.20	2.35	3.16	1.91	(2.53)

Total from investment operations	2.09	2.26	3.10	1.86	(2.63)

Distributions to shareholders from net investment income	–	(0.09)	(0.05)	(0.03)	–

Distributions to shareholders from net realized gains	(4.03)	(4.04)	(0.03)	(1.99)	(3.42)

Total distributions	(4.03)	(4.13)	(0.08)	(2.02)	(3.42)

Net asset value, end of year	$12.86	$14.80	$16.67	$13.65	$13.81

Total Return(b)	17.17%	15.27%	22.85%	15.32%	(16.04)%

Net assets, end of year (in 000’s)	$17,401	$18,384	$20,425	$16,921	$16,518

Ratio of net expenses to average net assets	1.75%	1.75%	1.76%	1.79%	1.82%

Ratio of total expenses to average net assets	1.88%	1.89%	1.89%	1.92%	1.90%

Ratio of net investment loss to average net assets	(0.83)%	(0.59)%	(0.39)%	(0.40)%	(0.61)%

Portfolio turnover rate(c)	46%	56%	57%	42%	63%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Equity Fund

	Institutional Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$43.97	$41.68	$33.78	$31.09	$40.01

Net investment income(a)	0.10	0.19	0.25	0.21	0.17

Net realized and unrealized gain (loss)	7.50	6.35	7.88	4.64	(5.67)

Total from investment operations	7.60	6.54	8.13	4.85	(5.50)

Distributions to shareholders from net investment income	(0.11)	(0.21)	(0.20)	(0.17)	–

Distributions to shareholders from net realized gains	(4.03)	(4.04)	(0.03)	(1.99)	(3.42)

Total distributions	(4.14)	(4.25)	(0.23)	(2.16)	(3.42)

Net asset value, end of year	$47.43	$43.97	$41.68	$33.78	$31.09

Total Return(b)	18.42%	16.49%	24.17%	16.54%	(15.08)%

Net assets, end of year (in 000’s)	$228,321	$146,210	$135,154	$104,217	$93,741

Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.71%	0.72%

Ratio of total expenses to average net assets	0.77%	0.78%	0.78%	0.80%	0.78%

Ratio of net investment income to average net assets	0.22%	0.45%	0.67%	0.69%	0.49%

Portfolio turnover rate(c)	46%	56%	57%	42%	63%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Equity Fund

	Service Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$32.88	$32.18	$26.13	$24.51	$32.41

Net investment income (loss)(a)	(0.08)	(0.01)	0.05	0.05	(0.03)

Net realized and unrealized gain (loss)	5.47	4.82	6.09	3.60	(4.45)

Total from investment operations	5.39	4.81	6.14	3.65	(4.48)

Distributions to shareholders from net investment income	–	(0.07)	(0.06)	(0.04)	–

Distributions to shareholders from net realized gains	(4.03)	(4.04)	(0.03)	(1.99)	(3.42)

Total distributions	(4.03)	(4.11)	(0.09)	(2.03)	(3.42)

Net asset value, end of year	$34.24	$32.88	$32.18	$26.13	$24.51

Total Return(b)	17.81%	15.87%	23.57%	15.99%	(15.50)%

Net assets, end of year (in 000’s)	$230	$646	$788	$960	$486

Ratio of net expenses to average net assets	1.20%	1.20%	1.20%	1.21%	1.23%

Ratio of total expenses to average net assets	1.27%	1.28%	1.28%	1.30%	1.28%

Ratio of net investment income (loss) to average net assets	(0.26)%	(0.04)%	0.17%	0.20%	(0.11)%

Portfolio turnover rate(c)	46%	56%	57%	42%	63%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Equity Fund

	Investor Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$36.98	$35.69	$28.96	$26.96	$35.18

Net investment income(a)	0.06	0.15	0.19	0.16	0.13

Net realized and unrealized gain (loss)	6.24	5.38	6.75	3.98	(4.93)

Total from investment operations	6.30	5.53	6.94	4.14	(4.80)

Distributions to shareholders from net investment income	(0.08)	(0.20)	(0.18)	(0.15)	–

Distributions to shareholders from net realized gains	(4.03)	(4.04)	(0.03)	(1.99)	(3.42)

Total distributions	(4.11)	(4.24)	(0.21)	(2.14)	(3.42)

Net asset value, end of year	$39.17	$36.98	$35.69	$28.96	$26.96

Total Return(b)	18.37%	16.40%	24.10%	16.43%	(15.16)%

Net assets, end of year (in 000’s)	$26,416	$30,108	$55,087	$40,556	$36,346

Ratio of net expenses to average net assets	0.75%	0.75%	0.76%	0.79%	0.81%

Ratio of total expenses to average net assets	0.88%	0.89%	0.89%	0.92%	0.90%

Ratio of net investment income to average net assets	0.17%	0.42%	0.61%	0.61%	0.44%

Portfolio turnover rate(c)	46%	56%	57%	42%	63%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Equity Fund

	Class R6 Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$43.94	$41.62	$33.72	$31.04	$39.96

Net investment income(a)	0.10	0.19	0.25	0.22	0.19

Net realized and unrealized gain (loss)	7.51	6.34	7.88	4.62	(5.69)

Total from investment operations	7.61	6.53	8.13	4.84	(5.50)

Distributions to shareholders from net investment income	(0.11)	(0.17)	(0.20)	(0.17)	–

Distributions to shareholders from net realized gains	(4.03)	(4.04)	(0.03)	(1.99)	(3.42)

Total distributions	(4.14)	(4.21)	(0.23)	(2.16)	(3.42)

Net asset value, end of year	$47.41	$43.94	$41.62	$33.72	$31.04

Total Return(b)	18.45%	16.47%	24.19%	16.55%	(15.07)%

Net assets, end of year (in 000’s)	$13,335	$13,576	$14,113	$88,467	$78,897

Ratio of net expenses to average net assets	0.69%	0.69%	0.69%	0.70%	0.70%

Ratio of total expenses to average net assets	0.76%	0.77%	0.76%	0.79%	0.77%

Ratio of net investment income to average net assets	0.23%	0.47%	0.68%	0.70%	0.56%

Portfolio turnover rate(c)	46%	56%	57%	42%	63%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Equity Fund

	Class R Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$32.48	$31.85	$25.86	$24.29	$32.19

Net investment income (loss)(a)	(0.11)	(0.03)	0.03	0.02	(0.03)

Net realized and unrealized gain (loss)	5.42	4.77	6.04	3.57	(4.45)

Total from investment operations	5.31	4.74	6.07	3.59	(4.48)

Distributions to shareholders from net investment income	–	(0.07)	(0.05)	(0.03)	–

Distributions to shareholders from net realized gains	(4.03)	(4.04)	(0.03)	(1.99)	(3.42)

Total distributions	(4.03)	(4.11)	(0.08)	(2.02)	(3.42)

Net asset value, end of year	$33.76	$32.48	$31.85	$25.86	$24.29

Total Return(b)	17.78%	15.81%	23.48%	15.85%	(15.58)%

Net assets, end of year (in 000’s)	$10,428	$10,388	$10,346	$8,577	$8,186

Ratio of net expenses to average net assets	1.25%	1.25%	1.26%	1.29%	1.32%

Ratio of total expenses to average net assets	1.38%	1.39%	1.39%	1.42%	1.40%

Ratio of net investment income (loss) to average net assets	(0.33)%	(0.09)%	0.11%	0.10%	(0.12)%

Portfolio turnover rate(c)	46%	56%	57%	42%	63%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Equity Fund

	Class P Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$43.87	$41.60	$33.71	$31.03	$39.94

Net investment income(a)	0.10	0.19	0.25	0.22	0.18

Net realized and unrealized gain (loss)	7.49	6.34	7.87	4.62	(5.67)

Total from investment operations	7.59	6.53	8.12	4.84	(5.49)

Distributions to shareholders from net investment income	(0.11)	(0.22)	(0.20)	(0.17)	–

Distributions to shareholders from net realized gains	(4.03)	(4.04)	(0.03)	(1.99)	(3.42)

Total distributions	(4.14)	(4.26)	(0.23)	(2.16)	(3.42)

Net asset value, end of year	$47.32	$43.87	$41.60	$33.71	$31.03

Total Return(b)	18.44%	16.48%	24.20%	16.56%	(15.08)%

Net assets, end of year (in 000’s)	$206,077	$173,788	$153,988	$120,003	$109,347

Ratio of net expenses to average net assets	0.69%	0.69%	0.69%	0.70%	0.71%

Ratio of total expenses to average net assets	0.76%	0.77%	0.77%	0.79%	0.77%

Ratio of net investment income to average net assets	0.23%	0.46%	0.68%	0.70%	0.50%

Portfolio turnover rate(c)	46%	56%	57%	42%	63%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Class A Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$13.39	$12.38	$10.84	$11.03	$18.20

Net investment loss(a)	(0.09)	(0.06)	(0.06)	(0.05)	(0.10)

Net realized and unrealized gain (loss)	0.97	2.99	1.60	0.86	(3.93)

Total from investment operations	0.88	2.93	1.54	0.81	(4.03)

Distributions to shareholders from net realized gains	(2.80)	(1.92)	–	(1.00)	(3.14)

Net asset value, end of year	$11.47	$13.39	$12.38	$10.84	$11.03

Total Return(b)	7.94%	24.11%	14.21%	7.76%	(25.93)%

Net assets, end of year (in 000’s)	$212,592	$232,496	$239,246	$244,602	$262,404

Ratio of net expenses to average net assets	1.15%	1.15%	1.15%	1.19%	1.24%

Ratio of total expenses to average net assets	1.37%	1.37%	1.37%	1.39%	1.37%

Ratio of net investment loss to average net assets	(0.74)%	(0.51)%	(0.50)%	(0.51)%	(0.73)%

Portfolio turnover rate(c)	110%	79%	63%	43%	50%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Class C Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data*

Net asset value, beginning of year	$22.21	$19.63	$17.31	$17.15	$102.96

Net investment loss(a)	(0.31)	(0.26)	(0.23)	(0.21)	(0.48)

Net realized and unrealized gain (loss)	1.72	4.76	2.55	1.37	(9.97)

Total from investment operations	1.41	4.50	2.32	1.16	(10.45)

Distributions to shareholders from net realized gains	(2.80)	(1.92)	–	(1.00)	(75.36)

Net asset value, end of year	$20.82	$22.21	$19.63	$17.31	$17.15

Total Return(b)	7.10%	23.15%	13.40%	7.00%	(26.40)%

Net assets, end of year (in 000’s)	$8,941	$9,442	$9,664	$10,235	$13,261

Ratio of net expenses to average net assets	1.90%	1.90%	1.90%	1.94%	1.99%

Ratio of total expenses to average net assets	2.12%	2.12%	2.12%	2.14%	2.12%

Ratio of net investment loss to average net assets	(1.49)%	(1.26)%	(1.25)%	(1.26)%	(1.48)%

Portfolio turnover rate(c)	110%	79%	63%	43%	50%

*	On June 10, 2022, the Fund’s Class C Shares affected a 24-for-1 reverse share split. All per share data prior to June 10, 2022 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Institutional Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$23.31	$20.32	$17.73	$17.37	$26.68

Net investment loss(a)	(0.10)	(0.05)	(0.04)	(0.03)	(0.08)

Net realized and unrealized gain (loss)	1.82	4.96	2.63	1.39	(6.09)

Total from investment operations	1.72	4.91	2.59	1.36	(6.17)

Distributions to shareholders from net realized gains	(2.80)	(1.92)	–	(1.00)	(3.14)

Net asset value, end of year	$22.23	$23.31	$20.32	$17.73	$17.37

Total Return(b)	8.18%	24.45%	14.61%	8.11%	(25.69)%

Net assets, end of year (in 000’s)	$299,040	$309,564	$264,134	$275,045	$313,137

Ratio of net expenses to average net assets	0.85%	0.85%	0.85%	0.87%	0.90%

Ratio of total expenses to average net assets	1.01%	1.01%	1.01%	1.02%	1.00%

Ratio of net investment loss to average net assets	(0.44)%	(0.21)%	(0.20)%	(0.20)%	(0.39)%

Portfolio turnover rate(c)	110%	79%	63%	43%	50%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Service Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$10.78	$10.29	$9.03	$9.36	$15.97

Net investment loss(a)	(0.08)	(0.07)	(0.07)	(0.06)	(0.10)

Net realized and unrealized gain (loss)	0.73	2.48	1.33	0.73	(3.37)

Total from investment operations	0.65	2.41	1.26	0.67	(3.47)

Distributions to shareholders from net realized gains	(2.80)	(1.92)	–	(1.00)	(3.14)

Net asset value, end of year	$8.63	$10.78	$10.29	$9.03	$9.36

Total Return(b)	7.70%	23.93%	13.95%	7.64%	(26.06)%

Net assets, end of year (in 000’s)	$19,073	$23,318	$22,649	$21,916	$21,107

Ratio of net expenses to average net assets	1.35%	1.35%	1.35%	1.37%	1.40%

Ratio of total expenses to average net assets	1.51%	1.51%	1.51%	1.52%	1.50%

Ratio of net investment loss to average net assets	(0.93)%	(0.71)%	(0.70)%	(0.70)%	(0.90)%

Portfolio turnover rate(c)	110%	79%	63%	43%	50%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Investor Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$16.30	$14.69	$12.83	$12.84	$20.61

Net investment loss(a)	(0.07)	(0.04)	(0.04)	(0.03)	(0.07)

Net realized and unrealized gain (loss)	1.21	3.57	1.90	1.02	(4.56)

Total from investment operations	1.14	3.53	1.86	0.99	(4.63)

Distributions to shareholders from net realized gains	(2.80)	(1.92)	–	(1.00)	(3.14)

Net asset value, end of year	$14.64	$16.30	$14.69	$12.83	$12.84

Total Return(b)	8.14%	24.42%	14.50%	8.09%	(25.79)%

Net assets, end of year (in 000’s)	$83,606	$115,989	$94,163	$69,632	$70,759

Ratio of net expenses to average net assets	0.90%	0.90%	0.90%	0.93%	0.99%

Ratio of total expenses to average net assets	1.12%	1.12%	1.12%	1.14%	1.12%

Ratio of net investment loss to average net assets	(0.47)%	(0.26)%	(0.26)%	(0.26)%	(0.48)%

Portfolio turnover rate(c)	110%	79%	63%	43%	50%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Class R6 Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$23.36	$20.36	$17.76	$17.40	$26.72

Net investment loss(a)	(0.09)	(0.04)	(0.04)	(0.03)	(0.08)

Net realized and unrealized gain (loss)	1.83	4.96	2.64	1.39	(6.10)

Total from investment operations	1.74	4.92	2.60	1.36	(6.18)

Distributions to shareholders from net realized gains	(2.80)	(1.92)	–	(1.00)	(3.14)

Net asset value, end of year	$22.30	$23.36	$20.36	$17.76	$17.40

Total Return(b)	8.26%	24.45%	14.64%	8.10%	(25.69)%

Net assets, end of year (in 000’s)	$240,431	$250,356	$195,528	$192,601	$199,472

Ratio of net expenses to average net assets	0.84%	0.84%	0.84%	0.86%	0.89%

Ratio of total expenses to average net assets	1.00%	1.00%	1.00%	1.01%	0.99%

Ratio of net investment loss to average net assets	(0.43)%	(0.20)%	(0.19)%	(0.18)%	(0.38)%

Portfolio turnover rate(c)	110%	79%	63%	43%	50%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Class R Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$10.76	$10.29	$9.03	$9.37	$15.99

Net investment loss(a)	(0.09)	(0.08)	(0.07)	(0.07)	(0.11)

Net realized and unrealized gain (loss)	0.74	2.47	1.33	0.73	(3.37)

Total from investment operations	0.65	2.39	1.26	0.66	(3.48)

Distributions to shareholders from net realized gains	(2.80)	(1.92)	–	(1.00)	(3.14)

Net asset value, end of year	$8.61	$10.76	$10.29	$9.03	$9.37

Total Return(b)	7.69%	23.72%	13.95%	7.53%	(26.10)%

Net assets, end of year (in 000’s)	$30,643	$32,778	$31,067	$31,403	$33,397

Ratio of net expenses to average net assets	1.40%	1.40%	1.40%	1.43%	1.49%

Ratio of total expenses to average net assets	1.62%	1.62%	1.62%	1.64%	1.62%

Ratio of net investment loss to average net assets	(0.99)%	(0.76)%	(0.75)%	(0.76)%	(0.98)%

Portfolio turnover rate(c)	110%	79%	63%	43%	50%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Class P Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$23.38	$20.37	$17.78	$17.41	$26.74

Net investment loss(a)	(0.09)	(0.04)	(0.04)	(0.03)	(0.08)

Net realized and unrealized gain (loss)	1.82	4.97	2.63	1.40	(6.11)

Total from investment operations	1.73	4.93	2.59	1.37	(6.19)

Distributions to shareholders from net realized gains	(2.80)	(1.92)	–	(1.00)	(3.14)

Net asset value, end of year	$22.31	$23.38	$20.37	$17.78	$17.41

Total Return(b)	8.21%	24.49%	14.57%	8.15%	(25.68)%

Net assets, end of year (in 000’s)	$41,312	$44,836	$39,261	$43,066	$50,932

Ratio of net expenses to average net assets	0.84%	0.84%	0.84%	0.86%	0.89%

Ratio of total expenses to average net assets	1.00%	1.00%	1.00%	1.01%	0.99%

Ratio of net investment loss to average net assets	(0.43)%	(0.19)%	(0.19)%	(0.19)%	(0.40)%

Portfolio turnover rate(c)	110%	79%	63%	43%	50%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Fund

	Class A Shares

	Year Ended August 31,

	2026	2025		2024		2023	2022

Per Share Data

Net asset value, beginning of year	$16.24	$14.83		$12.01		$11.16	$16.89

Net investment loss(a)	(0.17)	(0.11	)(b)	(0.09	)(c)	(0.10)	(0.10	)(d)

Net realized and unrealized gain (loss)	4.21	1.52		2.91		0.95	(4.04)

Total from investment operations	4.04	1.41		2.82		0.85	(4.14)

Distributions to shareholders from net realized gains	–	`–		–		–	(1.59)

Net asset value, end of year	$20.28	$16.24		$14.83		$12.01	$11.16

Total Return(e)	24.88%	9.51%		23.48%		7.62%	(26.55)%

Net assets, end of year (in 000’s)	$4,867	$3,129		$1,325		$561	$451

Ratio of net expenses to average net assets	1.22%	1.22%		1.22%		1.24%	1.28%

Ratio of total expenses to average net assets	1.35%	1.40%		1.68%		2.09%	2.16%

Ratio of net investment loss to average net assets	(0.92)%	(0.72)%		(0.70	)%(c)	(0.85)%	(0.74	)%(d)

Portfolio turnover rate(f)	119%	73%		69%		87%	81%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.11% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net assets value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Fund

	Class C Shares

	Year Ended August 31,

	2026	2025		2024		2023	2022

Per Share Data

Net asset value, beginning of year	$15.55	$14.31		$11.67		$10.93	$16.69

Net investment loss(a)	(0.30)	(0.21	)(b)	(0.19	)(c)	(0.17)	(0.20	)(d)

Net realized and unrealized gain (loss)	4.02	1.45		2.83		0.91	(3.97)

Total from investment operations	3.72	1.24		2.64		0.74	(4.17)

Distributions to shareholders from net realized gains	–	–		–		–	(1.59)

Net asset value, end of year	$19.27	$15.55		$14.31		$11.67	$10.93

Total Return(e)	23.92%	8.67%		22.62%		6.77%	(27.08)%

Net assets, end of year (in 000’s)	$2,468	$1,252		$551		$112	$72

Ratio of net expenses to average net assets	1.97%	1.97%		1.97%		2.00%	2.03%

Ratio of total expenses to average net assets	2.10%	2.15%		2.39%		2.84%	2.92%

Ratio of net investment loss to average net assets	(1.68)%	(1.48)%		(1.45	)%(c)	(1.58)%	(1.48	)%(d)

Portfolio turnover rate(f)	119%	73%		69%		87%	81%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.11% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net assets value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Fund

	Institutional Shares

	Year Ended August 31,

	2026	2025		2024		2023	2022

Per Share Data

Net asset value, beginning of year	$16.57	$15.09		$12.17		$11.28	$16.98

Net investment loss(a)	(0.11)	(0.06	)(b)	(0.05	)(c)	(0.06)	(0.04	)(d)

Net realized and unrealized gain (loss)	4.29	1.54		2.97		0.95	(4.07)

Total from investment operations	4.18	1.48		2.92		0.89	(4.11)

Distributions to shareholders from net realized gains	–	–		–		–	(1.59)

Net asset value, end of year	$20.75	$16.57		$15.09		$12.17	$11.28

Total Return(e)	25.23%	9.81%		23.99%		7.89%	(26.21)%

Net assets, end of year (in 000’s)	$246,365	$177,868		$27,220		$22,012	$18,661

Ratio of net expenses to average net assets	0.91%	0.91%		0.91%		0.91%	0.91%

Ratio of total expenses to average net assets	0.99%	1.03%		1.42%		1.73%	1.75%

Ratio of net investment loss to average net assets	(0.61)%	(0.38)%		(0.38	)%(c)	(0.49)%	(0.34	)%(d)

Portfolio turnover rate(f)	119%	73%		69%		87%	81%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.11% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net assets value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Fund

	Investor Shares

	Year Ended August 31,

	2026	2025		2024		2023	2022

Per Share Data

Net asset value, beginning of year	$16.49	$15.02		$12.13		$11.24	$16.96

Net investment loss(a)	(0.12)	(0.07	)(b)	(0.06	)(c)	(0.08)	(0.06	)(d)

Net realized and unrealized gain (loss)	4.27	1.54		2.95		0.97	(4.07)

Total from investment operations	4.15	1.47		2.89		0.89	(4.13)

Distributions to shareholders from net realized gains	–	–		–		–	(1.59)

Net asset value, end of year	$20.64	$16.49		$15.02		$12.13	$11.24

Total Return(e)	25.17%	9.79%		23.83%		7.92%	(26.37)%

Net assets, end of year (in 000’s)	$151,016	$155,057		$85,612		$5,116	$67

Ratio of net expenses to average net assets	0.97%	0.97%		0.97%		0.98%	1.03%

Ratio of total expenses to average net assets	1.10%	1.15%		1.29%		1.77%	1.90%

Ratio of net investment loss to average net assets	(0.65)%	(0.46)%		(0.42	)%(c)	(0.63)%	(0.48	)%(d)

Portfolio turnover rate(f)	119%	73%		69%		87%	81%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.11% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net assets value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Fund

	Class R6 Shares

	Year Ended August 31,

	2026	2025		2024		2023	2022

Per Share Data

Net asset value, beginning of year	$16.57	$15.09		$12.18		$11.28	$16.99

Net investment loss(a)	(0.12)	(0.06	)(b)	(0.05	)(c)	(0.06)	(0.05	)(d)

Net realized and unrealized gain (loss)	4.30	1.54		2.96		0.96	(4.07)

Total from investment operations	4.18	1.48		2.91		0.90	(4.12)

Distributions to shareholders from net realized gains	–	–		–		–	(1.59)

Net asset value, end of year	$20.75	$16.57		$15.09		$12.18	$11.28

Total Return(e)	25.23%	9.81%		23.89%		7.98%	(26.25)%

Net assets, end of year (in 000’s)	$45,428	$8,591		$105		$80	$68

Ratio of net expenses to average net assets	0.90%	0.90%		0.90%		0.90%	0.90%

Ratio of total expenses to average net assets	0.98%	1.03%		1.40%		1.72%	1.77%

Ratio of net investment loss to average net assets	(0.64)%	(0.39)%		(0.37	)%(c)	(0.49)%	(0.35	)%(d)

Portfolio turnover rate(f)	119%	73%		69%		87%	81%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.11% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net assets value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Fund

	Class P Shares

	Year Ended August 31,

	2026	2025		2024		2023	2022

Per Share Data

Net asset value, beginning of year	$16.56	$15.08		$12.17		$11.27	$16.98

Net investment loss(a)	(0.11)	(0.06	)(b)	(0.05	)(c)	(0.06)	(0.04	)(d)

Net realized and unrealized gain (loss)	4.30	1.54		2.96		0.96	(4.08)

Total from investment operations	4.19	1.48		2.91		0.90	(4.12)

Distributions to shareholders from net realized gains	–	–		–		–	(1.59)

Net asset value, end of year	$20.75	$16.56		$15.08		$12.17	$11.27

Total Return(e)	25.30%	9.81%		23.91%		7.99%	(26.27)%

Net assets, end of year (in 000’s)	$18,804	$14,985		$19,001		$12,859	$11,540

Ratio of net expenses to average net assets	0.90%	0.90%		0.90%		0.90%	0.90%

Ratio of total expenses to average net assets	0.98%	1.04%		1.39%		1.72%	1.75%

Ratio of net investment loss to average net assets	(0.60)%	(0.39)%		(0.37	)%(c)	(0.49)%	(0.35	)%(d)

Portfolio turnover rate(f)	119%	73%		69%		87%	81%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.11% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net assets value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Equity Fund

	Class A Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$16.70	$16.75	$14.37	$14.86	$17.26

Net investment income (loss)(a)	(0.04)	0.05	0.04	0.06	0.05

Net realized and unrealized gain (loss)	3.29	0.20	2.43	0.50	(1.48)

Total from investment operations	3.25	0.25	2.47	0.56	(1.43)

Distributions to shareholders from net investment income	–	(0.13)	(0.09)	(0.08)	(0.04)

Distributions to shareholders from net realized gains	(0.96)	(0.17)	–	(0.97)	(0.93)

Total distributions	(0.96)	(0.30)	(0.09)	(1.05)	(0.97)

Net asset value, end of year	$18.99	$16.70	$16.75	$14.37	$14.86

Total Return(b)	20.12%	1.50%	17.29%	4.03%	(8.91)%

Net assets, end of year (in 000’s)	$2,624	$2,432	$2,596	$2,279	$2,231

Ratio of net expenses to average net assets	1.17%	1.17%	1.18%	1.20%	1.21%

Ratio of total expenses to average net assets	1.47%	1.45%	1.44%	1.35%	1.34%

Ratio of net investment income (loss) to average net assets	(0.24)%	0.32%	0.28%	0.43%	0.33%

Portfolio turnover rate(c)	72%	100%	67%	56%	90%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Equity Fund

	Class C Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$15.92	$15.98	$13.73	$14.26	$16.68

Net investment loss(a)	(0.17)	(0.06)	(0.06)	(0.04)	(0.07)

Net realized and unrealized gain (loss)	3.12	0.18	2.31	0.48	(1.42)

Total from investment operations	2.95	0.12	2.25	0.44	(1.49)

Distributions to shareholders from net investment income	–	(0.01)	–	–	–

Distributions to shareholders from net realized gains	(0.96)	(0.17)	–	(0.97)	(0.93)

Total distributions	(0.96)	(0.18)	–	(0.97)	(0.93)

Net asset value, end of year	$17.91	$15.92	$15.98	$13.73	$14.26

Total Return(b)	19.19%	0.70%	16.46%	3.25%	(9.56)%

Net assets, end of year (in 000’s)	$466	$484	$680	$894	$997

Ratio of net expenses to average net assets	1.92%	1.92%	1.93%	1.95%	1.96%

Ratio of total expenses to average net assets	2.22%	2.20%	2.19%	2.10%	2.09%

Ratio of net investment loss to average net assets	(0.99)%	(0.37)%	(0.45)%	(0.32)%	(0.44)%

Portfolio turnover rate(c)	72%	100%	67%	56%	90%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Equity Fund

	Institutional Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$17.01	$17.05	$14.62	$15.11	$17.51

Net investment income(a)	0.02	0.14	0.10	0.11	0.12

Net realized and unrealized gain (loss)	3.36	0.18	2.47	0.50	(1.50)

Total from investment operations	3.38	0.32	2.57	0.61	(1.38)

Distributions to shareholders from net investment income	–	(0.19)	(0.14)	(0.13)	(0.09)

Distributions to shareholders from net realized gains	(0.96)	(0.17)	–	(0.97)	(0.93)

Total distributions	(0.96)	(0.36)	(0.14)	(1.10)	(1.02)

Net asset value, end of year	$19.43	$17.01	$17.05	$14.62	$15.11

Total Return(b)	20.53%	1.86%	17.72%	4.33%	(8.56)%

Net assets, end of year (in 000’s)	$14,924	$15,245	$23,681	$24,274	$23,900

Ratio of net expenses to average net assets	0.84%	0.84%	0.84%	0.84%	0.84%

Ratio of total expenses to average net assets	1.11%	1.09%	1.08%	0.99%	0.97%

Ratio of net investment income to average net assets	0.10%	0.87%	0.63%	0.79%	0.72%

Portfolio turnover rate(c)	72%	100%	67%	56%	90%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Equity Fund

	Investor Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$16.89	$16.94	$14.52	$15.00	$17.41

Net investment income(a)	– (b)	0.10	0.08	0.10	0.09

Net realized and unrealized gain (loss)	3.34	0.19	2.46	0.50	(1.49)

Total from investment operations	3.34	0.29	2.54	0.60	(1.40)

Distributions to shareholders from net investment income	–	(0.17)	(0.12)	(0.11)	(0.08)

Distributions to shareholders from net realized gains	(0.96)	(0.17)	–	(0.97)	(0.93)

Total distributions	(0.96)	(0.34)	(0.12)	(1.08)	(1.01)

Net asset value, end of year	$19.27	$16.89	$16.94	$14.52	$15.00

Total Return(c)	20.44%	1.72%	17.64%	4.28%	(8.68)%

Net assets, end of year (in 000’s)	$3,816	$4,484	$5,491	$9,219	$11,178

Ratio of net expenses to average net assets	0.92%	0.92%	0.93%	0.95%	0.96%

Ratio of total expenses to average net assets	1.22%	1.20%	1.18%	1.10%	1.08%

Ratio of net investment income to average net assets	0.02%	0.61%	0.53%	0.69%	0.55%

Portfolio turnover rate(d)	72%	100%	67%	56%	90%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Equity Fund

	Class R6 Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$16.99	$17.04	$14.61	$15.09	$17.50

Net investment income(a)	0.02	0.11	0.10	0.11	0.12

Net realized and unrealized gain (loss)	3.36	0.20	2.47	0.51	(1.51)

Total from investment operations	3.38	0.31	2.57	0.62	(1.39)

Distributions to shareholders from net investment income	–	(0.19)	(0.14)	(0.13)	(0.09)

Distributions to shareholders from net realized gains	(0.96)	(0.17)	–	(0.97)	(0.93)

Total distributions	(0.96)	(0.36)	(0.14)	(1.10)	(1.02)

Net asset value, end of year	$19.41	$16.99	$17.04	$14.61	$15.09

Total Return(b)	20.56%	1.82%	17.69%	4.41%	(8.56)%

Net assets, end of year (in 000’s)	$33,393	$23,653	$24,928	$91,082	$93,904

Ratio of net expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.83%

Ratio of total expenses to average net assets	1.10%	1.08%	1.06%	0.98%	0.96%

Ratio of net investment income to average net assets	0.09%	0.65%	0.66%	0.80%	0.70%

Portfolio turnover rate(c)	72%	100%	67%	56%	90%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Equity Fund

	Class R Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$16.64	$16.69	$14.32	$14.82	$17.21

Net investment income (loss)(a)	(0.08)	0.01	0.01	0.03	0.01

Net realized and unrealized gain (loss)	3.27	0.20	2.41	0.49	(1.47)

Total from investment operations	3.19	0.21	2.42	0.52	(1.46)

Distributions to shareholders from net investment income	–	(0.09)	(0.05)	(0.05)	–

Distributions to shareholders from net realized gains	(0.96)	(0.17)	–	(0.97)	(0.93)

Total distributions	(0.96)	(0.26)	(0.05)	(1.02)	(0.93)

Net asset value, end of year	$18.87	$16.64	$16.69	$14.32	$14.82

Total Return(b)	19.82%	1.27%	16.97%	3.75%	(9.07)%

Net assets, end of year (in 000’s)	$71	$43	$105	$107	$105

Ratio of net expenses to average net assets	1.42%	1.42%	1.43%	1.45%	1.45%

Ratio of total expenses to average net assets	1.72%	1.69%	1.69%	1.60%	1.58%

Ratio of net investment income (loss) to average net assets	(0.43)%	0.09%	0.04%	0.18%	0.07%

Portfolio turnover rate(c)	72%	100%	67%	56%	90%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Equity Fund

	Class P Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$16.98	$17.03	$14.60	$15.09	$17.49

Net investment income(a)	0.02	0.11	0.10	0.11	0.12

Net realized and unrealized gain (loss)	3.36	0.20	2.47	0.50	(1.50)

Total from investment operations	3.38	0.31	2.57	0.61	(1.38)

Distributions to shareholders from net investment income	–	(0.19)	(0.14)	(0.13)	(0.09)

Distributions to shareholders from net realized gains	(0.96)	(0.17)	–	(0.97)	(0.93)

Total distributions	(0.96)	(0.36)	(0.14)	(1.10)	(1.02)

Net asset value, end of year	$19.40	$16.98	$17.03	$14.60	$15.09

Total Return(b)	20.57%	1.82%	17.76%	4.34%	(8.51)%

Net assets, end of year (in 000’s)	$96,046	$96,298	$97,695	$93,063	$97,396

Ratio of net expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.83%

Ratio of total expenses to average net assets	1.10%	1.08%	1.07%	0.98%	0.96%

Ratio of net investment income to average net assets	0.10%	0.65%	0.63%	0.80%	0.70%

Portfolio turnover rate(c)	72%	100%	67%	56%	90%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Class A Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$20.85	$21.09	$18.04	$17.06	$28.31

Net investment loss(a)	(0.18)	(0.17)	(0.14)	(0.12)	(0.17)

Net realized and unrealized gain (loss)	3.81	0.01	3.19	1.10	(7.31)

Total from investment operations	3.63	(0.16)	3.05	0.98	(7.48)

Distributions to shareholders from net realized gains	(3.43)	(0.08)	–	–	(3.74)

Distributions to shareholders from return of capital	–	–	–	–	(0.03)

Total distributions	(3.43)	(0.08)	–	–	(3.77)

Net asset value, end of year	$21.05	$20.85	$21.09	$18.04	$17.06

Total Return(b)	19.31%	(0.78)%	16.91%	5.74%	(29.64)%

Net assets, end of year (in 000’s)	$211,234	$214,352	$260,222	$255,118	$276,714

Ratio of net expenses to average net assets	1.25%	1.25%	1.24%	1.26%	1.22%

Ratio of total expenses to average net assets	1.30%	1.29%	1.28%	1.30%	1.27%

Ratio of net investment loss to average net assets	(0.87)%	(0.82)%	(0.72)%	(0.70)%	(0.79)%

Portfolio turnover rate(c)	117%	105%	69%	62%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Class C Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$14.29	$14.59	$12.57	$11.98	$21.23

Net investment loss(a)	(0.21)	(0.22)	(0.19)	(0.18)	(0.24)

Net realized and unrealized gain (loss)	2.47	–	2.21	0.77	(5.24)

Total from investment operations	2.26	(0.22)	2.02	0.59	(5.48)

Distributions to shareholders from net realized gains	(3.43)	(0.08)	–	–	(3.74)

Distributions to shareholders from return of capital	–	–	–	–	(0.03)

Total distributions	(3.43)	(0.08)	–	–	(3.77)

Net asset value, end of year	$13.12	$14.29	$14.59	$12.57	$11.98

Total Return(b)	18.44%	(1.54)%	16.07%	4.92%	(30.18)%

Net assets, end of year (in 000’s)	$15,087	$19,309	$29,348	$59,508	$76,089

Ratio of net expenses to average net assets	2.00%	2.00%	1.99%	2.01%	1.97%

Ratio of total expenses to average net assets	2.05%	2.04%	2.04%	2.05%	2.02%

Ratio of net investment loss to average net assets	(1.62)%	(1.57)%	(1.46)%	(1.45)%	(1.54)%

Portfolio turnover rate(c)	117%	105%	69%	62%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Institutional Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$24.30	$24.48	$20.88	$19.68	$31.94

Net investment loss(a)	(0.13)	(0.12)	(0.09)	(0.07)	(0.11)

Net realized and unrealized gain (loss)	4.50	0.02	3.69	1.27	(8.38)

Total from investment operations	4.37	(0.10)	3.60	1.20	(8.49)

Distributions to shareholders from net realized gains	(3.43)	(0.08)	–	–	(3.74)

Distributions to shareholders from return of capital	–	–	–	–	(0.03)

Total distributions	(3.43)	(0.08)	–	–	(3.77)

Net asset value, end of year	$25.24	$24.30	$24.48	$20.88	$19.68

Total Return(b)	19.65%	(0.42)%	17.24%	6.10%	(29.42)%

Net assets, end of year (in 000’s)	$412,281	$577,644	$739,233	$759,588	$824,359

Ratio of net expenses to average net assets	0.93%	0.93%	0.92%	0.93%	0.90%

Ratio of total expenses to average net assets	0.94%	0.93%	0.92%	0.93%	0.90%

Ratio of net investment loss to average net assets	(0.55)%	(0.50)%	(0.40)%	(0.37)%	(0.47)%

Portfolio turnover rate(c)	117%	105%	69%	62%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Service Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$19.51	$19.77	$16.94	$16.05	$26.92

Net investment loss(a)	(0.20)	(0.19)	(0.16)	(0.14)	(0.27)

Net realized and unrealized gain (loss)	3.53	0.01	2.99	1.03	(6.83)

Total from investment operations	3.33	(0.18)	2.83	0.89	(7.10)

Distributions to shareholders from net realized gains	(3.43)	(0.08)	–	–	(3.74)

Distributions to shareholders from return of capital	–	–	–	–	(0.03)

Total distributions	(3.43)	(0.08)	–	–	(3.77)

Net asset value, end of year	$19.41	$19.51	$19.77	$16.94	$16.05

Total Return(b)	19.07%	(0.93)%	16.71%	5.55%	(29.78)%

Net assets, end of year (in 000’s)	$647	$902	$1,427	$1,206	$1,267

Ratio of net expenses to average net assets	1.43%	1.43%	1.42%	1.43%	1.39%

Ratio of total expenses to average net assets	1.44%	1.43%	1.42%	1.43%	1.39%

Ratio of net investment loss to average net assets	(1.05)%	(1.00)%	(0.90)%	(0.87)%	(1.10)%

Portfolio turnover rate(c)	117%	105%	69%	62%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Investor Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$22.82	$23.02	$19.64	$18.53	$30.33

Net investment loss(a)	(0.14)	(0.13)	(0.10)	(0.09)	(0.13)

Net realized and unrealized gain (loss)	4.21	0.01	3.48	1.20	(7.90)

Total from investment operations	4.07	(0.12)	3.38	1.11	(8.03)

Distributions to shareholders from net realized gains	(3.43)	(0.08)	–	–	(3.74)

Distributions to shareholders from return of capital	–	–	–	–	(0.03)

Total distributions	(3.43)	(0.08)	–	–	(3.77)

Net asset value, end of year	$23.46	$22.82	$23.02	$19.64	$18.53

Total Return(b)	19.60%	(0.54)%	17.21%	5.99%	(29.47)%

Net assets, end of year (in 000’s)	$159,111	$218,478	$300,627	$344,304	$428,149

Ratio of net expenses to average net assets	1.00%	1.00%	0.99%	1.01%	0.97%

Ratio of total expenses to average net assets	1.05%	1.04%	1.03%	1.05%	1.02%

Ratio of net investment loss to average net assets	(0.62)%	(0.57)%	(0.47)%	(0.45)%	(0.55)%

Portfolio turnover rate(c)	117%	105%	69%	62%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Class R6 Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$24.34	$24.52	$20.91	$19.71	$31.98

Net investment loss(a)	(0.13)	(0.12)	(0.09)	(0.07)	(0.10)

Net realized and unrealized gain (loss)	4.51	0.02	3.70	1.27	(8.40)

Total from investment operations	4.38	(0.10)	3.61	1.20	(8.50)

Distributions to shareholders from net realized gains	(3.43)	(0.08)	–	–	(3.74)

Distributions to shareholders from return of capital	–	–	–	–	(0.03)

Total distributions	(3.43)	(0.08)	–	–	(3.77)

Net asset value, end of year	$25.29	$24.34	$24.52	$20.91	$19.71

Total Return(b)	19.70%	(0.42)%	17.26%	6.09%	(29.41)%

Net assets, end of year (in 000’s)	$71,844	$108,706	$135,738	$150,699	$156,599

Ratio of net expenses to average net assets	0.92%	0.92%	0.91%	0.92%	0.89%

Ratio of total expenses to average net assets	0.93%	0.92%	0.91%	0.92%	0.89%

Ratio of net investment loss to average net assets	(0.54)%	(0.49)%	(0.39)%	(0.36)%	(0.43)%

Portfolio turnover rate(c)	117%	105%	69%	62%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Class R Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$19.01	$19.28	$16.54	$15.68	$26.41

Net investment loss(a)	(0.20)	(0.20)	(0.17)	(0.15)	(0.20)

Net realized and unrealized gain (loss)	3.43	0.01	2.91	1.01	(6.76)

Total from investment operations	3.23	(0.19)	2.74	0.86	(6.96)

Distributions to shareholders from net realized gains	(3.43)	(0.08)	–	–	(3.74)

Distributions to shareholders from return of capital	–	–	–	–	(0.03)

Total distributions	(3.43)	(0.08)	–	–	(3.77)

Net asset value, end of year	$18.81	$19.01	$19.28	$16.54	$15.68

Total Return(b)	19.05%	(1.01)%	16.57%	5.48%	(29.82)%

Net assets, end of year (in 000’s)	$6,202	$6,324	$7,378	$8,576	$9,301

Ratio of net expenses to average net assets	1.50%	1.50%	1.49%	1.51%	1.47%

Ratio of total expenses to average net assets	1.55%	1.54%	1.53%	1.55%	1.52%

Ratio of net investment loss to average net assets	(1.12)%	(1.07)%	(0.97)%	(0.95)%	(1.04)%

Portfolio turnover rate(c)	117%	105%	69%	62%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Class P Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$24.34	$24.53	$20.91	$19.71	$31.98

Net investment loss(a)	(0.13)	(0.12)	(0.09)	(0.07)	(0.11)

Net realized and unrealized gain (loss)	4.52	0.01	3.71	1.27	(8.39)

Total from investment operations	4.39	(0.11)	3.62	1.20	(8.50)

Distributions to shareholders from net realized gains	(3.43)	(0.08)	–	–	(3.74)

Distributions to shareholders from return of capital	–	–	–	–	(0.03)

Total distributions	(3.43)	(0.08)	–	–	(3.77)

Net asset value, end of year	$25.30	$24.34	$24.53	$20.91	$19.71

Total Return(b)	19.70%	(0.46)%	17.31%	6.09%	(29.41)%

Net assets, end of year (in 000’s)	$298,008	$305,413	$330,098	$323,206	$345,549

Ratio of net expenses to average net assets	0.92%	0.92%	0.91%	0.92%	0.89%

Ratio of total expenses to average net assets	0.93%	0.92%	0.91%	0.92%	0.89%

Ratio of net investment loss to average net assets	(0.54)%	(0.49)%	(0.39)%	(0.36)%	(0.46)%

Portfolio turnover rate(c)	117%	105%	69%	62%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements August 31, 2026

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Large Cap Equity Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Mid Cap Growth Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Small Cap Growth Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs Small/Mid Cap Equity Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Small/Mid Cap Growth Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser (“Investment Adviser”) to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne

59

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) August 31, 2026

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectuses. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within the Funds’ financial statements.

G. Income Tax Disclosure — The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-09, Income Taxes (Topic 740)— Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

60

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds – Investments in Underlying Money Market Funds are valued at the NAV per share on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statements at SEC.gov.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

61

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) August 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of August 31, 2026:

Large Cap Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$6,195,744	$—	$—

Europe	12,825,229	—	—

North America	1,544,226,586	—	—

Investment Company	10,908,232	—	—

Total	$1,574,155,791	$—	$—

Mid Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$15,896,946	$—	$—

North America	889,489,992	—	—

Oceania	13,407,975	—	—

Investment Company	7,807,820	—	—

Total	$926,602,733	$—	$—

Small Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$7,747,098	$—	$—

Europe	3,671,032	—	—

North America	453,765,089	—	5,872

Investment Company	6,399,596	—	—

Securities Lending Reinvestment Vehicle	5,571,087	—	—

Total	$477,153,902	$—	$5,872

Small/Mid Cap Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$775,301	$—	$—

Europe	3,652,724	—	—

North America	143,652,382	—	4,477

Investment Company	2,751,789	—	—

Total	$150,832,196	$—	$4,477

62

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Small/Mid Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$23,407,158	$—	$—

North America	1,133,736,497	—	—

Investment Company	21,494,090	—	—

Securities Lending Reinvestment Vehicle	2,078,046	—	—

Total	$1,180,715,791	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country or continent noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the fiscal year ended August 31, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate

Large Cap Equity Fund	0.71%	0.64%	0.61%	0.61%	0.61%	0.69%	0.66%*

Mid Cap Growth Fund	0.92	0.92	0.83	0.79	0.77	0.92	0.81*

Small Cap Growth Fund	0.85	0.85	0.77	0.73	0.71	0.85	0.85

Small/Mid Cap Equity Fund	0.80	0.80	0.72	0.68	0.67	0.80	0.80

Small/Mid Cap Growth Fund	0.85	0.85	0.77	0.73	0.71	0.85	0.85

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.66% as an annual percentage of the Large Cap Equity Fund and 0.81% as an annual percentage rate of the Mid Cap Growth Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2026.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”) and Goldman Sachs Central Government Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the fiscal year ended August 31, 2026, the management fee waived by GSAM for each Fund was as follows:

63

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) August 31, 2026

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Management Fee Waived

Large Cap Equity Fund	$5,448

Mid Cap Growth Fund	15,855

Small Cap Growth Fund	6,796

Small/Mid Cap Equity Fund	1,129

Small/Mid Cap Growth Fund	12,768

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended August 31, 2026, Goldman Sachs retained the following amounts:

64

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Large Cap Equity Fund	$ 16,482	$ 403

Mid Cap Growth Fund	7,536	641

Small Cap Growth Fund	143	—

Small/Mid Cap Equity Fund	59	—

Small/Mid Cap Growth Fund	6,382	—

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

For the fiscal year ended August 31, 2026, the transfer agency fee waivers were as follows:

	Large Cap Equity Fund	Mid Cap Growth Fund	Small/Mid Cap Equity Fund	Small/Mid Cap Growth Fund

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares) *	0.06%	0.06%	0.03%	0.04%

Small Cap Growth Fund

Transfer Agency Waivers (Class A, Class C, and Investor Shares) *	0.05%

*	These arrangements will remain in effect through at least December 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Large Cap Equity, Mid Cap Growth, Small Cap Growth, Small/Mid Cap Equity, and Small/Mid Cap Growth Funds are 0.004%, 0.004%, 0.024%, 0.004%, and 0.044%, respectively. These Other Expense limitations will remain in place through at least December 29, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

65

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) August 31, 2026

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended August 31, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Large Cap Equity Fund	$405,940	$649,370	$609,282	$1,664,592

Mid Cap Growth Fund	1,087,000	221,094	492,585	1,800,679

Small Cap Growth Fund	6,796	82,119	312,922	401,837

Small/Mid Cap Equity Fund	1,129	2,136	380,611	383,876

Small/Mid Cap Growth Fund	12,768	169,856	67,260	249,884

G. Line of Credit Facility — As of August 31, 2026, the Funds participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended August 31, 2026, the Funds did not have any borrowings under the facility. Prior to April 10, 2026 the facility was $1,300,000,000.

H. Other Transactions with Affiliates — For the fiscal year ended August 31, 2026, Goldman Sachs earned the following amounts in brokerage commissions from portfolio transactions, on behalf of the Funds:

	Goldman Sachs Large Cap Equity Fund	Goldman Sachs Mid Cap Growth Fund	Goldman Sachs Small Cap Growth Fund	Goldman Sachs Small/Mid Cap Equity Fund

Brokerage commissions paid	$22,506	$34,735	$9,373	$1,407

Goldman Sachs Small/Mid Cap Growth Fund

Brokerage commissions paid	$75,142

The table below shows the transactions in and earnings from investments in the Goldman Sachs Central Government Fund — Institutional Shares and Goldman Sachs Financial Square Government Fund —Institutional Shares for the fiscal year ended August 31, 2026.

Large Cap Equity Fund

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2026	Shares as of August 31, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares

	$–	$63,684,791	$(52,776,559)	$10,908,232	10,908,232	$116,724

Goldman Sachs Financial Square Government Fund - Institutional Shares

	606	89,400,230	(89,400,836)	–	–	126,141

Total	$606	$153,085,021	$(142,177,395)	$10,908,232		$242,865

Mid Cap Growth Fund

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2026	Shares as of August 31, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares

	–	106,836,340	(99,028,520)	7,807,820	7,807,820	205,230

66

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$15,470,536	$198,460,503	$(213,931,039)	$–	–	$358,741

Total	$15,470,536	$305,296,843	$(312,959,559)	$7,807,820		$563,971

Small Cap Growth Fund

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2026	Shares as of August 31, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares

	–	59,227,754	(52,828,158)	6,399,596	6,399,596	86,401

Goldman Sachs Financial Square Government Fund - Institutional Shares

	8,876,030	108,554,558	(117,430,588)	–	–	157,321

Total	$8,876,030	$167,782,312	$(170,258,746)	$6,399,596		$243,722

Small/Mid Cap Equity Fund

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2026	Shares as of August 31, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares

	–	10,959,373	(8,207,584)	2,751,789	2,751,789	16,567

Goldman Sachs Financial Square Government Fund - Institutional Shares

	1,088,254	24,203,800	(25,292,054)	–	–	25,996

Total	$1,088,254	$35,163,173	$(33,499,638)	$2,751,789		$42,563

Small/Mid Cap Growth Fund

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2026	Shares as of August 31, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares

	–	128,041,015	(106,546,925)	21,494,090	21,494,090	193,770

Goldman Sachs Financial Square Government Fund - Institutional Shares

	1,734,763	353,762,273	(355,497,036)	–	–	290,596

Total	$1,734,763	$481,803,288	$(462,043,961)	$21,494,090		$484,366

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the year ended August 31, 2026, were as follows:

Fund	Purchases	Sales

Large Cap Equity Fund	$687,880,492	$769,119,517

Mid Cap Growth Fund	1,052,807,020	1,216,630,361

Small Cap Growth Fund	505,940,170	497,280,745

Small/Mid Cap Equity Fund	103,029,107	122,535,663

Small/Mid Cap Growth Fund	1,466,011,483	1,993,228,484

67

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) August 31, 2026

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York (“BNY”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (the “Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNY may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNY is unable to purchase replacement securities, BNY will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2026, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNY received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended August 31, 2026, are reported under Securities lending income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the fiscal year ended August 31, 2026.

Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2026

Large Cap Equity Fund	$—	$50,993,705	$(50,993,705)	$—

Mid Cap Growth Fund	—	73,489,569	(73,489,569)	—

Small Cap Growth Fund	3,208,990	84,047,110	(81,685,013)	5,571,087

Small/Mid Cap Equity Fund	179,668	6,849,617	(7,029,285)	—

Small/Mid Cap Growth Fund	494,130	123,432,661	(121,848,745)	2,078,046

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2026 was as follows:

	Large Cap Equity Fund	Mid Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Equity Fund	Small/Mid Cap Growth Fund

Distributions paid from:

Ordinary Income	$24,570,918	$35,601,487	$—	$—	$—

Long-term capital gains	133,265,472	117,079,888	—	7,365,881	178,590,911

Total taxable distributions	$157,836,390	$152,681,375	$—	$7,365,881	$178,590,911

The tax character of distributions paid during the fiscal year ended August 31, 2025 was as follows:

	Large Cap Equity Fund	Mid Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Equity Fund	Small/Mid Cap Growth Fund

Distributions paid from:

Ordinary Income	$43,204,880	$1,458,918	$—	$1,388,259	$—

Long-term capital gains	111,485,713	99,285,147	—	1,814,509	6,077,618

Total taxable distributions	$154,690,593	$100,744,065	$—	$3,202,768	$6,077,618

As of the Funds’ most current year end, August 31, 2026, the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Equity Fund	Mid Cap Growth Fund	Small Cap Growth Fund*	Small/Mid Cap Equity Fund	Small/Mid Cap Growth Fund

Undistributed ordinary income — net	$8,569,879	$19,033,099	$2,430,086	$148,591	$7,611,200

Undistributed long-term capital gains	42,710,589	84,068,962	39,417,870	18,142,150	205,043,519

Total undistributed earnings	$51,280,468	$103,102,061	$41,847,956	$18,290,741	$212,654,719

Timing differences —(Qualified Late Year Loss Deferral and Dividend Payable)	(2,145)	(3,412,225)	(1,735,241)	—	(5,204,967)

Unrealized gains (losses) — net	768,586,909	173,691,029	95,821,412	29,859,355	215,863,981

Total accumulated earnings (losses) — net	$819,865,232	$273,380,865	$135,934,127	$48,150,096	$423,313,733

*	The Small Cap Growth Fund utilized $2,459,914 of capital losses in the current fiscal year.

As of August 31, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Large Cap Equity Fund	Mid Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Equity Fund

Tax Cost	$805,568,882	$752,911,704	$381,338,362	$120,977,318

Gross unrealized gain	795,865,254	210,395,147	110,947,440	35,463,150

Gross unrealized loss	(27,278,345)	(36,704,118)	(15,126,028)	(5,603,795)

Net unrealized gain (loss)	$768,586,909	$173,691,029	$95,821,412	$29,859,355

69

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) August 31, 2026

7. TAX INFORMATION (continued)

Small/Mid Cap Growth Fund

Tax Cost	$964,851,810

Gross unrealized gain	273,204,878

Gross unrealized loss	(57,340,897)

Net unrealized gain (loss)	$215,863,981

The difference between GAAP-basis and tax basis unrealized gain (losses) is attributable primarily to wash sales and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

8. OTHER RISKS (continued)

shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

At a joint special shareholder meeting held on June 12, 2026 (the “Meeting”), shareholders of the Goldman Sachs Large Cap Equity Fund were asked to approve, by vote of the Fund’s shareholders, a change to the Fund’s sub-classification under the Act from “diversified” to “non-diversified.” Because the requisite number of votes for the Fund had not yet been received as of the date of this report, the Meeting has been adjourned to permit continued shareholder solicitation.

In September 2026, the Financial Accounting Standards Board issued Accounting Standards Update 2026-03, Fair Value Measurement (Topic 820)- Investment Companies with Equity Securities Subject to Contractual Sale Restrictions (“ASU 2026-03”). The standard requires investment companies to consider contractual sale restrictions when measuring the fair value of in-scope equity securities and requires enhanced disclosures regarding such restrictions, including the amount of any discount attributable to the restriction. ASU 2026-03 is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods, with early adoption permitted. Management is currently evaluating the impact of, and determining when the Funds will adopt, the new requirement.

71

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) August 31, 2026

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Large Cap Equity Fund

	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	624,093	$21,883,037	526,792	$17,689,815

Reinvestment of distributions	3,153,109	106,128,283	3,184,876	106,239,150

Shares redeemed	(3,394,127)	(119,766,593)	(2,804,625)	(93,717,783)

	383,075	8,244,727	907,043	30,211,182

Class C Shares

Shares sold	263,015	3,331,072	217,838	3,212,196

Reinvestment of distributions	411,584	4,757,911	341,846	4,764,682

Shares redeemed	(563,785)	(7,029,183)	(542,607)	(7,687,340)

	110,814	1,059,800	17,077	289,538

Institutional Shares

Shares sold	2,124,045	95,035,849	384,352	15,665,410

Reinvestment of distributions	435,299	18,464,663	301,478	12,376,072

Shares redeemed	(1,070,908)	(46,988,368)	(602,673)	(24,634,141)

	1,488,436	66,512,144	83,157	3,407,341

Service Shares

Shares sold	2	69	526	17,152

Reinvestment of distributions	338	10,371	3,099	95,252

Shares redeemed	(13,273)	(440,395)	(8,465)	(247,487)

	(12,933)	(429,955)	(4,840)	(135,083)

Investor Shares

Shares sold	120,317	4,440,694	239,865	8,095,779

Reinvestment of distributions	88,082	3,086,161	183,447	6,342,016

Shares redeemed	(348,173)	(12,732,784)	(1,152,557)	(37,762,856)

	(139,774)	(5,205,929)	(729,245)	(23,325,061)

Class R6 Shares

Shares sold	49,701	2,178,472	64,527	2,682,100

Reinvestment of distributions	27,071	1,147,751	28,834	1,182,052

Shares redeemed	(104,419)	(4,544,926)	(123,520)	(5,044,689)

	(27,647)	(1,218,703)	(30,159)	(1,180,537)

Class R Shares

Shares sold	40,396	1,281,174	27,156	825,612

Reinvestment of distributions	37,455	1,133,025	42,545	1,292,061

Shares redeemed	(88,768)	(2,889,596)	(74,774)	(2,317,309)

	(10,917)	(475,397)	(5,073)	(199,636)

72

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Equity Fund

	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class P Shares

Shares sold	261,346	$11,810,589	275,093	$10,914,908

Reinvestment of distributions	400,371	16,943,083	381,002	15,609,860

Shares redeemed	(268,122)	(11,709,247)	(396,328)	(15,912,627)

	393,595	17,044,425	259,767	10,612,141

	Mid Cap Growth Fund

	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	2,072,694	$23,600,195	1,703,754	$21,298,289

Reinvestment of distributions	3,969,060	42,747,042	2,276,829	29,644,314

Shares redeemed	(4,860,768)	(56,705,135)	(5,938,269)	(75,013,213)

	1,180,986	9,642,102	(1,957,686)	(24,070,610)

Class C Shares

Shares sold	54,189	1,092,843	69,254	1,450,585

Reinvestment of distributions	55,623	1,093,544	38,312	831,754

Shares redeemed	(105,445)	(2,165,880)	(174,758)	(3,493,860)

	4,367	20,507	(67,192)	(1,211,521)

Institutional Shares

Shares sold	2,498,744	53,070,730	2,706,367	59,038,459

Reinvestment of distributions	1,604,097	33,429,391	1,033,535	23,368,225

Shares redeemed	(3,933,945)	(85,930,899)	(3,458,660)	(75,957,720)

	168,896	569,222	281,242	6,448,964

Service Shares

Shares sold	270,267	2,462,398	560,324	6,150,950

Reinvestment of distributions	737,324	5,979,701	356,765	3,742,461

Shares redeemed	(959,899)	(8,090,718)	(954,040)	(10,344,617)

	47,692	351,381	(36,951)	(451,206)

Investor Shares

Shares sold	2,266,938	33,868,371	2,043,573	32,405,822

Reinvestment of distributions	1,554,819	21,347,660	767,017	12,134,205

Shares redeemed	(5,227,211)	(74,572,600)	(2,103,131)	(32,532,389)

	(1,405,454)	(19,356,569)	707,459	12,007,638

Class R6 Shares

Shares sold	1,790,483	39,207,005	2,340,437	51,820,055

Reinvestment of distributions	1,187,429	24,817,267	701,917	15,905,454

Shares redeemed	(2,909,769)	(63,232,683)	(1,930,045)	(42,091,462)

	68,143	791,589	1,112,309	25,634,047

73

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) August 31, 2026

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Mid Cap Growth Fund

	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class R Shares

Shares sold	434,650	$3,750,020	433,648	$4,372,911

Reinvestment of distributions	1,017,523	8,241,940	532,815	5,583,906

Shares redeemed	(937,181)	(8,139,443)	(940,687)	(9,807,258)

	514,992	3,852,517	25,776	149,559

Class P Shares

Shares sold	50,668	1,083,826	318,289	6,396,269

Reinvestment of distributions	252,431	5,278,330	160,539	3,641,014

Shares redeemed	(369,288)	(7,996,317)	(488,145)	(10,514,731)

	(66,189)	(1,634,161)	(9,317)	(477,448)

	Small Cap Growth Fund

	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	75,287	$1,336,910	126,819	$1,914,123

Shares redeemed	(27,952)	(514,730)	(23,445)	(357,464)

	47,335	822,180	103,374	1,556,659

Class C Shares

Shares sold	61,711	1,073,607	57,799	825,608

Shares redeemed	(14,190)	(266,305)	(15,784)	(232,427)

	47,521	807,302	42,015	593,181

Institutional Shares

Shares sold	2,678,208	48,529,120	10,709,571	173,285,989

Shares redeemed	(1,543,332)	(29,095,365)	(1,776,825)	(27,027,926)

	1,134,876	19,433,755	8,932,746	146,258,063

Investor Shares

Shares sold	2,447,444	44,438,813	7,021,864	106,955,976

Shares redeemed	(4,536,170)	(84,400,869)	(3,314,829)	(50,434,206)

	(2,088,726)	(39,962,056)	3,707,035	56,521,770

Class R6 Shares

Shares sold	2,067,455	36,611,441	563,109	8,616,776

Shares redeemed	(397,174)	(7,397,468)	(51,466)	(799,942)

	1,670,281	29,213,973	511,643	7,816,834

Class P Shares

Shares sold	36,957	784,286	118,047	1,773,791

Shares redeemed	(35,466)	(613,796)	(473,122)	(6,932,919)

	1,491	170,490	(355,075)	(5,159,128)

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small/Mid Cap Equity Fund

	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	19,843	$343,252	19,284	$310,630

Reinvestment of distributions	8,082	137,071	2,631	45,131

Shares redeemed	(35,380)	(617,312)	(31,284)	(512,511)

	(7,455)	(136,989)	(9,369)	(156,750)

Class C Shares

Shares sold	332	5,480	534	8,019

Reinvestment of distributions	1,591	25,589	470	7,756

Shares redeemed	(6,339)	(102,918)	(13,129)	(202,583)

	(4,416)	(71,849)	(12,125)	(186,808)

Institutional Shares

Shares sold	78,255	1,402,096	144,043	2,379,182

Reinvestment of distributions	49,881	863,447	22,210	386,551

Shares redeemed	(256,218)	(4,658,958)	(658,592)	(11,004,148)

	(128,082)	(2,393,415)	(492,339)	(8,238,415)

Investor Shares

Shares sold	14,528	271,297	29,390	477,040

Reinvestment of distributions	12,543	215,485	6,167	106,671

Shares redeemed	(94,478)	(1,678,569)	(94,332)	(1,540,362)

	(67,407)	(1,191,787)	(58,775)	(956,651)

Class R6 Shares

Shares sold	591,246	10,864,615	603,869	10,228,894

Reinvestment of distributions	77,401	1,338,272	34,472	599,514

Shares redeemed	(340,202)	(6,217,236)	(709,278)	(11,468,081)

	328,445	5,985,651	(70,937)	(639,673)

Class R Shares

Shares sold	4,246	74,814	1,053	16,632

Reinvestment of distributions	301	5,073	98	1,679

Shares redeemed	(3,337)	(53,783)	(4,902)	(79,784)

	1,210	26,104	(3,751)	(61,473)

Class P Shares

Shares sold	213,121	3,861,868	972,766	15,428,815

Reinvestment of distributions	276,657	4,780,611	118,284	2,055,339

Shares redeemed	(1,208,782)	(21,389,124)	(1,157,373)	(19,119,460)

	(719,004)	(12,746,645)	(66,323)	(1,635,306)

75

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) August 31, 2026

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small/Mid Cap Growth Fund

	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	689,154	$13,708,173	831,866	$17,019,719

Reinvestment of distributions	1,614,882	30,473,024	39,308	882,072

Shares redeemed	(2,548,390)	(51,148,252)	(2,931,208)	(59,928,881)

	(244,354)	(6,967,055)	(2,060,034)	(42,027,090)

Class C Shares

Shares sold	72,627	934,395	143,627	2,057,283

Reinvestment of distributions	336,449	3,980,197	9,376	144,957

Shares redeemed	(610,029)	(7,793,253)	(813,867)	(11,443,602)

	(200,953)	(2,878,661)	(660,864)	(9,241,362)

Institutional Shares

Shares sold	1,859,194	43,892,639	3,513,868	83,136,211

Reinvestment of distributions	2,232,113	50,401,109	74,198	1,935,817

Shares redeemed	(11,532,821)	(280,540,691)	(10,009,242)	(235,926,310)

	(7,441,514)	(186,246,943)	(6,421,176)	(150,854,282)

Service Shares

Shares sold	7,090	128,482	5,856	111,956

Reinvestment of distributions	5,746	100,153	199	4,185

Shares redeemed	(25,760)	(466,730)	(31,969)	(594,508)

	(12,924)	(238,095)	(25,914)	(478,367)

Investor Shares

Shares sold	746,427	16,978,607	1,472,950	32,525,406

Reinvestment of distributions	1,346,167	28,269,498	42,188	1,034,443

Shares redeemed	(4,883,828)	(109,641,292)	(5,003,354)	(110,305,443)

	(2,791,234)	(64,393,187)	(3,488,216)	(76,745,594)

Class R6 Shares

Shares sold	1,160,640	27,379,788	1,302,402	31,270,706

Reinvestment of distributions	452,789	10,246,605	17,095	446,678

Shares redeemed	(3,239,675)	(80,658,853)	(2,388,683)	(55,858,919)

	(1,626,246)	(43,032,460)	(1,069,186)	(24,141,535)

Class R Shares

Shares sold	56,627	1,037,483	70,690	1,293,861

Reinvestment of distributions	62,792	1,060,564	1,471	30,157

Shares redeemed	(122,231)	(2,225,970)	(122,179)	(2,300,369)

	(2,812)	(127,923)	(50,018)	(976,351)

Class P Shares

Shares sold	1,204,540	28,887,755	1,941,643	46,223,197

Reinvestment of distributions	1,650,548	37,351,901	42,883	1,120,968

Shares redeemed	(3,622,617)	(87,808,504)	(2,897,869)	(67,812,953)

	(767,529)	(21,568,848)	(913,343)	(20,468,788)

76

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Large Cap Equity Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Small Cap Growth Fund, Goldman Sachs Small/Mid Cap Equity Fund and Goldman Sachs Small/Mid Cap Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Large Cap Equity Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Small Cap Growth Fund, Goldman Sachs Small/Mid Cap Equity Fund and Goldman Sachs Small/Mid Cap Growth Fund (five of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent of the investee funds and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 28, 2026

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

77

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Large Cap Equity Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Small Cap Growth Fund, Goldman Sachs Small/Mid Cap Equity Fund, and Goldman Sachs Small/Mid Cap Growth Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2027 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-17, 2026 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;

(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:

(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

78

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)

information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2025, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2026. The information on each Fund’s investment performance was provided for the one-, three-, five-, and

79

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Large Cap Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the ten-year period and in the third quartile for the one-, three-, and five-year periods, and had outperformed the Fund’s benchmark index for the ten-year period and underperformed for the one-, three-, and five-year periods ended March 31, 2026. They observed that the Large Cap Equity Fund had experienced changes to the Fund’s investment strategy and name in 2025 and had experienced certain portfolio management changes in 2024 and 2025. They observed that the Mid Cap Growth Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2026. They considered that the Mid Cap Growth Fund had experienced certain portfolio management changes in 2025. The Trustees observed that the Small Cap Growth Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and five-year periods, and had outperformed the Fund’s benchmark index for the three- and five-year periods and underperformed for the one-year period ended March 31, 2026. The Trustees noted that the Small/Mid Cap Growth Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-year period, in the third quartile for the five- and ten-year periods, and in the fourth quartile for the three-year period, and had outperformed the Fund’s benchmark index for the ten-year period and underperformed for the one-, three-, and five-year periods ended March 31, 2026. They considered that the Small/ Mid Cap Growth Fund had experienced certain portfolio management changes in 2025. The Trustees observed that the Small/Mid Cap Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-year period and in the fourth quartile for the three-, five- and ten-year periods, and had performed in line with the Fund’s benchmark for the 5-year period and underperformed for the one-, three- and ten-year periods ended March 31, 2026. The Trustees noted that the Small/Mid Cap Equity Fund had experienced certain portfolio management changes in 2022, 2023, and 2025. They noted further that the Small/Mid Cap Equity Fund had been repositioned in 2025, which involved changes to the Fund’s investment strategy and performance benchmark, and changing the Fund’s name from the Small/Mid Cap Value Fund.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

80

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2025 and 2024, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Large Cap Equity Fund	Mid Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Equity Fund	Small/Mid Cap Growth Fund

First $1 billion	0.71%	0.92%	0.85%	0.80%	0.85%

Next $1 billion	0.64	0.92	0.85	0.80	0.85

Next $3 billion	0.61	0.83	0.77	0.72	0.77

Next $3 billion	0.61	0.79	0.73	0.68	0.73

Over $8 billion	0.61	0.77	0.71	0.67	0.71

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee for the Large Cap Equity Fund and Mid Cap Growth Fund and to limit certain expenses of each Fund that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by each Fund’s Class A, Class C, Investor, and Class R Shares, as applicable. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Large Cap Equity Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by the Investment Adviser for managing the fund in which the Funds’ securities lending cash collateral is invested; (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and

81

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(l) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (f) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2027.

82

Goldman Sachs Trust — Fundamental Equity Growth Funds — Tax Information (Unaudited)

For the fiscal year ended August 31, 2026, 60.59% and 13.91% of the dividends paid from net investment company taxable income by the Large Cap Equity and Mid Cap Growth Funds, respectively, qualify for the dividends received deduction available to corporations.

Pursuant to Section 852 of the Internal Revenue Code, the Large Cap Equity, Mid Cap Growth, Small/Mid Cap Equity, and Small/Mid Cap Growth Funds designate $133,265,472, $117,079,888, $7,365,881, and $178,590,911, respectively, or if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended August 31, 2026.

For the fiscal year ended August 31, 2026, 55.06% and 14.89% of the dividends paid from net investment company taxable income by the Large Cap Equity and Mid Cap Growth Funds respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

During the fiscal year ended August 31, 2026, the Large Cap Equity and Mid Cap Growth Funds designate $23,448,045 and $35,601,487, respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

For the fiscal year ended August 31, 2026, 2.92% of the dividends paid from net investment company taxable income by the Large Cap Equity Fund, respectively, qualify as section 199A dividends.

83

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2026 Goldman Sachs. All rights reserved. EQGRWAR-26

Goldman Sachs Funds Annual Financial Statements August 31, 2026 Goldman Sachs Fundamental Equity Value Funds Goldman Sachs Equity Income Fund Goldman Sachs Large Cap Value Fund Goldman Sachs Mid Cap Value Fund Goldman Sachs Small Cap Value Fund

Goldman Sachs Fundamental Equity Value Funds

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments August 31, 2026

Shares	Description	Value

Common Stocks – 99.7%

Aerospace & Defense – 2.6%
13,984	Honeywell Aerospace, Inc.*	$2,211,010
11,666	L3Harris Technologies, Inc.	3,106,073
33,547	RTX Corp.	6,968,718

		12,285,801

Banks – 8.4%
188,483	Bank of America Corp.	11,674,637
60,878	Citigroup, Inc.	8,012,762
55,319	JPMorgan Chase & Co.	19,694,671

		39,382,070

Beverages – 1.8%
43,317	Coca-Cola Co. (The)	3,840,918
43,225	Coca-Cola Europacific Partners PLC (United Kingdom)	4,669,165

		8,510,083

Building Products – 1.2%
12,427	Trane Technologies PLC	5,522,559

Capital Markets – 6.0%
4,993	Blackrock, Inc.	5,769,961
26,909	Intercontinental Exchange, Inc.	4,324,276
51,737	KKR & Co., Inc.	5,676,584
44,730	Morgan Stanley	9,541,803
30,513	Nasdaq, Inc.	3,008,887

		28,321,511

Chemicals – 1.9%
18,402	Linde PLC	9,009,251

Commercial Services & Supplies – 0.9%
19,832	Cintas Corp.	4,001,899

Communications Equipment – 2.1%
89,503	Cisco Systems, Inc.	9,889,186

Consumer Finance – 1.0%
21,718	Capital One Financial Corp.	4,658,728

Consumer Staples Distribution & Retail – 3.2%
6,639	Costco Wholesale Corp.	6,266,485
84,194	Walmart, Inc.	8,829,425

		15,095,910

Containers & Packaging – 0.7%
85,343	International Paper Co.	3,237,060

Diversified Telecommunication Services – 1.3%
240,068	AT&T, Inc.	6,215,360

Electric Utilities – 2.7%
60,875	NextEra Energy, Inc.	5,012,448
34,371	Pinnacle West Capital Corp.	3,355,984
59,515	Xcel Energy, Inc.	4,504,690

		12,873,122

Electrical Equipment – 1.6%
18,374	Eaton Corp. PLC	7,384,143

Electronic Equipment, Instruments & Components – 0.9%
25,898	Amphenol Corp., Class A	4,106,128

Entertainment – 1.3%
56,448	Walt Disney Co. (The)	6,070,982

Shares	Description	Value

Common Stocks – (continued)

Financial Services – 1.3%
10,489	Mastercard, Inc., Class A	$6,181,273

Ground Transportation – 1.6%
144,825	CSX Corp.	7,315,111

Health Care Equipment & Supplies – 1.2%
50,902	Abbott Laboratories	5,617,545

Health Care Providers & Services – 1.5%
18,288	UnitedHealth Group, Inc.	7,121,530

Health Care REITs – 0.6%
138,824	Healthpeak Properties, Inc. REIT	2,890,316

Hotels, Restaurants & Leisure – 2.1%
14,515	Hilton Worldwide Holdings, Inc.	4,590,804
48,535	Starbucks Corp.	5,156,844

		9,747,648

Household Durables – 0.7%
36,332	Lennar Corp., Class A	3,055,884

Household Products – 1.8%
58,361	Procter & Gamble Co. (The)	8,469,348

Industrial Conglomerates – 1.8%
32,590	3M Co.	5,599,939
13,907	Honeywell International, Inc.	2,969,562

		8,569,501

Industrial REITs – 1.0%
34,331	Prologis, Inc. REIT	4,803,593

Insurance – 1.6%
21,284	Marsh & McLennan Cos., Inc.	4,039,703
38,939	MetLife, Inc.	3,705,825

		7,745,528

Interactive Media & Services – 1.6%
21,459	Alphabet, Inc., Class A	7,282,112

IT Services – 1.2%
24,661	International Business Machines Corp.	5,767,468

Life Sciences Tools & Services – 2.2%
32,762	Agilent Technologies, Inc.	5,030,932
24,796	Danaher Corp.	5,295,434

		10,326,366

Media – 0.9%
65,962	New York Times Co. (The), Class A	4,437,264

Metals & Mining – 1.1%
49,286	Rio Tinto PLC ADR (Australia)	5,051,815

Multi-Utilities – 1.7%
42,104	Ameren Corp.	4,463,445
43,420	National Grid PLC ADR (United Kingdom)	3,437,127

		7,900,572

Office REITs – 0.4%
26,413	BXP, Inc. REIT	1,795,820

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – 8.2%
54,496	ConocoPhillips	$7,220,175
32,424	EOG Resources, Inc.	4,700,183
95,559	ExxonMobil Holdings Corp.	15,380,221
29,119	Phillips 66	7,180,163
45,581	Shell PLC ADR	4,168,383

		38,649,125

Pharmaceuticals – 8.0%
18,729	AstraZeneca PLC (United Kingdom)	3,036,533
4,697	Eli Lilly & Co.	5,433,161
58,423	Johnson & Johnson	15,531,754
92,660	Merck & Co., Inc.	13,691,442

		37,692,890

Residential REITs – 0.7%
50,892	Vivmark Residential REIT	3,315,105

Retail REITs – 0.6%
36,460	Regency Centers Corp. REIT	2,726,114

Semiconductors & Semiconductor Equipment – 2.5%
5,017	Applied Materials, Inc.	2,299,743
8,845	Broadcom, Inc.	3,275,657
14,851	NVIDIA Corp.	3,278,804
10,756	Texas Instruments, Inc.	2,806,348

		11,660,552

Software – 7.1%
65,886	Microsoft Corp.	33,423,309

Specialty Retail – 1.7%
11,215	Home Depot, Inc. (The)	3,676,614
31,732	TJX Cos., Inc. (The)	4,249,232

		7,925,846

Technology Hardware, Storage & Peripherals – 6.3%
56,869	Apple, Inc.	18,018,943
13,098	Dell Technologies, Inc., Class C	5,972,819
105,263	Hewlett Packard Enterprise Co.	5,498,939

		29,490,701

Trading Companies & Distributors – 1.3%
123,431	Fastenal Co.	6,086,383

Water Utilities – 0.6%
18,838	American Water Works Co., Inc.	2,603,977

Wireless Telecommunication Services – 0.8%
20,064	T-Mobile US, Inc.	3,620,348

TOTAL COMMON STOCKS (Cost $325,311,383)		467,836,837

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)
Goldman Sachs Central Government Fund - Institutional Shares
491,035	3.779%(b)	$491,035
(Cost $491,035)

TOTAL INVESTMENTS – 99.8% (Cost $325,802,418)		$468,327,872

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		1,053,145

NET ASSETS – 100.0%		$469,381,017

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.
(b)	Represents 1-day yield at August 31, 2026.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments August 31, 2026

Shares	Description	Value

Common Stocks – 100.0%

Aerospace & Defense – 3.3%
39,317	Honeywell Aerospace, Inc.*	$6,216,411
45,442	RTX Corp.	9,439,667

		15,656,078

Banks – 6.9%
165,621	Bank of America Corp.	10,258,565
34,970	Citigroup, Inc.	4,602,751
50,398	JPMorgan Chase & Co.	17,942,696

		32,804,012

Beverages – 1.4%
74,183	Coca-Cola Co. (The)	6,577,807

Biotechnology – 1.6%
1,343	Argenx SE ADR (Belgium)*	1,385,519
11,124	Vertex Pharmaceuticals, Inc.*	6,057,241

		7,442,760

Broadline Retail – 7.9%
145,359	Amazon.com, Inc.*	37,759,907

Capital Markets – 3.9%
31,693	Intercontinental Exchange, Inc.	5,093,065
31,073	KKR & Co., Inc.	3,409,329
47,890	Morgan Stanley	10,215,895

		18,718,289

Communications Equipment – 1.1%
26,887	Arista Networks, Inc.*	5,261,517

Construction Materials – 1.5%
14,043	Martin Marietta Materials, Inc.	7,284,104

Consumer Finance – 1.6%
35,701	Capital One Financial Corp.	7,658,222

Consumer Staples Distribution & Retail – 3.5%
6,228	Casey’s General Stores, Inc.	4,684,764
115,074	Walmart, Inc.	12,067,810

		16,752,574

Containers & Packaging – 1.3%
159,446	International Paper Co.	6,047,787

Electric Utilities – 2.6%
19,011	Constellation Energy Corp.	5,223,653
85,383	NextEra Energy, Inc.	7,030,436

		12,254,089

Electrical Equipment – 3.3%
22,298	Eaton Corp. PLC	8,961,120
16,417	Rockwell Automation, Inc.	6,967,868

		15,928,988

Electronic Equipment, Instruments & Components – 1.1%
19,426	Coherent Corp.*	5,397,126

Financial Services – 3.8%
36,150	Berkshire Hathaway, Inc., Class B*	18,220,684

Ground Transportation – 1.8%
91,736	CSX Corp.	4,633,585
18,787	Old Dominion Freight Line, Inc.	3,756,649

		8,390,234

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – 1.7%
90,400	Boston Scientific Corp.*	$4,366,320
40,808	Edwards Lifesciences Corp.*	3,703,326

		8,069,646

Health Care Providers & Services – 3.1%
23,651	Cardinal Health, Inc.	5,548,998
23,006	UnitedHealth Group, Inc.	8,958,766

		14,507,764

Hotels, Restaurants & Leisure – 2.0%
45,641	Aramark	2,570,045
64,369	Starbucks Corp.	6,839,206

		9,409,251

Household Products – 2.2%
72,634	Procter & Gamble Co. (The)	10,540,646

Industrial Conglomerates – 1.5%
40,421	3M Co.	6,945,540

Industrial REITs – 1.6%
53,316	Prologis, Inc. REIT	7,459,975

Insurance – 2.2%
38,011	American International Group, Inc.	2,902,520
39,540	Marsh & McLennan Cos., Inc.	7,504,692

		10,407,212

Interactive Media & Services – 1.3%
11,081	Meta Platforms, Inc., Class A	6,342,100

IT Services – 0.9%
17,922	International Business Machines Corp.	4,191,418

Life Sciences Tools & Services – 2.4%
18,315	Thermo Fisher Scientific, Inc.	11,302,186

Metals & Mining – 1.3%
27,301	Steel Dynamics, Inc.	6,350,759

Multi-Utilities – 1.2%
52,197	Ameren Corp.	5,533,404

Oil, Gas & Consumable Fuels – 5.7%
96,051	ConocoPhillips	12,725,797
59,087	Devon Energy Corp.	2,866,311
21,907	DT Midstream, Inc.	2,870,255
89,770	Expand Energy Corp.	8,811,823

		27,274,186

Passenger Airlines – 1.0%
42,978	United Airlines Holdings, Inc.*	4,641,194

Personal Care Products – 0.6%
26,628	Estee Lauder Cos., Inc. (The), Class A	2,724,044

Pharmaceuticals – 5.5%
49,846	Johnson & Johnson	13,251,559
88,378	Merck & Co., Inc.	13,058,733

		26,310,292

Residential REITs – 1.1%
81,927	Vivmark Residential REIT	5,336,725

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – 2.5%
12,050	Advanced Micro Devices, Inc.*	$5,672,176
69,712	Intel Corp.*	6,239,921

		11,912,097

Software – 7.3%
68,039	Microsoft Corp.	34,515,504

Specialized REITs – 0.6%
15,965	American Tower Corp. REIT	2,805,050

Specialty Retail – 2.3%
13,486	Home Depot, Inc. (The)	4,421,116
49,642	TJX Cos., Inc. (The)	6,647,560

		11,068,676

Technology Hardware, Storage & Peripherals – 4.5%
66,819	Apple, Inc.	21,171,600

Trading Companies & Distributors – 0.9%
4,109	United Rentals, Inc.	4,265,142

TOTAL COMMON STOCKS (Cost $382,927,964)		475,238,589

Shares	Dividend Rate	Value

Investment Company – 0.2%(a)
Goldman Sachs Central Government Fund - Institutional Shares
827,483	3.779%(b)	827,483
(Cost $827,483)

TOTAL INVESTMENTS – 100.2% (Cost $383,755,447)		$476,066,072

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(890,725)

NET ASSETS – 100.0%		$475,175,347

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.
(b)	Represents 1-day yield at August 31, 2026.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments August 31, 2026

Shares	Description	Value

Common Stocks – 99.9%

Aerospace & Defense – 1.7%
72,942	L3Harris Technologies, Inc.	$19,420,807

Automobile Components – 1.3%
236,959	BorgWarner, Inc.	15,203,289

Banks – 5.0%
203,167	Fifth Third Bancorp	10,924,290
619,149	Flagstar Bank NA	8,240,873
536,280	Huntington Bancshares, Inc.	8,947,832
83,270	PNC Financial Services Group, Inc. (The)	19,953,990
66,383	Wintrust Financial Corp.	9,981,348

		58,048,333

Beverages – 2.7%
288,302	Coca-Cola Europacific Partners PLC (United Kingdom)	31,142,382

Biotechnology – 2.4%
61,559	Cytokinetics, Inc.*	4,365,149
57,431	Insmed, Inc.*	6,996,244
312,561	Roivant Sciences Ltd.*	10,827,113
57,557	Spyre Therapeutics, Inc.*	5,141,567

		27,330,073

Broadline Retail – 1.4%
155,395	eBay, Inc.	16,092,706

Building Products – 1.0%
174,423	Builders FirstSource, Inc.*	11,581,687

Capital Markets – 4.1%
134,582	Intercontinental Exchange, Inc.	21,627,328
259,126	Invesco Ltd.	8,494,150
47,514	LPL Financial Holdings, Inc.	17,586,594

		47,708,072

Chemicals – 1.6%
70,807	RPM International, Inc.	7,371,009
171,926	Solstice Advanced Materials, Inc.	10,898,389

		18,269,398

Commercial Services & Supplies – 0.5%
31,019	Cintas Corp.	6,259,324

Communications Equipment – 1.7%
6,456	Lumentum Holdings, Inc.*	5,905,691
29,351	Motorola Solutions, Inc.	14,244,040

		20,149,731

Construction Materials – 4.4%
519,950	James Hardie Industries PLC*	15,447,715
69,172	Martin Marietta Materials, Inc.	35,879,516

		51,327,231

Consumer Finance – 2.1%
111,384	Capital One Financial Corp.	23,892,982

Consumer Staples Distribution & Retail – 2.6%
304,126	Performance Food Group Co.*	30,160,175

Containers & Packaging – 0.8%
236,622	International Paper Co.	8,975,072

Electric Utilities – 4.1%
206,240	Evergy, Inc.	16,709,565

Shares	Description	Value

Common Stocks – (continued)

Electric Utilities – (continued)
572,354	PG&E Corp.	$7,595,137
299,974	Xcel Energy, Inc.	22,705,032

		47,009,734

Electrical Equipment – 1.5%
40,384	Rockwell Automation, Inc.	17,140,181

Electronic Equipment, Instruments & Components – 3.0%
33,390	Coherent Corp.*	9,276,744
447,040	Ingram Micro Holding Corp.	12,593,117
15,587	Jabil, Inc.	4,758,088
536,137	Mirion Technologies, Inc.*	8,079,584

		34,707,533

Energy Equipment & Services – 0.8%
152,101	Baker Hughes Co.	9,666,019

Entertainment – 0.7%
47,156	Live Nation Entertainment, Inc.*	8,482,893

Financial Services – 2.9%
375,029	Equitable Holdings, Inc.	18,800,204
1,136,005	Rocket Cos., Inc., Class A*	15,233,827

		34,034,031

Gas Utilities – 0.8%
55,634	Atmos Energy Corp.	9,242,476

Ground Transportation – 0.5%
29,738	Old Dominion Freight Line, Inc.	5,946,410

Health Care Equipment & Supplies – 1.8%
108,368	Dexcom, Inc.*	9,867,990
122,272	Edwards Lifesciences Corp.*	11,096,184

		20,964,174

Health Care Providers & Services – 4.2%
57,313	Cencora, Inc.	18,546,487
83,011	Guardant Health, Inc.*	13,200,409
70,631	Quest Diagnostics, Inc.	16,972,629

		48,719,525

Hotels, Restaurants & Leisure – 3.3%
463,450	Aramark	26,096,870
159,532	Wyndham Hotels & Resorts, Inc.	11,751,127

		37,847,997

Independent Power and Renewable Electricity Producers – 0.2%
21,084	Vistra Corp.	2,896,309

Industrial REITs – 0.7%
41,474	EastGroup Properties, Inc. REIT	8,274,063

Insurance – 3.0%
82,615	American Financial Group, Inc.	11,776,769
133,284	American International Group, Inc.	10,177,566
137,019	Unum Group	12,772,911

		34,727,246

IT Services – 1.1%
26,081	Cloudflare, Inc., Class A*	7,957,574
261,095	Csquare, Inc.*	5,067,854

		13,025,428

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Life Sciences Tools & Services – 1.9%
139,601	Agilent Technologies, Inc.	$21,437,130

Machinery – 6.4%
225,360	Ingersoll Rand, Inc.	17,363,988
108,614	ITT, Inc.	21,754,298
121,707	Lincoln Electric Holdings, Inc.	34,227,660

		73,345,946

Metals & Mining – 2.3%
114,380	Steel Dynamics, Inc.	26,607,076

Multi-Utilities – 1.1%
115,800	Ameren Corp.	12,275,958

Oil, Gas & Consumable Fuels – 8.0%
123,667	Cheniere Energy, Inc.	36,072,427
465,419	Devon Energy Corp.	22,577,476
99,732	Expand Energy Corp.	9,789,693
385,541	Permian Resources Corp., Class A	8,979,250
59,029	Phillips 66	14,555,371

		91,974,217

Passenger Airlines – 1.5%
156,228	United Airlines Holdings, Inc.*	16,871,062

Pharmaceuticals – 2.2%
412,530	Royalty Pharma PLC, Class A	25,333,467

Real Estate Management & Development – 1.7%
133,618	CBRE Group, Inc., Class A*	19,482,841

Residential REITs – 1.1%
86,041	Mid-America Apartment Communities, Inc. REIT	11,086,383
21,774	Vivmark Residential REIT	1,418,358

		12,504,741

Semiconductors & Semiconductor Equipment – 1.3%
26,018	MKS, Inc.	6,666,852
108,873	ON Semiconductor Corp.*	8,066,401

		14,733,253

Software – 1.9%
265,806	Core Scientific, Inc.*	4,332,638
91,917	Zoom Communications, Inc.*	8,886,535
46,168	Zscaler, Inc.*	8,697,359

		21,916,532

Specialized REITs – 2.1%
128,394	Digital Realty Trust, Inc. REIT	23,828,643

Specialty Retail – 2.2%
43,771	Burlington Stores, Inc.*	11,369,955
60,284	Ross Stores, Inc.	13,777,305

		25,147,260

Trading Companies & Distributors – 4.3%
28,342	United Rentals, Inc.	29,418,996
5,575	W.W. Grainger, Inc.	7,300,407
38,689	WESCO International, Inc.	13,169,735

		49,889,138

TOTAL COMMON STOCKS (Cost $987,473,215)		1,153,592,545

Shares	Dividend Rate	Value

Investment Company – 0.0%(a)
Goldman Sachs Central Government Fund - Institutional Shares
473,631	3.779%(b)	$473,631
(Cost $473,631)

TOTAL INVESTMENTS – 99.9% (Cost $987,946,846)		$1,154,066,176

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		686,938

NET ASSETS – 100.0%		$1,154,753,114

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.
(b)	Represents 1-day yield at August 31, 2026.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments August 31, 2026

Shares	Description	Value

Common Stocks – 99.3%

Aerospace & Defense – 1.9%
23,556	Ducommun, Inc.*	$4,037,970
72,580	Mercury Systems, Inc.*	6,338,411
33,969	VSE Corp.	7,088,651

		17,465,032

Automobile Components – 2.7%
81,074	Gentherm, Inc.*	3,185,397
97,991	Patrick Industries, Inc.	8,007,825
111,438	Phinia, Inc.	7,626,817
145,428	Versigent PLC*	6,893,287

		25,713,326

Banks – 19.5%
363,292	Atlantic Union Bankshares Corp.	14,651,566
316,671	Banc of California, Inc.	5,896,414
380,679	Columbia Banking System, Inc.	11,283,326
398,312	Columbia Financial, Inc.	4,628,385
176,009	FB Financial Corp.	10,025,473
129,825	Firstsun Capital Bancorp*	5,194,298
781,233	Flagstar Bank NA	10,398,211
307,612	Glacier Bancorp, Inc.	14,245,512
84,742	Nicolet Bankshares, Inc.	14,350,210
424,269	Old Second Bancorp, Inc.	10,640,666
188,983	Origin Bancorp, Inc.	10,040,667
270,525	Renasant Corp.	11,067,178
279,822	Seacoast Banking Corp. of Florida	9,501,356
96,922	SouthState Bank Corp.	10,166,149
108,963	UMB Financial Corp.	15,432,430
1,024,245	Valley National Bancorp	13,970,702
271,121	WesBanco, Inc.	10,847,551

		182,340,094

Biotechnology – 4.1%
86,890	Alkermes PLC*	4,082,961
24,136	CG Oncology, Inc.*	1,814,062
103,953	Cytokinetics, Inc.*	7,371,307
20,205	Dianthus Therapeutics, Inc.*	2,133,850
62,389	Halozyme Therapeutics, Inc.*	6,643,805
60,200	Immunovant, Inc.*	2,457,364
7,298	Krystal Biotech, Inc.*	2,622,609
22,644	Kymera Therapeutics, Inc.*	2,690,334
37,283	Mineralys Therapeutics, Inc.*	957,055
21,796	Spyre Therapeutics, Inc.*	1,947,037
52,526	Vaxcyte, Inc.*	3,190,429
40,978	Xenon Pharmaceuticals, Inc. (Canada)*	2,467,695

		38,378,508

Building Products – 1.3%
67,552	Fortune Brands Innovations, Inc.	2,994,580
72,294	Griffon Corp.	7,040,713
173,681	Hayward Holdings, Inc.*	2,440,218

		12,475,511

Capital Markets – 2.0%
192,992	Lincoln International, Inc.*	4,871,118
389,037	Perella Weinberg Partners	6,469,685
94,323	Piper Sandler Cos.	7,079,885

		18,420,688

Shares	Description	Value

Common Stocks – (continued)

Chemicals – 4.5%
67,060	Ashland, Inc.	$4,917,510
155,829	Avient Corp.	6,865,826
60,852	Cabot Corp.	5,033,069
290,100	Ecovyst, Inc.*	2,950,317
97,976	Element Solutions, Inc.	3,482,067
123,588	Ingevity Corp.*	8,563,412
7,214	NewMarket Corp.	6,476,008
62,127	Solstice Advanced Materials, Inc.	3,938,230

		42,226,439

Commercial Services & Supplies – 0.7%
383,420	BrightView Holdings, Inc.*	4,259,796
104,609	MillerKnoll, Inc.	2,363,117

		6,622,913

Communications Equipment – 0.8%
105,999	Viasat, Inc.*	7,130,553

Construction & Engineering – 0.9%
38,794	Granite Construction, Inc.	4,677,005
180,856	WillScot Holdings Corp.	3,743,719

		8,420,724

Construction Materials – 0.3%
186,496	Suncrete, Inc., Class A*	3,198,406

Consumer Finance – 1.7%
72,456	Bread Financial Holdings, Inc.	7,569,478
402,252	Jefferson Capital, Inc.	8,370,864

		15,940,342

Containers & Packaging – 0.4%
27,821	AptarGroup, Inc.	3,661,800

Electric Utilities – 1.0%
71,809	IDACORP, Inc.	9,777,513

Electronic Equipment, Instruments & Components – 3.2%
10,707	Bel Fuse, Inc., Class B	2,668,987
63,453	Insight Enterprises, Inc.*	9,963,390
31,012	IPG Photonics Corp.*	2,359,393
143,664	Knowles Corp.*	4,910,436
4,895	Littelfuse, Inc.	2,017,621
227,380	Mirion Technologies, Inc.*	3,426,617
34,676	Rogers Corp.*	4,354,265

		29,700,709

Energy Equipment & Services – 3.0%
6,173	Flowco Holdings, Inc., Class A	135,436
104,506	Innovex International, Inc.*	3,205,199
56,783	Kodiak Gas Services, Inc.	3,337,137
191,267	Liberty Energy, Inc.	3,769,872
116,595	Oceaneering International, Inc.*	6,034,957
124,692	Seadrill Ltd. (Norway)*	6,074,994
152,764	Select Water Solutions, Inc.	2,978,898
29,874	Tidewater, Inc.*	2,781,867

		28,318,360

Entertainment – 0.5%
439,443	Lionsgate Studios Corp.*	4,978,889

Financial Services – 3.4%
137,635	Jackson Financial, Inc., Class A	18,364,638
160,515	NMI Holdings, Inc.*	7,118,840

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Financial Services – (continued)
86,894	PennyMac Financial Services, Inc.	$6,352,821

		31,836,299

Food Products – 0.5%
74,271	Del Monte Corp.	2,352,905
214,320	Mission Produce, Inc.*	2,726,151

		5,079,056

Gas Utilities – 3.8%
51,717	Chesapeake Utilities Corp.	6,906,288
192,598	MDU Resources Group, Inc.	3,836,552
85,705	ONE Gas, Inc.	6,793,835
96,400	Southwest Gas Holdings, Inc.	8,515,012
123,177	Spire, Inc.	10,080,806

		36,132,493

Ground Transportation – 0.3%
20,725	ArcBest Corp.	2,859,428

Health Care Equipment & Supplies – 2.6%
73,235	Enovis Corp.*	1,800,849
64,033	LivaNova PLC*	5,110,474
70,128	Merit Medical Systems, Inc.*	6,357,804
260,755	Neogen Corp.*	3,014,328
79,289	Omnicell, Inc.*	2,787,801
39,309	Teleflex, Inc.	5,583,843

		24,655,099

Health Care Providers & Services – 1.7%
223,323	Acadia Healthcare Co., Inc.*	6,154,782
271,202	Brookdale Senior Living, Inc.*	3,197,472
42,347	Henry Schein, Inc.*	3,802,761
118,711	Pediatrix Medical Group, Inc.*	3,113,789

		16,268,804

Health Care REITs – 1.0%
303,943	Janus Living, Inc. REIT	9,042,304

Hotel & Resort REITs – 0.6%
44,762	Ryman Hospitality Properties, Inc. REIT	5,674,031

Hotels, Restaurants & Leisure – 2.0%
20,401	Brinker International, Inc.*	4,661,629
143,848	Life Time Group Holdings, Inc.*	6,044,493
23,940	Marriott Vacations Worldwide Corp.	2,495,984
123,868	Penn Entertainment, Inc.*	2,069,834
45,363	Wyndham Hotels & Resorts, Inc.	3,341,439

		18,613,379

Household Durables – 2.3%
88,571	La-Z-Boy, Inc.	2,802,386
61,985	M/I Homes, Inc.*	9,223,988
135,225	Meritage Homes Corp.	9,388,672

		21,415,046

Household Products – 0.4%
45,449	Spectrum Brands Holdings, Inc.	3,922,703

Industrial REITs – 1.2%
167,387	Terreno Realty Corp. REIT	11,082,693

Shares	Description	Value

Common Stocks – (continued)

Insurance – 2.9%
177,264	Exzeo Group, Inc.*	$2,974,490
237,726	Hamilton Insurance Group Ltd., Class B (Bermuda)	8,358,446
39,478	HCI Group, Inc.	7,332,249
149,850	Skyward Specialty Insurance Group, Inc.*	8,602,889

		27,268,074

Leisure Products – 1.0%
422,801	Callaway Golf Co.*	6,642,204
46,025	Polaris, Inc.	2,970,453

		9,612,657

Life Sciences Tools & Services – 1.1%
40,682	Bruker Corp.	2,359,963
27,548	Charles River Laboratories International, Inc.*	7,940,435

		10,300,398

Machinery – 5.4%
163,410	Alliance Laundry Holdings, Inc.*	3,743,723
66,846	Atmus Filtration Technologies, Inc.	3,157,137
32,203	Franklin Electric Co., Inc.	3,223,198
430,421	Gates Industrial Corp. Ltd.*	11,010,169
67,422	Helios Technologies, Inc.	4,923,155
52,267	Proto Labs, Inc.*	4,184,496
8,586	Standex International Corp.	2,487,021
274,555	Terex Corp.	17,436,988

		50,165,887

Metals & Mining – 1.9%
147,642	Commercial Metals Co.	9,961,406
175,534	Ryerson Holding Corp.	4,398,882
74,757	SSR Mining, Inc. (Canada)	2,811,611
22,017	Worthington Steel, Inc.	758,485

		17,930,384

Mortgage Real Estate Investment Trusts (REITs) – 0.5%
480,171	Ladder Capital Corp. REIT	4,705,676

Multi-Utilities – 0.7%
93,451	Black Hills Corp.	6,698,568

Office REITs – 1.7%
433,087	COPT Defense Properties REIT	15,591,132

Oil, Gas & Consumable Fuels – 4.0%
146,563	California Resources Corp.	7,772,236
53,938	Chord Energy Corp.	7,934,819
35,651	Core Natural Resources, Inc.	3,647,097
259,293	DHT Holdings, Inc.	5,082,143
88,898	PBF Energy, Inc., Class A	6,488,665
80,246	Scorpio Tankers, Inc. (Monaco)	6,328,200

		37,253,160

Passenger Airlines – 0.7%
64,589	SkyWest, Inc.*	6,113,995

Personal Care Products – 0.6%
191,579	Edgewell Personal Care Co.	5,502,149

Pharmaceuticals – 1.0%
43,612	Definium Therapeutics, Inc.*	1,732,268

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – (continued)
116,179	Kardigan, Inc.*(a)	$2,342,169
9,816	Ligand Pharmaceuticals, Inc.*	2,788,725
48,015	Supernus Pharmaceuticals, Inc.*	2,122,743

		8,985,905

Professional Services – 1.1%
237,178	Amentum Holdings, Inc.*	4,741,188
17,508	Huron Consulting Group, Inc.*	2,799,354
50,102	Insperity, Inc.	2,672,942

		10,213,484

Real Estate Management & Development – 0.6%
188,602	Forestar Group, Inc.*	5,331,779

Residential REITs – 0.4%
220,568	UMH Properties, Inc. REIT	3,628,344

Retail REITs – 0.9%
266,760	InvenTrust Properties Corp. REIT	8,619,015

Semiconductors & Semiconductor Equipment – 1.2%
91,890	Allegro MicroSystems, Inc. (Japan)*	3,331,013
29,905	Diodes, Inc.*	2,715,374
26,237	FormFactor, Inc.*	2,639,705
10,745	Onto Innovation, Inc.*	2,871,171

		11,557,263

Software – 1.7%
231,544	CCC Intelligent Solutions Holdings, Inc.*	1,727,318
17,763	Manhattan Associates, Inc.*	3,964,524
168,045	nCino, Inc.*	3,797,817
121,253	SentinelOne, Inc., Class A*	2,679,691
88,371	Varonis Systems, Inc.*	3,867,999

		16,037,349

Specialized REITs – 1.0%
230,234	Four Corners Property Trust, Inc. REIT	5,728,222
104,282	Smartstop Self Storage REIT, Inc. REIT	3,386,037

		9,114,259

Specialty Retail – 1.2%
59,393	Advance Auto Parts, Inc.	2,505,197
9,836	Group 1 Automotive, Inc.	2,651,195
74,177	Urban Outfitters, Inc.*	5,985,342

		11,141,734

Textiles, Apparel & Luxury Goods – 0.8%
100,968	Carter’s, Inc.	3,270,354
54,871	Kontoor Brands, Inc.	4,137,822

		7,408,176

Trading Companies & Distributors – 0.6%
33,884	Herc Holdings, Inc.	5,161,889

TOTAL COMMON STOCKS (Cost $769,728,097)		929,692,419

Shares	Dividend Rate	Value

Investment Company – 0.7%(b)

Goldman Sachs Central Government Fund - Institutional Shares
6,429,875	3.779%(c)	$6,429,875
(Cost $6,429,875)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $776,157,972)		936,122,294

Securities Lending Reinvestment Vehicle – 0.1%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
1,160,026	3.585%(c)	1,160,026

(Cost $1,160,026)

TOTAL INVESTMENTS – 100.1% (Cost $777,317,998)		$937,282,320

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(646,750)

NET ASSETS – 100.0%		$936,635,570

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.
(c)	Represents 1-day yield at August 31, 2026.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities August 31, 2026

	Equity Income Fund	Large Cap Value Fund	Mid Cap Value Fund

Assets:

Investments in unaffiliated issuers, at value (cost $325,311,383, $382,927,964 and $987,473,215, respectively)	$467,836,837	$475,238,589	$1,153,592,545
Investments in affiliated issuers, at value (cost $491,035, $827,483 and $473,631, respectively)	491,035	827,483	473,631
Cash	500,096	500,000	534,388
Receivables:
Dividends	845,852	614,128	1,017,742
Fund shares sold	97,496	67,917	474,571
Reimbursement from investment adviser	39,025	36,763	—
Investments sold	—	—	2,555,392
Foreign tax reclaims	—	—	2,584
Other assets	44,122	28,442	52,897

Total assets	469,854,463	477,313,322	1,158,703,750

Liabilities:

Payables:
Fund shares redeemed	156,723	1,842,389	797,988
Management fees	134,142	148,399	364,031
Accrued professional fees	56,717	56,716	57,716
Distribution and Service fees and Transfer Agency fees	50,027	24,724	105,794
Custody, accounting and administrative services	37,774	39,599	75,876
Accrued printing and mailing costs	29,664	18,033	48,238
Income distribution	338	—	—
Investments purchased	—	—	2,491,116
Accrued expenses	8,061	8,115	9,877

Total liabilities	473,446	2,137,975	3,950,636

Net Assets:

Paid-in capital	273,297,513	292,987,331	790,068,925
Total distributable earnings	196,083,504	182,188,016	364,684,189

NET ASSETS	$469,381,017	$475,175,347	$1,154,753,114

Net Assets:
Class A	$353,095,689	$94,755,501	$432,794,620
Class C	2,932,935	3,990,262	4,118,607
Institutional	22,767,786	132,507,384	305,413,308
Service	57,594	1,351,828	29,360,339
Investor	4,376,344	5,463,432	66,592,894
Class R6	11,046,549	3,774,040	110,798,463
Class R	1,283,902	2,598,716	19,035,514
Class P	73,820,218	230,734,184	186,639,369
Total Net Assets	$469,381,017	$475,175,347	$1,154,753,114
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	6,305,689	5,127,630	10,843,357
Class C	56,411	238,041	136,641
Institutional	395,651	7,020,418	7,467,728
Service	1,020	73,681	766,024
Investor	78,353	295,200	1,743,363
Class R6	191,933	191,725	2,712,389
Class R	23,102	148,814	509,497
Class P	1,283,003	11,722,656	4,569,619
Net asset value, offering and redemption price per share:(a)
Class A	$56.00	$18.48	$39.91
Class C	51.99	16.76	30.14
Institutional	57.55	18.87	40.90
Service	56.46	18.35	38.33
Investor	55.85	18.51	38.20
Class R6	57.55	19.68	40.85
Class R	55.58	17.46	37.36
Class P	57.54	19.68	40.84

(a)

Maximum public offering price per share for Class A Shares of the Equity Income Fund, Large Cap Value Fund and Mid Cap Value Fund is $59.26, $19.56 and $42.23, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities (continued) August 31, 2026

Small Cap Value Fund

Assets:

Investments in unaffiliated issuers, at value (cost $769,728,097)(a)	$929,692,419
Investments in affiliated issuers, at value (cost $6,429,875)	6,429,875
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	1,160,026
Cash	1,256,673
Receivables:
Investments sold	3,795,102
Dividends	809,906
Fund shares sold	622,560
Reimbursement from investment adviser	39,695
Securities lending income	5,998
Other assets	52,423

Total assets	943,864,677

Liabilities:

Payables:
Investments purchased	3,028,336
Fund shares redeemed	2,314,398
Payable upon return of securities loaned	1,160,026
Management fees	389,632
Distribution and Service fees and Transfer Agency fees	50,244
Accrued expenses	286,471

Total liabilities	7,229,107

Net Assets:

Paid-in capital	587,674,010
Total distributable earnings	348,961,560

NET ASSETS	$936,635,570

Net Assets:
Class A	$207,103,791
Class C	750,700
Institutional	184,967,640
Service	6,898,824
Investor	18,571,533
Class R6	223,118,581
Class R	32,107,056
Class P	263,117,445
Total Net Assets	$936,635,570
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	5,629,890
Class C	69,911
Institutional	4,092,949
Service	205,660
Investor	515,231
Class R6	4,944,115
Class R	939,050
Class P	5,830,961
Net asset value, offering and redemption price per share:(b)
Class A	$36.79
Class C	10.74
Institutional	45.19
Service	33.54
Investor	36.05
Class R6	45.13
Class R	34.19
Class P	45.12

(a)	Includes loaned securities having a market value of $1,143,576 for Small Cap Value Fund.
(b)

Maximum public offering price per share for Class A Shares of the Small Cap Value Fund is $38.93. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations For the Fiscal Year Ended August 31, 2026

	Equity Income Fund	Large Cap Value Fund	Mid Cap Value Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $694, $5,976 and $–, respectively)	$8,603,906	$6,374,634	$16,988,653

Dividends — affiliated issuers	10,733	71,126	289,135

Securities lending income, net of rebates received or paid to borrowers	7,077	12,850	34,487

Total Investment Income	8,621,716	6,458,610	17,312,275

Expenses:

Management fees	2,986,454	3,347,748	8,345,628

Distribution and/or Service (12b-1) fees(a)	856,028	268,675	1,240,184

Transfer Agency fees(a)	537,657	267,617	981,673

Professional fees	164,774	133,168	134,695

Registration fees	109,234	111,961	102,875

Custody, accounting and administrative services	68,311	68,531	123,901

Printing and mailing costs	60,377	38,181	114,056

Trustee fees	27,830	27,848	29,028

Service fees — Class C	8,868	10,595	11,139

Shareholder Administration fees — Service Shares	127	2,975	69,228

Other	18,783	19,222	34,057

Total expenses	4,838,443	4,296,521	11,186,464

Less — expense reductions	(808,522)	(845,155)	(60,659)

Net expenses	4,029,921	3,451,366	11,125,805

NET INVESTMENT INCOME	4,591,795	3,007,244	6,186,470

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	56,045,365	98,377,358	226,457,190

Foreign currency transactions	(729)	67	(4,465)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	35,236,701	2,979,700	(37,749,946)

Foreign currency translations	—	—	(24)

Net realized and unrealized gain	91,281,337	101,357,125	188,702,755

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$95,873,132	$104,364,369	$194,889,225

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Equity Income Fund	$824,437	$26,602	$127	$4,862	$494,665	$5,321	$8,265	$20	$5,729	$2,796	$1,459	$19,402
Large Cap Value Fund	221,956	31,786	2,975	11,958	133,174	6,357	51,311	476	7,834	1,008	3,587	63,870
Mid Cap Value Fund	1,045,842	33,416	69,228	91,698	627,508	6,683	117,768	11,077	107,845	31,848	27,510	51,434

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations (continued) For the Fiscal Year Ended August 31, 2026

Small Cap Value Fund

Investment income:

Dividends — unaffiliated issuers	$14,466,618

Dividends — affiliated issuers	247,016

Securities lending income, net of rebates received or paid to borrowers	44,209

Total Investment Income	14,757,843

Expenses:

Management fees	9,112,430

Distribution and/or Service (12b-1) fees(a)	671,841

Transfer Agency fees(a)	604,742

Professional fees	134,068

Custody, accounting and administrative services	115,892

Registration fees	113,406

Service fees — Service	33,385

Service fees — Class C	1,787

Trustee fees	28,686

Printing and mailing costs	23,028

Other	44,661

Total expenses	10,883,926

Less — expense reductions	(1,165,685)

Net expenses	9,718,241

NET INVESTMENT INCOME	5,039,602

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	219,761,703

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(38,676,214)

Net realized and unrealized gain	181,085,489

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$186,125,091

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Small Cap Value Fund	$513,186	$5,362	$153,293	$307,913	$1,072	$75,549	$2,671	$27,825	$69,382	$45,988	$74,342

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets

	Equity Income Fund		Large Cap Value Fund
	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$4,591,795	$5,410,965	$3,007,244	$4,706,740

Net realized gain	56,044,636	31,695,824	98,377,425	49,401,157

Net change in unrealized gain (loss)	35,236,701	150,885	2,979,700	(24,940,677)

Net increase in net assets resulting from operations	95,873,132	37,257,674	104,364,369	29,167,220

Distributions to shareholders:

From distributable earnings:

Class A Shares	(29,694,840)	(29,043,804)	(11,021,744)	(9,784,589)

Class C Shares	(333,481)	(362,053)	(547,175)	(683,220)

Institutional Shares	(1,829,623)	(1,779,993)	(16,398,500)	(14,500,655)

Service Shares	(4,334)	(7,735)	(148,546)	(117,532)

Investor Shares	(347,028)	(316,410)	(675,228)	(517,026)

Class R6 Shares	(791,100)	(656,544)	(397,065)	(352,060)

Class R Shares	(79,052)	(73,209)	(300,131)	(311,391)

Class P Shares	(5,666,889)	(4,965,019)	(25,619,662)	(23,325,551)

Total distributions to shareholders	(38,746,347)	(37,204,767)	(55,108,051)	(49,592,024)

From share transactions:

Proceeds from sales of shares	18,373,430	25,024,980	22,823,439	21,766,877

Reinvestment of distributions	38,056,236	36,468,242	54,405,986	48,770,592

Cost of shares redeemed	(60,913,640)	(50,235,893)	(86,749,007)	(68,075,025)

Net increase (decrease) in net assets resulting from share transactions	(4,483,974)	11,257,329	(9,519,582)	2,462,444

TOTAL INCREASE (DECREASE)	52,642,811	11,310,236	39,736,736	(17,962,360)

Net Assets:

Beginning of year	$416,738,206	$405,427,970	$435,438,611	$453,400,971

End of year	$469,381,017	$416,738,206	$475,175,347	$435,438,611

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Mid Cap Value Fund		Small Cap Value Fund
	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$6,186,470	$9,551,701	$5,039,602	$5,809,643

Net realized gain	226,452,725	130,706,329	219,761,703	161,561,274

Net change in unrealized loss	(37,749,970)	(42,422,963)	(38,676,214)	(108,734,301)

Net increase in net assets resulting from operations	194,889,225	97,835,067	186,125,091	58,636,616

Distributions to shareholders:

From distributable earnings:

Class A Shares	(52,810,923)	(29,533,099)	(37,018,324)	(44,600,975)

Class C Shares	(735,484)	(424,563)	(291,491)	(385,634)

Institutional Shares	(37,052,929)	(20,756,025)	(28,707,092)	(47,622,163)

Service Shares	(3,459,069)	(1,850,239)	(1,314,833)	(1,630,463)

Investor Shares	(8,966,836)	(6,863,791)	(3,529,528)	(4,696,033)

Class R6 Shares	(13,134,196)	(7,436,609)	(34,778,899)	(51,317,108)

Class R Shares	(2,412,785)	(1,352,197)	(5,741,268)	(6,534,651)

Class P Shares	(21,106,436)	(10,635,540)	(36,146,374)	(39,897,883)

Total distributions to shareholders	(139,678,658)	(78,852,063)	(147,527,809)	(196,684,910)

From share transactions:

Proceeds from sales of shares	111,234,885	125,119,190	109,955,853	151,106,414

Reinvestment of distributions	131,889,330	74,519,264	142,593,109	190,677,413

Cost of shares redeemed	(250,778,212)	(327,062,123)	(302,700,813)	(467,655,443)

Net decrease in net assets resulting from share transactions	(7,653,997)	(127,423,669)	(50,151,851)	(125,871,616)

TOTAL INCREASE (DECREASE)	47,556,570	(108,440,665)	(11,554,569)	(263,919,910)

Net Assets:

Beginning of year	$1,107,196,544	$1,215,637,209	$948,190,139	$1,212,110,049

End of year	$1,154,753,114	$1,107,196,544	$936,635,570	$948,190,139

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Class A Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$49.49	$49.46	$42.36	$41.89	$47.25

Net investment income(a)	0.50	0.61	0.67	0.78	0.71

Net realized and unrealized gain (loss)	10.65	3.90	8.41	1.93	(2.31)

Total from investment operations	11.15	4.51	9.08	2.71	(1.60)

Distributions to shareholders from net investment income	(0.56)	(0.64)	(0.69)	(0.77)	(0.73)

Distributions to shareholders from net realized gains	(4.08)	(3.84)	(1.29)	(1.47)	(3.03)

Total distributions	(4.64)	(4.48)	(1.98)	(2.24)	(3.76)

Net asset value, end of year	$56.00	$49.49	$49.46	$42.36	$41.89

Total Return(b)	24.35%	9.66%	22.17%	6.55%	(3.79)%

Net assets, end of year (in 000’s)	$353,096	$322,504	$327,114	$294,458	$300,621

Ratio of net expenses to average net assets	0.99%	0.99%	1.01%	1.04%	1.04%

Ratio of total expenses to average net assets	1.19%	1.19%	1.20%	1.19%	1.18%

Ratio of net investment income to average net assets	1.00%	1.28%	1.50%	1.86%	1.58%

Portfolio turnover rate(c)	37%	35%	31%	32%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Class C Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$46.26	$46.51	$39.95	$39.62	$44.89

Net investment income(a)	0.13	0.24	0.31	0.44	0.36

Net realized and unrealized gain (loss)	9.89	3.65	7.91	1.83	(2.19)

Total from investment operations	10.02	3.89	8.22	2.27	(1.83)

Distributions to shareholders from net investment income	(0.21)	(0.30)	(0.37)	(0.47)	(0.41)

Distributions to shareholders from net realized gains	(4.08)	(3.84)	(1.29)	(1.47)	(3.03)

Total distributions	(4.29)	(4.14)	(1.66)	(1.94)	(3.44)

Net asset value, end of year	$51.99	$46.26	$46.51	$39.95	$39.62

Total Return(b)	23.42%	8.85%	21.24%	5.75%	(4.51)%

Net assets, end of year (in 000’s)	$2,933	$3,707	$4,154	$4,327	$4,651

Ratio of net expenses to average net assets	1.74%	1.74%	1.76%	1.79%	1.79%

Ratio of total expenses to average net assets	1.94%	1.94%	1.95%	1.94%	1.93%

Ratio of net investment income to average net assets	0.28%	0.53%	0.75%	1.11%	0.84%

Portfolio turnover rate(c)	37%	35%	31%	32%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Institutional Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$50.73	$50.59	$43.28	$42.76	$48.15

Net investment income(a)	0.67	0.77	0.81	0.93	0.87

Net realized and unrealized gain (loss)	10.94	3.99	8.61	1.96	(2.37)

Total from investment operations	11.61	4.76	9.42	2.89	(1.50)

Distributions to shareholders from net investment income	(0.71)	(0.78)	(0.82)	(0.90)	(0.86)

Distributions to shareholders from net realized gains	(4.08)	(3.84)	(1.29)	(1.47)	(3.03)

Total distributions	(4.79)	(4.62)	(2.11)	(2.37)	(3.89)

Net asset value, end of year	$57.55	$50.73	$50.59	$43.28	$42.76

Total Return(b)	24.73%	9.98%	22.54%	6.86%	(3.49)%

Net assets, end of year (in 000’s)	$22,768	$19,648	$19,719	$25,845	$31,702

Ratio of net expenses to average net assets	0.69%	0.69%	0.71%	0.74%	0.73%

Ratio of total expenses to average net assets	0.83%	0.83%	0.84%	0.82%	0.81%

Ratio of net investment income to average net assets	1.30%	1.58%	1.80%	2.18%	1.90%

Portfolio turnover rate(c)	37%	35%	31%	32%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Service Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$49.86	$49.70	$42.56	$42.08	$47.45

Net investment income(a)	0.40	0.56	0.58	0.70	0.63

Net realized and unrealized gain (loss)	10.74	3.90	8.44	1.94	(2.33)

Total from investment operations	11.14	4.46	9.02	2.64	(1.70)

Distributions to shareholders from net investment income	(0.46)	(0.46)	(0.59)	(0.69)	(0.64)

Distributions to shareholders from net realized gains	(4.08)	(3.84)	(1.29)	(1.47)	(3.03)

Total distributions	(4.54)	(4.30)	(1.88)	(2.16)	(3.67)

Net asset value, end of year	$56.46	$49.86	$49.70	$42.56	$42.08

Total Return(b)	24.10%	9.44%	21.93%	6.33%	(3.98)%

Net assets, end of year (in 000’s)	$58	$47	$91	$93	$90

Ratio of net expenses to average net assets	1.19%	1.19%	1.21%	1.24%	1.23%

Ratio of total expenses to average net assets	1.33%	1.33%	1.34%	1.31%	1.31%

Ratio of net investment income to average net assets	0.79%	1.17%	1.30%	1.67%	1.39%

Portfolio turnover rate(c)	37%	35%	31%	32%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Investor Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$49.37	$49.35	$42.27	$41.82	$47.18

Net investment income(a)	0.63	0.73	0.77	0.88	0.83

Net realized and unrealized gain (loss)	10.61	3.89	8.39	1.92	(2.32)

Total from investment operations	11.24	4.62	9.16	2.80	(1.49)

Distributions to shareholders from net investment income	(0.68)	(0.76)	(0.79)	(0.88)	(0.84)

Distributions to shareholders from net realized gains	(4.08)	(3.84)	(1.29)	(1.47)	(3.03)

Total distributions	(4.76)	(4.60)	(2.08)	(2.35)	(3.87)

Net asset value, end of year	$55.85	$49.37	$49.35	$42.27	$41.82

Total Return(b)	24.66%	9.93%	22.47%	6.78%	(3.55)%

Net assets, end of year (in 000’s)	$4,376	$3,644	$3,489	$4,197	$4,394

Ratio of net expenses to average net assets	0.74%	0.74%	0.76%	0.79%	0.79%

Ratio of total expenses to average net assets	0.94%	0.94%	0.95%	0.94%	0.93%

Ratio of net investment income to average net assets	1.24%	1.53%	1.74%	2.10%	1.86%

Portfolio turnover rate(c)	37%	35%	31%	32%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Class R6 Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$50.74	$50.59	$43.28	$42.76	$48.15

Net investment income(a)	0.67	0.78	0.82	0.93	0.87

Net realized and unrealized gain (loss)	10.93	4.00	8.60	1.96	(2.36)

Total from investment operations	11.60	4.78	9.42	2.89	(1.49)

Distributions to shareholders from net investment income	(0.71)	(0.79)	(0.82)	(0.90)	(0.87)

Distributions to shareholders from net realized gains	(4.08)	(3.84)	(1.29)	(1.47)	(3.03)

Total distributions	(4.79)	(4.63)	(2.11)	(2.37)	(3.90)

Net asset value, end of year	$57.55	$50.74	$50.59	$43.28	$42.76

Total Return(b)	24.72%	10.01%	22.55%	6.87%	(3.48)%

Net assets, end of year (in 000’s)	$11,047	$8,129	$7,057	$5,817	$6,582

Ratio of net expenses to average net assets	0.68%	0.68%	0.69%	0.73%	0.72%

Ratio of total expenses to average net assets	0.82%	0.82%	0.83%	0.81%	0.80%

Ratio of net investment income to average net assets	1.29%	1.60%	1.82%	2.17%	1.90%

Portfolio turnover rate(c)	37%	35%	31%	32%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Class R Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$49.16	$49.17	$42.12	$41.62	$46.98

Net investment income(a)	0.35	0.49	0.55	0.67	0.60

Net realized and unrealized gain (loss)	10.60	3.86	8.37	1.92	(2.31)

Total from investment operations	10.95	4.35	8.92	2.59	(1.71)

Distributions to shareholders from net investment income	(0.45)	(0.52)	(0.58)	(0.62)	(0.62)

Distributions to shareholders from net realized gains	(4.08)	(3.84)	(1.29)	(1.47)	(3.03)

Total distributions	(4.53)	(4.36)	(1.87)	(2.09)	(3.65)

Net asset value, end of year	$55.58	$49.16	$49.17	$42.12	$41.62

Total Return(b)	24.05%	9.37%	21.89%	6.23%	(4.02)%

Net assets, end of year (in 000’s)	$1,284	$878	$818	$676	$630

Ratio of net expenses to average net assets	1.24%	1.24%	1.26%	1.29%	1.29%

Ratio of total expenses to average net assets	1.45%	1.44%	1.45%	1.44%	1.43%

Ratio of net investment income to average net assets	0.70%	1.03%	1.26%	1.61%	1.34%

Portfolio turnover rate(c)	37%	35%	31%	32%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Class P Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$50.72	$50.58	$43.27	$42.75	$48.14

Net investment income(a)	0.67	0.78	0.81	0.93	0.88

Net realized and unrealized gain (loss)	10.94	3.99	8.61	1.96	(2.37)

Total from investment operations	11.61	4.77	9.42	2.89	(1.49)

Distributions to shareholders from net investment income	(0.71)	(0.79)	(0.82)	(0.90)	(0.87)

Distributions to shareholders from net realized gains	(4.08)	(3.84)	(1.29)	(1.47)	(3.03)

Total distributions	(4.79)	(4.63)	(2.11)	(2.37)	(3.90)

Net asset value, end of year	$57.54	$50.72	$50.58	$43.27	$42.75

Total Return(b)	24.74%	9.99%	22.55%	6.87%	(3.48)%

Net assets, end of year (in 000’s)	$73,820	$58,181	$42,986	$67,997	$57,277

Ratio of net expenses to average net assets	0.68%	0.68%	0.70%	0.73%	0.72%

Ratio of total expenses to average net assets	0.82%	0.82%	0.83%	0.81%	0.80%

Ratio of net investment income to average net assets	1.30%	1.59%	1.81%	2.17%	1.94%

Portfolio turnover rate(c)	37%	35%	31%	32%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Class A Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$16.79	$17.64	$15.02	$15.03	$17.86

Net investment income(a)	0.07	0.14	0.16	0.15	0.15

Net realized and unrealized gain (loss)	3.82	0.97	3.37	1.15	(0.95)

Total from investment operations	3.89	1.11	3.53	1.30	(0.80)

Distributions to shareholders from net investment income	(0.12)	(0.19)	(0.17)	(0.16)	(0.12)

Distributions to shareholders from net realized gains	(2.08)	(1.77)	(0.74)	(1.15)	(1.91)

Total distributions	(2.20)	(1.96)	(0.91)	(1.31)	(2.03)

Net asset value, end of year	$18.48	$16.79	$17.64	$15.02	$15.03

Total Return(b)	25.85%	6.62%	24.71%	8.88%	(5.23)%

Net assets, end of year (in 000’s)	$94,756	$85,382	$89,817	$77,915	$77,259

Ratio of net expenses to average net assets	1.00%	1.00%	1.01%	1.04%	1.04%

Ratio of total expenses to average net assets	1.24%	1.24%	1.25%	1.24%	1.22%

Ratio of net investment income to average net assets	0.44%	0.84%	1.04%	1.04%	0.93%

Portfolio turnover rate(c)	104%	74%	51%	57%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Class C Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$15.41	$16.33	$13.94	$14.04	$16.80

Net investment income (loss)(a)	(0.05)	0.01	0.05	0.04	0.03

Net realized and unrealized gain (loss)	3.48	0.89	3.12	1.06	(0.88)

Total from investment operations	3.43	0.90	3.17	1.10	(0.85)

Distributions to shareholders from net investment income	–	(0.05)	(0.04)	(0.05)	–

Distributions to shareholders from net realized gains	(2.08)	(1.77)	(0.74)	(1.15)	(1.91)

Total distributions	(2.08)	(1.82)	(0.78)	(1.20)	(1.91)

Net asset value, end of year	$16.76	$15.41	$16.33	$13.94	$14.04

Total Return(b)	24.89%	5.80%	23.78%	8.03%	(5.87)%

Net assets, end of year (in 000’s)	$3,990	$4,657	$6,774	$8,198	$10,176

Ratio of net expenses to average net assets	1.75%	1.75%	1.76%	1.79%	1.79%

Ratio of total expenses to average net assets	1.99%	1.99%	2.00%	1.99%	1.97%

Ratio of net investment income (loss) to average net assets	(0.30)%	0.09%	0.31%	0.30%	0.18%

Portfolio turnover rate(c)	104%	74%	51%	57%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Institutional Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$17.11	$17.93	$15.25	$15.25	$18.08

Net investment income(a)	0.13	0.19	0.21	0.20	0.21

Net realized and unrealized gain (loss)	3.88	0.99	3.43	1.15	(0.96)

Total from investment operations	4.01	1.18	3.64	1.35	(0.75)

Distributions to shareholders from net investment income	(0.17)	(0.23)	(0.22)	(0.20)	(0.17)

Distributions to shareholders from net realized gains	(2.08)	(1.77)	(0.74)	(1.15)	(1.91)

Total distributions	(2.25)	(2.00)	(0.96)	(1.35)	(2.08)

Net asset value, end of year	$18.87	$17.11	$17.93	$15.25	$15.25

Total Return(b)	26.14%	6.98%	25.08%	9.16%	(4.88)%

Net assets, end of year (in 000’s)	$132,507	$126,744	$132,227	$127,436	$155,700

Ratio of net expenses to average net assets	0.70%	0.70%	0.71%	0.73%	0.73%

Ratio of total expenses to average net assets	0.88%	0.88%	0.89%	0.87%	0.85%

Ratio of net investment income to average net assets	0.74%	1.14%	1.35%	1.35%	1.24%

Portfolio turnover rate(c)	104%	74%	51%	57%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Service Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$16.69	$17.54	$14.95	$14.97	$17.78

Net investment income(a)	0.04	0.11	0.13	0.12	0.12

Net realized and unrealized gain (loss)	3.79	0.96	3.34	1.14	(0.93)

Total from investment operations	3.83	1.07	3.47	1.26	(0.81)

Distributions to shareholders from net investment income	(0.09)	(0.15)	(0.14)	(0.13)	(0.09)

Distributions to shareholders from net realized gains	(2.08)	(1.77)	(0.74)	(1.15)	(1.91)

Total distributions	(2.17)	(1.92)	(0.88)	(1.28)	(2.00)

Net asset value, end of year	$18.35	$16.69	$17.54	$14.95	$14.97

Total Return(b)	25.59%	6.45%	24.38%	8.66%	(5.33)%

Net assets, end of year (in 000’s)	$1,352	$1,149	$1,055	$964	$835

Ratio of net expenses to average net assets	1.20%	1.20%	1.21%	1.23%	1.23%

Ratio of total expenses to average net assets	1.38%	1.38%	1.39%	1.37%	1.35%

Ratio of net investment income to average net assets	0.24%	0.64%	0.84%	0.85%	0.74%

Portfolio turnover rate(c)	104%	74%	51%	57%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Investor Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$16.81	$17.66	$15.04	$15.05	$17.87

Net investment income(a)	0.12	0.18	0.20	0.19	0.19

Net realized and unrealized gain (loss)	3.82	0.97	3.37	1.15	(0.94)

Total from investment operations	3.94	1.15	3.57	1.34	(0.75)

Distributions to shareholders from net investment income	(0.16)	(0.23)	(0.21)	(0.20)	(0.16)

Distributions to shareholders from net realized gains	(2.08)	(1.77)	(0.74)	(1.15)	(1.91)

Total distributions	(2.24)	(2.00)	(0.95)	(1.35)	(2.07)

Net asset value, end of year	$18.51	$16.81	$17.66	$15.04	$15.05

Total Return(b)	26.19%	6.87%	24.94%	9.16%	(4.94)%

Net assets, end of year (in 000’s)	$5,463	$5,194	$4,301	$6,907	$3,318

Ratio of net expenses to average net assets	0.75%	0.75%	0.76%	0.79%	0.79%

Ratio of total expenses to average net assets	0.99%	0.99%	1.00%	0.99%	0.97%

Ratio of net investment income to average net assets	0.69%	1.09%	1.27%	1.27%	1.19%

Portfolio turnover rate(c)	104%	74%	51%	57%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Class R6 Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$17.75	$18.53	$15.73	$15.69	$18.54

Net investment income(a)	0.13	0.20	0.22	0.21	0.21

Net realized and unrealized gain (loss)	4.05	1.03	3.54	1.19	(0.97)

Total from investment operations	4.18	1.23	3.76	1.40	(0.76)

Distributions to shareholders from net investment income	(0.17)	(0.24)	(0.22)	(0.21)	(0.18)

Distributions to shareholders from net realized gains	(2.08)	(1.77)	(0.74)	(1.15)	(1.91)

Total distributions	(2.25)	(2.01)	(0.96)	(1.36)	(2.09)

Net asset value, end of year	$19.68	$17.75	$18.53	$15.73	$15.69

Total Return(b)	26.16%	6.98%	25.10%	9.17%	(4.86)%

Net assets, end of year (in 000’s)	$3,774	$3,002	$2,916	$2,233	$2,245

Ratio of net expenses to average net assets	0.69%	0.69%	0.70%	0.72%	0.72%

Ratio of total expenses to average net assets	0.87%	0.87%	0.88%	0.86%	0.84%

Ratio of net investment income to average net assets	0.75%	1.16%	1.35%	1.36%	1.26%

Portfolio turnover rate(c)	104%	74%	51%	57%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Class R Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$15.98	$16.86	$14.40	$14.47	$17.27

Net investment income(a)	0.03	0.09	0.12	0.11	0.11

Net realized and unrealized gain (loss)	3.61	0.93	3.22	1.10	(0.91)

Total from investment operations	3.64	1.02	3.34	1.21	(0.80)

Distributions to shareholders from net investment income	(0.08)	(0.13)	(0.14)	(0.13)	(0.09)

Distributions to shareholders from net realized gains	(2.08)	(1.77)	(0.74)	(1.15)	(1.91)

Total distributions	(2.16)	(1.90)	(0.88)	(1.28)	(2.00)

Net asset value, end of year	$17.46	$15.98	$16.86	$14.40	$14.47

Total Return(b)	25.47%	6.39%	24.38%	8.60%	(5.46)%

Net assets, end of year (in 000’s)	$2,599	$2,507	$2,741	$4,114	$3,437

Ratio of net expenses to average net assets	1.25%	1.25%	1.26%	1.29%	1.29%

Ratio of total expenses to average net assets	1.49%	1.49%	1.50%	1.49%	1.47%

Ratio of net investment income to average net assets	0.19%	0.59%	0.80%	0.78%	0.69%

Portfolio turnover rate(c)	104%	74%	51%	57%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Class P Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$17.74	$18.53	$15.73	$15.68	$18.54

Net investment income(a)	0.13	0.20	0.22	0.21	0.21

Net realized and unrealized gain (loss)	4.06	1.02	3.54	1.20	(0.98)

Total from investment operations	4.19	1.22	3.76	1.41	(0.77)

Distributions to shareholders from net investment income	(0.17)	(0.24)	(0.22)	(0.21)	(0.18)

Distributions to shareholders from net realized gains	(2.08)	(1.77)	(0.74)	(1.15)	(1.91)

Total distributions	(2.25)	(2.01)	(0.96)	(1.36)	(2.09)

Net asset value, end of year	$19.68	$17.74	$18.53	$15.73	$15.68

Total Return(b)	26.23%	6.92%	25.10%	9.24%	(4.92)%

Net assets, end of year (in 000’s)	$230,734	$206,803	$213,570	$193,633	$197,335

Ratio of net expenses to average net assets	0.69%	0.69%	0.70%	0.72%	0.72%

Ratio of total expenses to average net assets	0.87%	0.87%	0.88%	0.86%	0.84%

Ratio of net investment income to average net assets	0.75%	1.15%	1.36%	1.36%	1.26%

Portfolio turnover rate(c)	104%	74%	51%	57%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Class A Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$38.34	$37.67	$33.63	$36.32	$44.72

Net investment income(a)	0.14	0.25	0.21	0.19	0.13

Net realized and unrealized gain (loss)	6.44	3.03	5.43	1.57	(1.59)

Total from investment operations	6.58	3.28	5.64	1.76	(1.46)

Distributions to shareholders from net investment income	(0.30)	(0.27)	(0.20)	(0.17)	(0.11)

Distributions to shareholders from net realized gains	(4.71)	(2.34)	(1.40)	(4.28)	(6.83)

Total distributions	(5.01)	(2.61)	(1.60)	(4.45)	(6.94)

Net asset value, end of year	$39.91	$38.34	$37.67	$33.63	$36.32

Total Return(b)	19.03%	8.89%	17.34%	4.97%	(4.46)%

Net assets, end of year (in 000’s)	$432,795	$418,208	$437,847	$435,463	$458,090

Ratio of net expenses to average net assets	1.19%	1.19%	1.19%	1.19%	1.20%

Ratio of total expenses to average net assets	1.20%	1.20%	1.20%	1.21%	1.21%

Ratio of net investment income to average net assets	0.37%	0.67%	0.60%	0.57%	0.33%

Portfolio turnover rate(c)	141%	73%	56%	64%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Class C Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$30.15	$30.17	$27.25	$30.26	$38.53

Net investment loss(a)	(0.10)	(0.02)	(0.04)	(0.05)	(0.14)

Net realized and unrealized gain (loss)	4.91	2.40	4.36	1.32	(1.30)

Total from investment operations	4.81	2.38	4.32	1.27	(1.44)

Distributions to shareholders from net investment income	(0.11)	(0.06)	–	(4.28)	(6.83)

Distributions to shareholders from net realized gains	(4.71)	(2.34)	(1.40)	–	–

Total distributions	(4.82)	(2.40)	(1.40)	(4.28)	(6.83)

Net asset value, end of year	$30.14	$30.15	$30.17	$27.25	$30.26

Total Return(b)	18.16%	8.09%	16.40%	4.24%	(5.20)%

Net assets, end of year (in 000’s)	$4,119	$4,845	$5,581	$6,558	$9,337

Ratio of net expenses to average net assets	1.94%	1.94%	1.94%	1.94%	1.95%

Ratio of total expenses to average net assets	1.95%	1.95%	1.95%	1.96%	1.96%

Ratio of net investment loss to average net assets	(0.35)%	(0.07)%	(0.13)%	(0.17)%	(0.42)%

Portfolio turnover rate(c)	141%	73%	56%	64%	69%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Institutional Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$39.16	$38.42	$34.27	$36.92	$45.34

Net investment income(a)	0.28	0.38	0.34	0.32	0.28

Net realized and unrealized gain (loss)	6.59	3.09	5.53	1.61	(1.62)

Total from investment operations	6.87	3.47	5.87	1.93	(1.34)

Distributions to shareholders from net investment income	(0.42)	(0.39)	(0.32)	(0.30)	(0.25)

Distributions to shareholders from net realized gains	(4.71)	(2.34)	(1.40)	(4.28)	(6.83)

Total distributions	(5.13)	(2.73)	(1.72)	(4.58)	(7.08)

Net asset value, end of year	$40.90	$39.16	$38.42	$34.27	$36.92

Total Return(b)	19.47%	9.26%	17.74%	5.39%	(4.12)%

Net assets, end of year (in 000’s)	$305,413	$285,901	$326,248	$318,000	$298,877

Ratio of net expenses to average net assets	0.84%	0.84%	0.84%	0.84%	0.83%

Ratio of total expenses to average net assets	0.84%	0.84%	0.84%	0.84%	0.84%

Ratio of net investment income to average net assets	0.71%	1.02%	0.95%	0.93%	0.71%

Portfolio turnover rate(c)	141%	73%	56%	64%	69%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Service Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$37.01	$36.45	$32.59	$35.32	$43.69

Net investment income(a)	0.08	0.18	0.15	0.14	0.08

Net realized and unrealized gain (loss)	6.20	2.93	5.25	1.54	(1.55)

Total from investment operations	6.28	3.11	5.40	1.68	(1.47)

Distributions to shareholders from net investment income	(0.25)	(0.21)	(0.14)	(0.13)	(0.07)

Distributions to shareholders from net realized gains	(4.71)	(2.34)	(1.40)	(4.28)	(6.83)

Total distributions	(4.96)	(2.55)	(1.54)	(4.41)	(6.90)

Net asset value, end of year	$38.33	$37.01	$36.45	$32.59	$35.32

Total Return(b)	18.89%	8.72%	17.13%	4.86%	(4.60)%

Net assets, end of year (in 000’s)	$29,360	$27,223	$28,250	$27,582	$34,533

Ratio of net expenses to average net assets	1.34%	1.34%	1.34%	1.33%	1.33%

Ratio of total expenses to average net assets	1.34%	1.34%	1.34%	1.34%	1.34%

Ratio of net investment income to average net assets	0.21%	0.52%	0.45%	0.42%	0.20%

Portfolio turnover rate(c)	141%	73%	56%	64%	69%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Investor Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$36.88	$36.33	$32.50	$35.26	$43.60

Net investment income(a)	0.24	0.33	0.28	0.27	0.25

Net realized and unrealized gain (loss)	6.16	2.92	5.24	1.52	(1.55)

Total from investment operations	6.40	3.25	5.52	1.79	(1.30)

Distributions to shareholders from net investment income	(0.37)	(0.36)	(0.29)	(0.27)	(0.21)

Distributions to shareholders from net realized gains	(4.71)	(2.34)	(1.40)	(4.28)	(6.83)

Total distributions	(5.08)	(2.70)	(1.69)	(4.55)	(7.04)

Net asset value, end of year	$38.20	$36.88	$36.33	$32.50	$35.26

Total Return(b)	19.37%	9.17%	17.61%	5.24%	(4.21)%

Net assets, end of year (in 000’s)	$66,593	$91,695	$98,243	$76,816	$68,948

Ratio of net expenses to average net assets	0.94%	0.94%	0.94%	0.94%	0.95%

Ratio of total expenses to average net assets	0.95%	0.95%	0.95%	0.96%	0.96%

Ratio of net investment income to average net assets	0.67%	0.93%	0.85%	0.82%	0.65%

Portfolio turnover rate(c)	141%	73%	56%	64%	69%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Class R6 Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$39.12	$38.38	$34.24	$36.90	$45.31

Net investment income(a)	0.28	0.39	0.34	0.32	0.29

Net realized and unrealized gain (loss)	6.58	3.09	5.52	1.60	(1.61)

Total from investment operations	6.86	3.48	5.86	1.92	(1.32)

Distributions to shareholders from net investment income	(0.42)	(0.40)	(0.32)	(0.30)	(0.26)

Distributions to shareholders from net realized gains	(4.71)	(2.34)	(1.40)	(4.28)	(6.83)

Total distributions	(5.13)	(2.74)	(1.72)	(4.58)	(7.09)

Net asset value, end of year	$40.85	$39.12	$38.38	$34.24	$36.90

Total Return(b)	19.48%	9.29%	17.74%	5.38%	(4.09)%

Net assets, end of year (in 000’s)	$110,798	$100,267	$104,310	$89,605	$83,400

Ratio of net expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.82%

Ratio of total expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.83%

Ratio of net investment income to average net assets	0.72%	1.03%	0.96%	0.94%	0.72%

Portfolio turnover rate(c)	141%	73%	56%	64%	69%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Class R Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$36.21	$35.72	$31.99	$34.76	$43.09

Net investment income(a)	0.04	0.15	0.12	0.10	0.04

Net realized and unrealized gain (loss)	6.05	2.86	5.15	1.51	(1.52)

Total from investment operations	6.09	3.01	5.27	1.61	(1.48)

Distributions to shareholders from net investment income	(0.23)	(0.18)	(0.14)	(0.10)	(0.02)

Distributions to shareholders from net realized gains	(4.71)	(2.34)	(1.40)	(4.28)	(6.83)

Total distributions	(4.94)	(2.52)	(1.54)	(4.38)	(6.85)

Net asset value, end of year	$37.36	$36.21	$35.72	$31.99	$34.76

Total Return(b)	18.75%	8.62%	17.03%	4.72%	(4.68)%

Net assets, end of year (in 000’s)	$19,036	$17,306	$19,808	$19,373	$18,760

Ratio of net expenses to average net assets	1.44%	1.44%	1.44%	1.44%	1.45%

Ratio of total expenses to average net assets	1.45%	1.45%	1.45%	1.46%	1.46%

Ratio of net investment income to average net assets	0.11%	0.42%	0.35%	0.32%	0.09%

Portfolio turnover rate(c)	141%	73%	56%	64%	69%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Class P Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$39.11	$38.37	$34.23	$36.89	$45.30

Net investment income(a)	0.28	0.39	0.34	0.32	0.29

Net realized and unrealized gain (loss)	6.58	3.09	5.52	1.60	(1.61)

Total from investment operations	6.86	3.48	5.86	1.92	(1.32)

Distributions to shareholders from net investment income	(0.42)	(0.40)	(0.32)	(0.30)	(0.26)

Distributions to shareholders from net realized gains	(4.71)	(2.34)	(1.40)	(4.28)	(6.83)

Total distributions	(5.13)	(2.74)	(1.72)	(4.58)	(7.09)

Net asset value, end of year	$40.84	$39.11	$38.37	$34.23	$36.89

Total Return(b)	19.48%	9.28%	17.74%	5.38%	(4.09)%

Net assets, end of year (in 000’s)	$186,639	$161,751	$195,350	$178,305	$176,827

Ratio of net expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.82%

Ratio of total expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.83%

Ratio of net investment income to average net assets	0.72%	1.04%	0.96%	0.94%	0.71%

Portfolio turnover rate(c)	141%	73%	56%	64%	69%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Class A Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$36.69	$42.27	$38.16	$44.45	$60.69

Net investment income(a)	0.12	0.12	0.12	0.20	0.10

Net realized and unrealized gain (loss)	6.92	2.64	5.74	0.98	(4.46)

Total from investment operations	7.04	2.76	5.86	1.18	(4.36)

Distributions to shareholders from net investment income	(0.15)	(0.47)	(0.29)	(0.17)	(0.03)

Distributions to shareholders from net realized gains	(6.79)	(7.87)	(1.46)	(7.30)	(11.85)

Total distributions	(6.94)	(8.34)	(1.75)	(7.47)	(11.88)

Net asset value, end of year	$36.79	$36.69	$42.27	$38.16	$44.45

Total Return(b)	22.08%	6.86%	15.90%	2.71%	(9.33)%

Net assets, end of year (in 000’s)	$207,104	$205,965	$236,140	$248,764	$333,814

Ratio of net expenses to average net assets	1.25%	1.26%	1.27%	1.29%	1.29%

Ratio of total expenses to average net assets	1.43%	1.44%	1.43%	1.41%	1.36%

Ratio of net investment income to average net assets	0.33%	0.32%	0.32%	0.52%	0.20%

Portfolio turnover rate(c)	105%	82%	83%	71%	65%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Class C Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$15.42	$22.41	$21.07	$27.87	$42.63

Net investment loss(a)	(0.05)	(0.04)	(0.09)	(0.05)	(0.18)

Net realized and unrealized gain (loss)	2.30	1.31	3.07	0.61	(2.73)

Total from investment operations	2.25	1.27	2.98	0.56	(2.91)

Distributions to shareholders from net investment income	(0.14)	(0.39)	(0.18)	(0.06)	–

Distributions to shareholders from net realized gains	(6.79)	(7.87)	(1.46)	(7.30)	(11.85)

Total distributions	(6.93)	(8.26)	(1.64)	(7.36)	(11.85)

Net asset value, end of year	$10.74	$15.42	$22.41	$21.07	$27.87

Total Return(b)	21.20%	6.06%	15.01%	1.96%	(10.00)%

Net assets, end of year (in 000’s)	$751	$658	$1,155	$1,146	$1,788

Ratio of net expenses to average net assets	2.00%	2.01%	2.02%	2.04%	2.04%

Ratio of total expenses to average net assets	2.18%	2.19%	2.18%	2.15%	2.11%

Ratio of net investment loss to average net assets	(0.42)%	(0.26)%	(0.43)%	(0.23)%	(0.54)%

Portfolio turnover rate(c)	105%	82%	83%	71%	65%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Institutional Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$43.54	$48.64	$43.64	$49.82	$66.58

Net investment income(a)	0.27	0.36	0.25	0.36	0.30

Net realized and unrealized gain (loss)	8.40	2.97	6.60	1.07	(5.02)

Total from investment operations	8.67	3.33	6.85	1.43	(4.72)

Distributions to shareholders from net investment income	(0.23)	(0.56)	(0.39)	(0.31)	(0.19)

Distributions to shareholders from net realized gains	(6.79)	(7.87)	(1.46)	(7.30)	(11.85)

Total distributions	(7.02)	(8.43)	(1.85)	(7.61)	(12.04)

Net asset value, end of year	$45.19	$43.54	$48.64	$43.64	$49.82

Total Return(b)	22.43%	7.13%	16.22%	2.96%	(9.02)%

Net assets, end of year (in 000’s)	$184,968	$185,337	$348,969	$630,611	$1,446,222

Ratio of net expenses to average net assets	0.96%	0.99%	1.02%	1.00%	0.97%

Ratio of total expenses to average net assets	1.07%	1.08%	1.07%	1.03%	0.99%

Ratio of net investment income to average net assets	0.62%	0.84%	0.58%	0.79%	0.51%

Portfolio turnover rate(c)	105%	82%	83%	71%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Service Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$34.05	$39.75	$35.99	$42.36	$58.44

Net investment income(a)	0.04	0.10	0.03	0.11	0.01

Net realized and unrealized gain (loss)	6.34	2.42	5.40	0.93	(4.24)

Total from investment operations	6.38	2.52	5.43	1.04	(4.23)

Distributions to shareholders from net investment income	(0.10)	(0.35)	(0.21)	(0.11)	–

Distributions to shareholders from net realized gains	(6.79)	(7.87)	(1.46)	(7.30)	(11.85)

Total distributions	(6.89)	(8.22)	(1.67)	(7.41)	(11.85)

Net asset value, end of year	$33.54	$34.05	$39.75	$35.99	$42.36

Total Return(b)	21.82%	6.61%	15.63%	2.46%	(9.48)%

Net assets, end of year (in 000’s)	$6,899	$6,684	$9,907	$14,083	$17,138

Ratio of net expenses to average net assets	1.46%	1.49%	1.52%	1.51%	1.47%

Ratio of total expenses to average net assets	1.57%	1.58%	1.57%	1.54%	1.49%

Ratio of net investment income to average net assets	0.12%	0.28%	0.08%	0.29%	0.01%

Portfolio turnover rate(c)	105%	82%	83%	71%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Investor Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$36.08	$41.69	$37.66	$43.99	$60.18

Net investment income(a)	0.20	0.34	0.21	0.31	0.24

Net realized and unrealized gain (loss)	6.78	2.48	5.67	0.94	(4.41)

Total from investment operations	6.98	2.82	5.88	1.25	(4.17)

Distributions to shareholders from net investment income	(0.22)	(0.56)	(0.39)	(0.28)	(0.17)

Distributions to shareholders from net realized gains	(6.79)	(7.87)	(1.46)	(7.30)	(11.85)

Total distributions	(7.01)	(8.43)	(1.85)	(7.58)	(12.02)

Net asset value, end of year	$36.05	$36.08	$41.69	$37.66	$43.99

Total Return(b)	22.39%	7.13%	16.20%	2.94%	(9.07)%

Net assets, end of year (in 000’s)	$18,572	$19,287	$33,030	$71,845	$131,530

Ratio of net expenses to average net assets	1.00%	1.01%	1.02%	1.04%	1.04%

Ratio of total expenses to average net assets	1.18%	1.19%	1.18%	1.15%	1.11%

Ratio of net investment income to average net assets	0.59%	0.95%	0.57%	0.78%	0.46%

Portfolio turnover rate(c)	105%	82%	83%	71%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Class R6 Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$43.49	$48.60	$43.61	$49.78	$66.55

Net investment income(a)	0.28	0.26	0.26	0.37	0.31

Net realized and unrealized gain (loss)	8.39	3.07	6.59	1.08	(5.02)

Total from investment operations	8.67	3.33	6.85	1.45	(4.71)

Distributions to shareholders from net investment income	(0.24)	(0.57)	(0.40)	(0.32)	(0.21)

Distributions to shareholders from net realized gains	(6.79)	(7.87)	(1.46)	(7.30)	(11.85)

Total distributions	(7.03)	(8.44)	(1.86)	(7.62)	(12.06)

Net asset value, end of year	$45.13	$43.49	$48.60	$43.61	$49.78

Total Return(b)	22.45%	7.16%	16.21%	2.99%	(9.02)%

Net assets, end of year (in 000’s)	$223,119	$258,264	$310,155	$443,791	$1,145,840

Ratio of net expenses to average net assets	0.95%	0.97%	1.01%	0.99%	0.96%

Ratio of total expenses to average net assets	1.06%	1.07%	1.06%	1.02%	0.98%

Ratio of net investment income to average net assets	0.64%	0.62%	0.60%	0.82%	0.54%

Portfolio turnover rate(c)	105%	82%	83%	71%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Class R Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$34.57	$40.29	$36.47	$42.82	$58.98

Net investment income (loss)(a)	0.03	0.03	0.03	0.10	(0.03)

Net realized and unrealized gain (loss)	6.46	2.51	5.47	0.94	(4.28)

Total from investment operations	6.49	2.54	5.50	1.04	(4.31)

Distributions to shareholders from net investment income	(0.08)	(0.39)	(0.22)	(0.09)	–

Distributions to shareholders from net realized gains	(6.79)	(7.87)	(1.46)	(7.30)	(11.85)

Total distributions	(6.87)	(8.26)	(1.68)	(7.39)	(11.85)

Net asset value, end of year	$34.19	$34.57	$40.29	$36.47	$42.82

Total Return(b)	21.78%	6.56%	15.62%	2.44%	(9.53)%

Net assets, end of year (in 000’s)	$32,107	$30,170	$34,566	$35,901	$41,857

Ratio of net expenses to average net assets	1.50%	1.51%	1.52%	1.54%	1.54%

Ratio of total expenses to average net assets	1.68%	1.69%	1.68%	1.66%	1.61%

Ratio of net investment income (loss) to average net assets	0.08%	0.07%	0.07%	0.26%	(0.06)%

Portfolio turnover rate(c)	105%	82%	83%	71%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Class P Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$43.49	$48.60	$43.61	$49.79	$66.55

Net investment income(a)	0.27	0.22	0.25	0.35	0.31

Net realized and unrealized gain (loss)	8.39	3.11	6.60	1.09	(5.01)

Total from investment operations	8.66	3.33	6.85	1.44	(4.70)

Distributions to shareholders from net investment income	(0.24)	(0.57)	(0.40)	(0.32)	(0.21)

Distributions to shareholders from net realized gains	(6.79)	(7.87)	(1.46)	(7.30)	(11.85)

Total distributions	(7.03)	(8.44)	(1.86)	(7.62)	(12.06)

Net asset value, end of year	$45.12	$43.49	$48.60	$43.61	$49.79

Total Return(b)	22.45%	7.17%	16.21%	2.97%	(9.01)%

Net assets, end of year (in 000’s)	$263,117	$241,826	$238,187	$263,075	$265,197

Ratio of net expenses to average net assets	0.95%	0.97%	1.01%	1.00%	0.96%

Ratio of total expenses to average net assets	1.06%	1.07%	1.06%	1.03%	0.98%

Ratio of net investment income to average net assets	0.63%	0.52%	0.58%	0.80%	0.53%

Portfolio turnover rate(c)	105%	82%	83%	71%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements August 31, 2026

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Equity Income Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Large Cap Value Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Mid Cap Value Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Small Cap Value Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser (“Investment Adviser”) to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Equity Income Fund	Quarterly	Annually

Large Cap Value Fund	Annually	Annually

Mid Cap Value Fund	Annually	Annually

Small Cap Value Fund	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectuses. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

G. Income Tax Disclosure — The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure

51

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in Underlying Money Market Funds are valued at the NAV per share on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Funds’ accounting policies and investment holdings, please see the Underlying Money Market Funds’ financial statements at SEC.gov.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of August 31, 2026:

Equity Income Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$11,142,825	$—	$—
North America	451,642,197	—	—
Oceania	5,051,815	—	—
Investment Company	491,035	—	—

Total	$468,327,872	$—	$—

Large Cap Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$1,385,519	$—	$—
North America	473,853,070	—	—
Investment Company	827,483	—	—

Total	$476,066,072	$—	$—

Mid Cap Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$31,142,382	$—	$—
North America	1,122,450,163	—	—
Investment Company	473,631	—	—

Total	$1,154,066,176	$—	$—

Small Cap Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$3,331,013	$—	$—
Europe	12,403,194	—	—
North America	913,958,212	—	—
Investment Company	6,429,875	—	—
Securities Lending Reinvestment Vehicle	1,160,026	—	—

Total	$937,282,320	$—	$—

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country or continent noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the fiscal year ended August 31, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Equity Income Fund	0.69%	0.62%	0.59%	0.58%	0.57%	0.69%	0.65%*

Large Cap Value Fund	0.75	0.68	0.65	0.64	0.63	0.75	0.66*

Mid Cap Value Fund	0.75	0.75	0.68	0.65	0.64	0.75	0.75

Small Cap Value Fund	0.98	0.98	0.88	0.84	0.82	0.98	0.92*

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

GSAM agreed to waive a portion of its management fee with respect to the Equity Income Fund, Large Cap Value Fund and Small Cap Value Fund, in order to achieve an effective net management fee rate of 0.65%, 0.66% and 0.92%, respectively, as an annual percentage of each Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”) and Goldman Sachs Central Government Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the fiscal year ended August 31, 2026, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Equity Income Fund	$530

Large Cap Value Fund	1,982

Mid Cap Value Fund	9,351

Small Cap Value Fund	6,600

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended August 31, 2026, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Equity Income Fund	$5,636	$—

Large Cap Value Fund	13,330	—

Mid Cap Value Fund	7,935	—

Small Cap Value Fund	793	—

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

For the fiscal year ended August 31, 2026, the transfer agency fee waivers were as follows:

	Equity Income Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares) *	0.06%	0.06%	0.01%	0.07%

55

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2026

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

*	These arrangements will remain in effect through at least December 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Equity Income, Large Cap Value and Small Cap Value Funds is 0.004% and for Mid Cap Value Fund is 0.104%. These Other Expense limitations will remain in place through at least December 29, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Shareholder Administration Plan, and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the fiscal year ended August 31, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Equity Income Fund	$173,659	$202,864	$431,999	$808,522

Large Cap Value Fund	403,721	60,380	381,054	845,155

Mid Cap Value Fund	9,351	51,308	—	60,659

Small Cap Value Fund	564,498	178,639	422,548	1,165,685

G. Line of Credit Facility — As of August 31, 2026, the Funds participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended August 31, 2026, the Funds did not have any borrowings under the facility. Prior to April 10, 2026 the facility was $1,300,000,000.

H. Other Transactions with Affiliates — For the fiscal year ended August 31, 2026, Goldman Sachs earned the following amounts in brokerage commissions from portfolio transactions, on behalf of the Funds:

	Goldman Sachs Equity Income Fund	Goldman Sachs Large Cap Value Fund	Goldman Sachs Mid Cap Value Fund	Goldman Sachs Small Cap Value Fund

Brokerage commissions paid	$454	$7,363	$30,124	$47,543

The tables below show the transactions in and earnings from investments in the Goldman Sachs Central Government Fund —Institutional Shares and Goldman Sachs Financial Square Government Fund — Institutional Shares for the fiscal year ended August 31, 2026:

56

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Equity Income Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of August
Underlying Fund	2025	Purchases at Cost	Proceeds from Sales	August 31, 2026	31, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares
	$–	$7,377,998	$(6,886,963)	$491,035	491,035	$2,840

Goldman Sachs Financial Square Government Fund - Institutional Shares
	341	28,190,856	(28,191,197)	–	–	7,893

Total	$341	$35,568,854	$(35,078,160)	$491,035		$10,733

Large Cap Value Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of August
Underlying Fund	2025	Purchases at Cost	Proceeds from Sales	August 31, 2026	31, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares
	–	25,198,941	(24,371,458)	827,483	827,483	25,599

Goldman Sachs Financial Square Government Fund - Institutional Shares
	1,159,423	52,049,427	(53,208,850)	–	–	45,527

Total	$1,159,423	$77,248,368	$(77,580,308)	$827,483		$71,126

Mid Cap Value Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of August
Underlying Fund	2025	Purchases at Cost	Proceeds from Sales	August 31, 2026	31, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares
	–	60,082,957	(59,609,326)	473,631	473,631	73,105

Goldman Sachs Financial Square Government Fund - Institutional Shares
	11,772,742	159,386,823	(171,159,565)	–	–	216,030

Total	$11,772,742	$219,469,780	$(230,768,891)	$473,631		$289,135

Small Cap Value Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of August
Underlying Fund	2025	Purchases at Cost	Proceeds from Sales	August 31, 2026	31, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares
	–	124,017,650	(117,587,775)	6,429,875	6,429,875	98,061

Goldman Sachs Financial Square Government Fund - Institutional Shares
	8,029,450	156,854,549	(164,883,999)	–	–	148,955

Total	$8,029,450	$280,872,199	$(282,471,774)	$6,429,875		$247,016

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the year ended August 31, 2026, were as follows:

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2026

5. PORTFOLIO SECURITIES TRANSACTIONS (continued)

Fund	Purchases	Sales

Equity Income Fund	$162,101,744	$200,259,136

Large Cap Value Fund	464,562,712	523,865,232

Mid Cap Value Fund	1,556,248,761	1,685,038,164

Small Cap Value Fund	963,872,611	1,157,019,707

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York (“BNY”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNY may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNY is unable to purchase replacement securities, BNY will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2026, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNY received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended August 31, 2026, are reported under Securities lending income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the fiscal year ended August 31, 2026.

58

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

6. SECURITIES LENDING (continued)

Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2026

Equity Income Fund	$1,867,020	$20,484,262	$(22,351,282)	$—

Large Cap Value Fund	—	17,031,387	(17,031,387)	—

Mid Cap Value Fund	—	53,569,028	(53,569,028)	—

Small Cap Value Fund	—	72,167,459	(71,007,433)	1,160,026

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2026 was as follows:

	Equity Income Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Distributions paid from:

Ordinary Income	$7,449,256	$4,316,517	$26,399,947	$10,836,716

Long-term capital gains	31,297,091	50,791,534	113,278,711	136,691,093

Total taxable distributions	$38,746,347	$55,108,051	$139,678,658	$147,527,809

The tax character of distributions paid during the fiscal year ended August 31, 2025 was as follows:

	Equity Income Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Distributions paid from:

Ordinary Income	$12,767,071	$19,448,219	$30,112,810	$40,992,218

Long-term capital gains	24,437,696	30,143,805	48,739,253	155,692,692

Total taxable distributions	$37,204,767	$49,592,024	$78,852,063	$196,684,910

As of August 31, 2026, the components of accumulated earnings (losses) on a tax basis were as follows:

	Equity Income Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Undistributed ordinary income — net	$12,168,087	$55,720,533	$80,150,241	$64,302,257

Undistributed long-term capital gains	41,813,867	37,307,414	136,731,387	132,623,627

Total undistributed earnings	$53,981,954	$93,027,947	$216,881,628	$196,925,884

Timing differences — (Qualified Late Year Loss Deferral and Dividends Payable)	(1,067)	—	—	—

Unrealized gains (losses) — net	142,102,617	89,160,069	147,802,561	152,035,676

Total accumulated earnings (losses) — net	$196,083,504	$182,188,016	$364,684,189	$348,961,560

As of August 31, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

59

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2026

7. TAX INFORMATION (continued)

	Equity Income Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Tax Cost	$326,225,256	$386,906,003	$1,006,263,657	$785,246,644

Gross unrealized gain	151,806,440	101,364,256	179,251,011	179,433,767

Gross unrealized loss	(9,703,823)	(12,204,187)	(31,448,450)	(27,398,091)

Net unrealized gain (loss)	$142,102,617	$89,160,069	$147,802,561	$152,035,676

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Value investing is an example of an investment style. Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

8. OTHER RISKS (continued)

Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

REIT Risk — Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

In September 2026, the Financial Accounting Standards Board issued Accounting Standards Update 2026-03, Fair Value Measurement (Topic 820)- Investment Companies with Equity Securities Subject to Contractual Sale Restrictions (“ASU 2026-03”). The standard requires investment companies to consider contractual sale restrictions when measuring the fair value of in-scope equity securities and requires enhanced disclosures regarding such restrictions, including the amount of any discount attributable to the restriction. ASU 2026-03 is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods, with early adoption permitted. Management is currently evaluating the impact of, and determining when the Funds will adopt, the new requirement.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2026

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Equity Income Fund
	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	77,510	$3,892,785	105,963	$5,031,739

Reinvestment of distributions	612,618	29,053,982	600,921	28,374,868

Shares redeemed	(901,366)	(45,243,160)	(804,054)	(38,249,933)

	(211,238)	(12,296,393)	(97,170)	(4,843,326)

Class C Shares

Shares sold	4,937	237,030	8,408	371,535

Reinvestment of distributions	7,587	333,182	8,196	361,898

Shares redeemed	(36,246)	(1,757,094)	(25,768)	(1,144,195)

	(23,722)	(1,186,882)	(9,164)	(410,762)

Institutional Shares

Shares sold	61,630	3,150,275	41,664	2,022,341

Reinvestment of distributions	36,528	1,781,510	35,409	1,713,353

Shares redeemed	(89,824)	(4,624,429)	(79,581)	(3,851,281)

	8,334	307,356	(2,508)	(115,587)

Service Shares

Shares sold	—	—	5,660	270,257

Reinvestment of distributions	73	3,493	146	6,941

Shares redeemed	—	—	(6,685)	(322,622)

	73	3,493	(879)	(45,424)

Investor Shares

Shares sold	27,668	1,416,157	20,270	954,955

Reinvestment of distributions	7,329	347,028	6,715	316,410

Shares redeemed	(30,447)	(1,543,884)	(23,878)	(1,144,553)

	4,550	219,301	3,107	126,812

Class R6 Shares

Shares sold	52,179	2,687,679	43,695	2,109,464

Reinvestment of distributions	16,211	791,100	13,566	656,544

Shares redeemed	(36,669)	(1,888,085)	(36,535)	(1,779,176)

	31,721	1,590,694	20,726	986,832

Class R Shares

Shares sold	4,897	257,222	301	14,324

Reinvestment of distributions	1,679	79,052	1,561	73,209

Shares redeemed	(1,330)	(66,571)	(654)	(30,754)

	5,246	269,703	1,208	56,779

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Equity Income Fund
	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class P Shares

Shares sold	134,719	$6,732,282	270,583	$14,250,365

Reinvestment of distributions	116,177	5,666,889	102,665	4,965,019

Shares redeemed	(114,942)	(5,790,417)	(76,068)	(3,713,379)

	135,954	6,608,754	297,180	15,502,005

	Large Cap Value Fund
	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	451,615	$7,576,699	437,253	$7,065,284

Reinvestment of distributions	684,946	10,608,797	562,664	9,236,001

Shares redeemed	(1,093,517)	(18,407,039)	(1,007,437)	(16,526,645)

	43,044	(221,543)	(7,520)	(225,360)

Class C Shares

Shares sold	48,900	719,868	73,330	1,114,150

Reinvestment of distributions	39,000	547,175	43,841	660,006

Shares redeemed	(152,036)	(2,319,407)	(229,894)	(3,496,323)

	(64,136)	(1,052,364)	(112,723)	(1,722,167)

Institutional Shares

Shares sold	437,249	7,484,162	266,240	4,463,890

Reinvestment of distributions	1,024,213	16,199,528	856,268	14,317,751

Shares redeemed	(1,850,765)	(31,654,200)	(1,088,268)	(18,349,356)

	(389,303)	(7,970,510)	34,240	432,285

Service Shares

Shares sold	4,254	70,664	13,982	222,692

Reinvestment of distributions	4,016	61,748	3,227	52,631

Shares redeemed	(3,421)	(55,044)	(8,542)	(136,606)

	4,849	77,368	8,667	138,717

Investor Shares

Shares sold	43,040	717,961	90,654	1,469,546

Reinvestment of distributions	43,510	675,228	31,444	517,027

Shares redeemed	(100,235)	(1,664,247)	(56,805)	(929,605)

	(13,685)	(271,058)	65,293	1,056,968

Class R6 Shares

Shares sold	55,387	983,284	68,467	1,199,806

Reinvestment of distributions	23,936	394,822	20,199	350,235

Shares redeemed	(56,778)	(1,004,797)	(76,868)	(1,309,716)

	22,545	373,309	11,798	240,325

63

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2026

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Value Fund
	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class R Shares

Shares sold	44,509	$708,040	22,207	$344,632

Reinvestment of distributions	20,504	300,131	19,937	311,390

Shares redeemed	(73,121)	(1,170,876)	(47,766)	(740,064)

	(8,108)	(162,705)	(5,622)	(84,042)

Class P Shares

Shares sold	257,263	4,562,761	325,268	5,886,877

Reinvestment of distributions	1,553,126	25,618,557	1,345,220	23,325,551

Shares redeemed	(1,742,454)	(30,473,397)	(1,544,375)	(26,586,710)

	67,935	(292,079)	126,113	2,625,718

	Mid Cap Value Fund
	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	582,097	$21,966,732	505,914	$18,601,843

Reinvestment of distributions	1,429,385	50,292,855	749,704	28,105,608

Shares redeemed	(2,076,506)	(77,649,400)	(1,971,595)	(72,097,041)

	(65,024)	(5,389,813)	(715,977)	(25,389,590)

Class C Shares

Shares sold	9,735	272,647	16,187	454,999

Reinvestment of distributions	24,133	642,745	13,115	387,465

Shares redeemed	(57,913)	(1,638,136)	(53,637)	(1,555,842)

	(24,045)	(722,744)	(24,335)	(713,378)

Institutional Shares

Shares sold	928,469	35,311,044	991,125	36,622,600

Reinvestment of distributions	913,928	32,936,232	483,544	18,500,876

Shares redeemed	(1,675,505)	(64,228,305)	(2,666,488)	(101,107,593)

	166,892	4,018,971	(1,191,819)	(45,984,117)

Service Shares

Shares sold	93,441	3,322,612	124,742	4,329,394

Reinvestment of distributions	101,998	3,447,255	49,933	1,807,695

Shares redeemed	(164,895)	(5,961,177)	(214,245)	(7,594,914)

	30,544	808,690	(39,570)	(1,457,825)

Investor Shares

Shares sold	294,597	10,676,673	610,274	21,728,547

Reinvestment of distributions	266,271	8,966,964	190,325	6,863,688

Shares redeemed	(1,303,532)	(47,014,538)	(1,018,421)	(36,043,797)

	(742,664)	(27,370,901)	(217,822)	(7,451,562)

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Mid Cap Value Fund
	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class R6 Shares

Shares sold	546,310	$20,803,758	493,607	$18,391,173

Reinvestment of distributions	336,249	12,103,634	179,978	6,878,422

Shares redeemed	(733,309)	(28,282,724)	(828,347)	(31,129,683)

	149,250	4,624,668	(154,762)	(5,860,088)

Class R Shares

Shares sold	91,477	3,270,782	132,283	4,681,678

Reinvestment of distributions	72,615	2,393,610	37,817	1,339,970

Shares redeemed	(132,517)	(4,677,063)	(246,724)	(8,593,725)

	31,575	987,329	(76,624)	(2,572,077)

Class P Shares

Shares sold	413,973	15,610,637	556,841	20,308,956

Reinvestment of distributions	586,313	21,106,035	278,271	10,635,540

Shares redeemed	(566,028)	(21,326,869)	(1,790,906)	(68,939,528)

	434,258	15,389,803	(955,794)	(37,995,032)

	Small Cap Value Fund
	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	322,966	$11,166,583	378,421	$13,493,566

Reinvestment of distributions	1,091,442	34,980,208	1,152,029	42,127,895

Shares redeemed	(1,398,526)	(48,793,398)	(1,503,419)	(54,083,865)

	15,882	(2,646,607)	27,031	1,537,596

Class C Shares

Shares sold	21,177	218,777	10,034	166,393

Reinvestment of distributions	27,399	260,250	23,092	361,223

Shares redeemed	(21,337)	(224,724)	(41,976)	(657,105)

	27,239	254,303	(8,850)	(129,489)

Institutional Shares

Shares sold	634,217	27,020,703	900,464	38,661,863

Reinvestment of distributions	689,522	27,118,582	1,048,246	45,389,636

Shares redeemed	(1,487,090)	(64,278,985)	(4,866,519)	(210,343,012)

	(163,351)	(10,139,700)	(2,917,809)	(126,291,513)

Service Shares

Shares sold	24,319	761,196	30,658	1,031,028

Reinvestment of distributions	40,052	1,171,053	43,889	1,488,686

Shares redeemed	(55,015)	(1,695,952)	(127,462)	(4,546,967)

	9,356	236,297	(52,915)	(2,027,253)

65

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2026

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Value Fund

	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Investor Shares

Shares sold	55,671	$1,895,282	79,428	$2,863,928

Reinvestment of distributions	112,205	3,525,073	130,419	4,690,677

Shares redeemed	(187,253)	(6,233,398)	(467,595)	(17,878,310)

	(19,377)	(813,043)	(257,748)	(10,323,705)

Class R6 Shares

Shares sold	602,593	25,401,343	711,511	29,757,664

Reinvestment of distributions	857,613	33,685,877	1,161,664	50,239,202

Shares redeemed	(2,454,298)	(105,682,643)	(2,316,889)	(97,185,503)

	(994,092)	(46,595,423)	(443,714)	(17,188,637)

Class R Shares

Shares sold	148,421	4,880,107	264,893	9,639,031

Reinvestment of distributions	191,474	5,705,883	188,010	6,482,211

Shares redeemed	(273,450)	(8,889,176)	(438,201)	(15,910,435)

	66,445	1,696,814	14,702	210,807

Class P Shares

Shares sold	942,721	38,611,862	1,322,785	55,492,941

Reinvestment of distributions	920,243	36,146,183	922,527	39,897,883

Shares redeemed	(1,592,585)	(66,902,537)	(1,585,808)	(67,050,246)

	270,379	7,855,508	659,504	28,340,578

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Equity Income Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund and Goldman Sachs Small Cap Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Equity Income Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund and Goldman Sachs Small Cap Value Fund (four of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, transfer agent of the investee funds and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 28, 2026

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Equity Income Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, and Goldman Sachs Small Cap Value Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2027 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-17, 2026 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;

(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Mid Cap Value Fund and Small Cap Value Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:

(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

70

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)

information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2025, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2026. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered

71

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Mid Cap Value Fund’s and Small Cap Value Fund’s performance to that of composites of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Equity Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three- and five-year periods and in the third quartile for the one- and ten-year periods, and had outperformed the Fund’s benchmark index for the three- and five-year periods and underperformed for the one- and ten-year periods ended March 31, 2026. The Trustees observed that the Large Cap Value Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the five-year period and underperformed for the one-, three-, and ten-year periods ended March 31, 2026. They noted that the Mid Cap Value Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the five- and ten-year periods and in the third quartile for the one- and three-year periods, and had outperformed the Fund’s benchmark index for the five- and ten-year periods and underperformed for the one- and three-year periods ended March 31, 2026. The Trustees noted further that the Mid Cap Value Fund had experienced certain portfolio management changes in early 2026. The Trustees observed that the Small Cap Value Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-year period and in the third quartile for the three-, five-, and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2026. The Trustees observed that the Small Cap Value Fund had experienced certain portfolio management changes in 2022 and 2023.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2025 and 2024, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

72

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Equity Income Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

First $1 billion	0.69%	0.75%	0.75%	0.98%

Next $1 billion	0.62	0.68	0.75	0.98

Next $3 billion	0.59	0.65	0.68	0.88

Next $3 billion	0.58	0.64	0.65	0.84

Over $8 billion	0.57	0.63	0.64	0.82

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee for the Equity Income Fund, Large Cap Value Fund, and Small Cap Value Fund and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by each of the Funds’ Class A, Class C, Investor, and Class R Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage commissions earned by Goldman Sachs for executing securities transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by the Investment Adviser for managing the fund in which the Funds’ securities lending cash collateral is invested; (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (f) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

73

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2027.

74

Goldman Sachs Trust – Fundamental Equity Value Funds - Tax Information (Unaudited)

For the fiscal year ended August 31, 2026, 58.22%, 75.65%, 33.59%, and 14.29% of the dividends paid from net investment company taxable income by the Equity Income Fund, Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund, respectively, qualify for the dividends received deduction available to corporations.

Pursuant to Section 852 of the Internal Revenue Code, the Equity Income Fund, Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund designate $31,297,091, $50,791,534, $113,278,711, and $136,691,093 respectively or if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended August 31, 2026.

For the fiscal year ended August 31, 2026, the Equity Income Fund, Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund designate 100.00%, 100.00%, 62.94%, and 100.00%, respectively, of the dividends paid from net investment company taxable income as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

During the fiscal year ended August 31, 2026, the Equity Income Fund, Mid Cap Value Fund, and Small Cap Value Fund, designate $2,405,183, $15,398,936 and $5,836,640 respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

For the fiscal year ended August 31, 2026, 8.70% of the dividends paid from net investment company taxable income by the Mid Cap Value Fund qualify as section 199A dividends.

75

Goldman Sachs Funds Annual Financial Statements August 31, 2026 Goldman Sachs Global Tax-Aware Equity Portfolios Goldman Sachs Enhanced Dividend Global Equity Portfolio Goldman Sachs Tax-Advantaged Global Equity Portfolio

Goldman Sachs Global Tax-Aware Equity Portfolios

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments August 31, 2026

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 88.1%

Equity – 88.1%
16,408,151	Goldman Sachs U.S. Equity Dividend and Premium Fund	$336,695,251
7,133,566	Goldman Sachs International Equity Dividend and Premium Fund	67,911,544
2,489,298	Goldman Sachs Emerging Markets Equity Insights Fund	34,974,634
728,922	Goldman Sachs Small Cap Equity Insights Fund	26,386,994
599,420	Goldman Sachs International Small Cap Insights Fund	11,323,042

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $248,742,745)		477,291,465

Exchange-Traded Funds – 6.8%

345,627	iShares Core S&P Mid-Cap ETF	26,042,994
185,782	Vanguard Short-Term Inflation-Protected Securities ETF	9,227,792
8,246	iShares MSCI Mexico ETF	632,633
21,400	Sprott Physical Uranium Trust*	429,714
6,550	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	122,158
325	Invesco Nasdaq 100 ETF	95,933
780	Vanguard Russell 2000 ETF	92,695
1,034	iShares Core MSCI Emerging Markets ETF	84,509
106	iShares Core S&P 500 ETF	81,698
465	Sprott Physical Gold Trust*	15,722

TOTAL EXCHANGE-TRADED FUNDS (Cost $30,805,522)		36,825,848

Shares	Dividend Rate	Value

Investment Company – 3.1%(a)

Goldman Sachs Central Government Fund - Institutional Shares
16,833,436	3.779%(b)	$16,833,436
(Cost $16,833,436)

TOTAL INVESTMENTS – 98.0% (Cost $296,381,703)		$530,950,749

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		10,816,934

NET ASSETS – 100.0%		$541,767,683

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	Represents 1-day yield at August 31, 2026.

Currency Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At August 31, 2026, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
	INR	129,000,000	USD	1,330,989	9/16/2026	$23,220
	NOK	50,000	USD	5,044	9/16/2026	306
	TRY	28,100,000	USD	541,572	9/16/2026	34,367
	USD	3,904,911	CHF	3,050,844	9/16/2026	124,862
	USD	643,345	DKK	4,110,000	9/16/2026	4,253
	USD	12,747,988	EUR	10,904,225	9/16/2026	75,275
	USD	5,422,194	HKD	42,340,000	9/16/2026	18,364
	USD	359,946	ILS	1,040,000	9/16/2026	11,973

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued) August 31, 2026

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc. (continued)
	USD	8,802,720	JPY	1,395,272,100	9/16/2026	$58,878
	USD	246,385	NOK	2,300,000	9/16/2026	277
	USD	1,186,862	SEK	11,025,000	9/16/2026	34,839
	INR	129,000,000	USD	1,339,907	12/16/2026	4,352

TOTAL						$390,966

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.
	HKD	540,000	USD	69,038	9/16/2026	(118)
	USD	2,640,234	AUD	3,709,962	9/16/2026	(17,789)
	USD	894,965	CNH	6,017,241	9/16/2026	(1,729)
	USD	35,293	DKK	230,000	9/16/2026	(471)
	USD	1,902,829	EUR	1,660,000	9/16/2026	(26,396)
	USD	5,533,625	GBP	4,114,415	9/16/2026	(41,498)
	USD	1,350,608	INR	129,000,000	9/16/2026	(3,601)
	USD	631,119	JPY	102,000,000	9/16/2026	(8,091)
	USD	70,638	NZD	120,000	9/16/2026	(387)
	USD	54,365	SEK	525,000	9/16/2026	(494)
	USD	1,265,362	SGD	1,620,000	9/16/2026	(10,328)
	USD	547,648	TRY	28,100,000	9/16/2026	(28,291)
	USD	466,283	MXN	8,125,000	9/17/2026	(11,202)

TOTAL						$(150,395)

FUTURES CONTRACTS — At August 31, 2026, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
FTSE/JSE TOP 40 Index	21	09/17/26	$1,413,792	$61,960
IFSC NIFTY 50	17	09/29/26	823,684	(4,473)
Long Gilt Future	4	12/29/26	466,879	(746)
STOXX EUROPE 600 Index	1	09/18/26	37,832	393
U.S. Treasury 10 Year Note	118	12/21/26	12,716,344	(49,814)
U.S. Treasury 2 Year Note	105	12/31/26	21,555,352	(30,104)
U.S. Treasury 5 Year Note	63	12/31/26	6,662,742	(23,966)

Total				$(46,750)

Short position contracts:
MSCI China Index	(206)	09/18/26	(6,300,510)	60,592

Total Futures Contracts				$13,842

SWAP CONTRACTS — At August 31, 2026, the Portfolio had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received (Paid) by the Portfolio	Counterparty	Termination Date(a)	Notional Amount (000’s)	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

SXDR	ESTR + 0.75%(b)	JPMorgan Chase	02/02/2027	$1,722	$–	$(22,362)*

TOTAL						$(22,362)

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

(a)

The Portfolio pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Portfolio will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

(b)	Payments made quarterly.

PURCHASED & WRITTEN OPTIONS CONTRACTS — At August 31, 2026, the Portfolio had the following purchased and written option contracts:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
State Street Health Care Select Sector SPDR ETF	BNP Paribas		$196.56	01/01/2027	9,700	$9,700	$6,323	$18,430	$(12,107)
State Street Health Care Select Sector SPDR ETF	BNP Paribas		175.50	01/01/2027	9,700	9,700	48,760	83,614	(34,854)

Total purchased option contracts					19,400	$19,400	$55,083	$102,044	$(46,961)

Description	Counterparty	Exercise Rate		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Calls
State Street Health Care Select Sector SPDR ETF	BNP Paribas		$186.03	01/01/2027	(19,400)	$(19,400)	$(38,234)	$(81,674)	$43,440
Puts
KOSPI 200 Index	JPMorgan Chase	KRW	940.68	11/30/2026	(949,904)	$(949,904)	$(25,835)	$(56,257)	$30,422
iShares Expanded Tech-Software Sector ETF	Morgan Stanley Co., Inc.		$83.55	10/19/2026	(7,146)	(7,146)	(873)	(17,381)	16,508
Euro STOXX Banks	BNP Paribas	EUR	248.63	09/11/2026	(4,281)	(4,281)	(89)	(36,657)	36,568

Total written option contracts					(980,731)	$(980,731)	$(65,031)	$(191,969)	$126,938

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments August 31, 2026

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 89.6%

Equity – 89.6%
71,004,334	Goldman Sachs U.S. Tax-Managed Equity Fund	$4,258,839,943
35,898,404	Goldman Sachs International Tax-Managed Equity Fund	689,249,357
27,296,805	Goldman Sachs Emerging Markets Equity Insights Fund	383,520,115
6,284,234	Goldman Sachs International Small Cap Insights Fund	118,709,184

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES) (Cost $2,130,543,005)		5,450,318,599

Exchange-Traded Funds – 3.0%
2,079,272	Vanguard Short-Term Inflation-Protected Securities ETF	103,277,440
607,602	iShares Core MSCI EAFE ETF	60,918,176
79,716	iShares MSCI Mexico ETF	6,115,812
236,600	Sprott Physical Uranium Trust*	4,750,949
3,653	Invesco Nasdaq 100 ETF	1,078,293
8,757	Vanguard Russell 2000 ETF	1,040,682
51,018	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	951,486
11,608	iShares Core MSCI Emerging Markets ETF	948,722
1,189	iShares Core S&P 500 ETF	916,410
5,224	Sprott Physical Gold Trust*	176,623

TOTAL EXCHANGE-TRADED FUNDS (Cost $169,361,728)		180,174,593

Shares	Dividend Rate	Value

Investment Company – 5.4%(a)

Goldman Sachs Central Government Fund - Institutional Shares
327,299,381	3.779%(b)	$327,299,381

(Cost $327,299,381)

TOTAL INVESTMENTS – 98.0% (Cost $2,627,204,114)		$5,957,792,573

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		122,408,745

NET ASSETS – 100.0%		$6,080,201,318

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	Represents 1-day yield at August 31, 2026.

Currency Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At August 31, 2026, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
	INR	1,437,500,000	USD	14,831,376	9/16/2026	$259,137
	NOK	1,850,000	USD	186,565	9/16/2026	11,391
	TRY	309,500,000	USD	5,965,001	9/16/2026	378,527
	USD	42,607,669	CHF	33,342,984	9/16/2026	1,295,124
	USD	6,190,829	DKK	39,550,000	9/16/2026	40,926
	USD	129,364,104	EUR	110,653,958	9/16/2026	763,878
	USD	58,485,172	HKD	456,690,000	9/16/2026	198,074
	USD	3,978,102	ILS	11,520,000	9/16/2026	123,631
	USD	87,733,410	JPY	13,906,154,282	9/16/2026	586,809
	USD	2,833,425	NOK	26,450,000	9/16/2026	3,181

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc. (continued)
	USD	12,062,395	SEK	112,050,000	9/16/2026	$354,081
	INR	1,437,500,001	USD	14,931,130	12/16/2026	48,499

TOTAL						$4,063,258

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.
	HKD	850,000	USD	108,672	9/16/2026	(187)
	USD	28,885,997	AUD	40,634,774	9/16/2026	(227,006)
	USD	9,768,885	CNH	65,680,515	9/16/2026	(18,870)
	USD	1,228,536	DKK	8,010,000	9/16/2026	(16,995)
	USD	30,863,548	EUR	26,940,000	9/16/2026	(445,681)
	USD	60,537,008	GBP	45,036,169	9/16/2026	(487,997)
	USD	15,050,381	INR	1,437,500,001	9/16/2026	(40,132)
	USD	15,404,432	JPY	2,490,000,000	9/16/2026	(199,813)
	USD	792,612	NZD	1,350,000	9/16/2026	(6,419)
	USD	1,474,877	SEK	14,250,000	9/16/2026	(14,132)
	USD	13,983,024	SGD	17,910,000	9/16/2026	(120,434)
	USD	6,031,919	TRY	309,500,000	9/16/2026	(311,609)
	USD	4,806,302	MXN	83,750,000	9/17/2026	(115,470)

TOTAL						$(2,004,745)

FUTURES CONTRACTS — At August 31, 2026, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
FTSE/JSE TOP 40 Index	239	09/17/26	$16,090,304	$707,521
IFSC NIFTY 50	200	09/29/26	9,690,400	(52,621)
Long Gilt Future	46	12/29/26	5,369,109	(8,574)
STOXX EUROPE 600 Index	13	09/18/26	491,812	4,812
TOPIX Index	6	09/10/26	1,564,695	116,405
U.S. Treasury 10 Year Note	1,321	12/21/26	142,358,391	(563,969)
U.S. Treasury 2 Year Note	1,178	12/31/26	241,830,516	(338,730)
U.S. Treasury 5 Year Note	707	12/31/26	74,770,773	(268,952)

Total				$(404,108)

Short position contracts:
MSCI China Index	(2,068)	09/18/26	(63,249,780)	630,017

Total Futures Contracts				$225,909

SWAP CONTRACTS — At August 31, 2026, the Portfolio had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received (Paid) by the Portfolio	Counterparty	Termination Date(a)	Notional Amount (000’s)	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

SXDR	ESTR + 0.75%(b)	JPMorgan Chase	02/03/2027	$19,201	$–	$(249,348)*

TOTAL						$(249,348)

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued) August 31, 2026

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)

The Portfolio pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Portfolio will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

(b)	Payments made quarterly.

PURCHASED & WRITTEN OPTIONS CONTRACTS — At August 31, 2026, the Portfolio had the following purchased and written option contracts:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
State Street Health Care Select Sector SPDR ETF	BNP Paribas		$196.56	01/01/2027	108,500	$108,500	$70,728	$206,150	$(135,422)
State Street Health Care Select Sector SPDR ETF	BNP Paribas		175.50	01/01/2027	108,500	108,500	545,412	935,270	(389,858)

Total purchased option contracts					217,000	$217,000	$616,140	$1,141,420	$(525,280)

Description	Counterparty	Exercise Rate		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Calls
State Street Health Care Select Sector SPDR ETF	BNP Paribas		$186.03	01/01/2027	(217,000)	$(217,000)	$(427,671)	$(913,570)	$485,899
Puts
KOSPI 200 Index	JPMorgan Chase	KRW	940.68	11/30/2026	(10,592,009)	$(10,592,009)	$(288,078)	$(627,307)	$339,229
iShares Expanded Tech- Software Sector ETF	Morgan Stanley Co., Inc.		$83.55	10/19/2026	(79,249)	(79,249)	(9,679)	(192,749)	183,070
Euro STOXX Banks	BNP Paribas	EUR	248.63	09/11/2026	(47,676)	(47,676)	(985)	(408,227)	407,242

Total written option contracts					(10,935,934)	$(10,935,934)	$(726,413)	$(2,141,853)	$1,415,440

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Assets and Liabilities August 31, 2026

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Assets:
Investments in affiliated issuers, at value (cost $265,576,181 and $2,457,842,386, respectively)	$494,124,901	$5,777,617,980
Investments in unaffiliated issuers, at value (cost $30,805,522 and $169,361,728, respectively)	36,825,848	180,174,593
Purchased Options, at value (premiums paid $102,044 and $1,141,420, respectively)	55,083	616,140
Cash	8,140,359	91,340,889
Foreign Currency, at value (cost $437,035 and $4,554,771, respectively)	439,936	4,585,384
Receivables:
Collateral on certain derivative contracts(a)	2,310,453	23,436,090
Investments sold	167,915	1,847,035
Portfolio shares sold	86,498	1,775,404
Reimbursement from investment adviser	22,370	36,816
Foreign tax reclaims	—	168,368
Unrealized gain on forward foreign currency exchange contracts	390,966	4,063,258
Other assets	39,373	57,003

Total assets	542,603,702	6,085,718,960

Liabilities:
Written options, at value (premiums received $191,969 and $2,141,853, respectively)	65,031	726,413
Variation margin on futures contracts	16,689	180,631
Unrealized loss on swap contracts	22,362	249,348
Unrealized loss on forward foreign currency exchange contracts	150,395	2,004,745
Payables:
Portfolio shares redeemed	328,853	873,851
Investments purchased	110,171	822,292
Accrued professional fees	47,981	48,712
Management fees	33,461	375,200
Distribution and Service fees and Transfer Agency fees	7,191	75,506
Accrued expenses	53,885	160,944

Total liabilities	836,019	5,517,642

Net Assets:
Paid-in capital	296,243,568	2,676,631,949
Total distributable earnings	245,524,115	3,403,569,369

NET ASSETS	$541,767,683	$6,080,201,318
Net Assets:
Class A	$3,373,879	$1,390,002
Institutional	8,480,844	62,198,036
Class R6	22,487	12,919,828
Class P	529,890,473	6,003,693,452
Total Net Assets	$541,767,683	$6,080,201,318
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	203,459	44,339
Institutional	503,260	1,960,785
Class R6	1,338	413,628
Class P	31,562,636	192,189,350
Net asset value, offering and redemption price per share:(b)
Class A	$16.58	$31.35
Institutional	16.85	31.72
Class R6	16.80	31.24
Class P	16.79	31.24

(a)	Segregated for initial margin and/or collateral as follows:

Portfolio	Futures	Forwards	Swaps
Enhanced Dividend Global Equity Portfolio	$1,190,454	$1,120,000	$(1)
Tax-Advantaged Global Equity Portfolio	12,566,098	10,550,000	319,992

(b)	Maximum public offering price per share for Class A Shares of the Enhanced Dividend Global Equity Portfolio and Tax-Advantaged Global Equity Portfolio is $17.56 and $33.17, respectively.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations For the Fiscal Year Ended August 31, 2026

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Investment income:

Dividends from Affiliated Underlying Funds	$7,311,352	$58,530,062

Dividends — unaffiliated issuers (net of foreign withholding taxes of $– and $240, respectively)	406,544	3,033,620

Total Investment Income	7,717,896	61,563,682

Expenses:

Management fees	759,965	8,411,630

Transfer Agency fees(a)	156,692	1,689,513

Professional fees	128,946	132,505

Custody, accounting and administrative services	124,237	526,131

Registration fees	60,002	72,599

Printing and mailing costs	28,743	41,190

Trustee fees	27,962	37,030

Distribution and/or Service fees (12b-1) – Class A	8,152	3,051

Other	20,422	70,971

Total expenses	1,315,121	10,984,620

Less — expense reductions	(358,308)	(555,629)

Net expenses	956,813	10,428,991

NET INVESTMENT INCOME	6,761,083	51,134,691

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	866,704	12,602,057

Investments in affiliated Underlying Funds	10,324,506	167,683,041

Forward foreign currency exchange contracts	1,145,140	12,675,696

Swap Contracts	324,728	3,639,575

Written Options	117,971	1,282,790

Purchased Options	(35,522)	(415,148)

Foreign currency transactions	(17,966)	(581,844)

Futures contracts	(633,043)	(26,179,932)

Capital gain distributions from affiliated Underlying Funds	18,206,065	6,188,021

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	3,622,866	11,211,377

Investment in affiliated Underlying Funds	54,398,374	718,593,207

Forward foreign currency exchange contracts	258,393	2,241,910

Futures contracts	(77,273)	1,531,823

Written options	75,664	878,562

Foreign currency translations	18,023	212,355

Swap Contracts	(63,652)	(700,482)

Purchased Options	(63,771)	(704,501)

Net realized and unrealized gain	88,467,207	910,158,507

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$95,228,290	$961,293,198

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations (continued) For the Fiscal Year Ended August 31, 2026

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Portfolio	Class A	Institutional	Class R6	Class P
Enhanced Dividend Global Equity Portfolio	$4,891	$3,140	$7	$148,654
Tax-Advantaged Global Equity Portfolio	1,831	22,888	3,649	1,661,145

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Changes in Net Assets

	Enhanced Dividend Global Equity Portfolio		Tax-Advantaged Global Equity Portfolio

	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$6,761,083	$7,653,066	$51,134,691	$48,719,857

Net realized gain	30,298,583	19,940,876	176,894,256	175,489,513

Net change in unrealized gain	58,168,624	23,709,150	733,264,251	408,418,447

Net increase in net assets resulting from operations	95,228,290	51,303,092	961,293,198	632,627,817

Distributions to shareholders:

From distributable earnings:

Class A Shares	(180,410)	(184,554)	(55,623)	(16,398)

Institutional Shares	(455,905)	(512,400)	(2,867,196)	(993,154)

Class R6 Shares	(1,160)	(1,171)	(622,897)	(213,936)

Class P Shares	(28,449,072)	(29,814,564)	(279,632,982)	(94,037,337)

Total distributions to shareholders	(29,086,547)	(30,512,689)	(283,178,698)	(95,260,825)

From share transactions:

Proceeds from sales of shares	30,224,133	27,233,021	327,112,063	336,776,517

Reinvestment of distributions	29,084,818	30,510,699	282,114,161	94,933,078

Cost of shares redeemed	(55,566,148)	(52,752,185)	(345,094,498)	(312,003,492)

Net increase in net assets resulting from share transactions	3,742,803	4,991,535	264,131,726	119,706,103

TOTAL INCREASE	69,884,546	25,781,938	942,246,226	657,073,095

Net Assets:

Beginning of year	$471,883,137	$446,101,199	$5,137,955,092	$4,480,881,997

End of year	$541,767,683	$471,883,137	$6,080,201,318	$5,137,955,092

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Enhanced Dividend Global Equity Portfolio

	Class A Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$14.61	$13.99	$12.30	$12.08	$14.54

Net investment income(a)(b)	0.15	0.19	0.22	0.18	0.25

Net realized and unrealized gain (loss)	2.68	1.36	1.97	1.14	(1.54)

Total from investment operations	2.83	1.55	2.19	1.32	(1.29)

Distributions to shareholders from net investment income	(0.24)	(0.29)	(0.23)	(0.22)	(0.45)

Distributions to shareholders from net realized gains	(0.61)	(0.64)	(0.27)	(0.88)	(0.72)

Total distributions	(0.85)	(0.93)	(0.50)	(1.10)	(1.17)

Net asset value, end of year	$16.58	$14.61	$13.99	$12.30	$12.08

Total Return(c)	20.16%	11.61%	18.38%	11.84%	(9.61)%

Net assets, end of year (in 000’s)	$3,374	$3,009	$2,685	$2,774	$2,713

Ratio of net expenses to average net assets(d)	0.52%	0.51%	0.51%	0.53%	0.52%

Ratio of total expenses to average net assets(d)	0.63%	0.64%	0.64%	0.65%	0.61%

Ratio of net investment income to average net assets	1.01%	1.39%	1.69%	1.50%	1.89%

Portfolio turnover rate(e)	12%	17%	10%	8%	23%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Enhanced Dividend Global Equity Portfolio

	Institutional Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$14.83	$14.19	$12.47	$12.24	$14.71

Net investment income(a)(b)	0.21	0.24	0.26	0.22	0.30

Net realized and unrealized gain (loss)	2.72	1.37	2.00	1.15	(1.55)

Total from investment operations	2.93	1.61	2.26	1.37	(1.25)

Distributions to shareholders from net investment income	(0.29)	(0.33)	(0.27)	(0.26)	(0.50)

Distributions to shareholders from net realized gains	(0.62)	(0.64)	(0.27)	(0.88)	(0.72)

Total distributions	(0.91)	(0.97)	(0.54)	(1.14)	(1.22)

Net asset value, end of year	$16.85	$14.83	$14.19	$12.47	$12.24

Total Return(c)	20.58%	11.93%	18.74%	12.24%	(9.32)%

Net assets, end of year (in 000’s)	$8,481	$7,952	$8,428	$8,456	$9,109

Ratio of net expenses to average net assets(d)	0.20%	0.19%	0.19%	0.20%	0.17%

Ratio of total expenses to average net assets(d)	0.27%	0.28%	0.27%	0.28%	0.24%

Ratio of net investment income to average net assets	1.33%	1.72%	1.99%	1.83%	2.24%

Portfolio turnover rate(e)	12%	17%	10%	8%	23%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Enhanced Dividend Global Equity Portfolio

	Class R6 Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$14.79	$14.16	$12.44	$12.21	$14.68

Net investment income(a)(b)	0.21	0.24	0.26	0.22	0.30

Net realized and unrealized gain (loss)	2.72	1.37	2.00	1.15	(1.55)

Total from investment operations	2.93	1.61	2.26	1.37	(1.25)

Distributions to shareholders from net investment income	(0.29)	(0.34)	(0.27)	(0.26)	(0.50)

Distributions to shareholders from net realized gains	(0.61)	(0.64)	(0.27)	(0.88)	(0.72)

Total distributions	(0.90)	(0.98)	(0.54)	(1.14)	(1.22)

Net asset value, end of year	$16.80	$14.79	$14.16	$12.44	$12.21

Total Return(c)	20.57%	11.98%	18.72%	12.20%	(9.25)%

Net assets, end of year (in 000’s)	$22	$19	$17	$14	$12

Ratio of net expenses to average net assets(d)	0.19%	0.18%	0.17%	0.19%	0.17%

Ratio of total expenses to average net assets(d)	0.25%	0.25%	0.24%	0.25%	0.22%

Ratio of net investment income to average net assets	1.33%	1.73%	2.01%	1.86%	2.24%

Portfolio turnover rate(e)	12%	17%	10%	8%	23%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Enhanced Dividend Global Equity Portfolio

	Class P Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$14.78	$14.14	$12.43	$12.20	$14.67

Net investment income(a)(b)	0.21	0.24	0.26	0.22	0.30

Net realized and unrealized gain (loss)	2.70	1.37	1.99	1.15	(1.55)

Total from investment operations	2.91	1.61	2.25	1.37	(1.25)

Distributions to shareholders from net investment income	(0.29)	(0.33)	(0.27)	(0.26)	(0.50)

Distributions to shareholders from net realized gains	(0.61)	(0.64)	(0.27)	(0.88)	(0.72)

Total distributions	(0.90)	(0.97)	(0.54)	(1.14)	(1.22)

Net asset value, end of year	$16.79	$14.78	$14.14	$12.43	$12.20

Total Return(c)	20.60%	11.99%	18.73%	12.20%	(9.26)%

Net assets, end of year (in 000’s)	$529,890	$460,903	$434,972	$403,126	$391,095

Ratio of net expenses to average net assets(d)	0.19%	0.18%	0.18%	0.19%	0.17%

Ratio of total expenses to average net assets(d)	0.26%	0.27%	0.26%	0.27%	0.23%

Ratio of net investment income to average net assets	1.34%	1.72%	2.01%	1.86%	2.25%

Portfolio turnover rate(e)	12%	17%	10%	8%	23%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Tax-Advantaged Global Equity Portfolio

	Class A Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$27.84	$24.92	$20.43	$18.81	$21.83

Net investment income(a)(b)	0.15	0.17	0.21	0.22	0.21

Net realized and unrealized gain (loss)	4.79	3.19	4.49	1.98	(2.91)

Total from investment operations	4.94	3.36	4.70	2.20	(2.70)

Distributions to shareholders from net investment income	(0.17)	(0.23)	(0.21)	(0.19)	(0.27)

Distributions to shareholders from net realized gains	(1.26)	(0.21)	–	(0.39)	(0.05)

Total distributions	(1.43)	(0.44)	(0.21)	(0.58)	(0.32)

Net asset value, end of year	$31.35	$27.84	$24.92	$20.43	$18.81

Total Return(c)	18.32%	13.67%	23.19%	12.09%	(12.59)%

Net assets, end of year (in 000’s)	$1,390	$1,083	$878	$603	$526

Ratio of net expenses to average net assets(d)	0.56%	0.55%	0.55%	0.56%	0.55%

Ratio of total expenses to average net assets(d)	0.57%	0.57%	0.57%	0.58%	0.57%

Ratio of net investment income to average net assets	0.52%	0.68%	0.92%	1.18%	1.03%

Portfolio turnover rate(e)	11%	28%	9%	4%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Tax-Advantaged Global Equity Portfolio

	Institutional Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$28.14	$25.17	$20.62	$18.98	$22.03

Net investment income(a)(b)	0.27	0.27	0.30	0.30	0.29

Net realized and unrealized gain (loss)	4.83	3.22	4.53	1.99	(2.94)

Total from investment operations	5.10	3.49	4.83	2.29	(2.65)

Distributions to shareholders from net investment income	(0.26)	(0.31)	(0.28)	(0.26)	(0.35)

Distributions to shareholders from net realized gains	(1.26)	(0.21)	–	(0.39)	(0.05)

Total distributions	(1.52)	(0.52)	(0.28)	(0.65)	(0.40)

Net asset value, end of year	$31.72	$28.14	$25.17	$20.62	$18.98

Total Return(c)	18.75%	14.07%	23.66%	12.51%	(12.31)%

Net assets, end of year (in 000’s)	$62,198	$54,225	$48,612	$40,174	$37,591

Ratio of net expenses to average net assets(d)	0.20%	0.19%	0.19%	0.20%	0.18%

Ratio of total expenses to average net assets(d)	0.21%	0.21%	0.21%	0.22%	0.20%

Ratio of net investment income to average net assets	0.90%	1.03%	1.31%	1.55%	1.40%

Portfolio turnover rate(e)	11%	28%	9%	4%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Tax-Advantaged Global Equity Portfolio

	Class R6 Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$27.73	$24.81	$20.33	$18.73	$21.73

Net investment income(a)(b)	0.27	0.27	0.29	0.29	0.29

Net realized and unrealized gain (loss)	4.77	3.17	4.48	1.97	(2.89)

Total from investment operations	5.04	3.44	4.77	2.26	(2.60)

Distributions to shareholders from net investment income	(0.27)	(0.31)	(0.29)	(0.27)	(0.35)

Distributions to shareholders from net realized gains	(1.26)	(0.21)	–	(0.39)	(0.05)

Total distributions	(1.53)	(0.52)	(0.29)	(0.66)	(0.40)

Net asset value, end of year	$31.24	$27.73	$24.81	$20.33	$18.73

Total Return(c)	18.78%	14.09%	23.67%	12.47%	(12.24)%

Net assets, end of year (in 000’s)	$12,920	$11,311	$10,112	$8,284	$8,343

Ratio of net expenses to average net assets(d)	0.19%	0.18%	0.18%	0.19%	0.16%

Ratio of total expenses to average net assets(d)	0.20%	0.20%	0.20%	0.21%	0.19%

Ratio of net investment income to average net assets	0.93%	1.05%	1.31%	1.54%	1.41%

Portfolio turnover rate(e)	11%	28%	9%	4%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Tax-Advantaged Global Equity Portfolio

	Class P Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$27.74	$24.82	$20.34	$18.73	$21.74

Net investment income(a)(b)	0.27	0.26	0.29	0.30	0.29

Net realized and unrealized gain (loss)	4.76	3.18	4.48	1.97	(2.90)

Total from investment operations	5.03	3.44	4.77	2.27	(2.61)

Distributions to shareholders from net investment income	(0.27)	(0.31)	(0.29)	(0.27)	(0.35)

Distributions to shareholders from net realized gains	(1.26)	(0.21)	–	(0.39)	(0.05)

Total distributions	(1.53)	(0.52)	(0.29)	(0.66)	(0.40)

Net asset value, end of year	$31.24	$27.74	$24.82	$20.34	$18.73

Total Return(c)	18.74%	14.08%	23.66%	12.53%	(12.28)%

Net assets, end of year (in 000’s)	$6,003,693	$5,071,336	$4,421,281	$3,596,886	$3,232,977

Ratio of net expenses to average net assets(d)	0.19%	0.18%	0.18%	0.19%	0.17%

Ratio of total expenses to average net assets(d)	0.20%	0.20%	0.20%	0.21%	0.19%

Ratio of net investment income to average net assets	0.91%	1.04%	1.31%	1.56%	1.41%

Portfolio turnover rate(e)	11%	28%	9%	4%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions at the net asset value, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements August 31, 2026

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Enhanced Dividend Global Equity Portfolio	A, Institutional, R6 and P	Diversified

Goldman Sachs Tax-Advantaged Global Equity Portfolio	A, Institutional, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser (“Investment Adviser”) to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust.

The Portfolios are expected to invest primarily in a combination of domestic and international equity and fixed income underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM acts as the investment adviser. Additionally, these Portfolios may invest a portion of their assets directly in other securities and instruments, including unaffiliated exchange-traded funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Portfolio is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees.

Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may

21

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) August 31, 2026

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D.  Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Portfolio	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Enhanced Dividend Global Equity Portfolio	Quarterly	Annually

Tax-Advantaged Global Equity Portfolio	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Portfolio are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  Segment Reporting — The Portfolios follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Portfolio operates in one segment. The segment derives its revenues from Portfolio investments made in accordance with the defined investment strategy of the Portfolio, as prescribed in the Portfolios’ prospectuses. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Portfolios’ Investment Adviser. The CODM monitors and actively manages the operating results of each Portfolio. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Portfolios’ single segment, is consistent with that presented within each Portfolio’s financial statements.

G. Income Tax Disclosure — The Portfolios adopted Financial Accounting Standards Board Accounting Standards Update 2023-09, Income Taxes (Topic 740)— Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Portfolio’s financial position or the results of its operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to

22

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Portfolios (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Portfolios’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities— Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Derivative Contracts— A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities

23

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) August 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options —When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be

24

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A total return swap is an agreement that gives the Portfolio the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Portfolio may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy— The following is a summary of the Portfolios’ investments classified in the fair value hierarchy as of August 31, 2026:

Enhanced Dividend Global Equity Portfolio

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$477,291,465	$—	$—
Exchange-Traded Funds	36,825,848	—	—
Investment Company	16,833,436	—	—

Total	$530,950,749	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$390,966	$—
Futures Contracts(a)	122,945	—	—
Purchased Options Contracts	—	55,083	—

Total	$122,945	$446,049	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(150,395)	$—
Futures Contracts(a)	(109,103)	—	—
Total Return Swap Contracts(a)	—	(22,362)	—
Written Options Contracts	—	(65,031)	—

Total	$(109,103)	$(237,788)	$—

Tax-Advantaged Global Equity Portfolio

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$5,450,318,599	$—	$—
Exchange-Traded Funds	180,174,593	—	—
Investment Company	327,299,381	—	—

Total	$5,957,792,573	$—	$—

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) August 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$4,063,258	$—
Futures Contracts(a)	1,458,755	—	—
Purchased Options Contracts	—	616,140	—

Total	$1,458,755	$4,679,398	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(2,004,745)	$—
Futures Contracts(a)	(1,232,846)	—	—
Total Return Swap Contracts(a)	—	(249,348)	—
Written Options Contracts	—	(726,413)	—

Total	$(1,232,846)	$(2,980,506)	$—

(a)	Amount shown represents unrealized gain (loss) at fiscal year end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of August 31, 2026. These instruments were used as part of the Portfolios’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolios’ net exposure.

Enhanced Dividend Global Equity Portfolio

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Currency	Receivables for unrealized gain on forward foreign currency exchange contracts	$390,966	Payable for unrealized loss on forward foreign currency exchange contracts	$(150,395)

Equity	Purchased options at value, Variation margin on futures and swaps contracts	$178,028	Written options at value, Variation margin on futures and swaps contracts	$(91,866)

Interest Rate		$—	Variation margin on futures contracts	$(104,630)

Total		$568,994		$(346,891)

Tax-Advantaged Global Equity Portfolio

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Currency	Receivables for unrealized gain on forward foreign currency exchange contracts	$4,063,258	Payable for unrealized loss on forward foreign currency exchange contracts	$(2,004,745)

Equity	Purchased options at value, Variation margin on futures and swaps contracts	$2,074,895	Written options at value, Variation margin on futures and swaps contracts	$(1,028,382)

Interest Rate		$—	Variation margin on futures contracts	$(1,180,225)

Total		$6,138,153		$(4,213,352)

(1) Includes unrealized gain (loss) on futures contracts and centrally cleared swap contracts described in the Additional Investment Information sections of the Schedule of Investments. Only variation margin as of August 31, 2026 is reported within the Statements of Assets and Liabilities.

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4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Portfolios’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended August 31, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Enhanced Dividend Global Equity Portfolio

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	$1,113,850	$260,749

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	407,151	80,381

Interest Rate	Net realized gain (loss) from futures and swap contracts/Net change in unrealized gain (loss) on futures and swap contracts	(601,727)	(211,769)

Total		$919,274	$129,361

Tax-Advantaged Global Equity Portfolio

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	12,326,573	2,266,975

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	(14,916,288)	3,324,226

Interest Rate	Net realized gain (loss) from futures and swap contracts/Net change in unrealized gain (loss) on futures and swap contracts	(6,407,304)	(2,343,889)

Total		$(8,997,019)	$3,247,312

For the fiscal year ended August 31, 2026, the relevant values for each derivative type was as follows:

	Average Number of Contracts or Notional Amounts(a)

Portfolio	Futures Contracts	Forward Contracts	Swap Contracts	Purchased Options	Written Options

Enhanced Dividend Global Equity Portfolio	172	48,645,451	4,680,099	2,659,713	2,187,110

Tax-Advantaged Global Equity Portfolio	1,758	541,996,258	51,160,424	28,818,444	23,519,488

(a)

Amounts disclosed represent average number of futures contracts, purchased options and written options, notional amounts for forward contracts and swap contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Portfolio held such derivatives during the fiscal year ended August 31, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) August 31, 2026

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 0.15% of each Portfolio’s average daily net assets. For the fiscal year ended August 31, 2026, the effective net management fee with GSAM was at 0.14% of each Portfolio’s average daily net assets.

During the year the Portfolios invested in Institutional Shares of the Goldman Sachs Financial Square Government Fund and Goldman Sachs Central Government Fund (“Government Money Market Fund”), and Class R6 Shares of the Goldman Sachs Energy Infrastructure Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Portfolios in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Portfolios invest. For the fiscal year ended August 31, 2026, the management fees waived by GSAM for each Portfolio was as follows:

Portfolio	Management Fee Waived

Enhanced Dividend Global Equity Portfolio	$37,623

Tax-Advantaged Global Equity Portfolio	460,287

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Portfolio, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class A Shares of the Portfolios.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. During the fiscal year ended August 31, 2026, Goldman Sachs retained front-end sales charges of $5 and $2 for the Enhanced Dividend Global Equity Portfolio and Tax-Advantaged Global Equity Portfolio, respectively.

D.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A Shares of the Goldman Sachs Enhanced Dividend Global Equity Portfolio through at least December 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Trustees.

E.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Portfolios (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Portfolios is 0.014%. These Other Expense limitations will remain in place through at least December 29, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended August 31, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Portfolio	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Enhanced Dividend Global Equity Portfolio	$ 37,623	$1,304	$319,381	$358,308

Tax-Advantaged Global Equity Portfolio	460,287	–	95,342	555,629

F.  Line of Credit Facility — As of August 31, 2026, the Portfolios participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other Portfolios of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the fiscal year ended August 31, 2026, the Portfolios did not have any borrowings under the facility. Prior to April 10, 2026, the facility was $1,300,000,000.

G.  Other Transactions with Affiliates — For the fiscal year ended August 31, 2026, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Enhanced Dividend Global Equity Portfolio and Tax-Advantaged Global Equity Portfolio.

The Portfolios invest primarily in Class R6 Shares of the Underlying Funds. These Underlying Funds are considered to be affiliated with the Portfolios. The tables below show the transactions in and earnings from investments in these Underlying Funds for the fiscal year ended August 31, 2026:

Enhanced Dividend Global Equity Portfolio

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of August 31, 2026	Shares as of August 31, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs U.S. Equity Dividend and Premium Fund

	$288,281,853	$26,088,545	$(17,193,096)	$1,403,034	$38,114,915	$336,695,251	16,408,151	$3,337,489	$15,437,355

Goldman Sachs Central Government Fund - Institutional Shares

	–	45,704,655	(28,871,219)	–	–	16,833,436	16,833,436	318,476	–

Goldman Sachs Emerging Markets Equity Insights Fund

	8,521,488	22,419,550	(3,403,353)	546,259	6,890,690	34,974,634	2,489,298	193,242	–

Goldman Sachs Energy Infrastructure Fund

	568,004	43,872	(616,432)	133,070	(128,514)	–	–	10,383	33,488

Goldman Sachs Financial Square Government Fund - Institutional Shares

	29,846,434	34,239,728	(64,086,162)	–	–	–	–	817,546	–

Goldman Sachs International Equity Dividend and Premium Fund

	71,126,030	5,131,195	(19,452,297)	5,278,185	5,828,431	67,911,544	7,133,566	2,073,293	–

Goldman Sachs International Small Cap Insights Fund

	12,478,991	925,826	(3,794,197)	1,428,680	283,742	11,323,042	599,420	380,164	545,662

Goldman Sachs Small Cap Equity Insights Fund

	25,335,668	2,370,320	(6,263,383)	1,535,278	3,409,111	26,386,994	728,922	180,759	2,189,561

Total	$436,158,468	$136,923,691	$(143,680,139)	$10,324,506	$54,398,375	$494,124,901		$7,311,352	$18,206,066

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Notes to Financial Statements (continued) August 31, 2026

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Tax-Advantaged Global Equity Portfolio

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of August 31, 2026	Shares as of August 31, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Central Government Fund - Institutional Shares

	$–	$529,092,037	$(201,792,656)	$–	$–	$327,299,381	327,299,381	$4,870,979	$–

Goldman Sachs Emerging Markets Equity Insights Fund

	90,299,067	240,186,819	(28,300,000)	4,571,694	76,762,535	383,520,115	27,296,805	2,197,012	–

Goldman Sachs Energy Infrastructure Fund

	4,648,256	359,024	(5,044,569)	1,117,193	(1,079,904)	–	–	84,974	274,050

Goldman Sachs Financial Square Government Fund - Institutional Shares

	305,012,766	629,597,884	(934,610,650)	–	–	–	–	10,223,622	–

Goldman Sachs International Small Cap Insights Fund

	131,646,220	10,034,255	(41,041,063)	11,749,702	6,320,070	118,709,184	6,284,234	4,120,285	5,913,971

Goldman Sachs International Tax-Managed Equity Fund

	787,161,136	40,150,650	(289,290,000)	128,943,816	22,283,755	689,249,357	35,898,404	17,385,517	–

Goldman Sachs U.S. Tax-Managed Equity Fund

	3,685,800,547	121,652,009	(184,220,000)	21,300,636	614,306,751	4,258,839,943	71,004,334	19,647,673	–

Total	$5,004,567,992	$1,571,072,678	$(1,684,298,938)	$167,683,041	$718,593,207	$5,777,617,980		$58,530,062	$6,188,021

As of August 31, 2026, the Portfolios were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Underlying Funds	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Goldman Sachs U.S. Equity Dividend and Premium Fund	9%	–%

Goldman Sachs International Equity Dividend & Premium Fund	45	–

Goldman Sachs U.S. Tax-Managed Equity Fund	–	87

Goldman Sachs International Tax-Managed Equity Fund	–	70

Goldman Sachs Emerging Markets Equity Insights Fund	–	10

As of August 31, 2026, the Goldman Sachs Group, Inc. was the beneficial owner of the following share class of the Portfolios:

Portfolio	Class R6

Enhanced Dividend Global Equity Portfolio	100%

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the fiscal year ended August 31, 2026, were as follows:

Portfolio	Purchases	Sales

Enhanced Dividend Global Equity Portfolio	$67,140,288	$55,876,707

Tax-Advantaged Global Equity Portfolio	578,676,994	770,532,315

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2026, were as follows:

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Distributions paid from:

Ordinary Income	$11,076,859	$99,181,714

Long-term capital gains	18,009,688	183,996,984

Total taxable distributions	$29,086,547	$283,178,698

The tax character of distributions paid during the fiscal year ended August 31, 2025, were as follows:

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Distributions paid from:

Ordinary Income	$11,254,524	$57,757,422

Long-term capital gains	19,258,165	37,503,403

Total taxable distributions	$30,512,689	$95,260,825

As of August 31, 2026, the components of accumulated earnings (losses) on a tax-basis were as follows:

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Undistributed ordinary income — net	$1,926,603	$11,231,892

Undistributed long-term capital gains	21,653,083	106,580,262

Total undistributed earnings	$23,579,686	$117,812,154

Timing differences — (Straddle Deferral)	(8,050)	(425,171)

Unrealized gains (losses) — net	221,952,479	3,286,182,386

Total accumulated earnings (losses) — net	$245,524,115	$3,403,569,369

As of August 31, 2026, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Tax Cost	$309,418,175	$2,675,767,683

Gross unrealized gain	222,167,626	3,290,349,553

Gross unrealized loss	(215,147)	(4,167,167)

Net unrealized gain (loss)	$221,952,479	$3,286,182,386

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) August 31, 2026

7. TAX INFORMATION (continued)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts and differences in the tax treatment of passive foreign investment companies and swap transactions.

GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Portfolios’ and Underlying Funds’ risks include, but are not limited to, the following:

Counterparty Risk — Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions. Therefore, in those instances in which the Portfolio enters into uncleared OTC transactions, the Portfolio will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio will sustain losses.

Derivatives Risk — The Portfolios’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Portfolios. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Portfolios will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Portfolios will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

Expenses Risk — By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also the expenses of the Portfolio.

Investments in the Underlying Funds Risk — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. A strategy used by the Underlying Funds may fail to produce the intended results. As of August 31, 2026, the Enhanced Dividend Global Equity Portfolio invested 62.1% and 12.5% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large capitalization U.S. issuers, with

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

8. OTHER RISKS (continued)

public stock market capitalizations within the range of the market capitalization of the S&P 500® Index at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the S&P 500® Index or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in non-U.S. issuers with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio.

As of August 31, 2026, the Tax-Advantaged Global Equity Portfolio invested 70.0% and 11.3% of its net assets in the Goldman Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Tax-Managed Equity Fund invests primarily in equity investments in U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in equity investments in non-U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make the Portfolio more volatile. When the Portfolio uses leverage, the sum of that Portfolio’s investment exposure may significantly exceed the amount of assets invested in the Portfolio, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause the Portfolio to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by the Portfolio can substantially increase the adverse impact to which the Portfolio’s investment portfolio may be subject.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) August 31, 2026

8. OTHER RISKS (continued)

other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.

Tax-Managed Investment Risk — Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax-managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global Equity Portfolio to shareholders. A high percentage of an Underlying Fund’s NAV may consist of unrealized capital gains, which represent a potential future tax liability to shareholders.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

In September 2026, the Financial Accounting Standards Board issued Accounting Standards Update 2026-03, Fair Value Measurement (Topic 820)- Investment Companies with Equity Securities Subject to Contractual Sale Restrictions (“ASU 2026-03”). The standard requires investment companies to consider contractual sale restrictions when measuring the fair value of in-scope equity securities and requires enhanced disclosures regarding such restrictions, including the amount of any discount attributable to the restriction. ASU 2026-03 is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods, with early adoption permitted. Management is currently evaluating the impact of, and determining when the Portfolios will adopt, the new requirement.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Enhanced Dividend Global Equity Portfolio

	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	13,951	$212,733	13,006	$180,134

Reinvestment of distributions	12,166	179,604	13,324	183,678

Shares redeemed	(28,647)	(449,243)	(12,255)	(167,756)

	(2,530)	(56,906)	14,075	196,056

Institutional Shares

Shares sold	65,369	1,013,339	65,563	902,019

Reinvestment of distributions	30,312	454,981	36,552	511,285

Shares redeemed	(128,664)	(1,954,283)	(159,787)	(2,229,694)

	(32,983)	(485,963)	(57,672)	(816,390)

Class R6 Shares

Shares sold	—	—	1	11

Reinvestment of distributions	77	1,161	84	1,172

Shares redeemed	—	—	—	(1)

	77	1,161	85	1,182

Class P Shares

Shares sold	1,892,545	28,998,061	1,904,286	26,150,857

Reinvestment of distributions	1,902,442	28,449,072	2,139,188	29,814,564

Shares redeemed	(3,420,617)	(53,162,622)	(3,608,813)	(50,354,734)

	374,370	4,284,511	434,661	5,610,687

	Tax-Advantaged Global Equity Portfolio

	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	8,030	$238,186	6,234	$163,716

Reinvestment of distributions	1,967	55,624	642	16,397

Shares redeemed	(4,563)	(134,586)	(3,201)	(83,342)

	5,434	159,224	3,675	96,771

Institutional Shares

Shares sold	138,211	4,203,331	88,276	2,207,660

Reinvestment of distributions	99,810	2,855,768	38,405	986,797

Shares redeemed	(204,072)	(6,035,103)	(131,105)	(3,309,680)

	33,949	1,023,996	(4,424)	(115,223)

Class R6 Shares

Shares sold	208	5,931	510	12,963

Reinvestment of distributions	22,105	622,897	8,449	213,936

Shares redeemed	(16,544)	(467,209)	(8,624)	(220,327)

	5,769	161,619	335	6,572

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) August 31, 2026

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Tax-Advantaged Global Equity Portfolio

	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class P Shares

Shares sold	11,081,759	$322,664,615	13,205,709	$334,392,178

Reinvestment of distributions	9,885,730	278,579,872	3,701,310	93,715,948

Shares redeemed	(11,623,464)	(338,457,600)	(12,229,685)	(308,390,143)

	9,344,025	262,786,887	4,677,334	119,717,983

36

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Enhanced Dividend Global Equity Portfolio and Goldman Sachs Tax-Advantaged Global Equity Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Enhanced Dividend Global Equity Portfolio and Goldman Sachs Tax-Advantaged Global Equity Portfolio (two of the portfolios constituting Goldman Sachs Trust, hereafter collectively referred to as the “Portfolios”) as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent of the investee funds and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 28, 2026

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Enhanced Dividend Global Equity Portfolio and Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Portfolios”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Portfolios at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Portfolios.

The Management Agreement was most recently approved for continuation until June 30, 2027 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-17, 2026 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Portfolio, such matters included:

(a)

the nature and quality of the advisory, administrative, and other services provided to the Portfolio and the underlying funds in which it invests (the “Underlying Funds”) by the Investment Adviser and its affiliates, including information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Portfolio and the Underlying Funds, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Underlying Funds invest;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Portfolio’s peer group and/or benchmark index had high, medium, or low relevance given the Portfolio’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Portfolio;
(e)	fee and expense information for the Portfolio, including:
(i)	the relative management fee and expense levels of the Portfolio as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Portfolio’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Portfolio, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Portfolio;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations with respect to the Portfolio and certain Underlying Funds;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Portfolio to the Investment Adviser and its affiliates;

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(i)	whether the Portfolio’s existing management fee arrangement, together with the management fee schedules of the Underlying Funds, adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Portfolio and/or the Underlying Funds, including the fees received by the Investment Adviser’s affiliates from the Portfolio and/or the Underlying Funds for transfer agency, securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Portfolio and/or the Underlying Funds as a result of their relationship with the Investment Adviser;
(l)

with respect to the applicable Underlying Funds, information regarding commissions paid by the Underlying Funds that are equity funds and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Portfolio shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Portfolio and the Underlying Funds by their unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Portfolio’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Portfolios’ distribution arrangements. They received information regarding the Portfolios’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Portfolio shares. The Trustees also discussed the broad range of other investment choices that are available to Portfolio investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Portfolios and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Portfolios. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Portfolios and the Underlying Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Portfolios and the Underlying Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Portfolios and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Portfolios, the Underlying Funds, and the Investment Adviser and its affiliates.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Portfolios and the Underlying Funds. In this regard, they compared the investment performance of each Portfolio to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2025, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2026. The information on each Portfolio’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Portfolio’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Portfolios over time, and reviewed the investment performance of each Portfolio in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Portfolio performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Underlying Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the portfolio management teams of certain Underlying Funds to continue to enhance the investment models used in managing those Underlying Funds.

The Trustees observed that the Enhanced Dividend Global Equity Portfolio’s Institutional Shares had placed in the top half of the Portfolio’s peer group for the five-year period and in the third quartile for the one-, three-, and ten-year periods, and had outperformed the Portfolio’s benchmark index for the five-year period and underperformed for the one-, three-, and ten-year periods ended March 31, 2026. The Trustees considered that the Tax-Advantaged Global Equity Portfolio’s Institutional Shares had placed in the top half of the Portfolio’s peer group and had outperformed the Portfolio’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2026. They noted that each Portfolio had certain significant differences from its peer group that caused the peer group to be an imperfect basis for comparison. The Trustees also observed that the Portfolios had each experienced certain portfolio management changes in 2022 and a benchmark change in 2024.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Portfolio thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Portfolios, which included both advisory and administrative services that were directed to the needs and operations of the Portfolios as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Portfolios. The analyses provided a comparison of each Portfolio’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Portfolio’s overall net and gross expenses to a peer group and a category universe; and data comparing each Portfolio’s net expenses to the peer and category medians. The analyses also compared each Portfolio’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Portfolios.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations with respect to the Portfolios and the Underlying Funds. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Portfolios, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Portfolios differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Portfolio fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Profitability

The Trustees reviewed each Portfolio’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Portfolio and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the

40

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Portfolio was provided for 2025 and 2024, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Portfolios. The Trustees noted that, although the Portfolios themselves do not have breakpoints in their management fee schedules, any benefits of the breakpoints in the management fee schedules of certain Underlying Funds, when reached, would pass through to the shareholders in the Portfolios at the specified asset levels. The Trustees considered the amounts of assets in the Portfolios; the Portfolios’ recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; information comparing the fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Portfolios and Underlying Funds that exceed specified levels. They also considered the services provided to the Portfolios under the Management Agreement and the fees and expenses borne by the Underlying Funds and considered the Investment Adviser’s finding that the management fees payable by the Portfolios were not duplicative of the management fees paid at the Underlying Fund level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Portfolios and/or the Underlying Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Portfolios and certain Underlying Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of certain Underlying Funds; (d) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for certain Underlying Funds (and fees earned by the Investment Adviser for managing the fund in which those Underlying Funds’ cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Portfolios on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Portfolio shareholders; (h) Goldman Sachs’ retention of certain fees as Portfolio Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Portfolios and Underlying Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) with respect to certain Underlying Funds, the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Portfolios’ and Underlying Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Portfolios and Their Shareholders

The Trustees also noted that the Portfolios and/or the Underlying Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) with respect to the Underlying Funds, enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) with respect to certain Underlying Funds, the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Portfolios and the Underlying Funds because of the reputation of the Goldman Sachs organization; (g) the Portfolios’ and Underlying Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) with respect to certain Underlying Funds, the ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Underlying Funds in connection with the program; and (i) the Portfolios’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Portfolios’ shareholders invested in the Portfolios in part because of the Portfolios’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Portfolios were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Portfolio’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Portfolio and its shareholders and that the Management Agreement should be approved and continued with respect to each Portfolio until June 30, 2027.

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Goldman Sachs Trust – Global Tax-Aware Equity Portfolios – Tax Information (Unaudited)

For the fiscal year ended August 31, 2026, 23.01% and 22.00% of the dividends paid from net investment company taxable income by the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios, respectively, qualify for the dividends received deduction available to corporations.

From distributions paid during the fiscal year ended August 31, 2026, the total amount of income received by the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios from sources within foreign countries and possessions of the United States was $0.0916 and $0.1270 per share, respectively, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid from foreign sources by the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios was 20.33% and 21.18%, respectively. The total amount of taxes paid by the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios to such countries was $0.0087 and $0.0133 per share, respectively.

For the fiscal year ended August 31, 2026, the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios designate 76.13% and 43.12%, respectively, of the dividends paid from net investment company taxable income as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios designate $18,009,688 and $183,996,984, respectively, or, if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended August 31, 2026.

For the year ended August 31, 2026, 0.38% and 0.01% of the dividends paid from net investment company taxable income by the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios, respectively, qualify as section 199A dividends.

During the fiscal year ended August 31, 2026, the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios designate $1,465,069 and $48,168,105, respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

For the fiscal year ended August 31, 2026, the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios designate 9.51% and 13.45%, respectively, of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. TAGEDGAR-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Proxy disclosures for the Goldman Sachs Large Cap Equity Fund is included in Item 7 of this report.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	November 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	November 9, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	November 9, 2026